MassMutual Total Return Bond Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat Emergence SA	16,754	$456,547

TOTAL COMMON STOCK (Cost $1,575,355)		456,547

TOTAL EQUITIES (Cost $1,575,355)		456,547

	Principal Amount
BONDS & NOTES — 112.3%
BANK LOANS — 2.1%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. USD LIBOR + 2.250%
3.916% VRN 5/30/25	$291,280	276,183
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
3.402% VRN 1/29/27	86,864	76,272
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.392% VRN 4/21/28	53,349	49,448
		125,720
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 4/30/26	211,302	196,775
Beverages — 0.0%
Naked Juice LLC, Term Loan, SOFR + 3.250%
4.875% - 5.404% 1/24/29	91,052	84,565
Chemicals — 0.0%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
6.250% VRN 8/12/24	257,988	224,449
Commercial Services — 0.1%
AI Aqua Merger Sub, Inc.
2022 Delayed Draw Term loan,
0.000% 7/31/28 (a)	18,257	16,553
2022 Term Loan B,
0.000% 7/31/28 (a)	80,329	72,831
Amentum Government Services Holdings LLC, Term Loan B,
0.000% 1/29/27 (a)	37,490	35,592

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pre-Paid Legal Services, Inc., 2021 Term Loan,
0.000% 12/15/28 (a)	$35,500	$33,059
Prime Security Services Borrower, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750% ; 3 mo. USD LIBOR + 2.750% ; 6 mo. USD LIBOR + 2.750%
0.000% VRN 9/23/26 (a)	85,521	79,660
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
5.611% VRN 3/04/28	198,000	181,863
Trans Union, LLC, 2021 Term Loan B6,
0.000% 12/01/28 (a)	124,610	118,561
TruGreen Ltd. Partnership, 2020 Term Loan,
0.000% 11/02/27 (a)	35,500	33,666
		571,785
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
6.000% VRN 10/01/26	115,721	106,835
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. USD LIBOR + 1.750%
3.345% VRN 1/15/25	70,325	66,996
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. SOFR + 3.750%
5.275% FRN 4/09/27	105,816	98,806
Setanta Aircraft Leasing Designated Activity Company, Term Loan B, 3 mo. USD LIBOR + 2.000%
4.250% VRN 11/05/28	700,000	664,419
		830,221
Electronics — 0.0%
Ingram Micro, Inc., 2021 Term Loan B,
0.000% 6/30/28 (a)	35,500	33,503
Entertainment — 0.0%
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. SOFR + 3.000%
0.000% FRN 4/14/29 (a)	35,500	33,636
Food — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.489% - 3.916% VRN 8/03/25	192,175	183,733
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
3.916% VRN 11/08/27	386,742	370,970
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 10/23/28	104,738	96,964
		467,934
Insurance — 0.2%
Acrisure, LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
5.166% VRN 2/15/27	198,982	182,069

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.916% VRN 2/19/28	$960,381	$905,562
		1,087,631
Internet — 0.1%
NortonLifeLock, Inc., 2022 Term Loan B,
0.000% 1/28/29 (a)	550,000	520,300
Lodging — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
4.416% VRN 12/23/24	233,154	224,071
Fertitta Entertainment, LLC, 2022 Term Loan B,
0.000% 1/27/29 (a)	300,000	275,889
		499,960
Media — 0.2%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
3.420% VRN 2/01/27	97,494	92,741
CSC Holdings LLC, 2017 Term Loan B1, 1 mo. USD LIBOR + 2.250%
3.574% VRN 7/17/25	172,280	159,876
Diamond Sports Group LLC, 2022 2nd Lien Term Loan, SOFR + 3.250%
4.431% 8/24/26	172,799	40,319
DirecTV Financing, LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
6.666% VRN 8/02/27	419,625	385,182
Sinclair Television Group, Inc., 2021 Term Loan B3, 1 mo. USD LIBOR + 3.000%
4.670% VRN 4/01/28	396,000	366,134
		1,044,252
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
3.005% VRN 7/01/26	985,634	950,181
Pharmaceuticals — 0.4%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
4.166% VRN 3/01/24	187,719	182,299
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
2.812% VRN 8/01/27	1,012,677	954,448
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
6.250% VRN 10/01/27	224,432	211,808
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
3.666% VRN 11/15/27	723,383	682,063
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
3.375% VRN 3/15/28	316,750	305,170
ICON Luxembourg S.A.R.L.
LUX Term Loan,
0.000% 7/03/28 (a)	23,244	22,424
US Term Loan,
0.000% 7/03/28 (a)	5,791	5,587
Jazz Financing Lux S.A.R.L., USD Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 5/05/28	410,850	391,141

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
4.625% VRN 6/02/28	$461,595	$443,325
		3,198,265
Pipelines — 0.0%
Lucid Energy Group II Borrower, LLC, 2021 Term Loan,
0.000% 11/24/28 (a)	25,866	25,487
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
3.416% VRN 11/19/26	367,882	350,500
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 8/03/28	472,625	441,904
		792,404
Software — 0.0%
CDK Global, Inc., 2022 USD Term Loan B,
0.000% 7/06/29 (a)	133,478	125,821
Telecommunications — 0.6%
CenturyLink, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.916% VRN 3/15/27	860,557	789,827
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 4/06/26	291,750	261,300
Intelsat Jackson Holdings S.A., 2021 DIP Term Loan,
0.000% 10/13/22 (a)	106,667	97,581
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
3.416% VRN 3/01/27	1,460,000	1,349,288
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
3.420% VRN 4/11/25	480,000	461,669
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD LIBOR + 2.000%
3.324% VRN 4/30/28	300,000	276,999
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
4.666% VRN 3/09/27	962,204	884,371
		4,121,035
Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD LIBOR + 2.000%
4.250% VRN 12/30/26	66,984	64,196

TOTAL BANK LOANS (Cost $16,462,542)		15,564,871

CORPORATE DEBT — 29.3%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	1,855,000	1,834,053
Agriculture — 0.5%
BAT Capital Corp.
4.390% 8/15/37	340,000	270,698
4.540% 8/15/47	2,165,000	1,596,005
5.650% 3/16/52	570,000	494,563

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds American, Inc.
5.850% 8/15/45	$1,160,000	$977,591
		3,338,857
Airlines — 0.1%
US Airways, Inc.
7.125% 4/22/25	624,753	630,139
Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC
4.250% 9/20/22	435,000	434,048
General Motors Co.
4.875% 10/02/23	150,000	151,519
General Motors Financial Co., Inc.
3.550% 7/08/22	410,000	410,002
		995,569
Banks — 9.7%
Bank of America Corp.
SOFR + 1.370% 1.922% VRN 10/24/31	925,000	738,215
SOFR + 1.060% 2.087% VRN 6/14/29	1,835,000	1,573,483
SOFR + 1.220% 2.299% VRN 7/21/32	490,000	397,069
SOFR + 1.210% 2.572% VRN 10/20/32	730,000	603,809
SOFR + 2.150% 2.592% VRN 4/29/31	290,000	246,639
SOFR + 1.320% 2.687% VRN 4/22/32	245,000	206,232
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	355,000	353,909
3 mo. USD LIBOR + .810% 3.366% VRN 1/23/26	1,900,000	1,841,395
3 mo. USD LIBOR + .970% 3.458% VRN 3/15/25	3,465,000	3,417,492
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	1,670,000	1,595,052
Citigroup, Inc.
SOFR + .770% 1.462% VRN 6/09/27	1,225,000	1,084,352
SOFR + 1.167% 2.561% VRN 5/01/32	640,000	527,982
SOFR + 2.107% 2.572% VRN 6/03/31	1,070,000	901,632
SOFR + 1.146% 2.666% VRN 1/29/31	430,000	365,967
SOFR + 1.351% 3.057% VRN 1/25/33	1,670,000	1,421,580
SOFR + 1.280% 3.070% VRN 2/24/28	410,000	380,590
SOFR + 1.939% 3.785% VRN 3/17/33	475,000	429,164
SOFR + 3.914% 4.412% VRN 3/31/31	830,000	794,439
Credit Suisse Group AG
SOFR + 0.980% 1.305% VRN 2/02/27 (b)	1,315,000	1,130,290
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	885,000	802,857
SOFR + 1.560% 2.593% VRN 9/11/25 (b)	875,000	823,986
SOFR + 1.730% 3.091% VRN 5/14/32 (b)	975,000	777,928
4.282% 1/09/28 (b)	345,000	322,589
Discover Bank
4.200% 8/08/23	1,120,000	1,123,901
DNB Bank ASA 1 year CMT + .680%
1.605% VRN 3/30/28 (b)	1,400,000	1,216,646
Global Bank Corp. 3 mo. USD LIBOR + 3.300%
5.250% VRN 4/16/29 (b)	200,000	187,500
The Goldman Sachs Group, Inc.
SOFR + .486% 0.925% VRN 10/21/24	895,000	856,382
SOFR + .789% 1.093% VRN 12/09/26	485,000	432,446
1.217% 12/06/23	2,245,000	2,164,182
SOFR + .798% 1.431% VRN 3/09/27	2,295,000	2,036,676
SOFR + .913% 1.948% VRN 10/21/27	1,755,000	1,562,703
SOFR + 1.090% 1.992% VRN 1/27/32	315,000	249,498

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.248% 2.383% VRN 7/21/32	$950,000	$770,628
SOFR + 1.264% 2.650% VRN 10/21/32	465,000	384,091
3 mo. USD LIBOR + .990% 2.905% VRN 7/24/23	885,000	884,752
HSBC Holdings PLC
SOFR + 1.732% 2.013% VRN 9/22/28	1,370,000	1,173,682
SOFR + 1.929% 2.099% VRN 6/04/26	1,480,000	1,370,791
SOFR + 1.285% 2.206% VRN 8/17/29	1,135,000	955,991
SOFR + 1.187% 2.804% VRN 5/24/32	865,000	712,214
SOFR + 2.110% 4.755% VRN 6/09/28	1,080,000	1,052,356
JP Morgan Chase & Co.
SOFR + .580% 0.697% VRN 3/16/24	440,000	430,514
3 mo. TSFR + .580% 0.969% VRN 6/23/25	2,650,000	2,478,000
SOFR + .605% 1.561% VRN 12/10/25	1,890,000	1,770,165
SOFR + .885% 1.578% VRN 4/22/27	1,360,000	1,211,732
SOFR + 1.160% 2.301% VRN 10/15/25	880,000	838,756
SOFR + 1.180% 2.545% VRN 11/08/32	850,000	705,625
SOFR + 1.250% 2.580% VRN 4/22/32	390,000	328,234
SOFR + 1.170% 2.947% VRN 2/24/28	535,000	496,370
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	1,000,000	889,976
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	1,255,000	1,250,835
1 year CMT + 1.800% 3.750% VRN 3/18/28	425,000	405,031
1 year CMT + 3.500% 3.870% VRN 7/09/25	415,000	410,137
Macquarie Group Ltd.
SOFR + 1.069% 1.340% VRN 1/12/27 (b)	920,000	809,479
SOFR + 1.440% 2.691% VRN 6/23/32 (b) (c)	5,000	4,033
SOFR + 1.532% 2.871% VRN 1/14/33 (b)	1,335,000	1,092,041
SOFR + 2.405% 4.442% VRN 6/21/33 (b)	525,000	488,288
Morgan Stanley
SOFR + .560% 1.164% VRN 10/21/25	2,885,000	2,675,353
SOFR + .879% 1.593% VRN 5/04/27	1,365,000	1,213,114
SOFR + 1.020% 1.928% VRN 4/28/32	1,005,000	799,137
SOFR + 1.178% 2.239% VRN 7/21/32	360,000	292,679
SOFR + 1.200% 2.511% VRN 10/20/32	725,000	600,627
SOFR + 2.620% 5.297% VRN 4/20/37	520,000	504,900
Natwest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	1,710,000	1,693,206
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	1,825,000	1,705,185
1 year CMT + 1.250% 1.532% VRN 8/21/26	295,000	264,475
SOFR + .989% 1.673% VRN 6/14/27	340,000	297,141
SOFR + 1.220% 2.469% VRN 1/11/28	285,000	252,168
3 mo. USD LIBOR + 1.570% 4.796% VRN 11/15/24	525,000	525,321
Santander UK PLC
5.000% 11/07/23 (b)	1,390,000	1,399,702
UBS Group AG Registered 1 year CMT + 1.550%
4.488% VRN 5/12/26 (b)	445,000	444,034
Wells Fargo & Co.
3 mo. USD LIBOR + .750% 2.164% VRN 2/11/26	925,000	870,230
SOFR + 2.100% 2.393% VRN 6/02/28	1,710,000	1,533,654
SOFR + 1.500% 3.350% VRN 3/02/33	3,750,000	3,337,411
SOFR + 1.510% 3.526% VRN 3/24/28	875,000	829,950
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,345,000	1,277,874
		71,996,467
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	2,215,000	2,093,596

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bacardi Ltd.
5.300% 5/15/48 (b)	$275,000	$260,075
Constellation Brands, Inc.
4.750% 5/09/32	785,000	776,592
		3,130,263
Biotechnology — 0.1%
Amgen, Inc.
3.350% 2/22/32 (c)	80,000	73,541
4.400% 2/22/62	410,000	359,402
		432,943
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.300% 11/01/30 (b)	1,685,000	1,388,305
5.000% 9/26/48	430,000	402,926
		1,791,231
Commercial Services — 0.2%
S&P Global, Inc.
2.900% 3/01/32 (b)	415,000	370,926
4.750% 8/01/28 (b)	750,000	763,286
		1,134,212
Cosmetics & Personal Care — 0.2%
GSK Consumer Healthcare Co.
3.625% 3/24/32 (b)	1,640,000	1,519,905
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	2,270,000	1,814,081
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.875% 1/23/28	265,000	239,571
4.125% 7/03/23	220,000	217,840
Air Lease Corp.
3.250% 3/01/25	950,000	907,463
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	1,109,000	907,355
2.875% 2/15/25 (b)	860,000	791,692
3.950% 7/01/24 (b)	380,000	364,126
Capital One Financial Corp. SOFR + 1.790%
3.273% VRN 3/01/30	1,160,000	1,028,527
Charles Schwab Corp.
2.900% 3/03/32	415,000	366,394
Discover Financial Services
3.950% 11/06/24	150,000	147,915
Intercontinental Exchange, Inc.
4.600% 3/15/33	990,000	987,026
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	700,000	697,491
5.500% 2/15/24 (b)	75,000	74,442
		8,543,923

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.5%
Ameren Illinois Co.
3.700% 12/01/47	$480,000	$411,579
Consolidated Edison Co. of New York, Inc.
4.650% 12/01/48	1,000,000	949,203
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	625,767
Duke Energy Corp.
2.550% 6/15/31	560,000	466,486
3.750% 9/01/46	471,000	373,159
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,237,290
Eversource Energy
4.600% 7/01/27	735,000	741,947
FirstEnergy Transmission LLC
2.866% 9/15/28 (b)	1,401,000	1,186,534
5.450% 7/15/44 (b)	600,000	560,081
Florida Power & Light Co.
3.990% 3/01/49	1,000,000	917,144
Metropolitan Edison Co.
4.000% 4/15/25 (b)	985,000	969,818
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	1,817,334
Mong Duong Finance Holdings BV
5.125% 5/07/29 (b)	250,000	201,250
Nextera Energy Capital Co.
4.625% 7/15/27	925,000	937,723
		11,395,315
Engineering & Construction — 0.0%
Artera Services LLC
9.033% 12/04/25 (b)	257,000	207,091
Entertainment — 0.5%
Caesars Entertainment, Inc.
8.125% 7/01/27 (b) (c)	250,000	241,562
Magallanes, Inc.
5.050% 3/15/42 (b)	1,760,000	1,503,064
5.141% 3/15/52 (b)	2,176,000	1,838,383
		3,583,009
Environmental Controls — 0.0%
Waste Pro USA, Inc.
5.500% 2/15/26 (b)	400,000	355,320
Food — 0.6%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.000% 2/02/29 (b)	730,000	616,633
3.000% 5/15/32 (b)	910,000	698,844
6.500% 12/01/52 (b)	900,000	850,635
Kraft Heinz Foods Co.
4.875% 10/01/49	815,000	724,097
5.200% 7/15/45	750,000	697,441
Pilgrim’s Pride Corp.
5.875% 9/30/27 (b)	75,000	71,813

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Post Holdings, Inc.
5.750% 3/01/27 (b)	$525,000	$508,594
		4,168,057
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (b)	1,337,000	1,348,249
Health Care – Services — 1.5%
Aetna, Inc.
3.500% 11/15/24	500,000	494,480
Centene Corp.
2.450% 7/15/28	1,951,000	1,628,324
4.250% 12/15/27	435,000	404,833
CommonSpirit Health
2.782% 10/01/30	455,000	394,215
HCA, Inc.
2.375% 7/15/31	230,000	179,952
4.125% 6/15/29	1,262,000	1,152,797
4.625% 3/15/52 (b)	415,000	334,020
5.125% 6/15/39	650,000	572,508
5.250% 4/15/25	644,000	645,554
5.250% 6/15/49	485,000	424,669
5.375% 9/01/26	590,000	585,035
5.500% 6/15/47	775,000	706,274
Humana, Inc.
3.700% 3/23/29	2,050,000	1,944,389
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (b)	425,000	341,583
Molina Healthcare, Inc.
3.875% 11/15/30 (b)	417,000	356,443
3.875% 5/15/32 (b)	850,000	711,998
		10,877,074
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	19,721
Insurance — 1.6%
Aon Corp. / Aon Global Holdings PLC
3.900% 2/28/52	845,000	695,760
Athene Global Funding
1.985% 8/19/28 (b)	2,200,000	1,829,935
3.205% 3/08/27 (b)	445,000	405,028
Berkshire Hathaway Finance Corp.
3.850% 3/15/52	1,245,000	1,073,744
Farmers Exchange Capital
3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (b)	3,290,000	3,252,324
3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (b)	350,000	371,057
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (b)	4,000,000	3,925,086
		11,552,934
Internet — 0.2%
Tencent Holdings Ltd.
3.680% 4/22/41 (b)	455,000	367,716

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.840% 4/22/51 (b)	$455,000	$355,179
3.975% 4/11/29 (b)	410,000	389,192
		1,112,087
Lodging — 0.1%
Hyatt Hotels Corp.
1.800% 10/01/24	930,000	879,892
Media — 0.8%
Cable One, Inc.
4.000% 11/15/30 (b)	900,000	738,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	460,439
4.800% 3/01/50	375,000	299,538
4.908% 7/23/25	1,105,000	1,106,636
5.250% 4/01/53	250,000	213,516
5.375% 4/01/38	5,000	4,461
5.375% 5/01/47	180,000	154,070
5.750% 4/01/48	1,088,000	978,329
CSC Holdings LLC
4.125% 12/01/30 (b) (c)	900,000	702,000
5.375% 2/01/28 (b)	125,000	108,125
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375% 8/15/26 (b)	1,175,000	293,750
Time Warner Cable, Inc.
5.500% 9/01/41	370,000	324,330
5.875% 11/15/40	360,000	331,205
The Walt Disney Co.
3.600% 1/13/51	385,000	322,976
		6,037,375
Mining — 0.0%
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (b)	200,000	175,020
Miscellaneous - Manufacturing — 0.2%
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	1,067,000	1,000,827
General Electric Co.
6.750% 3/15/32	480,000	538,034
		1,538,861
Oil & Gas — 0.6%
Ecopetrol SA
6.875% 4/29/30	200,000	176,800
KazMunay Gas National Co.
4.750% 4/19/27 (b)	200,000	177,152
Occidental Petroleum Corp.
0.000% 10/10/36	499,000	247,181
4.500% 7/15/44	400,000	317,000
Pertamina Persero PT
3.100% 8/27/30 (b)	875,000	761,909
Petroleos Mexicanos
6.625% 6/15/35	2,100,000	1,433,523
7.690% 1/23/50	295,000	199,863
Petronas Capital Ltd.
3.500% 4/21/30 (b)	200,000	187,878

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Saudi Arabian Oil Co.
1.625% 11/24/25 (b)	$200,000	$184,600
Shell International Finance BV
4.550% 8/12/43	620,000	591,059
Transocean Guardian Ltd.
5.875% 1/15/24 (b)	206,175	190,547
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	218,438	194,409
		4,661,921
Oil & Gas Services — 0.1%
Transocean Proteus Ltd.
6.250% 12/01/24 (b)	391,950	368,433
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 4/01/26	70,000	63,668
		432,101
Packaging & Containers — 0.2%
Berry Global, Inc.
1.650% 1/15/27	85,000	74,505
4.875% 7/15/26 (b)	585,000	558,300
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (b)	70,000	66,850
Sealed Air Corp.
1.573% 10/15/26 (b)	1,200,000	1,045,465
		1,745,120
Pharmaceuticals — 1.6%
AbbVie, Inc.
4.250% 11/21/49	700,000	623,902
4.450% 5/14/46	695,000	634,495
4.500% 5/14/35	234,000	227,881
4.550% 3/15/35	576,000	563,802
Bayer US Finance II LLC
4.250% 12/15/25 (b)	955,000	943,524
4.375% 12/15/28 (b)	2,735,000	2,668,020
4.625% 6/25/38 (b)	1,310,000	1,189,174
4.875% 6/25/48 (b)	220,000	198,892
Becton Dickinson and Co.
2.823% 5/20/30	1,735,000	1,529,788
Cigna Corp.
3.400% 3/15/51	210,000	162,644
4.125% 11/15/25	695,000	696,452
CVS Health Corp.
3.250% 8/15/29	5,000	4,574
5.050% 3/25/48	2,360,000	2,273,372
Embecta Corp.
5.000% 2/15/30 (b)	425,000	356,760
Endo DAC / Endo Finance LLC / Endo Finco, Inc.
6.000% 6/30/28 (b)	933,000	72,307
		12,145,587
Pipelines — 0.9%
Energy Transfer LP
4.950% 6/15/28	1,291,000	1,274,273
5.350% 5/15/45	370,000	323,658

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.400% 10/01/47	$1,275,000	$1,125,294
5.500% 6/01/27	264,000	267,880
5.950% 10/01/43	750,000	701,851
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	384,344	326,550
Kinder Morgan, Inc.
5.550% 6/01/45	565,000	534,340
Plains All American Pipeline LP/PAA Finance Corp.
3.550% 12/15/29	228,000	202,090
Rockies Express Pipeline LLC
4.950% 7/15/29 (b)	1,000,000	855,000
6.875% 4/15/40 (b)	745,000	616,488
Southern Gas Corridor CJSC
6.875% 3/24/26 (b)	400,000	392,387
		6,619,811
Real Estate Investment Trusts (REITS) — 2.1%
American Assets Trust LP
3.375% 2/01/31	865,000	742,021
American Campus Communities Operating Partnership LP
2.850% 2/01/30	405,000	385,297
3.625% 11/15/27	1,220,000	1,198,897
American Homes Rent
3.625% 4/15/32	1,650,000	1,450,438
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	60,000	52,540
5.250% 6/01/25	600,000	588,414
5.300% 1/15/29	620,000	592,169
5.375% 4/15/26	1,820,000	1,781,088
Healthcare Trust of America Holdings LP
3.100% 2/15/30	670,000	578,476
3.750% 7/01/27	165,000	156,898
Healthpeak Properties, Inc.
4.000% 6/01/25	1,675,000	1,667,210
Hudson Pacific Properties LP
4.650% 4/01/29	1,185,000	1,140,007
Invitation Homes Operating Partnership LP
4.150% 4/15/32	815,000	742,005
SL Green Operating Partnership LP
3.250% 10/15/22	1,000,000	997,510
Ventas Realty LP
3.750% 5/01/24	1,050,000	1,042,155
VICI Properties LP
3.750% 2/15/27 (b)	45,000	39,581
3.875% 2/15/29 (b)	485,000	418,576
4.500% 9/01/26 (b)	240,000	220,800
4.500% 1/15/28 (b)	135,000	123,117
4.625% 6/15/25 (b)	65,000	61,831
4.950% 2/15/30	20,000	18,954
5.125% 5/15/32	770,000	725,602
5.625% 5/15/52	403,000	366,798
5.750% 2/01/27 (b)	255,000	241,969
		15,332,353
Retail — 0.2%
The Michaels Cos., Inc.
5.250% 5/01/28 (b) (c)	556,000	436,999

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.875% 5/01/29 (b)	$339,000	$223,408
Papa John’s International, Inc.
3.875% 9/15/29 (b)	233,000	192,202
Starbucks Corp.
3.000% 2/14/32 (c)	835,000	726,938
		1,579,547
Savings & Loans — 0.3%
Nationwide Building Society
SOFR + 1.290% 2.972% VRN 2/16/28 (b) (c)	720,000	657,878
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (b)	1,215,000	1,212,182
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (b)	300,000	300,472
		2,170,532
Semiconductors — 0.2%
Broadcom, Inc.
3.419% 4/15/33 (b)	420,000	348,291
4.300% 11/15/32	385,000	350,674
Intel Corp.
3.050% 8/12/51 (c)	664,000	497,724
TSMC Arizona Corp.
4.500% 4/22/52	400,000	394,051
		1,590,740
Software — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (b)	300,000	293,250
Oracle Corp.
2.875% 3/25/31	115,000	94,999
3.800% 11/15/37	200,000	158,211
3.950% 3/25/51	1,748,000	1,291,913
Take-Two Interactive Software, Inc.
4.000% 4/14/32	810,000	762,287
		2,600,660
Telecommunications — 2.6%
AT&T, Inc.
2.550% 12/01/33	210,000	170,910
3.800% 12/01/57	4,820,000	3,759,131
4.500% 5/15/35	110,000	104,635
4.750% 5/15/46	100,000	93,087
4.850% 3/01/39	366,000	352,107
5.250% 3/01/37	850,000	878,800
Intelsat Jackson Holdings S.A.
6.500% 3/15/30 (b) (c)	2,240,000	1,848,000
Intelsat Jackson Holdings S.A., Escrow
8.500% 10/15/24 (b) (d) (e) (f)	378,000	—
9.750% 7/15/25 (b) (d) (e) (f)	1,379,000	—
Level 3 Financing, Inc.
3.400% 3/01/27 (b)	825,000	710,313
3.875% 11/15/29 (b)	230,000	189,939
Sprint Corp.
7.875% 9/15/23	74,000	76,312
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (b)	2,368,443	2,369,937
5.152% 9/20/29 (b)	2,015,000	2,031,896

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc.
2.250% 2/15/26	$1,217,000	$1,103,941
2.550% 2/15/31	955,000	805,704
3.750% 4/15/27	1,270,000	1,223,197
3.875% 4/15/30	580,000	542,766
4.375% 4/15/40	840,000	753,798
Verizon Communications, Inc.
2.355% 3/15/32	80,000	66,527
2.550% 3/21/31	410,000	351,492
Vodafone Group PLC
4.875% 6/19/49	1,260,000	1,160,721
5.250% 5/30/48	1,000,000	956,815
		19,550,028
Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA
3.650% 5/07/30 (b)	200,000	179,998

TOTAL CORPORATE DEBT (Cost $242,971,060)		217,205,965

MUNICIPAL OBLIGATIONS — 0.4%
City of New York NY, General Obligation
3.000% 8/01/34	945,000	825,861
County of Miami-Dade FL Aviation Revenue, Revenue Bond
2.707% 10/01/33	375,000	317,602
New York City Transitional Finance Authority, Revenue Bond
5.508% 8/01/37	985,000	1,082,786
New York State Dormitory Authority, Revenue Bond
5.051% 9/15/27	600,000	631,235
University of Michigan, Revenue
3.504% 4/01/52	335,000	296,298
		3,153,782

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,666,090)		3,153,782

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.8%
Commercial Mortgage-Backed Securities — 2.5%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class AMP, 3.287% 11/05/32 (b)	1,920,000	1,810,541
Series 2018-PARK, Class A, 4.227% VRN 8/10/38 (b) (g)	1,280,000	1,222,499
BX Commercial Mortgage Trust
Series 2019-XL, Class A, 1 mo. USD LIBOR + .920% 2.244% FRN 10/15/36 (b)	2,339,554	2,298,788
Series 2022-CSMO, Class A, 1 mo. TSFR + 2.115% 2.865% FRN 6/15/27 (b)	1,641,000	1,618,372
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (b)	420,000	376,069
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (b)	945,000	897,362
COMM Mortgage Trust, Series 2015-CR27, Class A3
3.349% 10/10/48	2,551,601	2,466,329
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	805,000	706,510
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	860,000	757,977

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (b) (g)	$860,000	$766,901
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	802,346
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-HTL5, Class A, 1 mo. USD LIBOR + 1.115% 2.440% FRN 11/15/38 (b)	2,138,000	2,041,589
Series 2019-OSB, Class A, 3.397% 6/05/39 (b)	900,000	826,315
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	570,000	490,761
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	1,085,000	938,656
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.961% VRN 1/15/32 (b) (g)	640,000	626,668
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (b) (g)	50,000	41,245
		18,688,928
Home Equity Asset-Backed Securities — 0.6%
Argent Securities, Inc., Series 2005-W2, Class M1, 1 mo. USD LIBOR + .735%
2.359% FRN 10/25/35	2,373,254	2,347,918
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
2.204% FRN 1/25/36	2,158,865	2,122,815
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .440%
2.064% FRN 1/25/36	39,778	39,766
		4,510,499
Other Asset-Backed Securities — 4.4%
AGL CLO Ltd., Series 2021-13A, Class A1, 3 mo. USD LIBOR + 1.160%
2.223% FRN 10/20/34 (b)	2,400,000	2,315,724
AIG CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD LIBOR + 1.600%
2.784% FRN 10/25/33 (b)	2,400,000	2,261,882
Aimco CLO Ltd., Series 2020-11A, Class AR, 3 mo. USD LIBOR + 1.130%
2.174% FRN 10/17/34 (b)	2,075,000	1,994,554
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD LIBOR + 1.070%
2.394% FRN 8/15/34 (b)	2,018,000	1,931,817
Barings CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800%
1.863% FRN 1/20/28 (b)	2,750,680	2,715,405
Countrywide Asset-Backed Certificates Trust
Series 2007-7, Class 1A, 1 mo. USD LIBOR + .200% 1.824% FRN 10/25/47	3,160,352	3,067,303
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 2.479% FRN 8/25/34	131,366	129,757
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720%
2.344% FRN 10/25/35	120,464	120,320
Flatiron CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
2.644% FRN 7/19/34 (b)	2,400,000	2,253,110
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110%
2.349% FRN 10/29/29 (b)	2,038,686	2,017,069
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .585%
2.209% FRN 1/25/36	1,182,288	1,174,220

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
2.284% FRN 7/15/27 (b)	$463,523	$460,698
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%
2.424% FRN 10/25/35	70,188	69,772
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
1.844% FRN 1/15/28 (b)	1,407,043	1,384,606
Morgan Stanley Capital, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .580%
2.204% FRN 2/25/36	2,072,188	2,065,906
Progress Residential Trust, Series 2021-SFR8, Class C
1.931% 10/17/38 (b)	2,500,000	2,211,137
Rockford Tower Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.120%
2.183% FRN 4/20/34 (b)	2,435,000	2,342,339
TRTX Issuer Ltd., Series 2019-FL3, Class A, 1 mo. TSFR + 1.264%
2.742% FRN 10/15/34 (b)	1,267,382	1,261,460
VOLT CIII LLC, Series 2021-CF1, Class A1,
1.992% STEP 8/25/51 (b)	3,048,221	2,870,622
		32,647,701
Student Loans Asset-Backed Securities — 2.6%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
2.324% FRN 7/25/56 (b)	1,502,095	1,457,001
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%
2.424% FRN 4/26/32 (b)	2,707,785	2,686,236
Nelnet Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .450%
1.955% FRN 8/23/36 (b)	2,034,205	1,965,340
SLM Student Loan Trust
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 2.224% FRN 2/26/29	1,487,076	1,453,741
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 2.274% FRN 5/26/26	2,510,430	2,478,780
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 3.034% FRN 7/25/73	3,735,000	3,681,987
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 3.434% FRN 10/25/83	3,630,000	3,616,894
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%
1.354% FRN 4/25/40 (b)	2,045,257	1,974,936
		19,314,915
Whole Loan Collateral Collateralized Mortgage Obligations — 4.7%
Ajax Mortgage Loan Trust, Series 2019-,Class A1,
2.860% STEP 7/25/59 (b)	2,070,611	2,016,379
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400%
2.024% FRN 3/25/46	1,555,183	1,447,365
Bear Stearns Trust, Series 2005-4, Class 25A1,
3.266% VRN 5/25/35 (g)	835,922	772,803
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (b) (g)	3,107,090	2,991,646
CIM Trust, Series 2021-J3, Class A1,
2.500% VRN 6/25/51 (b) (g)	3,776,731	3,225,712
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2,
2.756% VRN 3/25/36 (g)	2,877	2,640
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (g)	1,742,596	1,709,249

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
2.572% VRN 11/25/35 (g)	$1,418,429	$1,227,492
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 1.812% FRN 11/19/36	2,770,028	2,328,711
Series 2007-6, Class 1A1A, 1 mo. USD LIBOR + .200% 1.812% FRN 8/19/37	2,616,857	2,259,323
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD LIBOR + .520%
2.144% FRN 1/25/36	2,569,220	2,438,003
JP Morgan Mortgage Trust
Series 2005-A5, Class 1A2, 2.496% VRN 8/25/35 (g)	92,667	88,850
Series 2021-13, Class A3, 2.500% VRN 4/25/52 (b) (g)	4,010,361	3,420,243
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
2.284% VRN 4/25/34 (g)	491,325	449,390
Preston Ridge Partners Mortgage, Series 2021-5, Class A1,
1.793% STEP 6/25/26 (b)	2,618,012	2,430,517
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .370%
1.994% FRN 8/25/36	543,987	471,886
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	2,011,947	1,629,564
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .460%
2.084% FRN 2/25/36	2,371,461	2,095,313
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .620%
2.244% FRN 1/25/45	528,930	514,004
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB
7.000% 8/25/35	2,700,888	2,124,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
2.797% VRN 4/25/37 (g)	870,723	781,981
		34,426,063

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $113,672,077)		109,588,106

SOVEREIGN DEBT OBLIGATIONS — 1.1%
Abu Dhabi Government International Bond
2.500% 9/30/29 (b)	647,000	594,132
Brazilian Government International Bond
3.875% 6/12/30	730,000	611,398
Chile Government International Bond
2.550% 1/27/32	200,000	169,792
Colombia Government International Bond
3.000% 1/30/30 (c)	200,000	152,185
4.500% 1/28/26	400,000	375,107
Dominican Republic International Bond
4.500% 1/30/30 (b)	440,000	351,928
Egypt Government International Bond
7.600% 3/01/29 (b)	200,000	145,503
Hong Kong Airport Authority
3.250% 1/12/52 (b)	850,000	679,378
Hungary Government International Bond
2.125% 9/22/31 (b)	250,000	192,882
Indonesia Government International Bond
2.850% 2/14/30 (c)	300,000	267,743

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico Government International Bond
2.659% 5/24/31 (c)	$613,000	$499,985
3.750% 1/11/28	420,000	400,633
4.750% 4/27/32 (c)	200,000	191,060
Oman Government International Bond
5.625% 1/17/28 (b)	200,000	192,278
Panama Government International Bond
2.252% 9/29/32	200,000	155,806
3.160% 1/23/30	400,000	355,184
Peruvian Government International Bond
2.844% 6/20/30	200,000	173,976
4.125% 8/25/27	254,000	248,433
Philippine Government International Bond
2.457% 5/05/30	200,000	174,193
Qatar Government International Bond
4.500% 4/23/28 (b)	600,000	621,750
Republic of South Africa Government International Bond
4.850% 9/30/29	200,000	170,500
4.875% 4/14/26	200,000	189,500
5.875% 4/20/32	200,000	170,560
Republic of Turkey International Bond
3.250% 3/23/23	200,000	193,588
Romanian Government International Bond
3.000% 2/14/31 (b)	270,000	207,535
Saudi Government International Bond
3.250% 10/26/26 (b)	400,000	390,520
3.625% 3/04/28 (b)	200,000	197,216
		8,072,765

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,543,429)		8,072,765

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 35.5%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	2,122,521
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	612,400	592,217
Series 2018-55, Class PA, 3.500% 1/25/47	542,073	544,207
Series 2018-54, Class KA, 3.500% 1/25/47	522,378	524,434
Series 2018-38, Class PA, 3.500% 6/25/47	768,234	773,753
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	586,751	573,639
Series 2019-15, Class GT, 3.500% 2/20/49	618,708	605,530
		5,736,301
Pass-Through Securities — 33.1%
Federal Home Loan Mortgage Corp.
Pool #QE0312 2.000% 4/01/52	2,050,805	1,786,226
Pool #SD8205 2.500% 4/01/52	4,243,140	3,826,845
Pool #G18596 3.000% 4/01/31	276,244	274,198
Pool #G18691 3.000% 6/01/33	103,000	102,012
Pool #G08710 3.000% 6/01/46	61,461	58,503
Pool #G08715 3.000% 8/01/46	1,308,877	1,244,655
Pool #G08721 3.000% 9/01/46	176,501	167,841

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08726 3.000% 10/01/46	$2,357,524	$2,239,638
Pool #G08732 3.000% 11/01/46	1,668,538	1,585,104
Pool #G08741 3.000% 1/01/47	1,129,709	1,072,160
Pool #G18713 3.500% 11/01/33	746,371	747,180
Pool #G16756 3.500% 1/01/34	305,451	306,260
Pool #G60038 3.500% 1/01/44	581,504	572,658
Pool #G07848 3.500% 4/01/44	4,603,594	4,537,881
Pool #G07924 3.500% 1/01/45	1,274,726	1,254,140
Pool #G60138 3.500% 8/01/45	2,644,833	2,610,385
Pool #G08711 3.500% 6/01/46	1,008,537	989,098
Pool #G08716 3.500% 8/01/46	1,487,800	1,459,124
Pool #G67703 3.500% 4/01/47	1,817,602	1,784,841
Pool #G67706 3.500% 12/01/47	1,450,576	1,423,070
Pool #G08792 3.500% 12/01/47	1,237,446	1,210,501
Pool #G67707 3.500% 1/01/48	1,720,757	1,690,817
Pool #G67708 3.500% 3/01/48	3,148,472	3,092,707
Pool #G67709 3.500% 3/01/48	4,102,655	4,021,015
Pool #G67711 4.000% 3/01/48	471,540	474,184
Pool #G67713 4.000% 6/01/48	1,229,249	1,234,991
Pool #G67714 4.000% 7/01/48	1,714,348	1,723,428
Pool #G67717 4.000% 11/01/48	1,512,146	1,519,682
Pool #G08843 4.500% 10/01/48	572,387	583,335
Pool #G08826 5.000% 6/01/48	180,807	187,245
Pool #G08844 5.000% 10/01/48	69,207	71,585
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	878,971	793,041
Pool #MA4152 2.000% 10/01/40	3,294,470	2,972,395
Pool #MA4176 2.000% 11/01/40	2,404,055	2,164,521
Pool #MA4333 2.000% 5/01/41	712,421	640,102
Pool #BQ6913 2.000% 12/01/51	4,491,482	3,914,833
Pool #CB2767 2.000% 1/01/52	4,274,934	3,724,750
Pool #CB2766 2.000% 2/01/52	3,000,671	2,614,485
Pool #FS1598 2.000% 4/01/52 (i)	4,330,916	3,773,528
Pool #BL6060 2.455% 4/01/40	1,265,000	988,215
Pool #MA4563 2.500% 3/01/52	4,141,620	3,736,903
Pool #MA3029 3.000% 6/01/32	275,651	273,382
Pool #MA1607 3.000% 10/01/33	1,989,319	1,936,021
Pool #BN7755 3.000% 9/01/49	1,948,761	1,841,893
Pool #MA3811 3.000% 10/01/49	492,639	456,347
Pool #BO2259 3.000% 10/01/49	3,293,928	3,107,116
Pool #MA4579 3.000% 4/01/52	4,022,831	3,757,908
Pool #AB4262 3.500% 1/01/32	1,381,439	1,379,517
Pool #MA1148 3.500% 8/01/42	2,629,149	2,584,411
Pool #CA0996 3.500% 1/01/48	85,663	83,750
Pool #MA3276 3.500% 2/01/48	190,954	186,630
Pool #MA3305 3.500% 3/01/48	646,498	631,659
Pool #MA3332 3.500% 4/01/48	25,776	25,184
Pool #CA3633 3.500% 6/01/49	763,720	746,488
Pool #MA2995 4.000% 5/01/47	550,480	552,045
Pool #AS9830 4.000% 6/01/47	318,635	319,541
Pool #MA3027 4.000% 6/01/47	496,771	498,183
Pool #AS9972 4.000% 7/01/47	287,796	288,435
Pool #AL9106 4.500% 2/01/46	255,323	262,763
Pool #CA1710 4.500% 5/01/48	1,012,935	1,032,323
Pool #CA1711 4.500% 5/01/48	17,852	18,194
Pool #CA2208 4.500% 8/01/48	720,899	734,022
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,573,372	1,504,687

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4836 3.000% 11/20/47	$1,117,951	$1,068,797
Pool #MA6209 3.000% 10/20/49	459,688	428,990
Pool #MA4127 3.500% 12/20/46	1,072,543	1,055,308
Pool #MA4382 3.500% 4/20/47	183,577	180,570
Pool #MA4719 3.500% 9/20/47	1,621,772	1,594,698
Pool #MA4837 3.500% 11/20/47	220,553	216,871
Pool #MA4962 3.500% 1/20/48	553,186	543,778
Pool #MA5019 3.500% 2/20/48	758,522	745,622
Pool #MA4838 4.000% 11/20/47	464,402	467,218
Pool #MA4901 4.000% 12/20/47	378,145	380,438
Pool #MA5078 4.000% 3/20/48	312,136	313,833
Pool #MA5466 4.000% 9/20/48	215,313	215,963
Pool #MA5528 4.000% 10/20/48	866,208	868,483
Pool #MA4264 4.500% 2/20/47	232,139	240,935
Pool #MA4512 4.500% 6/20/47	1,433,022	1,480,604
Pool #MA3666 5.000% 5/20/46	30,910	32,631
Pool #MA3806 5.000% 7/20/46	212,762	224,608
Pool #MA4072 5.000% 11/20/46	40,774	42,676
Pool #MA4454 5.000% 5/20/47	767,043	807,833
Government National Mortgage Association II TBA 2.500% 7/21/52 (i)	11,675,000	10,700,867
Uniform Mortgage Backed Securities TBA
2.000% 7/14/52 (i)	10,725,000	9,329,075
2.000% 8/11/52 (i)	29,900,000	25,977,960
2.500% 7/14/52 (i)	14,600,000	13,153,688
2.500% 8/11/52 (i)	33,550,000	30,187,136
3.000% 7/14/52 (i)	27,150,000	25,325,859
3.000% 8/11/52 (i)	4,150,000	3,866,309
3.500% 7/14/52 (i)	6,200,000	5,970,407
3.500% 8/11/52 (i)	3,350,000	3,221,365
4.000% 7/14/52 (i)	8,250,000	8,145,586
4.500% 7/14/52 (i)	7,225,000	7,261,125
		245,443,814
U.S. Agencies Notes — 1.7%
Federal Home Loan Banks
1.040% 6/14/24	8,900,000	8,562,315
1.610% 9/04/24	2,115,000	2,051,344
1.610% 9/04/24	2,115,000	2,051,344
		12,665,003

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $268,957,232)		263,845,118

U.S. TREASURY OBLIGATIONS — 29.1%
U.S. Treasury Bonds & Notes — 29.1%
U.S. Treasury Bond
2.000% 11/15/41	42,292,000	33,787,345
2.375% 2/15/42	17,185,000	14,658,269
2.875% 5/15/52	5,195,000	4,947,428
U.S. Treasury Inflation Index
0.125% 2/15/52	1,846,222	1,466,400
U.S. Treasury Note
2.500% 4/30/24	7,615,000	7,554,521
2.500% 5/31/24 (c)	16,725,000	16,587,562
2.625% 5/31/27 (c)	21,260,000	20,889,961
2.750% 4/30/27	24,480,000	24,187,398

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.875% 6/15/25	$35,980,000	$35,875,982
2.875% 5/15/32	2,142,000	2,123,928
3.000% 6/30/24 (i)	16,565,000	16,588,937
3.250% 6/30/27	36,745,000	37,158,381
		215,826,112

TOTAL U.S. TREASURY OBLIGATIONS (Cost $221,500,456)		215,826,112

TOTAL BONDS & NOTES (Cost $876,772,886)		833,256,719

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $186,920)		11,325

RIGHTS — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings S.A. (d) (e) (f)	1,754	—
Intelsat Jackson Holdings S.A. (d) (e) (f)	1,754	—

TOTAL RIGHTS (Cost $0)		—

	Number of Shares
MUTUAL FUNDS — 5.4%
Diversified Financial Services — 5.4%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	40,275,059	40,275,059

TOTAL MUTUAL FUNDS (Cost $40,275,059)		40,275,059

TOTAL LONG-TERM INVESTMENTS (Cost $918,810,220)		873,999,650

	Principal Amount
SHORT-TERM INVESTMENTS — 6.4%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (k)	$9,686,425	9,686,425
Sovereign Debt Obligations — 1.0%
Japan Treasury Discount Bill
0.000% 8/01/22 JPY (m)	1,015,000,000	7,481,850
U.S. Treasury Bill — 4.1%
1.277% 10/20/22 (l)	12,935,000	12,858,874
1.363% 11/03/22 (l)	3,480,000	3,456,135
1.537% 9/15/22 (l)	11,870,000	11,830,219
2.448% 12/22/22 (l)	2,270,000	2,243,487
		30,388,715

TOTAL SHORT-TERM INVESTMENTS (Cost $47,934,223)		47,556,990

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 124.2% (Cost $966,744,443) (n)		$921,556,640

Other Assets/(Liabilities) — (24.2)%		(179,582,058)

NET ASSETS — 100.0%		$741,974,582

Abbreviation Legend

CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2022 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $135,599,990 or 18.28% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $41,467,261 or 5.59% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,071,410 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Non-income producing security.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $9,686,490. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $9,880,179.
(l)	The rate shown represents yield-to-maturity.
(m)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(n)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar 1 Year Mid Curve Future	9/16/22	98.38	109	USD	26,350,750	$5,450	$46,632	$(41,182)
Eurodollar 1 Year Mid Curve Future	9/16/22	98.75	235	USD	56,811,250	5,875	140,288	(134,413)
						$11,325	$186,920	$(175,595)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar 1 Year Mid Curve Future	9/16/22	99.00	535	USD	129,336,250	$(6,688)	$(176,992)	$170,304

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	8/01/22	USD	7,823,761	JPY	1,015,000,000	$330,924

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	9/21/22	27	$4,225,493	$(58,212)
U.S. Treasury Note 2 Year	9/30/22	46	9,715,435	(54,716)
U.S. Treasury Note 5 Year	9/30/22	11	1,244,123	(9,373)
				$(122,301)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12 mo. SOFR	Annually	Fixed 1.950%	Annually	6/10/24	USD	41,670,000	$(829,525)	$—	$(829,525)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.073%	Semi-Annually	7/24/25	USD	10,155,000	(374,641)	—	(374,641)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.034%	Semi-Annually	7/24/25	USD	15,025,000	(565,259)	—	(565,259)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.026%	Semi-Annually	7/24/25	USD	20,310,000	(767,123)	—	(767,123)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.390%	Semi-Annually	9/28/25	USD	25,970,000	(771,945)	—	(771,945)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.688%	Semi-Annually	12/07/25	USD	22,425,000	(521,269)	—	(521,269)
Fixed 1.808%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	850,000	180,255	—	180,255
Fixed 1.785%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	1,250,000	270,606	—	270,606
Fixed 1.773%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	1,700,000	372,199	—	372,199
Fixed 1.870%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/28/53	USD	2,215,000	436,117	—	436,117
Fixed 1.743%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/07/53	USD	1,875,000	410,726	—	410,726
							$(2,159,859)	$—	$(2,159,859)

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

MassMutual Strategic Bond Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 87.1%

BANK LOANS — 3.2%
Advertising — 0.1%
CMG Media Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 12/17/26	$438,671	$403,213
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.392% VRN 4/21/28 0	483,751	448,379
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 4/30/26	380,344	354,195
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
0 5.750% VRN 3/31/28	485,100	427,757
Building Materials — 0.1%
Solis IV BV, USD Term Loan B1, 3 mo. SOFR + 3.500%
4.842% VRN 2/26/29	370,000	317,508
Commercial Services — 0.2%
API Group DE, Inc., Term Loan B, 1 mo. USD LIBOR + 2.500%
4.166% VRN 10/01/26	226,314	217,357
Prime Security Services Borrower, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750% ; 3 mo. USD LIBOR + 2.750% ; 6 mo. USD LIBOR + 2.750%
3.500% - 3.812% VRN 9/23/26	483,847	450,684
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.666% VRN 8/27/25	185,428	177,084
		845,125
Computers — 0.1%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.230% VRN 7/27/28	487,550	436,879
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 2/01/28	275,383	258,023
		694,902

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (US) LLC, 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
3.845% VRN 12/01/27	$87,906	$83,346
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
4.579% VRN 10/22/26	317,251	302,737
Citadel Securities LP, 2021 Term Loan B, 1 mo. SOFR + 2.500%
3.649% FRN 2/02/28	52,704	50,580
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. SOFR + 3.750%
5.275% FRN 4/09/27	279,680	261,151
Jane Street Group, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
4.416% VRN 1/26/28	348,335	334,140
VFH Parent LLC, 2022 Term Loan B, 1 mo. SOFR + 3.000%
4.434% FRN 1/13/29	110,000	103,996
		1,135,950
Electronics — 0.0%
II-VI, Inc., 2021 Bridge Term Loan B,
0.000% 7/02/29 (a)	160,000	153,000
Entertainment — 0.1%
PCI Gaming Authority, Term Loan, 1 mo. USD LIBOR + 2.500%
4.166% VRN 5/29/26	258,892	247,278
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. SOFR + 3.000%
4.358% FRN 4/14/29	240,000	227,400
		474,678
Food — 0.1%
Froneri International PLC, 2020 USD Term Loan, 1 mo. USD LIBOR + 2.250%
3.916% VRN 1/29/27	303,800	278,864
Health Care – Products — 0.1%
Sotera Health Holdings, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
4.416% VRN 12/11/26	260,000	246,675
Health Care – Services — 0.2%
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.250% VRN 10/02/25	382,996	355,470
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 3/05/26	489,915	457,052
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 11/16/25	22,800	21,229
		833,751
Insurance — 0.1%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.916% VRN 2/19/28	305,352	287,922

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.1%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 8/17/28	$367,626	$348,785
Lodging — 0.3%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
4.416% VRN 12/23/24	491,184	472,047
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 1 mo. USD LIBOR + 2.000%
3.666% VRN 11/30/23	71,967	71,068
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
3.374% VRN 6/22/26	286,204	274,564
Station Casinos, LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.920% VRN 2/08/27	463,893	435,415
		1,253,094
Machinery - Diversified — 0.1%
Ali Group North America Co., 2021 Term Loan B,
0.000% 10/13/28 (a)	290,000	276,515
Media — 0.2%
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
4.666% VRN 5/01/26	495,927	459,561
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD LIBOR + 2.500%
4.166% VRN 9/18/26	320,071	314,825
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD LIBOR + 2.500%
3.824% VRN 1/31/28	203,954	190,583
		964,969
Pharmaceuticals — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
4.166% VRN 3/01/24	188,015	182,586
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
3.666% VRN 11/15/27	347,795	327,929
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
3.375% VRN 3/15/28	475,200	457,827
Jazz Financing Lux S.A.R.L., USD Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 5/05/28	485,100	461,830
		1,430,172
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
3.416% VRN 11/19/26	332,050	316,361
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
4.416% VRN 10/19/27	374,473	329,836
		646,197

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.2%
athenahealth, Inc.
2022 Delayed Draw Term Loan, 3 mo. SOFR + 3.500%
3.500% 2/15/29 (b)	$59,420	$54,556
2022 Term Loan B, 1 mo. SOFR + 3.500%
5.009% FRN 2/15/29	350,580	321,878
Cloudera, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 10/08/28	199,500	183,041
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.666% VRN 10/16/26	112,275	107,021
Rackspace Technology Global, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
4.160% VRN 2/15/28	435,500	395,761
		1,062,257
Telecommunications — 0.2%
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
3.416% VRN 3/01/27	498,362	460,571
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
4.666% VRN 3/09/27	410,000	376,835
		837,406
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD LIBOR + 2.000%
4.250% VRN 12/30/26	495,024	474,421

TOTAL BANK LOANS (Cost $14,714,164)		14,195,735

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 26.4%
Aerospace & Defense — 0.8%
The Boeing Co.
2.196% 2/04/26	$230,000	$207,167
2.700% 2/01/27	90,000	80,309
2.800% 3/01/27	150,000	134,147
3.100% 5/01/26	80,000	74,886
3.200% 3/01/29	290,000	251,375
3.250% 2/01/35	360,000	273,348
3.550% 3/01/38	80,000	58,496
3.750% 2/01/50	240,000	168,426
5.150% 5/01/30	160,000	154,008
5.705% 5/01/40	110,000	103,022
5.805% 5/01/50	270,000	249,850
5.930% 5/01/60	40,000	36,631
General Dynamics Corp.
3.500% 5/15/25	50,000	49,812
4.250% 4/01/40	20,000	19,208
4.250% 4/01/50	50,000	48,155
L3 Harris Technologies, Inc.
5.054% 4/27/45	50,000	48,838
Lockheed Martin Corp.
3.550% 1/15/26	45,000	45,028
3.900% 6/15/32	50,000	49,482
4.150% 6/15/53	320,000	301,124
4.500% 5/15/36	60,000	59,825
Northrop Grumman Corp.
2.930% 1/15/25	160,000	156,598
3.250% 1/15/28	290,000	275,790
5.250% 5/01/50	160,000	169,705
Raytheon Technologies Corp.
2.250% 7/01/30	110,000	95,067
4.125% 11/16/28	160,000	158,189
4.500% 6/01/42	80,000	76,265
		3,344,751
Agriculture — 0.4%
Altria Group, Inc.
2.450% 2/04/32	140,000	105,741
4.400% 2/14/26	192,000	188,884
5.800% 2/14/39	240,000	218,945
5.950% 2/14/49	120,000	106,291
6.200% 2/14/59	56,000	51,110
BAT Capital Corp.
3.557% 8/15/27	170,000	155,758
4.540% 8/15/47	250,000	184,296
Cargill, Inc.
1.375% 7/23/23 (c)	180,000	176,468
Philip Morris International, Inc.
1.125% 5/01/23	190,000	186,428
2.100% 5/01/30	40,000	32,850
4.500% 3/20/42	80,000	69,606
Reynolds American, Inc.
5.850% 8/15/45	110,000	92,702
		1,569,079

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 0.9%
Delta Air Lines, Inc.
3.800% 4/19/23	$90,000	$89,100
2.900% 10/28/24 (d)	180,000	166,725
7.000% 5/01/25 (c)	1,670,000	1,691,786
7.375% 1/15/26 (d)	380,000	378,955
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (c)	320,000	311,119
4.750% 10/20/28 (c)	300,000	283,777
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (c)	10,000	8,897
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c)	330,000	324,324
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000% 9/20/25 (c)	240,000	246,305
United Airlines, Inc.
4.375% 4/15/26 (c)	80,000	71,400
4.625% 4/15/29 (c)	290,000	244,144
		3,816,532
Apparel — 0.1%
NIKE, Inc.
2.850% 3/27/30	280,000	257,844
3.250% 3/27/40	130,000	112,050
3.375% 3/27/50	40,000	34,256
		404,150
Auto Manufacturers — 0.6%
Ford Motor Co.
4.750% 1/15/43	90,000	64,078
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	315,210
3.625% 6/17/31	220,000	170,500
4.000% 11/13/30	200,000	162,051
4.125% 8/17/27	200,000	176,100
4.950% 5/28/27	250,000	230,071
5.125% 6/16/25	200,000	191,900
General Motors Co.
5.150% 4/01/38	40,000	35,015
5.400% 10/02/23	130,000	132,012
5.950% 4/01/49	110,000	102,692
6.125% 10/01/25	20,000	20,690
6.600% 4/01/36	10,000	10,151
General Motors Financial Co., Inc.
3.100% 1/12/32	40,000	32,240
4.250% 5/15/23	10,000	10,035
Nissan Motor Co. Ltd.
3.043% 9/15/23 (c)	200,000	196,723
3.522% 9/17/25 (c)	410,000	388,298
4.345% 9/17/27 (c)	300,000	275,740
		2,513,506

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 8.2%
ABN AMRO Bank NV
4.750% 7/28/25 (c)	$260,000	$258,747
Banco Santander SA
3 mo. USD LIBOR + 1.120% 2.131% FRN 4/12/23	200,000	199,928
2.746% 5/28/25	600,000	568,656
Bank of America Corp.
SOFR + 1.210% 2.572% VRN 10/20/32	60,000	49,628
SOFR + 2.150% 2.592% VRN 4/29/31	360,000	306,173
SOFR + 1.330% 2.972% VRN 2/04/33	130,000	111,065
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	570,000	531,676
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	270,000	255,020
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	890,000	850,058
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	270,000	255,441
4.000% 4/01/24	270,000	272,056
4.000% 1/22/25	270,000	269,016
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	480,000	414,658
4.200% 8/26/24	380,000	380,725
4.250% 10/22/26	50,000	49,345
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	90,000	81,332
SOFR + 1.580% 4.376% VRN 4/27/28 (d)	300,000	295,760
4.450% 3/03/26	50,000	49,811
5.000% 1/21/44	130,000	126,708
3 mo. USD LIBOR + 3.705% 6.250% VRN (e)	170,000	164,730
Bank of Montreal
1.850% 5/01/25	70,000	66,419
5 year USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	83,553
The Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	159,794
The Bank of Nova Scotia
1.300% 6/11/25	120,000	111,204
SOFR Index + .550% 2.030% FRN 9/15/23	3,475,000	3,456,273
5 year CMT + 2.050% 4.588% VRN 5/04/37	100,000	92,186
Barclays PLC 3 mo. USD LIBOR + 3.054%
5.088% VRN 6/20/30	510,000	482,359
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (c)	200,000	184,806
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (c)	220,000	204,402
4.400% 8/14/28 (c)	400,000	383,358
4.625% 3/13/27 (c)	260,000	254,826
Canadian Imperial Bank of Commerce
0.950% 6/23/23	120,000	116,651
Citigroup, Inc.
SOFR + 2.107% 2.572% VRN 6/03/31	170,000	143,250
SOFR + 1.939% 3.785% VRN 3/17/33	510,000	460,786
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	180,000	169,114
4.125% 7/25/28	150,000	144,175
4.300% 11/20/26	670,000	660,807
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	392,434
4.450% 9/29/27	480,000	470,735
4.650% 7/30/45	181,000	166,326
4.650% 7/23/48	70,000	65,557
SOFR + 1.887% 4.658% VRN 5/24/28	50,000	49,748
4.750% 5/18/46	40,000	35,914
SOFR + 2.086% 4.910% VRN 5/24/33	130,000	128,357
5.300% 5/06/44	16,000	15,394
3 mo. USD LIBOR + 4.068% 5.950% VRN (e)	50,000	48,990
3 mo. USD LIBOR + 3.905% 5.950% VRN (e)	150,000	139,250

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 3.423% 6.300% VRN (e)	$60,000	$55,854
6.625% 6/15/32	20,000	21,851
8.125% 7/15/39	50,000	65,295
Commonwealth Bank of Australia SOFR + .400%
1.162% FRN 7/07/25 (c)	3,290,000	3,227,687
Cooperatieve Rabobank UA
4.375% 8/04/25	470,000	466,500
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (c)	270,000	248,536
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (c)	480,000	435,448
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	350,000	279,256
SOFR + 3.730% 4.194% VRN 4/01/31 (c)	250,000	221,709
5 year CMT + 6.383% 9.750% VRN (c) (e)	470,000	479,988
Danske Bank A/S
5.375% 1/12/24 (c)	240,000	242,281
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
4.000% VRN (e)	8,000	5,698
The Goldman Sachs Group, Inc.
SOFR + 1.472% 2.908% VRN 7/21/42	80,000	58,711
SOFR + 1.513% 3.210% VRN 4/22/42	40,000	30,696
3.500% 4/01/25	370,000	363,007
3.500% 11/16/26	200,000	192,016
SOFR + 1.846% 3.615% VRN 3/15/28	50,000	47,388
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	430,000	408,358
3.850% 7/08/24	90,000	90,262
4.000% 3/03/24	100,000	100,384
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	490,000	472,966
4.250% 10/21/25	260,000	258,279
4.750% 10/21/45	130,000	121,250
5.150% 5/22/45	290,000	276,545
6.250% 2/01/41	130,000	144,647
6.750% 10/01/37	80,000	88,899
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	472,367
4.250% 8/18/25	330,000	325,300
SOFR + 2.530% 4.762% VRN 3/29/33	200,000	185,172
Intesa Sanpaolo SpA
3.375% 1/12/23 (c)	350,000	348,482
5.017% 6/26/24 (c)	900,000	859,424
5.710% 1/15/26 (c)	200,000	190,742
JP Morgan Chase & Co.
SOFR + 1.850% 2.083% VRN 4/22/26	340,000	318,209
SOFR + 2.040% 2.522% VRN 4/22/31	300,000	256,135
SOFR + 1.180% 2.545% VRN 11/08/32	160,000	132,824
SOFR + 2.440% 3.109% VRN 4/22/51	80,000	59,041
3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	70,000	65,581
3.875% 9/10/24	300,000	299,688
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	299,511
4.250% 10/01/27	70,000	69,451
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	830,000	809,816
4.950% 6/01/45	140,000	134,276
Lloyds Banking Group PLC
4.550% 8/16/28	370,000	362,117
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.125%
3.837% VRN 4/17/26	200,000	197,402
Morgan Stanley
SOFR + 1.143% 2.699% VRN 1/22/31	10,000	8,682

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 3.120% 3.622% VRN 4/01/31	$750,000	$690,510
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	350,000	332,638
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	9,731
National Australia Bank Ltd. SOFR + .380%
1.182% FRN 1/12/25 (c)	895,000	880,606
National Securities Clearing Corp.
1.500% 4/23/25 (c)	250,000	235,465
Natwest Group PLC 3 mo. USD LIBOR + 1.550%
4.519% VRN 6/25/24	200,000	199,570
Royal Bank of Canada
1.150% 6/10/25	310,000	287,073
1.600% 4/17/23	30,000	29,668
3.875% 5/04/32	40,000	38,262
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	49,553
The Toronto-Dominion Bank
1.150% 6/12/25	300,000	277,046
UBS Group AG
4.253% 3/23/28 (c)	340,000	330,327
5 year USD Swap + 4.344% 7.000% VRN (c) (e)	500,000	487,061
US Bancorp
1.450% 5/12/25	280,000	262,634
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	200,000	187,279
SOFR + 2.100% 2.393% VRN 6/02/28	230,000	206,281
SOFR + 1.432% 2.879% VRN 10/30/30	150,000	132,205
3.000% 10/23/26	350,000	330,912
SOFR + 1.500% 3.350% VRN 3/02/33	360,000	320,391
4.300% 7/22/27	370,000	366,450
4.400% 6/14/46	180,000	157,585
SOFR + 4.032% 4.478% VRN 4/04/31	210,000	205,837
4.650% 11/04/44	80,000	72,308
4.750% 12/07/46	10,000	9,205
4.900% 11/17/45	250,000	232,862
SOFR + 4.502% 5.013% VRN 4/04/51	1,350,000	1,332,220
5.375% 11/02/43	110,000	108,221
3 mo. USD LIBOR + 3.990% 5.875% VRN (d) (e)	50,000	48,460
		35,795,292

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	$320,000	$315,142
4.900% 2/01/46	50,000	47,259
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	122,156
4.000% 4/13/28	80,000	79,107
4.350% 6/01/40	30,000	26,974
4.500% 6/01/50	360,000	325,666
4.600% 4/15/48	20,000	18,052
4.750% 1/23/29	230,000	234,439
5.550% 1/23/49	110,000	112,991
The Coca-Cola Co.
1.450% 6/01/27	250,000	226,594
2.500% 6/01/40	10,000	7,862
2.600% 6/01/50	80,000	60,024
Constellation Brands, Inc.
3.600% 5/09/24	60,000	59,824
4.350% 5/09/27	80,000	79,434
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	47,027
4.200% 7/15/46	50,000	41,211
PepsiCo, Inc.
1.625% 5/01/30	170,000	144,538
		1,948,300
Biotechnology — 0.0%
Amgen, Inc.
4.663% 6/15/51	24,000	22,581
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	130,193
4.500% 2/01/45	10,000	9,258
4.750% 3/01/46	40,000	38,605
		200,637
Building Materials — 0.0%
Builders FirstSource, Inc.
4.250% 2/01/32 (c)	20,000	15,223
Carrier Global Corp.
3.577% 4/05/50	20,000	15,236
		30,459
Chemicals — 0.2%
Equate Petrochemical BV
4.250% 11/03/26 (c)	230,000	225,419
OCP SA
3.750% 6/23/31 (c)	260,000	196,300
5.125% 6/23/51 (c)	220,000	145,481
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (c)	490,000	393,225
		960,425

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.2%
The ADT Security Corp.
4.125% 8/01/29 (c)	$10,000	$8,116
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625% 7/15/26 (c)	10,000	9,153
Cintas Corp. No 2
3.700% 4/01/27	160,000	158,233
DP World Ltd.
5.625% 9/25/48 (c)	330,000	308,709
PayPal Holdings, Inc.
1.650% 6/01/25	270,000	254,937
United Rentals North America, Inc.
3.750% 1/15/32	80,000	65,708
3.875% 11/15/27	60,000	55,332
3.875% 2/15/31 (d)	20,000	16,872
		877,060
Computers — 0.2%
Apple, Inc.
2.450% 8/04/26	480,000	459,721
International Business Machines Corp.
3.000% 5/15/24	320,000	317,691
		777,412
Cosmetics & Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC
3.375% 3/24/29 (c)	260,000	243,711
The Procter & Gamble Co.
3.000% 3/25/30	100,000	94,574
		338,285
Distribution & Wholesale — 0.0%
H&E Equipment Services, Inc.
3.875% 12/15/28 (c)	20,000	16,175

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	$170,000	$148,225
3.000% 10/29/28	160,000	135,020
3.150% 2/15/24	190,000	184,006
3.300% 1/30/32	160,000	127,865
Air Lease Corp.
3.375% 7/01/25	80,000	75,404
American Express Co.
3.375% 5/03/24	130,000	129,165
4.050% 5/03/29	210,000	206,729
Blue Owl Finance LLC
3.125% 6/10/31 (c)	1,610,000	1,245,984
Capital One Financial Corp. SOFR + .690%
2.112% FRN 12/06/24	2,695,000	2,622,743
ILFC E-Capital Trust II
5.100% VRN 12/21/65 (c) (f)	10,000	7,511
International Lease Finance Corp.
5.875% 8/15/22	70,000	70,132
KKR Group Finance Co. II LLC
5.500% 2/01/43 (c)	20,000	20,048
Mastercard, Inc.
3.850% 3/26/50	50,000	46,093
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	10,000	9,964
5.250% 8/15/22 (c)	16,000	16,001
5.500% 2/15/24 (c)	50,000	49,628
Vanguard Group, Inc.
3.050% 8/22/50	450,000	327,153
Visa, Inc.
3.150% 12/14/25	200,000	197,749
4.300% 12/14/45	160,000	158,921
		5,778,341
Electric — 0.2%
American Transmission Systems, Inc.
2.650% 1/15/32 (c)	440,000	373,665
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	65,362
3.950% 4/01/50	50,000	43,686
Duke Energy Ohio, Inc.
3.650% 2/01/29	260,000	248,766
Exelon Corp.
5.625% 6/15/35	40,000	42,263
Pacific Gas and Electric Co.
2.100% 8/01/27	140,000	117,542
2.500% 2/01/31	40,000	30,677
3.300% 8/01/40	50,000	34,633
3.500% 8/01/50	80,000	53,775
		1,010,369
Electronics — 0.0%
Honeywell International, Inc.
1.350% 6/01/25	80,000	75,368

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.2%
Magallanes, Inc.
3.755% 3/15/27 (c)	$60,000	$56,277
4.054% 3/15/29 (c)	80,000	73,417
4.279% 3/15/32 (c)	430,000	385,698
5.050% 3/15/42 (c)	20,000	17,080
5.141% 3/15/52 (c)	300,000	253,454
		785,926
Environmental Controls — 0.1%
Republic Services, Inc.
2.500% 8/15/24	230,000	222,903
Food — 0.2%
Danone SA
2.589% 11/02/23 (c)	310,000	306,496
The Hershey Co.
0.900% 6/01/25	50,000	46,342
Mars, Inc.
2.700% 4/01/25 (c)	140,000	136,878
3.200% 4/01/30 (c)	80,000	74,464
Mondelez International, Inc.
1.500% 5/04/25	390,000	364,424
		928,604
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125% 1/15/32	80,000	60,227
3.750% 1/15/31	430,000	347,311
		407,538
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	139,000	139,899
4.750% 11/30/36	80,000	85,059
4.900% 11/30/46	100,000	105,411
Medtronic, Inc.
4.625% 3/15/45	18,000	18,083
		348,452

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.4%
Aetna, Inc.
2.800% 6/15/23	$40,000	$39,607
Centene Corp.
2.625% 8/01/31	10,000	7,955
3.000% 10/15/30	10,000	8,288
4.250% 12/15/27	70,000	65,146
4.625% 12/15/29	120,000	111,324
CommonSpirit Health
4.350% 11/01/42	20,000	18,150
Elevance Health, Inc.
3.350% 12/01/24	120,000	118,464
3.650% 12/01/27	140,000	136,471
4.100% 5/15/32 (d)	60,000	58,556
4.550% 5/15/52	10,000	9,549
Fresenius Medical Care US Finance II, Inc.
4.750% 10/15/24 (c)	70,000	70,125
HCA, Inc.
3.500% 9/01/30	70,000	59,562
4.500% 2/15/27	40,000	38,508
5.000% 3/15/24	50,000	50,288
5.250% 6/15/26	60,000	60,041
5.500% 6/15/47	80,000	72,906
Humana, Inc.
2.150% 2/03/32	40,000	32,485
4.500% 4/01/25	50,000	50,421
4.625% 12/01/42	70,000	65,316
4.800% 3/15/47	10,000	9,672
Tenet Healthcare Corp.
4.375% 1/15/30 (c)	10,000	8,460
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	101,566
2.000% 5/15/30	100,000	85,906
2.300% 5/15/31	20,000	17,369
3.125% 5/15/60	30,000	22,065
3.875% 12/15/28	110,000	109,612
3.875% 8/15/59	90,000	78,125
4.000% 5/15/29	100,000	99,245
4.200% 5/15/32	70,000	70,294
4.250% 6/15/48	110,000	103,235
4.450% 12/15/48	50,000	48,286
5.800% 3/15/36	70,000	78,670
		1,905,667
Home Builders — 0.0%
Lennar Corp.
4.500% 4/30/24	100,000	99,831
4.750% 11/29/27	40,000	38,895
MDC Holdings, Inc.
6.000% 1/15/43	20,000	16,458
		155,184

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.2%
Ambac Assurance Corp.
5.100% (c) (e)	$4,362	$3,969
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	160,000	148,303
Brighthouse Financial, Inc.
4.700% 6/22/47	11,000	8,804
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	117,493
Guardian Life Global Funding
1.100% 6/23/25 (c)	120,000	110,875
MetLife Capital Trust IV
7.875% 12/15/37 (c)	200,000	215,574
New York Life Global Funding
0.950% 6/24/25 (c)	100,000	92,217
Principal Life Global Funding II
1.250% 6/23/25 (c)	110,000	101,119
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (c)	50,000	48,178
6.850% 12/16/39 (c)	22,000	25,981
		872,513
Internet — 0.6%
Alphabet, Inc.
0.450% 8/15/25	50,000	45,986
0.800% 8/15/27	90,000	78,866
1.900% 8/15/40	100,000	72,076
2.050% 8/15/50	60,000	40,549
Amazon.com, Inc.
2.100% 5/12/31 (d)	80,000	68,723
2.500% 6/03/50	60,000	42,643
3.150% 8/22/27	470,000	457,677
3.300% 4/13/27	40,000	39,289
3.450% 4/13/29 (d)	80,000	77,929
3.600% 4/13/32 (d)	320,000	309,117
4.050% 8/22/47	100,000	94,197
4.250% 8/22/57	70,000	66,155
4.950% 12/05/44	180,000	189,311
Prosus NV
3.061% 7/13/31 (c)	570,000	420,744
3.832% 2/08/51 (c)	210,000	127,259
4.027% 8/03/50 (c)	310,000	193,611
Tencent Holdings Ltd.
3.680% 4/22/41 (c)	210,000	169,715
3.840% 4/22/51 (c)	320,000	249,796
		2,743,643
Investment Companies — 0.3%
Golub Capital BDC, Inc.
2.500% 8/24/26	1,570,000	1,315,788

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.1%
ArcelorMittal SA
7.000% STEP 10/15/39	$60,000	$60,525
Vale Overseas Ltd.
6.875% 11/21/36	174,000	186,677
		247,202
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (c)	210,000	168,737
Lodging — 0.4%
Las Vegas Sands Corp.
2.900% 6/25/25	100,000	89,295
3.200% 8/08/24	790,000	744,081
Sands China Ltd.
3.800% STEP 1/08/26	280,000	224,311
5.125% STEP 8/08/25	750,000	631,073
		1,688,760
Machinery – Construction & Mining — 0.0%
Vertiv Group Corp.
4.125% 11/15/28 (c) (d)	30,000	24,358
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	56,171
3.750% 4/15/50 (d)	260,000	239,394
Otis Worldwide Corp.
2.056% 4/05/25	140,000	132,696
		428,261

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (c)	$30,000	$24,950
4.500% 5/01/32	840,000	678,300
4.750% 2/01/32 (c)	70,000	57,750
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	60,000	41,836
4.200% 3/15/28	190,000	178,945
4.400% 4/01/33	140,000	125,180
4.800% 3/01/50	100,000	79,877
4.908% 7/23/25	270,000	270,400
5.050% 3/30/29	360,000	347,170
5.125% 7/01/49	40,000	33,292
5.375% 4/01/38	100,000	89,222
5.375% 5/01/47	20,000	17,119
5.500% 4/01/63	80,000	68,362
6.484% 10/23/45	160,000	155,923
6.834% 10/23/55	60,000	60,588
Comcast Corp.
2.800% 1/15/51	30,000	21,380
2.887% 11/01/51	320,000	230,438
3.150% 3/01/26	280,000	272,854
3.250% 11/01/39	30,000	24,773
3.300% 4/01/27	120,000	116,283
3.400% 4/01/30	180,000	169,396
3.400% 7/15/46	30,000	24,117
3.450% 2/01/50	40,000	32,034
3.750% 4/01/40	80,000	70,445
3.969% 11/01/47	80,000	69,612
3.999% 11/01/49	20,000	17,554
4.000% 8/15/47	20,000	17,404
4.000% 3/01/48	50,000	43,753
4.150% 10/15/28	180,000	179,717
4.250% 10/15/30	230,000	227,320
4.250% 1/15/33	20,000	19,707
4.950% 10/15/58 (d)	10,000	10,054
6.500% 11/15/35	41,000	48,006
CSC Holdings LLC
6.500% 2/01/29 (c)	250,000	225,037
DISH DBS Corp.
5.250% 12/01/26 (c)	120,000	93,631
5.750% 12/01/28 (c)	120,000	88,849
Fox Corp.
5.476% 1/25/39	90,000	87,702
Time Warner Cable, Inc.
6.550% 5/01/37	50,000	50,230
6.750% 6/15/39	120,000	119,753
7.300% 7/01/38	100,000	104,789
Time Warner Entertainment Co. LP
8.375% 7/15/33	20,000	23,191
Virgin Media Secured Finance PLC
5.500% 5/15/29 (c)	210,000	186,417
The Walt Disney Co.
6.200% 12/15/34	20,000	22,878
6.650% 11/15/37	50,000	59,776
		4,886,014

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.5%
Anglo American Capital PLC
4.750% 4/10/27 (c)	$230,000	$227,927
Barrick Gold Corp.
5.250% 4/01/42	20,000	19,771
Barrick North America Finance LLC
5.700% 5/30/41	80,000	83,193
5.750% 5/01/43	80,000	83,578
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	103,302
First Quantum Minerals Ltd.
6.875% 10/15/27 (c)	230,000	205,850
Freeport-McMoRan, Inc.
4.550% 11/14/24	10,000	9,951
4.625% 8/01/30	120,000	111,334
5.450% 3/15/43	466,000	431,073
Glencore Funding LLC
3.875% 10/27/27 (c)	90,000	85,104
4.000% 3/27/27 (c)	270,000	260,343
4.125% 5/30/23 (c)	130,000	129,557
4.125% 3/12/24 (c)	130,000	129,441
Hudbay Minerals, Inc.
6.125% 4/01/29 (c)	10,000	8,110
Southern Copper Corp.
5.250% 11/08/42	450,000	439,547
Teck Resources Ltd.
6.000% 8/15/40	20,000	20,087
		2,348,168
Miscellaneous - Manufacturing — 0.2%
3M Co.
2.375% 8/26/29	140,000	125,856
3.050% 4/15/30	60,000	56,102
3.700% 4/15/50 (d)	150,000	129,397
Eaton Corp.
2.750% 11/02/22	240,000	239,898
4.150% 11/02/42	40,000	36,075
General Electric Co.
6.750% 3/15/32	114,000	127,783
		715,111

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.2%
BP Capital Markets America, Inc.
3.000% 2/24/50	$340,000	$248,561
3.119% 5/04/26	290,000	280,523
3.588% 4/14/27	100,000	97,609
3.633% 4/06/30	120,000	113,793
Chevron Corp.
1.995% 5/11/27	110,000	101,265
3.078% 5/11/50	20,000	16,097
Chevron USA, Inc.
3.850% 1/15/28	300,000	298,456
ConocoPhillips Co.
6.950% 4/15/29	75,000	86,054
Continental Resources, Inc.
2.268% 11/15/26 (c)	70,000	62,047
4.375% 1/15/28	130,000	122,200
5.750% 1/15/31 (c)	250,000	240,922
Coterra Energy, Inc.
3.900% 5/15/27 (c)	230,000	220,838
4.375% 3/15/29 (c)	220,000	216,225
Devon Energy Corp.
4.750% 5/15/42	10,000	9,104
5.000% 6/15/45 (d)	440,000	410,049
5.250% 10/15/27	32,000	32,414
5.600% 7/15/41	140,000	139,669
5.850% 12/15/25	120,000	125,022
5.875% 6/15/28	26,000	26,551
8.250% 8/01/23	30,000	31,195
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	9,774
3.500% 12/01/29	160,000	146,897
Ecopetrol SA
5.875% 5/28/45	770,000	523,088
EOG Resources, Inc.
3.900% 4/01/35	200,000	185,159
4.150% 1/15/26	70,000	70,605
4.375% 4/15/30	60,000	60,372
4.950% 4/15/50	40,000	41,560
EQT Corp.
3.900% 10/01/27	280,000	260,565
6.625% STEP 2/01/25	20,000	20,605
7.500% STEP 2/01/30	50,000	53,373
Exxon Mobil Corp.
2.992% 3/19/25	340,000	334,931
3.043% 3/01/26	130,000	127,648
3.482% 3/19/30	190,000	182,648
4.114% 3/01/46	200,000	183,474
4.327% 3/19/50	20,000	18,977
KazMunayGas National Co. JSC
5.375% 4/24/30 (c)	200,000	176,214
Occidental Petroleum Corp.
4.400% 4/15/46	40,000	32,340
4.625% 6/15/45	80,000	65,520
6.600% 3/15/46	630,000	669,060
Petrobras Global Finance BV
5.500% 6/10/51 (d)	610,000	462,685
5.999% 1/27/28 (d)	900,000	895,500
7.375% 1/17/27	260,000	275,402

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos
6.375% 1/23/45 (d)	$220,000	$133,100
6.625% 6/15/35	303,000	206,837
6.875% 8/04/26	160,000	144,000
Pioneer Natural Resources Co.
1.125% 1/15/26	40,000	35,780
2.150% 1/15/31	190,000	156,849
Reliance Industries Ltd.
3.625% 1/12/52 (c)	330,000	240,805
Shell International Finance BV
2.750% 4/06/30	160,000	144,743
2.875% 5/10/26	130,000	125,674
3.250% 4/06/50	230,000	182,491
4.000% 5/10/46	180,000	161,264
4.550% 8/12/43	100,000	95,332
Sinopec Group Overseas Development 2014 Ltd.
4.375% 4/10/24 (c)	330,000	335,278
Southwestern Energy Co.
4.750% 2/01/32	60,000	51,130
5.375% 3/15/30	20,000	18,450
		9,706,724
Oil & Gas Services — 0.0%
Halliburton Co.
3.800% 11/15/25	2,000	1,988
4.850% 11/15/35	20,000	19,296
5.000% 11/15/45 (d)	110,000	101,505
Schlumberger Holdings Corp.
3.900% 5/17/28 (c)	31,000	29,316
		152,105
Packaging & Containers — 0.0%
Ball Corp.
3.125% 9/15/31	100,000	80,375

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.7%
AbbVie, Inc.
2.600% 11/21/24	$550,000	$532,919
2.950% 11/21/26	260,000	246,609
3.200% 11/21/29	600,000	552,953
3.600% 5/14/25	130,000	128,001
3.800% 3/15/25	180,000	178,711
4.250% 11/21/49	20,000	17,826
4.550% 3/15/35	90,000	88,094
4.875% 11/14/48	20,000	19,385
Becton Dickinson and Co.
3.363% 6/06/24	82,000	81,220
4.685% 12/15/44	20,000	18,569
Bristol-Myers Squibb Co.
2.900% 7/26/24	206,000	204,213
3.200% 6/15/26	204,000	201,346
3.400% 7/26/29	19,000	18,380
Cigna Corp.
3.750% 7/15/23	161,000	161,372
4.125% 11/15/25	100,000	100,209
4.375% 10/15/28	760,000	754,036
4.900% 12/15/48	20,000	19,313
CVS Health Corp.
1.875% 2/28/31	30,000	24,089
2.125% 9/15/31 (d)	140,000	113,876
3.750% 4/01/30	150,000	140,569
4.125% 4/01/40	120,000	105,115
4.250% 4/01/50	30,000	26,051
4.300% 3/25/28	578,000	572,834
5.050% 3/25/48	120,000	115,595
5.125% 7/20/45	100,000	96,802
CVS Pass-Through Trust
5.298% 1/11/27 (c)	4,891	4,950
5.880% 1/10/28	61,607	64,885
6.036% 12/10/28	56,642	58,192
6.943% 1/10/30	52,208	55,667
Johnson & Johnson
0.550% 9/01/25	120,000	110,689
0.950% 9/01/27	40,000	35,326
3.625% 3/03/37	320,000	304,400
Merck & Co., Inc.
0.750% 2/24/26	200,000	181,427
1.450% 6/24/30	120,000	99,962
Pfizer, Inc.
0.800% 5/28/25	270,000	251,626
1.700% 5/28/30	280,000	238,906
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	900,000	738,000
6.000% 4/15/24 (d)	350,000	344,635
7.125% 1/31/25	390,000	380,203
		7,386,955

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.5%
Cameron LNG LLC
2.902% 7/15/31 (c)	$40,000	$35,312
3.302% 1/15/35 (c)	130,000	111,623
Cheniere Energy Partners LP
3.250% 1/31/32 (c)	170,000	133,875
El Paso Natural Gas Co. LLC
8.375% 6/15/32	289,000	338,103
Energy Transfer LP
2.900% 5/15/25	170,000	161,728
3.750% 5/15/30	430,000	387,851
4.950% 6/15/28	50,000	49,352
5.250% 4/15/29	80,000	79,394
5.300% 4/01/44	20,000	17,427
5.400% 10/01/47	40,000	35,303
6.250% 4/15/49	260,000	253,355
3 mo. USD LIBOR + 4.028% 6.250% VRN (d) (e)	20,000	14,992
5 year CMT + 5.694% 6.500% VRN (e)	50,000	44,196
5 year CMT + 5.134% 6.750% VRN (e)	160,000	133,510
5 year CMT + 5.306% 7.125% VRN (e)	150,000	128,723
Enterprise Products Operating LLC
3.700% 1/31/51	10,000	7,866
4.150% 10/16/28	980,000	959,126
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	40,000	31,634
5.700% 2/15/42	40,000	40,417
EQM Midstream Partners LP
5.500% 7/15/28	10,000	8,641
Kinder Morgan Energy Partners LP
5.500% 3/01/44	30,000	28,233
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	107,185
5.200% 3/01/48	20,000	18,374
MPLX LP
4.500% 4/15/38	70,000	61,969
4.700% 4/15/48	210,000	177,606
4.800% 2/15/29	190,000	187,211
4.875% 12/01/24	90,000	90,696
5.500% 2/15/49	100,000	93,270
Southern Natural Gas Co. LLC
8.000% 3/01/32	148,000	173,396
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000% 12/31/30 (c)	10,000	8,300
Targa Resources Corp.
4.200% 2/01/33	100,000	90,849
4.950% 4/15/52	40,000	34,496
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	130,000	118,508
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (c)	200,000	173,169
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	66,325
Venture Global Calcasieu Pass LLC
3.875% 11/01/33 (c)	80,000	66,000
Western Midstream Operating LP
3 mo. USD LIBOR + 1.850% 2.621% FRN 1/13/23	90,000	89,550
3.600% STEP 2/01/25	240,000	221,100
4.550% STEP 2/01/30	900,000	778,500
5.500% 8/15/48	20,000	16,300

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.750% STEP 2/01/50	$230,000	$184,887
The Williams Cos., Inc.
3.750% 6/15/27	170,000	162,974
7.500% 1/15/31	200,000	230,261
7.750% 6/15/31	350,000	410,840
		6,562,427
Real Estate Investment Trusts (REITS) — 0.1%
CTR Partnership LP / CareTrust Capital Corp.
3.875% 6/30/28 (c)	20,000	16,800
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	9,807
5.375% 4/15/26	40,000	39,145
MPT Operating Partnership LP / MPT Finance Corp.
3.500% 3/15/31	110,000	85,800
4.625% 8/01/29	10,000	8,775
5.000% 10/15/27	30,000	27,440
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (c)	220,000	212,502
		400,269
Retail — 0.4%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	170,981
1.600% 4/20/30	110,000	93,019
The Home Depot, Inc.
2.700% 4/15/30	70,000	63,651
3.300% 4/15/40	120,000	102,367
3.350% 4/15/50	220,000	179,738
3.900% 12/06/28	30,000	30,044
3.900% 6/15/47	40,000	35,985
Lowe’s Cos., Inc.
4.500% 4/15/30	50,000	49,521
McDonald’s Corp.
3.300% 7/01/25	60,000	59,660
3.500% 7/01/27	180,000	176,632
3.600% 7/01/30	190,000	181,304
3.625% 9/01/49	40,000	33,247
3.800% 4/01/28	110,000	107,970
4.200% 4/01/50	140,000	125,842
Target Corp.
2.250% 4/15/25	110,000	106,277
Walmart, Inc.
1.500% 9/22/28	80,000	70,296
1.800% 9/22/31	40,000	34,059
		1,620,593

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.3%
Broadcom, Inc.
3.137% 11/15/35 (c)	$490,000	$374,923
Intel Corp.
1.600% 8/12/28	190,000	166,520
3.050% 8/12/51	90,000	67,462
3.700% 7/29/25	40,000	40,288
4.750% 3/25/50	20,000	19,764
NVIDIA Corp.
2.850% 4/01/30	90,000	82,635
3.500% 4/01/40	240,000	210,993
3.500% 4/01/50	170,000	145,248
3.700% 4/01/60	170,000	143,692
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25	120,000	114,195
Texas Instruments, Inc.
1.750% 5/04/30	110,000	94,560
		1,460,280
Software — 0.5%
Microsoft Corp.
2.400% 8/08/26	530,000	510,019
2.525% 6/01/50	133,000	97,862
2.675% 6/01/60	17,000	12,294
2.921% 3/17/52	107,000	85,046
3.041% 3/17/62	83,000	64,938
3.300% 2/06/27	290,000	288,545
Open Text Holdings, Inc.
4.125% 2/15/30 (c)	10,000	8,650
4.125% 12/01/31 (c)	10,000	8,250
Oracle Corp.
1.650% 3/25/26	300,000	269,042
2.875% 3/25/31	350,000	289,126
2.950% 4/01/30	20,000	17,120
Salesforce, Inc.
3.250% 4/11/23	60,000	60,164
3.700% 4/11/28	50,000	49,504
Workday, Inc.
3.500% 4/01/27	50,000	47,835
3.700% 4/01/29	80,000	74,968
3.800% 4/01/32 (d)	100,000	91,648
		1,975,011

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.4%
Altice France SA
5.500% 10/15/29 (c)	$210,000	$160,398
AT&T, Inc.
1.650% 2/01/28	280,000	242,649
2.250% 2/01/32	20,000	16,366
2.300% 6/01/27	250,000	228,310
2.550% 12/01/33	120,000	97,663
3.300% 2/01/52	40,000	29,611
3.500% 9/15/53	180,000	137,443
3.550% 9/15/55	173,000	130,480
3.650% 9/15/59	60,000	45,266
3.800% 12/01/57	10,000	7,799
4.350% 6/15/45	101,000	88,324
5.350% 9/01/40	40,000	39,671
5.550% 8/15/41	40,000	41,306
CommScope, Inc.
4.750% 9/01/29 (c)	20,000	16,134
6.000% 3/01/26 (c)	60,000	55,154
Sprint Capital Corp.
8.750% 3/15/32	20,000	24,070
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (c)	151,250	151,346
T-Mobile USA, Inc.
2.250% 2/15/26	70,000	63,497
2.250% 11/15/31	70,000	56,977
2.550% 2/15/31	130,000	109,677
2.625% 2/15/29	230,000	193,622
2.875% 2/15/31	170,000	140,039
3.000% 2/15/41	60,000	44,778
3.300% 2/15/51	20,000	14,653
3.375% 4/15/29	70,000	61,193
3.500% 4/15/25	350,000	342,614
3.500% 4/15/31	290,000	252,155
3.750% 4/15/27	50,000	48,157
3.875% 4/15/30	190,000	177,803
Telefonica Emisiones SA
5.213% 3/08/47	150,000	133,657
Verizon Communications, Inc.
1.750% 1/20/31	280,000	225,513
2.355% 3/15/32	40,000	33,264
2.550% 3/21/31	570,000	488,659
2.650% 11/20/40	260,000	192,240
2.875% 11/20/50	530,000	377,938
3.400% 3/22/41	40,000	32,619
3.850% 11/01/42	40,000	34,271
3.875% 2/08/29	130,000	126,027
4.000% 3/22/50	120,000	104,381
4.125% 8/15/46	180,000	160,636
4.329% 9/21/28	440,000	437,974
4.400% 11/01/34	270,000	260,275
4.500% 8/10/33	40,000	39,116
5.250% 3/16/37	170,000	176,629
5.500% 3/16/47	30,000	32,482
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (c)	200,000	161,570

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vodafone Group PLC
4.375% 5/30/28	$70,000	$69,662
		6,104,068
Transportation — 0.1%
Union Pacific Corp.
2.150% 2/05/27	50,000	46,402
2.891% 4/06/36	270,000	226,169
3.750% 7/15/25	70,000	70,145
3.750% 2/05/70	150,000	119,973
3.839% 3/20/60	120,000	100,923
XPO Logistics, Inc.
6.250% 5/01/25 (c) (d)	9,000	8,933
		572,545

TOTAL CORPORATE DEBT (Cost $127,506,461)		115,670,322

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District, Revenue Bond
5.000% 11/15/43	50,000	51,428
State of California, General Obligation
5.000% 11/01/43	50,000	51,630
		103,058

TOTAL MUNICIPAL OBLIGATIONS (Cost $102,278)		103,058

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
Auto Floor Plan Asset-Backed Securities — 0.3%
Ford Credit Floorplan Master, Series 2018-4, Class A
4.060% 11/15/30	1,100,000	1,098,329
Automobile Asset-Backed Securities — 0.6%
Avis Budget Rental Car Funding, Series 2021-1A, Class A
1.380% 8/20/27 (c)	490,000	442,336
Hertz Vehicle Financing III LP, Series 2021-2A, Class C
2.520% 12/27/27 (c)	2,500,000	2,188,994
		2,631,330

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 4.2%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
6.025% VRN 8/10/45 (c) (f)	$674,451	$256,291
BANK, Series 2017-BNK4, Class XA,
1.489% VRN 5/15/50 (f)	3,289,104	157,913
Benchmark Mortgage Trust, Series 2021-B29, Class XA,
1.156% VRN 9/15/54 (f)	2,513,504	159,023
BPR Trust, Series 2021-TY, Class A, 1 mo. USD LIBOR + 1.050%
2.374% FRN 9/15/38 (c)	140,000	134,752
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B,
4.175% VRN 7/10/47 (f)	350,000	343,126
Credit Suisse Mortgage Trust
Series 2014-USA, Class A2, 3.953% 9/15/37 (c)	190,000	178,750
Series 2022-MARK, Class A, 1 mo. TSFR + 2.695% 3.974% FRN 6/15/39 (c)	130,000	129,687
Series 2019-RIO Class A, 1 mo. USD LIBOR + 3.024% 4.348% FRN 12/15/22 (c)	2,494,399	2,431,905
Series 2014-USA, Class E, 4.373% 9/15/37 (c)	140,000	96,600
Series 2014-USA, Class F, 4.373% 9/15/37 (c)	2,440,000	1,473,675
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.350% 6.674% FRN 7/15/32 (c)	1,160,000	1,035,193
Deutsche Bank Commercial Mortgage Trust, Series 2016-C3, Class A4
2.632% 8/10/49	160,000	151,119
GS Mortgage Securities Trust
Series 2021-ROSS, Class A, 1 mo. USD LIBOR + 1.150% 2.475% FRN 5/15/26 (c)	370,000	356,946
Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.550% 3.124% FRN 9/15/31 (c)	1,251,201	1,155,244
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.796% VRN 4/15/47 (f)	1,037,968	7,856
Series 2015-C31, Class B, 4.766% VRN 8/15/48 (f)	160,000	157,292
Series 2013-C17, Class B, 5.049% VRN 1/15/47 (f)	30,000	29,572
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA,
0.990% VRN 10/15/50 (f)	7,500,943	243,607
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
6.193% VRN 9/12/49 (f)	3,699	3,621
Morgan Stanley Capital I Trust, Series 2019-L2, Class B,
4.494% VRN 3/15/52 (f)	850,000	810,764
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. TSFR + 1.397%
2.676% FRN 3/15/39 (c)	190,000	184,763
PFP Ltd., Series 2021-8, Class A, 1 mo. USD LIBOR + 1.000%
2.509% FRN 8/09/37 (c)	790,000	749,597
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 1 mo. USD LIBOR + 1.200%
2.824% FRN 11/25/36 (c)	978,653	937,357
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (c)	320,000	292,413
TTAN, Series 2021-MHC, Class A, 1 mo. USD LIBOR + .850%
2.175% FRN 3/15/38 (c)	468,804	451,240
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.460% 6/15/50	170,000	162,570
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A,
4.104% VRN 9/14/22 (c) (f)	63,022	59,641
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.751% VRN 8/15/52 (f)	5,572,627	453,417
Series 2016-BNK1, Class B, 2.967% 8/15/49	780,000	686,257
Series 2013-LC12, Class B, 4.434% VRN 7/15/46 (f)	140,000	132,162

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (f)	$190,000	$177,196
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (f)	190,000	163,642
Series 2014-LC14, Class D, 4.586% VRN 3/15/47 (c) (f)	5,000,000	4,692,874
		18,456,065
Home Equity Asset-Backed Securities — 0.5%
Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 1 mo. USD LIBOR + .270%
1.894% FRN 9/25/36	420,000	397,213
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960%
2.584% FRN 11/25/33	1,211,752	1,095,708
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .540%
2.164% FRN 3/25/36	321,543	168,199
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2,
5.825% STEP 2/26/36 (c)	777,163	748,548
		2,409,668
Manufactured Housing Asset-Backed Securities — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27 (f)	498,401	517,877

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 2.5%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3, Class A, 1 mo. USD LIBOR + 1.070% 2.394% FRN 8/15/34 (c)	$790,000	$756,262
Series 2021-FL4, Class A, 1 mo. USD LIBOR + 1.350% 2.674% FRN 11/15/36 (c)	790,000	763,851
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (c)	795,770	743,131
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A2, 1 mo. USD LIBOR + .120%
1.744% FRN 11/25/36	305,609	292,331
HGI CRE CLO Ltd., Series 2021-FL2, Class A, 1 mo. USD LIBOR + 1.000%
2.509% FRN 9/17/36 (c)	790,000	753,455
InStar Leasing III LLC, Series 2021-1A, Class A
2.300% 2/15/54 (c)	586,599	517,371
Magnolia Finance, Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
4.186% FRN 8/09/24 (c)	950,000	928,824
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A,
4.725% VRN 4/22/35 (c) (f)	429,702	428,068
Saxon Asset Securities Trust, Series 2006-3, Class A4, 1 mo. USD LIBOR + .240%
1.864% FRN 10/25/46	440,000	348,384
SBA Small Business Investment Cos.
Series 2019-25G, Class 1, 2.690% 7/01/44	226,331	209,216
Series 2019-20D, Class 1, 2.980% 4/01/39	143,497	139,529
Series 2018-10B, Class 1, 3.548% 9/10/28	250,430	248,992
Starwood Commercial Mortgage Trust, Series 2022-FL3, Class A, 1 Mo. SOFR + 1.350%
2.129% FRN 11/15/38 (c)	270,000	262,152
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%
2.624% FRN 9/25/34	659,043	644,964
Taco Bell Funding LLC, Series 2021-1A, Class A23
2.542% 8/25/51 (c)	3,980,000	3,263,163
USQ Rail LLC, Series 2021-1A, Class A
2.250% 2/28/51 (c)	730,459	646,223
		10,945,916
Student Loans Asset-Backed Securities — 0.4%
College Ave Student Loans LLC, Series 2019-A, Class A2
3.280% 12/28/48 (c)	275,221	265,193
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200%
3.029% FRN 12/15/33 (c)	349,505	344,239
SMB Private Education Loan Trust
Series 2020-A, Class A2A, 2.230% 9/15/37 (c)	490,658	469,817
Series 2021-A, Class B, 2.310% 1/15/53 (c)	600,000	556,428
		1,635,677

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 1.6%
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%
6.026% FRN 11/25/35	$647,019	$136,420
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%
1.974% FRN 5/25/37	1,535,675	741,296
Credit Suisse Mortgage Trust
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 1.626% FRN 10/27/36 (c)	696,320	344,876
Series 2021-2R, Class 1A1, 1 mo. USD LIBOR + 1.750% 2.870% FRN 7/25/47 (c)	559,196	556,037
Flagstar Mortgage Trust, Series 2018-2, Class A4,
3.500% VRN 4/25/48 (c) (f)	22,232	22,087
GS Mortgage Securities Trust, Series 2014-2R, Class 3B
0.702% 11/26/37 (c)	1,220,000	1,044,723
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
2.824% VRN 10/25/35 (f)	46,342	27,960
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A,
2.721% VRN 2/25/36 (f)	27,309	10,646
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (c) (f)	262,584	247,520
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (c) (f)	112,411	105,285
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (c) (f)	138,965	130,048
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1,
3.200% STEP 5/25/59 (c)	973,592	972,274
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (c) (f)	730,000	669,689
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (c) (f)	244,810	241,577
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (c)	6,598	6,435
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (c)	506,811	440,161
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
2.788% VRN 8/25/36 (f)	167,854	123,634
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%
2.626% FRN 3/25/46	174,498	169,188
Towd Point Mortgage Trust, Series 2017-4, Class B2,
3.405% VRN 6/25/57 (c) (f)	740,000	599,990
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000%
1.476% FRN 2/25/46	495,359	451,310
		7,041,156
Whole Loan Collateral Planned Amortization Classes — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
22.106% FRN 7/25/36	42,289	42,311

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $49,125,196)		44,778,329

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 3.7%
Argentine Republic Government International Bond
1.125% STEP 7/09/35	$1,927,319	$415,094
2.500% STEP 7/09/41	110,000	29,344
Brazilian Government International Bond
5.000% 1/27/45	510,000	363,722
5.625% 1/07/41	730,000	581,580
Colombia Government International Bond
3.250% 4/22/32 (d)	430,000	310,712
4.125% 2/22/42	440,000	273,384
Indonesia Government International Bond
5.125% 1/15/45 (c)	220,000	210,784
6.500% 2/15/31 IDR (g)	58,983,000,000	3,777,129
Israel Government International Bond
2.750% 7/03/30	310,000	287,441
Mexican Bonos
7.750% 11/23/34 MXN (g)	17,120,000	768,001
7.750% 11/13/42 MXN (g)	34,785,600	1,511,698
8.000% 11/07/47 MXN (g)	76,980,000	3,411,589
8.500% 5/31/29 MXN (g)	28,500,000	1,375,404
Mexico Government International Bond
4.750% 3/08/44	830,000	681,485
Nigeria Government International Bond
7.143% 2/23/30 (c)	210,000	148,050
Panama Government International Bond
4.500% 4/01/56	350,000	277,326
Peruvian Government International Bond
6.550% 3/14/37	210,000	227,388
Provincia de Buenos Aires/Government Bonds,
3.900% STEP 9/01/37 (c)	540,019	159,810
Republic of Kenya Government International Bond
6.300% 1/23/34 (c)	370,000	229,822
Republic of Poland Government International Bond
4.000% 1/22/24	540,000	539,453
Russian Federal Bond— OFZ
0.000% 5/23/29 RUB (g)	269,798,000	416,961
7.250% 5/10/34 RUB (g)	60,500,000	93,500
7.700% 3/16/39 RUB (g)	86,260,000	133,311
		16,222,988

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $26,237,984)		16,222,988

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 19.4%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	$7,989	$57
Series 5018, Class MI, 2.000% 10/25/50	356,676	49,194
Series 5085, Class NI, 2.000% 3/25/51	642,672	89,614
Series 5140, Class NI, 2.500% 5/25/49	285,968	39,701
Series 5010, Class IK, 2.500% 9/25/50	216,408	32,411
Series 5010, Class JI, 2.500% 9/25/50	509,237	84,966
Series 5013, Class IN, 2.500% 9/25/50	268,679	44,762
Series 5040, Class IB, 2.500% 11/25/50	155,890	21,842
Series 5059, Class IB, 2.500% 1/25/51	730,693	123,155
Series 5069, Class MI, 2.500% 2/25/51	83,303	11,947
Series 4793, Class CB, 3.000% 5/15/48	216,932	206,936
Series 4793, Class CD, 3.000% 6/15/48	130,584	124,546
Series 4813, Class CJ, 3.000% 8/15/48	109,399	105,769
Series 5224, Class HL, 4.000% 4/25/52	400,000	394,048
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 4.676% FRN 12/15/46	227,898	28,746
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 4.776% FRN 8/15/44	94,209	12,733
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 4.906% FRN 1/15/40	21,469	2,917
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 4.926% FRN 9/15/42	89,507	9,197
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 5.166% FRN 12/15/41	142,397	21,696
Series R007, Class ZA, 6.000% 5/15/36	59,712	64,020
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K741, Class X1, 0.657% VRN 12/25/27 (f)	2,997,321	78,951
Series K094, Class X1, 1.015% VRN 6/25/29 (f)	996,395	51,199
Series K743, Class X1, 1.028% VRN 5/25/28 (f)	3,999,598	184,465
Series KC05, Class X1, 1.343% VRN 6/25/27 (f)	1,567,350	58,433
Series K736, Class X1, 1.432% VRN 7/25/26 (f)	2,153,635	92,919
Series K110, Class X1, 1.814% VRN 4/25/30 (f)	1,296,168	134,038
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 3.270% FRN 1/25/26 (c)	506,574	500,877
Federal National Mortgage Association
Series 2005-88, Class IP, 0.875% FRN 10/25/35 (f)	22,078	881
Series 2006-118, Class IP1, 1.101% FRN 12/25/36 (f)	50,992	3,018
Series 2006-118, Class IP2, 1.101% FRN 12/25/36 (f)	40,965	2,338
Series 2006-88, Class IP, 1.122% VRN 3/25/36 (f)	31,177	1,457
Series 2006-59, Class IP, 1.754% FRN 7/25/36 (f)	63,796	4,477
Series 2020-47, Class GZ, 2.000% 7/25/50	312,233	216,829
Series 2020-97, Class AI, 2.000% 1/25/51	183,861	26,528
Series 2020-56, Class DI, 2.500% 8/25/50	417,856	69,238
Series 2020-57, Class NI, 2.500% 8/25/50	347,526	58,601
Series 2020-74, Class EI, 2.500% 10/25/50	164,130	25,938
Series 2020-89, Class DI, 2.500% 12/25/50	1,139,584	172,757
Series 2021-3, Class QI, 2.500% 2/25/51	772,774	120,212
Series 2021-3, Class IB, 2.500% 2/25/51	273,912	47,520
Series 409, Class C2, 3.000% 4/25/27	46,027	2,052
Series 409, Class C13, 3.500% 11/25/41	54,357	8,383
Series 409, Class C18, 4.000% 4/25/42	62,970	11,135
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 4.326% FRN 12/25/43	226,691	28,940
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 4.476% FRN 9/25/46	81,742	8,907
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 4.476% FRN 10/25/57	465,597	66,200

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 409, Class C22, 4.500% 11/25/39	$41,939	$7,294
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 4.526% FRN 12/25/42	132,099	20,137
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 4.526% FRN 12/25/42	68,522	11,840
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 4.526% FRN 6/25/43	174,732	23,790
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 4.576% FRN 11/25/47	138,293	16,472
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 4.876% FRN 4/25/42	63,534	9,316
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 4.926% FRN 4/25/40	64,728	2,806
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 4.926% FRN 10/25/41	143,217	17,785
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 5.026% FRN 3/25/42	35,840	3,956
Series 2011-59, Class NZ, 5.500% 7/25/41	278,592	297,298
Series 2013-9, Class CB, 5.500% 4/25/42	232,709	245,961
Series 2012-46, Class BA, 6.000% 5/25/42	57,071	61,417
Series 2012-28, Class B, 6.500% 6/25/39	5,746	5,972
Series 2013-9, Class BC, 6.500% 7/25/42	67,781	74,321
Series 2012-51, Class B, 7.000% 5/25/42	49,729	54,842
Federal National Mortgage Association ACES
Series 2020-M36, Class X1, 1.553% VRN 9/25/34 (f)	1,274,973	111,767
Series 2019-M19, Class A2, 2.560% 9/25/29	434,492	407,995
Federal National Mortgage Association Grantor Trust Series 2017-T1, Class A 2.898% 6/25/27	99,471	96,907
Government National Mortgage Association
Series 2012-144, Class IO, 0.334% VRN 1/16/53 (f)	2,249,150	29,115
Series 2012-135, Class IO, 0.361% VRN 1/16/53 (f)	2,336,728	28,014
Series 2014-186, Class IO, 0.391% VRN 8/16/54 (f)	355,178	4,877
Series 2014-22, Class IA, 0.475% FRN 11/20/42 (f)	20,473	521
Series 2017-41, Class IO, 0.652% VRN 7/16/58 (f)	729,550	25,919
Series 2021-60, Class IO, 0.816% VRN 5/16/63 (f)	2,320,262	158,718
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 1.103% FRN 5/20/68	287,786	285,860
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 1.203% FRN 12/20/60	85,742	85,325
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 1.233% FRN 10/20/64	909,285	903,369
Series 2020-H13, Class FA, 1 mo. USD LIBOR + .450% 1.253% FRN 7/20/70	138,682	136,280
Series 2020-H13, Class FC, 1 mo. USD LIBOR + .450% 1.253% FRN 7/20/70	58,913	57,939
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 1.283% FRN 3/20/61	69,423	69,183
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 1.303% FRN 3/20/61	48,595	48,465
Series 2017-H18, Class BI, 1.617% VRN 9/20/67 (f)	2,927,166	175,473
Series 2012-H27, Class AI, 1.769% VRN 10/20/62 (f)	377,477	13,377
Series 2022-3, Class B, 1.850% 2/16/61	200,000	130,696
Series 2020-H09, Class FL, 1 mo. USD LIBOR + 1.150% 1.953% FRN 5/20/70	408,657	414,227
Series 2020-181, Class WI, 2.000% 12/20/50	1,437,386	166,531
Series 2017-H20, Class IB, 2.040% VRN 10/20/67 (f)	60,422	3,668
Series 2020-H09, Class NF, 1 mo. USD LIBOR + 1.250% 2.053% FRN 4/20/70	134,219	135,739

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-H15, Class KI, 2.220% VRN 7/20/67 (f)	$109,838	$6,762
Series 2020-123, Class IL, 2.500% 8/20/50	173,682	24,711
Series 2020-127, Class IN, 2.500% 8/20/50	168,942	24,388
Series 2020-123, Class NI, 2.500% 8/20/50	421,718	60,895
Series 2020-129, Class IE, 2.500% 9/20/50	174,539	25,063
Series 2020-160, Class IH, 2.500% 10/20/50	178,335	26,711
Series 2020-160, Class YI, 2.500% 10/20/50	707,300	101,813
Series 2020-160, Class VI, 2.500% 10/20/50	258,863	38,131
Series 2022-115, Class MI, 2.500% 5/20/51	277,177	32,397
Series 2013-107, Class AD, 2.851% VRN 11/16/47 (f)	159,308	153,287
Series 2013-53, Class OI, 3.500% 4/20/43	354,560	38,099
Series 2020-47, Class MI, 3.500% 4/20/50	297,843	45,968
Series 2020-47, Class NI, 3.500% 4/20/50	78,874	12,135
Series 2014-176, Class IA, 4.000% 11/20/44	39,776	6,778
Series 2015-167, Class OI, 4.000% 4/16/45	51,052	8,489
Series 2016-84, Class IG, 4.500% 11/16/45	232,369	42,675
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 4.555% FRN 2/20/46	63,227	8,559
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 4.591% FRN 10/16/46	106,920	19,394
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 5.055% FRN 1/20/40	6,687	181
		8,464,158

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 16.6%
Federal Home Loan Mortgage Corp. Pool #QE4026 4.000% 6/01/52 (i)	$100,000	$99,120
Federal Home Loan Mortgage Corp.
Pool #RB5125 2.000% 9/01/41	932,243	835,861
Pool #RB5145 2.000% 2/01/42	195,131	174,530
Pool #RA3882 2.000% 11/01/50	343,328	299,839
Pool #QB8602 2.000% 2/01/51	82,482	72,253
Pool #QB9087 2.000% 2/01/51	430,909	377,201
Pool #QB9090 2.000% 2/01/51	90,774	79,375
Pool #SD0552 2.000% 3/01/51	444,210	388,429
Pool #QB9482 2.000% 3/01/51	82,545	72,205
Pool #QC0041 2.000% 3/01/51	80,488	70,406
Pool #QC0160 2.000% 3/01/51	79,459	69,531
Pool #QC0161 2.000% 3/01/51	86,372	75,553
Pool #QB9290 2.000% 3/01/51	273,741	239,622
Pool #QC0297 2.000% 4/01/51	190,984	166,763
Pool #SD0573 2.000% 4/01/51	160,589	140,624
Pool #QC0885 2.000% 4/01/51	90,417	79,176
Pool #QC1164 2.000% 4/01/51	83,403	72,982
Pool #SD0745 2.000% 11/01/51	95,163	83,213
Pool #FS0349 2.000% 1/01/52	194,426	169,707
Pool #FS1014 2.000% 2/01/52	98,198	85,744
Pool #FS1015 2.000% 2/01/52	293,837	256,755
Pool #FS1112 2.000% 3/01/52	197,632	172,876
Pool #840698 5 year CMT + 1.284% 2.098% FRN 3/01/47	20,267	19,415
Pool #QK0701 2.500% 4/01/41	84,455	78,359
Pool #SD7525 2.500% 10/01/50	158,731	145,117
Pool #QB5092 2.500% 11/01/50	166,035	151,743
Pool #QB5093 2.500% 11/01/50	81,637	74,431
Pool #RA3913 2.500% 11/01/50	490,245	448,199
Pool #QB8934 2.500% 2/01/51	167,434	151,661
Pool #QC0165 2.500% 3/01/51	84,783	77,551
Pool #QB9901 2.500% 3/01/51	95,361	86,377
Pool #CA9390 2.500% 3/01/51	282,100	255,216
Pool #QC5830 2.500% 8/01/51	187,918	171,287
Pool #QC6551 2.500% 9/01/51	91,074	82,921
Pool # FS0024 2.500% 9/01/51	91,767	83,761
Pool #QC7411 2.500% 9/01/51	95,261	86,503
Pool #RA5921 2.500% 9/01/51	185,460	167,467
Pool #SD7548 2.500% 11/01/51	960,945	876,576
Pool #FS1104 2.500% 11/01/51	95,530	87,202
Pool #SD0849 2.500% 1/01/52	97,774	89,022
Pool #RA6562 2.500% 1/01/52	192,710	175,519
Pool #FS0366 2.500% 1/01/52	96,857	88,406
Pool #QD6079 2.500% 2/01/52	98,318	89,386
Pool #QD8675 2.500% 3/01/52	98,792	89,570
Pool #841077 12 mo. USD LIBOR + 1.619% 2.874% FRN 11/01/47	137,420	134,412
Pool #ZS8669 3.000% 9/01/32	72,502	71,882
Pool #ZS8673 3.000% 10/01/32	50,872	50,437
Pool #ZT1257 3.000% 1/01/46	158,788	152,102
Pool #G67701 3.000% 10/01/46	628,725	598,819
Pool #G60985 3.000% 5/01/47	1,251,474	1,193,589
Pool #ZT1493 3.000% 9/01/48	132,622	125,795
Pool #RA1293 3.000% 9/01/49	430,095	407,046
Pool #SD7509 3.000% 11/01/49	53,004	50,097
Pool #RA3175 3.000% 7/01/50	98,959	93,130
Pool #FM8577 3.000% 8/01/51	178,601	168,779

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS0037 3.000% 8/01/51	$88,351	$83,450
Pool #QC9154 3.000% 10/01/51	96,853	91,065
Pool #FS0034 3.000% 12/01/51	97,156	91,645
Pool #SD0809 3.000% 1/01/52	96,810	90,624
Pool # FS0240 3.000% 1/01/52	96,982	91,520
Pool # FS1074 3.000% 3/01/52	491,281	462,919
Pool #QE4043 3.000% 6/01/52	100,000	93,415
Pool #841076 12 mo. USD LIBOR + 1.628% 3.007% FRN 11/01/48	518,990	504,116
Pool #841081 12 mo. USD LIBOR + 1.621% 3.083% FRN 2/01/50	220,305	216,920
Pool #ZS9316 3.500% 1/01/38	295,473	294,877
Pool #Q41209 3.500% 6/01/46	136,198	133,658
Pool #SD0958 3.500% 4/01/52	394,579	383,241
Pool #QE2057 3.500% 5/01/52	99,001	95,839
Pool #RA7378 3.500% 5/01/52	99,408	96,202
Pool #Q19135 4.000% 6/01/43	24,074	24,405
Pool #Q19236 4.000% 6/01/43	15,633	15,847
Pool #Q19985 4.000% 7/01/43	689,702	699,174
Pool #Q19615 4.000% 7/01/43	26,079	26,437
Pool #C09071 4.000% 2/01/45	145,463	146,534
Pool #G67713 4.000% 6/01/48	523,704	526,150
Pool #ZA6680 4.000% 4/01/49	357,603	358,061
Pool #SD1132 4.000% 6/01/52 (i)	100,000	99,214
Pool #U92272 4.500% 12/01/43	3,221	3,314
Pool #Q49177 4.500% 6/01/47	101,987	104,667
Pool #SD1143 4.500% 9/01/50 (i)	800,000	814,062
Pool #Q56002 5.000% 5/01/48	38,541	39,913
Pool #G06875 5.500% 12/01/38	4,775	5,125
Pool #G06669 6.500% 9/01/39	9,708	10,796
Pool #G07509 6.500% 9/01/39	8,971	10,036
Pool #G07335 7.000% 3/01/39	20,190	23,168
Federal National Mortgage Association
Pool #MA4606 2.000% 5/01/42	98,785	88,356
Pool #BQ0254 2.000% 8/01/50	76,037	66,608
Pool #BQ1528 2.000% 9/01/50	74,200	64,998
Pool #BQ9687 2.000% 1/01/51 (i)	175,998	153,897
Pool #BQ9224 2.000% 1/01/51	178,477	156,064
Pool #BR2641 2.000% 2/01/51	84,006	73,536
Pool #BR2643 2.000% 2/01/51	79,496	69,588
Pool #BR2644 2.000% 2/01/51	81,424	71,250
Pool #BR2664 2.000% 2/01/51	315,070	275,800
Pool #BR3500 2.000% 2/01/51	73,947	64,661
Pool #BR3256 2.000% 2/01/51	81,191	71,147
Pool #BR3257 2.000% 2/01/51	83,599	73,232
Poll #BR3290 2.000% 3/01/51	353,524	309,131
Pool #BR3286 2.000% 3/01/51	83,476	72,890
Pool #BR4722 2.000% 3/01/51	82,245	71,943
Pool #BR4753 2.000% 3/01/51	87,202	76,306
Pool #BR4756 2.000% 3/01/51	80,602	70,506
Pool #BR5458 2.000% 3/01/51	89,561	78,203
Pool #BR5487 2.000% 3/01/51	85,548	74,832
Pool #BR5587 2.000% 3/01/51	87,261	76,358
Pool #BR5577 2.000% 3/01/51	88,490	77,405
Pool #BR5649 2.000% 3/01/51	91,236	79,808
Pool #BR5633 2.000% 3/01/51	89,395	78,197
Pool #BR6462 2.000% 3/01/51	87,027	75,990
Pool #FM6343 2.000% 3/01/51	89,273	78,090
Pool #BQ9453 2.000% 3/01/51	176,888	154,841
Pool #BR4080 2.000% 3/01/51	88,695	77,557

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BR5589 2.000% 3/01/51	$83,573	$72,973
Pool #FM6418 2.000% 3/01/51	87,780	76,866
Pool #FM9441 2.000% 4/01/51 (i)	652,468	570,534
Pool #BR7745 2.000% 4/01/51	81,253	71,100
Pool #BR7744 2.000% 4/01/51	86,022	75,301
Pool #BR8478 2.000% 4/01/51	85,305	74,673
Pool #BR8518 2.000% 4/01/51	82,853	72,501
Pool #MA4305 2.000% 4/01/51	533,434	465,782
Pool #CB1273 2.000% 8/01/51	94,566	82,573
Pool #MA2749 2.500% 9/01/36	45,795	43,463
Pool #FM3123 2.500% 3/01/38	447,588	424,796
Pool #CA9358 2.500% 3/01/41	88,148	81,786
Pool #CB0100 2.500% 4/01/41	178,295	165,260
Pool #CB0101 2.500% 4/01/41	90,410	83,687
Pool #CB0114 2.500% 4/01/41	359,290	332,573
Pool #CB0470 2.500% 5/01/41	720,451	666,879
Pool #BK2620 2.500% 6/01/50	69,823	63,595
Pool #BP7887 2.500% 8/01/50 (i)	134,096	121,547
Pool #MA4120 2.500% 9/01/50	61,364	55,622
Pool #CA7257 2.500% 10/01/50	84,416	77,044
Pool #FM5313 2.500% 10/01/50	89,799	81,396
Pool #FM4577 2.500% 10/01/50	242,968	221,295
Pool #BM6623 2.500% 10/01/50	94,386	84,270
Pool #BQ5876 2.500% 11/01/50	86,187	78,580
Pool #BR0001 2.500% 12/01/50	82,490	75,080
Pool #FM5423 2.500% 1/01/51	413,516	376,370
Pool #FM5713 2.500% 2/01/51	156,350	141,621
Pool #FM6460 2.500% 3/01/51	169,509	154,732
Pool #CB0414 2.500% 5/01/51	87,495	79,157
Pool #CB0458 2.500% 5/01/51 (i)	2,050,312	1,854,923
Pool #CB0517 2.500% 5/01/51	444,799	402,410
Pool #FM7675 2.500% 6/01/51	245,701	224,129
Pool #FM7676 2.500% 6/01/51	90,809	82,524
Pool #FM7900 2.500% 7/01/51	181,370	164,822
Pool #BT3303 2.500% 8/01/51	94,525	86,160
Pool #CB1666 2.500% 9/01/51 (i)	94,856	86,076
Pool #BU0051 2.500% 9/01/51	574,320	518,602
Pool #FM9195 2.500% 10/01/51	284,508	256,906
Pool #FM8864 2.500% 10/01/51	187,055	170,311
Pool #FM9335 2.500% 10/01/51	93,023	83,998
Pool #FS0434 2.500% 11/01/51	95,475	87,405
Pool #FS1107 2.500% 12/01/51	192,714	175,042
Pool #BU2599 2.500% 1/01/52	97,722	88,844
Pool #FS0424 2.500% 1/01/52	97,955	88,934
Pool #FS0551 2.500% 2/01/52	97,391	88,422
Pool #BV3089 2.500% 2/01/52	98,943	89,707
Pool #CB2869 2.500% 2/01/52	289,870	261,635
Pool #FS0523 2.500% 2/01/52	97,483	88,353
Pool #FS0605 2.500% 2/01/52	293,669	265,338
Pool #CB3044 2.500% 3/01/52	99,270	89,972
Pool #CB3031 2.500% 3/01/52	195,289	176,205
Pool #AM8674 2.810% 4/01/25	50,000	49,010
Pool #MA2320 3.000% 7/01/35	43,111	42,252
Pool #MA2523 3.000% 2/01/36	292,817	286,802
Pool #MA2579 3.000% 4/01/36	213,573	209,186
Pool #MA2707 3.000% 8/01/36	262,355	256,966
Pool #MA2773 3.000% 10/01/36	967,193	945,813
Pool #MA2832 3.000% 12/01/36	490,718	479,870

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AQ7306 3.000% 1/01/43	$26,373	$24,859
Pool #AR1202 3.000% 1/01/43	35,577	33,534
Pool #AR7399 3.000% 6/01/43	20,529	19,665
Pool #AS0038 3.000% 7/01/43	44,636	42,757
Pool #AU6735 3.000% 10/01/43	29,244	27,976
Pool #AS7738 3.000% 8/01/46	394,050	374,380
Pool #BC1509 3.000% 8/01/46	37,152	35,298
Pool #AS7844 3.000% 9/01/46	64,731	61,500
Pool #BC2817 3.000% 9/01/46	48,769	46,335
Pool #BD8104 3.000% 10/01/46	178,650	170,235
Pool #AL9397 3.000% 10/01/46	73,480	69,743
Pool #BM1565 3.000% 4/01/47	691,922	659,329
Pool #CA4979 3.000% 1/01/50	148,580	139,968
Pool #CA5220 3.000% 2/01/50	138,534	130,504
Pool #FM8576 3.000% 2/01/50	83,817	79,476
Pool #FM4311 3.000% 8/01/50	79,769	75,071
Pool #BP7009 3.000% 8/01/50	113,083	106,422
Pool #FM8171 3.000% 6/01/51	84,841	79,923
Pool #FM8648 3.000% 9/01/51	90,368	84,685
Pool #CB1878 3.000% 10/01/51	189,648	177,663
Pool #FM9044 3.000% 10/01/51	88,780	83,724
Pool #FM9292 3.000% 11/01/51	188,651	177,790
Pool #FS0331 3.000% 1/01/52	96,827	90,572
Pool #FS1289 3.000% 3/01/52	98,502	93,008
Pool #FS1877 3.000% 5/01/52	397,825	371,750
Pool #CB3833 3.000% 6/01/52	99,837	93,293
Pool #AN8048 3.080% 1/01/28	210,000	205,578
Pool #BL2454 3.160% 5/01/29	86,339	84,455
Pool #MA2110 3.500% 12/01/34	64,038	64,189
Pool #MA2138 3.500% 1/01/35	33,495	33,553
Pool #AS8740 3.500% 2/01/37	72,366	72,333
Pool #FM5754 3.500% 3/01/37	57,201	57,300
Pool #890827 3.500% 12/01/37	45,029	44,938
Pool #FM6015 3.500% 8/01/39	58,990	58,963
Pool #FM0068 3.500% 2/01/40	227,690	225,025
Pool #FM0071 3.500% 2/01/40	45,445	44,814
Pool #MA1177 3.500% 9/01/42	18,768	18,448
Pool #MA1213 3.500% 10/01/42	114,247	112,303
Pool #AL3026 3.500% 12/01/42	36,087	35,507
Pool #AY6181 3.500% 4/01/45	88,781	87,104
Pool #AS6328 3.500% 12/01/45	349,046	339,965
Pool #AS6541 3.500% 1/01/46	99,584	97,765
Pool #AS6562 3.500% 1/01/46	74,331	72,927
Pool #AL9546 3.500% 11/01/46	188,607	185,161
Pool #BC9096 3.500% 12/01/46	77,327	75,745
Pool #FM3347 3.500% 5/01/47	204,250	200,200
Pool #CA0907 3.500% 12/01/47	38,566	37,705
Pool #FM3469 3.500% 8/01/48	392,890	385,100
Pool #FM3278 3.500% 11/01/48	111,633	109,140
Pool #FM3773 3.500% 11/01/48	416,921	408,654
Pool #FM9993 3.500% 7/01/51	614,775	598,982
Pool #CB2442 3.500% 12/01/51	90,475	87,762
Pool #FS1240 3.500% 12/01/51	96,978	93,888
Pool #FS1462 3.500% 1/01/52	98,099	95,556
Pool #CB2680 3.500% 1/01/52	94,848	91,738
Pool #CB3126 3.500% 3/01/52	196,996	191,336
Pool #FS1207 3.500% 3/01/52	98,361	95,289
Pool #CB3255 3.500% 4/01/52	98,650	95,530

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS1092 3.500% 4/01/52	$295,695	$285,904
Pool #FS1454 3.500% 4/01/52	99,016	95,699
Pool #FS1555 3.500% 4/01/52	99,048	95,729
Pool #BV5395 3.500% 4/01/52	98,565	95,972
Pool #BV8546 3.500% 5/01/52	99,692	96,882
Pool #FS1556 3.500% 5/01/52	397,779	386,815
Pool #AK8441 4.000% 4/01/42	13,743	13,932
Pool #AO2711 4.000% 5/01/42	10,304	10,448
Pool #AO6086 4.000% 6/01/42	21,552	21,855
Pool #AP0692 4.000% 7/01/42	16,101	16,313
Pool #AP5333 4.000% 7/01/42	147,941	149,888
Pool #AP2530 4.000% 8/01/42	15,803	16,011
Pool #AP4903 4.000% 9/01/42	27,037	27,392
Pool #AP7399 4.000% 9/01/42	39,629	40,150
Pool #MA1217 4.000% 10/01/42	86,104	86,726
Pool #AP9229 4.000% 10/01/42	8,595	8,708
Pool #AP9766 4.000% 10/01/42	67,723	68,212
Pool #MA1253 4.000% 11/01/42	51,497	51,869
Pool #AQ3599 4.000% 11/01/42	16,627	16,845
Pool #AQ7003 4.000% 12/01/42	36,667	37,138
Pool #AQ4555 4.000% 12/01/42	28,732	29,101
Pool #AQ7082 4.000% 1/01/43	38,054	38,542
Pool #AL3508 4.000% 4/01/43	26,047	26,382
Pool #AQ4078 4.000% 6/01/43	26,501	26,841
Pool #AQ4080 4.000% 6/01/43	17,829	18,058
Pool #AT8394 4.000% 6/01/43	27,762	28,119
Pool #AB9683 4.000% 6/01/43	37,291	37,769
Pool #AT9637 4.000% 7/01/43	75,672	76,644
Pool #AT9653 4.000% 7/01/43	57,168	57,902
Pool #AT9657 4.000% 7/01/43	45,682	46,269
Pool #AS0070 4.000% 8/01/43	24,930	25,095
Pool #MA1547 4.000% 8/01/43	26,263	26,436
Pool #AS4347 4.000% 1/01/45	42,944	43,308
Pool #FS2061 4.000% 6/01/52 (i)	99,699	99,040
Pool #FS2066 4.000% 6/01/52 (i)	298,116	296,891
Pool #FS2185 4.000% 6/01/52 (i)	200,000	198,428
Pool #MA4626 4.000% 6/01/52	17,966,817	17,758,219
Pool #BF0104 4.000% 2/01/56	83,800	84,247
Pool #BF0183 4.000% 1/01/57	47,555	47,809
Pool #BF0191 4.000% 6/01/57	81,936	82,271
Pool #MA0706 4.500% 4/01/31	11,257	11,540
Pool #MA0734 4.500% 5/01/31	40,481	41,496
Pool #MA0776 4.500% 6/01/31	13,684	14,027
Pool #MA0913 4.500% 11/01/31	10,409	10,670
Pool #MA0939 4.500% 12/01/31	10,350	10,610
Pool #993117 4.500% 1/01/39	1,048	1,082
Pool #AA0856 4.500% 1/01/39	7,141	7,401
Pool #AA3495 4.500% 2/01/39	5,388	5,577
Pool #935520 4.500% 8/01/39	9,920	10,277
Pool #AD5481 4.500% 5/01/40	275,192	285,279
Pool #AD6914 4.500% 6/01/40	30,133	31,236
Pool #AD8685 4.500% 8/01/40	86,182	89,223
Pool #MA1591 4.500% 9/01/43	49,872	51,263
Pool #AL4341 4.500% 10/01/43	2,888	2,978
Pool #MA1629 4.500% 10/01/43	44,854	46,105
Pool #MA1664 4.500% 11/01/43	21,964	22,576
Pool #MA1711 4.500% 12/01/43	46,479	47,775
Pool #AL4741 4.500% 1/01/44	19,945	20,502

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AW0318 4.500% 2/01/44	$46,768	$48,219
Pool #AL5562 4.500% 4/01/44	9,773	10,076
Pool #890604 4.500% 10/01/44	205,129	211,556
Pool #AS4271 4.500% 1/01/45	25,741	26,757
Pool #CA2047 4.500% 7/01/48	194,330	199,021
Pool #CA5379 4.500% 3/01/50	196,125	200,369
Pool #BW1473 4.500% 6/01/52 (i)	100,000	100,852
Pool #CB3918 4.500% 6/01/52 (i)	199,861	201,688
Pool #FS2172 4.500% 6/01/52 (i)	100,000	100,789
Pool #BF0148 4.500% 4/01/56	380,463	388,902
Pool #BF0222 4.500% 9/01/57	421,239	429,697
Pool #BF0301 4.500% 8/01/58	42,957	43,618
Pool #BF0338 4.500% 1/01/59	102,909	104,493
Pool #915154 5.000% 4/01/37	29,852	31,345
Pool #974965 5.000% 4/01/38	80,764	84,822
Pool #983077 5.000% 5/01/38	22,982	24,163
Pool #310088 5.000% 6/01/38	21,010	22,071
Pool #AE2266 5.000% 3/01/40	54,759	57,637
Pool #995072 5.500% 8/01/38	11,553	12,452
Pool #BF0141 5.500% 9/01/56	424,088	454,688
Pool #481473 6.000% 2/01/29	11	12
Pool #867557 6.000% 2/01/36	1,551	1,643
Pool #AE0469 6.000% 12/01/39	90,838	99,174
Pool #BM1948 6.000% 7/01/41	104,182	113,943
Pool #AL4324 6.500% 5/01/40	58,738	65,617
Pool #AE0758 7.000% 2/01/39	32,512	37,161
Government National Mortgage Association
Pool #AB2892 3.000% 9/15/42	80,651	77,813
Pool #AA5649 3.000% 9/15/42	82,325	79,429
Pool #783669 3.000% 9/15/42	154,443	149,010
Pool #AB9108 3.000% 10/15/42	585,076	564,491
Pool #AB9109 3.000% 10/15/42	49,339	47,604
Pool #AB9207 3.000% 11/15/42	42,527	41,031
Pool #784571 3.500% 6/15/48	183,902	181,799
Pool #BS8439 3.500% 5/15/50	155,580	152,002
Pool #786216 3.500% 6/20/52	100,000	97,112
Pool #487588 6.000% 4/15/29	666	704
Pool #595077 6.000% 10/15/32	207	222
Pool #596620 6.000% 10/15/32	188	202
Pool #604706 6.000% 10/15/33	29,002	31,161
Pool #636251 6.000% 3/15/35	3,699	3,997
Pool #782034 6.000% 1/15/36	30,005	32,354
Pool #658029 6.000% 7/15/36	8,187	8,878
Government National Mortgage Association II
Pool #MA4068 3.000% 11/20/46	21,196	20,271
Pool #MA7590 3.000% 9/20/51	718,209	680,571
Pool #785944 3.000% 2/20/52	98,731	93,094
Pool #786095 3.000% 4/20/52	99,027	91,733
Pool #786134 3.000% 4/20/52	99,827	93,722
Pool #MA1995 3.500% 6/20/44	53,960	53,346
Pool #MA2678 3.500% 3/20/45	23,115	22,823
Pool #784106 3.500% 1/20/46	60,626	59,728
Pool #MA3597 3.500% 4/20/46	96,027	94,514
Pool #BC4732 3.500% 10/20/47	222,929	218,789
Pool #BD0384 3.500% 10/20/47	156,058	153,160
Pool #784825 3.500% 10/20/49	48,676	47,011
Pool #BM7534 3.500% 2/20/50	65,551	63,965
Pool #MA7883 3.500% 2/20/52	295,790	288,033

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4511 4.000% 6/20/47	$597,975	$601,788
Pool #MA4720 4.000% 9/20/47	394,715	397,108
Pool #BM9734 4.000% 10/20/49	39,912	40,066
Pool #BM9743 4.000% 11/20/49	45,328	45,504
Pool #BS1728 4.000% 1/20/50	50,888	51,037
Pool #BS1742 4.000% 2/20/50	44,484	44,615
Pool #BS1757 4.000% 3/20/50	30,393	30,483
Pool #BS8420 4.000% 4/20/50	167,265	167,756
Pool #783298 4.500% 4/20/41	85,956	89,562
Pool #783368 4.500% 7/20/41	12,738	13,273
Pool #MA4654 4.500% 8/20/47	133,249	137,507
Pool #MA5138 4.500% 4/20/48	205,271	210,611
Pool #MA5193 4.500% 5/20/48	205,529	210,684
Pool #MA5265 4.500% 6/20/48	181,891	186,339
Pool #MA5331 4.500% 7/20/48	45,572	46,651
Pool #MA5818 4.500% 3/20/49	60,688	62,073
Pool #4747 5.000% 7/20/40	53,241	55,658
Government National Mortgage Association II TBA
3.500% 3/01/52 (i)	200,000	194,219
4.000% 5/01/52 (i)	100,000	99,414
4.500% 5/01/52 (i)	200,000	202,344
Uniform Mortgage Backed Securities TBA
4.000% 5/01/52 (i)	900,000	888,609
4.500% 6/01/52 (i)	600,000	603,000
4.500% 6/01/52 (i)	100,000	100,285
4.500% 6/01/52 (i)	500,000	500,352
5.000% 5/01/48 (i)	500,000	510,625
5.000% 5/01/48 (i)	100,000	101,824
		72,939,413
Whole Loans — 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, 1 Mo. SOFR + 2.000% 2.926% FRN 12/25/50 (c)	780,000	767,519
Series 2020-DNA2, Class M2, 1 mo. USD LIBOR + 1.850% 3.474% FRN 2/25/50 (c)	390,332	384,480
Series 2020-DNA1, Class B1, 1 mo. USD LIBOR + 2.300% 3.924% FRN 1/25/50 (c)	380,000	339,709
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 6.574% FRN 7/25/29	1,450,000	1,517,777
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 3.724% FRN 10/25/39 (c)	80,248	79,829
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 3.924% FRN 8/25/31 (c)	123,576	123,678
Series 2018-C05, Class 1B1, 1 mo. USD LIBOR + 4.250% 5.874% FRN 1/25/31	370,000	367,733
		3,580,725

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $89,443,552)		84,984,296

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Bonds & Notes — 24.2%
U.S. Treasury Bond
1.625% 11/15/50	$710,000	$503,878
1.750% 8/15/41	20,000	15,306
1.875% 2/15/51	2,710,000	2,051,131
1.875% 11/15/51	18,002,000	13,625,264
2.000% 11/15/41	160,000	127,825
2.000% 2/15/50	1,730,000	1,352,103
2.250% 5/15/41	300,000	251,719
2.250% 2/15/52	27,850,000	23,119,853
2.375% 2/15/42	80,000	68,237
2.375% 5/15/51	1,770,000	1,506,712
3.000% 2/15/48	16,000	15,190
3.750% 11/15/43	1,560,000	1,640,437
U.S. Treasury Note
0.250% 11/15/23	70,000	67,482
1.375% 11/15/31	3,670,000	3,192,327
1.875% 2/15/32	61,600,000	55,959,750
2.625% 5/31/27 (d)	60,000	58,956
3.250% 6/30/29	2,010,000	2,037,324
U.S. Treasury Strip
0.010% 5/15/49	1,450,000	623,878
		106,217,372

TOTAL U.S. TREASURY OBLIGATIONS (Cost $111,729,456)		106,217,372

TOTAL BONDS & NOTES (Cost $418,859,091)		382,172,100

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $217,980)		102,804

	Number of Shares
MUTUAL FUNDS — 0.9%
Diversified Financial Services — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	3,738,493	3,738,493

TOTAL MUTUAL FUNDS (Cost $3,738,493)		3,738,493

TOTAL LONG-TERM INVESTMENTS (Cost $422,815,564)		386,013,397

	Principal Amount
SHORT-TERM INVESTMENTS — 10.6%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (k)	$531,042	531,042

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 10.5%
United States Treasury Floating Rate Note
3 mo. Treasury money market yield - .075% 1.683% FRN 4/30/24	$13,800,000	$13,784,917
3 mo. Treasury money market yield + .029% 1.787% FRN 7/31/23	5,480,000	5,486,625
3 mo. Treasury money market yield + .035% 1.793% FRN 10/31/23	26,880,000	26,919,809
		46,191,351

TOTAL SHORT-TERM INVESTMENTS (Cost $46,729,485)		46,722,393

TOTAL INVESTMENTS — 98.6% (Cost $469,545,049) (l)		432,735,790

Less Unfunded Loan Commitments — (0.0)%		(59,420)

NET INVESTMENTS — 98.6% (Cost $469,485,629)		432,676,370

Other Assets/(Liabilities) — 1.4%		6,175,984

NET ASSETS — 100.0%		$438,852,354

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
IO	Interest Only
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2022 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $62,563,670 or 14.26% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $4,612,560 or 1.05% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $979,212 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $531,045. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 11/15/24, and an aggregate market value, including accrued interest, of $541,708.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar 1 Year Mid Curve Future	7/15/22	97.38	80	USD	19,340,000	$3,000	$16,168	$(13,168)
U.S. Treasury Note 10 Year Future	7/22/22	117.00	29	USD	3,437,406	55,735	23,863	31,872
Eurodollar Future	12/19/22	98.38	120	USD	28,893,000	6,750	67,414	(60,664)
Eurodollar Future	6/19/23	98.50	132	USD	31,866,450	27,225	51,177	(23,952)
						$92,710	$158,622	$(65,912)

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

(#) Credit Default Index Swaptions Purchased
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Sell Protection on 5-Year Credit Default Swap, 06/20/27	BNP Paribas S.A.	7/20/22	101.50	CDX.NA.HY Series 38†	Quarterly	500 bps	Quarterly	USD	2,860,000	$157	$30,888	$(30,731)
Sell Protection on 5-Year Credit Default Swap, 06/20/27	BNP Paribas S.A.	8/17/22	90.00	CDX.NA.IG Series 38†	Quarterly	100 bps	Quarterly	USD	7,800,000	9,937	28,470	(18,533)
										10,094	59,358	(49,264)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	7/22/22	118.00	36	USD	4,267,125	$(44,437)	$(16,969)	$(27,468)
U.S. Treasury Note 5 Year Future	7/22/22	111.50	28	USD	3,143,000	(30,406)	(20,514)	(9,892)
U.S. Treasury Note 5 Year Future	7/22/22	112.00	29	USD	3,255,250	(22,430)	(19,747)	(2,683)
U.S. Treasury Note 10 Year Future	8/26/22	120.00	22	USD	2,607,688	(19,937)	(8,556)	(11,381)
Eurodollar 1 Year Mid Curve Future	9/16/22	97.38	127	USD	30,702,250	(38,100)	(44,133)	6,033
Eurodollar 1 Year Mid Curve Future	9/16/22	97.50	37	USD	8,944,750	(8,787)	(6,397)	(2,390)
Eurodollar 1 Year Mid Curve Future	9/16/22	97.63	80	USD	19,340,000	(15,000)	(10,282)	(4,718)
Eurodollar Future	12/19/22	96.50	50	USD	12,038,750	(35,938)	(33,020)	(2,918)
Eurodollar Future	12/19/22	97.00	202	USD	48,636,550	(69,438)	(158,201)	88,763
Eurodollar Future	12/19/22	98.13	120	USD	28,893,000	(9,000)	(104,748)	95,748
Eurodollar Future	6/19/23	98.00	132	USD	31,866,450	(48,675)	(103,585)	54,910
3 Month SOFR Future	9/15/23	98.75	43	USD	10,429,113	(13,706)	(14,560)	854
						$(355,854)	$(540,712)	$184,858
Put
U.S. Treasury Note 5 Year Future	8/26/22	108.50	96	USD	10,776,000	$(12,000)	$(25,350)	$13,350
Eurodollar Future	12/19/22	98.13	120	USD	28,893,000	(549,750)	(94,248)	(455,502)
Eurodollar Future	6/19/23	97.00	27	USD	6,518,138	(56,194)	(5,343)	(50,851)
						$(617,944)	$(124,941)	$(493,003)
						$(973,798)	$(665,653)	$(308,145)

Credit Default Index Swaptions Written
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 06/20/27	BNP Paribas S.A.	7/20/22	94.50	CDX.NA.HY Series 38†	Quarterly	500 bps	Quarterly	USD	2,860,000	$(16,248)	$(32,103)	$15,855
Sell Protection on 5-Year Credit Default Swap, 06/20/27	BNP Paribas S.A.	8/17/22	120.00	CDX.NA.IG Series 38†	Quarterly	100 bps	Quarterly	USD	7,800,000	(16,942)	(25,896)	8,954
										(33,190)	(57,999)	24,809

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	7/19/22	BRL	4,878,228	USD	1,030,902	$(102,769)
BNP Paribas SA	7/19/22	USD	2,378,357	CAD	3,040,356	16,326
Citibank N.A.	7/19/22	CAD	15,546,746	USD	12,437,837	(359,679)
Citibank N.A.	7/19/22	IDR	23,023,950,712	USD	1,600,775	(55,521)
Citibank N.A.	7/19/22	MXN	11,364,250	USD	564,675	(984)
Citibank N.A.	7/19/22	AUD	7,486,330	USD	5,600,037	(432,191)
Citibank N.A.	7/19/22	NOK	6,477,398	EUR	680,000	(55,475)
Citibank N.A.	7/19/22	USD	1,570,535	CNH	10,055,443	68,276
Citibank N.A.	7/19/22	USD	664,711	MXN	13,730,000	(16,327)
Citibank N.A.	7/19/22	USD	2,509,001	IDR	36,701,667,922	45,766
Citibank N.A.	7/19/22	USD	260,632	EUR	249,000	(543)
Citibank N.A.	7/19/22	USD	218,701	AUD	302,000	10,229
Goldman Sachs International	7/19/22	JPY	642,474,779	USD	5,198,857	(459,815)
Goldman Sachs International	7/19/22	GBP	2,632,114	USD	3,438,831	(234,087)
Morgan Stanley & Co. LLC	7/19/22	ZAR	6,889,002	USD	465,457	(42,611)
Morgan Stanley & Co. LLC	7/19/22	NOK	5,881,301	EUR	619,000	(52,026)
Morgan Stanley & Co. LLC	7/19/22	USD	84,154	EUR	76,834	3,563
Morgan Stanley & Co. LLC	7/19/22	USD	951,744	BRL	4,878,228	23,612
Morgan Stanley & Co. LLC	7/19/22	USD	691,321	MXN	14,293,000	(17,642)
						$(1,661,898)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BOBL	9/08/22	9	$1,185,368	$(14,064)
Euro-OAT	9/08/22	16	2,393,120	(70,360)
Australia Treasury Bond 10 Year	9/15/22	36	2,975,755	(21,333)
U.S. Treasury Long Bond	9/21/22	162	22,582,564	(125,314)
U.S. Treasury Ultra Bond	9/21/22	318	49,901,122	(819,809)
U.S. Treasury Note 5 Year	9/30/22	1,877	211,548,473	(855,223)
3 Month Euribor	12/19/22	51	13,266,365	(57,322)
90 Day Eurodollar	12/19/22	289	70,675,368	(1,091,393)
90 Day Eurodollar	6/19/23	82	20,345,761	(549,936)
3 Month SOFR	9/19/23	51	12,310,245	34,943
90 Day Eurodollar	12/18/23	78	19,201,839	(305,364)
				$(3,875,175)
Short
Euro-Buxl 30 Year Bond	9/08/22	2	$(373,948)	$31,143
U.S. Treasury Note 10 Year	9/21/22	1,234	(147,901,657)	1,634,094
U.S. Treasury Ultra 10 Year	9/21/22	43	(5,511,148)	34,023
U.S. Treasury Note 2 Year	9/30/22	266	(56,243,993)	379,836
3 Month SOFR	12/20/22	49	(11,876,100)	(11,913)
90 Day Eurodollar	3/17/25	91	(22,266,417)	157,967
				$2,225,150

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 38†	1.000%	Quarterly	6/20/27	BBB+*	USD	45,459,000	$(21,002)	$612,609	$(633,611)
CDX.NA.HY Series 38†	5.000%	Quarterly	6/20/27	BB*	USD	5,930,100	(178,603)	303,315	(481,918)
							$(199,605)	$915,924	$(1,115,529)

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$(340,670)	$37,243	$(377,913)
Fixed 3.970%	Maturity	U.S. Consumer Price Index	Maturity	11/18/23	USD	3,530,000	107,304	(19,506)	126,810
Fixed 2.950%	Maturity	U.S. Consumer Price Index	Maturity	10/20/26	USD	3,480,000	129,850	(1,826)	131,676
U.S. Consumer Price Index	Maturity	Fixed 3.370%	Maturity	11/18/26	USD	3,530,000	(54,945)	55,349	(110,294)
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	11/20/26	USD	4,000,000	124,159	(9,570)	133,729
12-Month USD SOFR	Annually	Fixed 1.550%	Annually	3/04/27	USD	3,092,000	(163,943)	(4,801)	(159,142)
Fixed 0.710%	Annually	12-Month USD SOFR	Annually	5/15/27	USD	17,179,000	1,603,635	45,132	1,558,503
Fixed 1.350%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/28	USD	2,365,000	204,673	(16,352)	221,025
Fixed 1.130%	Annually	12-Month USD SOFR	Annually	8/15/28	USD	980,000	89,307	6,525	82,782
Fixed 1.220%	Annually	12-Month USD SOFR	Annually	8/15/28	USD	2,942,000	253,192	(190)	253,382
Fixed 2.850%	Annually	12-Month USD SOFR	Annually	2/15/29	USD	3,019,000	(19,319)	(3,872)	(15,447)
Fixed 1.733%	Annually	12-Month USD SOFR	Annually	10/20/31	USD	3,490,000	149,739	13,723	136,016
U.S. Consumer Price Index	Maturity	Fixed 2.770%	Maturity	10/20/31	USD	3,480,000	(91,851)	3,003	(94,854)
Fixed 2.000%	Annually	12-Month USD SOFR	Annually	3/18/32	USD	1,542,000	101,450	10,018	91,432
Fixed 0.560%	Annually	12-Month USD SOFR	Annually	7/20/45	USD	3,470,000	1,294,978	78,573	1,216,405
Fixed 0.740%	Annually	12-Month USD SOFR	Annually	8/19/45	USD	2,400,000	823,807	—	823,807
Fixed 1.729%	Annually	Fed Funds	Annually	2/15/47	USD	1,725,000	305,245	25,406	279,839
Fixed 1.630%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	594,000	144,276	(2,265)	146,541
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	2/15/47	USD	1,137,000	243,426	(29,926)	273,352
Fixed 1.630%	Annually	12-Month USD SOFR	Annually	5/15/47	USD	580,000	113,046	25,405	87,641
Fixed 1.650%	Annually	12-Month USD SOFR	Annually	8/15/47	USD	226,000	43,313	22,724	20,589
Fixed 2.500%	Annually	12-Month USD SOFR	Annually	4/21/52	USD	1,900,000	44,798	3,408	41,390
							$5,105,470	$238,201	$4,867,269

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Diversified Value Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.3%
Basic Materials — 4.8%
Chemicals — 2.7%
Celanese Corp.	3,400	$399,874
CF Industries Holdings, Inc.	32,404	2,777,995
The Chemours Co.	1,300	41,626
Dow, Inc.	13,500	696,735
DuPont de Nemours, Inc.	10,900	605,822
Eastman Chemical Co.	4,000	359,080
FMC Corp.	2,700	288,927
Huntsman Corp.	2,500	70,875
International Flavors & Fragrances, Inc.	15,972	1,902,585
LyondellBasell Industries NV Class A	6,100	533,506
The Mosaic Co.	10,800	510,084
Olin Corp.	2,800	129,584
		8,316,693
Forest Products & Paper — 0.9%
International Paper Co.	62,989	2,634,830
Iron & Steel — 0.6%
Nucor Corp.	8,600	897,926
Reliance Steel & Aluminum Co.	1,900	322,734
Steel Dynamics, Inc.	6,100	403,515
United States Steel Corp.	2,100	37,611
		1,661,786
Mining — 0.6%
Alcoa Corp.	3,400	154,972
Freeport-McMoRan, Inc.	26,900	787,094
Newmont Corp.	16,800	1,002,456
		1,944,522
		14,557,831
Communications — 5.2%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	6,500	178,945
Omnicom Group, Inc.	6,100	388,021
		566,966
Internet — 0.6%
Meta Platforms, Inc. Class A (a)	9,600	1,548,000

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NortonLifeLock, Inc.	11,700	$256,932
		1,804,932
Media — 3.1%
Comcast Corp. Class A	152,154	5,970,523
Fox Corp. Class A	9,600	308,736
News Corp. Class A	84,331	1,313,877
Nexstar Media Group, Inc. Class A	700	114,016
The Walt Disney Co. (a)	18,513	1,747,627
		9,454,779
Telecommunications — 1.3%
Cisco Systems, Inc.	94,000	4,008,160
		15,834,837
Consumer, Cyclical — 4.6%
Apparel — 0.1%
Capri Holdings Ltd. (a)	3,200	131,232
Ralph Lauren Corp.	800	71,720
Skechers U.S.A., Inc. Class A (a)	2,700	96,066
Tapestry, Inc.	4,700	143,444
		442,462
Auto Manufacturers — 0.7%
Cummins, Inc.	2,600	503,178
Ford Motor Co.	111,600	1,242,108
PACCAR, Inc.	6,400	526,976
		2,272,262
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	4,400	146,828
Lear Corp.	1,400	176,246
		323,074
Distribution & Wholesale — 0.1%
LKQ Corp.	8,600	422,174
Home Builders — 0.6%
D.R. Horton, Inc.	10,400	688,376
Lennar Corp. Class A	8,000	564,560
NVR, Inc. (a)	80	320,331
PulteGroup, Inc.	7,600	301,188
		1,874,455
Home Furnishing — 0.1%
Whirlpool Corp.	1,800	278,766
Housewares — 0.1%
Newell Brands, Inc.	7,700	146,608
Leisure Time — 0.1%
Brunswick Corp.	2,200	143,836

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Polaris, Inc.	1,100	$109,208
		253,044
Lodging — 0.5%
Boyd Gaming Corp.	1,200	59,700
Las Vegas Sands Corp. (a)	41,841	1,405,439
		1,465,139
Retail — 2.2%
AutoNation, Inc. (a)	2,500	279,400
AutoZone, Inc. (a)	600	1,289,472
BJ’s Wholesale Club Holdings, Inc. (a)	3,100	193,192
Darden Restaurants, Inc.	1,400	158,368
Lowe’s Cos., Inc.	20,900	3,650,603
Macy’s, Inc.	3,400	62,288
Penske Automotive Group, Inc.	1,900	198,911
Walgreens Boots Alliance, Inc.	19,200	727,680
		6,559,914
		14,037,898
Consumer, Non-cyclical — 26.3%
Agriculture — 2.7%
Altria Group, Inc.	41,100	1,716,747
Archer-Daniels-Midland Co.	15,800	1,226,080
Bunge Ltd.	3,800	344,622
Darling Ingredients, Inc. (a)	3,000	179,400
Philip Morris International, Inc.	49,890	4,926,138
		8,392,987
Beverages — 0.1%
Molson Coors Beverage Co. Class B	3,700	201,687
Biotechnology — 1.8%
Amgen, Inc.	9,900	2,408,670
Gilead Sciences, Inc.	26,500	1,637,965
Regeneron Pharmaceuticals, Inc. (a)	2,400	1,418,712
		5,465,347
Commercial Services — 0.4%
AMERCO	600	286,938
Robert Half International, Inc.	900	67,401
Service Corp. International	5,100	352,512
United Rentals, Inc. (a)	1,700	412,947
		1,119,798
Food — 3.0%
Campbell Soup Co.	3,500	168,175
Conagra Brands, Inc.	82,753	2,833,463
General Mills, Inc.	13,500	1,018,575
Ingredion, Inc.	500	44,080
The J.M. Smucker Co.	2,500	320,025
Kellogg Co.	7,100	506,514
The Kraft Heinz Co.	27,300	1,041,222

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Kroger Co.	16,600	$785,678
Tyson Foods, Inc. Class A	29,635	2,550,388
		9,268,120
Health Care – Products — 0.7%
Henry Schein, Inc. (a)	3,100	237,894
Hologic, Inc. (a)	5,400	374,220
Medtronic PLC	15,828	1,420,563
		2,032,677
Health Care – Services — 4.1%
Centene Corp. (a)	12,200	1,032,242
DaVita, Inc. (a)	3,300	263,868
Elevance Health, Inc.	16,860	8,136,299
HCA Healthcare, Inc.	9,700	1,630,182
Laboratory Corp. of America Holdings	2,800	656,208
Quest Diagnostics, Inc.	3,900	518,622
Universal Health Services, Inc. Class B	2,200	221,562
		12,458,983
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	21,147	2,858,017
Pharmaceuticals — 12.6%
AbbVie, Inc.	60,994	9,341,841
AmerisourceBergen Corp.	5,700	806,436
Becton Dickinson and Co.	15,538	3,830,583
Bristol-Myers Squibb Co.	39,500	3,041,500
Cardinal Health, Inc.	5,100	266,577
Cigna Corp.	7,800	2,055,456
CVS Health Corp.	47,504	4,401,721
McKesson Corp.	4,700	1,533,187
Merck & Co., Inc.	56,500	5,151,105
Pfizer, Inc.	104,000	5,452,720
Sanofi ADR	52,310	2,617,069
		38,498,195
		80,295,811
Energy — 7.6%
Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	2,400	163,512
Oil & Gas — 7.1%
APA Corp.	7,500	261,750
Chevron Corp.	14,900	2,157,222
EOG Resources, Inc.	29,439	3,251,243
Exxon Mobil Corp.	94,500	8,092,980
Marathon Oil Corp.	16,400	368,672
Ovintiv, Inc.	5,600	247,464
TotalEnergies SE	94,455	4,978,910
TotalEnergies SE Sponsored ADR	28,259	1,487,554
Valero Energy Corp.	9,100	967,148
		21,812,943

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.4%
Kinder Morgan, Inc.	50,600	$848,056
ONEOK, Inc.	9,400	521,700
		1,369,756
		23,346,211
Financial — 22.8%
Banks — 12.1%
Bank of America Corp.	190,500	5,930,265
The Bank of New York Mellon Corp.	19,700	821,687
Comerica, Inc.	3,100	227,478
Commerce Bancshares, Inc.	2,800	183,820
Cullen/Frost Bankers, Inc.	1,200	139,740
East West Bancorp, Inc.	3,200	207,360
Fifth Third Bancorp	61,564	2,068,551
First Horizon Corp.	9,100	198,926
The Goldman Sachs Group, Inc.	14,411	4,280,355
Huntington Bancshares, Inc.	158,535	1,907,176
JP Morgan Chase & Co.	61,600	6,936,776
KeyCorp.	21,800	375,614
Morgan Stanley	21,700	1,650,502
Northern Trust Corp.	4,700	453,456
Pinnacle Financial Partners, Inc.	800	57,848
The PNC Financial Services Group, Inc.	9,400	1,483,038
Prosperity Bancshares, Inc.	1,700	116,059
Regions Financial Corp.	21,400	401,250
State Street Corp.	20,509	1,264,380
Synovus Financial Corp.	1,400	50,470
Truist Financial Corp.	29,800	1,413,414
US Bancorp	33,300	1,532,466
Wells Fargo & Co.	131,689	5,158,258
Zions Bancorp NA	3,700	188,330
		37,047,219
Diversified Financial Services — 1.4%
Ally Financial, Inc.	8,200	274,782
American Express Co.	17,200	2,384,264
Ameriprise Financial, Inc.	2,600	617,968
Credit Acceptance Corp. (a) (b)	400	189,364
Discover Financial Services	6,500	614,770
SEI Investments Co.	3,300	178,266
The Western Union Co.	7,200	118,584
		4,377,998
Insurance — 7.7%
Aflac, Inc.	15,500	857,615
The Allstate Corp.	6,800	861,764
American Financial Group, Inc.	2,000	277,620
American International Group, Inc.	68,271	3,490,696
Arch Capital Group Ltd. (a)	8,800	400,312
Assurant, Inc.	1,400	241,990
Chubb Ltd.	23,219	4,564,391
Cincinnati Financial Corp.	3,700	440,226
Equitable Holdings, Inc.	82,265	2,144,649

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Everest Re Group Ltd.	1,100	$308,308
Fidelity National Financial, Inc.	6,300	232,848
First American Financial Corp.	2,500	132,300
Globe Life, Inc.	2,100	204,687
The Hartford Financial Services Group, Inc.	8,000	523,440
Lincoln National Corp.	4,400	205,788
Loews Corp.	36,634	2,170,931
Markel Corp. (a)	340	439,705
MetLife, Inc.	20,000	1,255,800
Old Republic International Corp.	4,700	105,092
Principal Financial Group, Inc.	6,100	407,419
Prudential Financial, Inc.	8,900	851,552
Reinsurance Group of America, Inc.	1,200	140,748
RenaissanceRe Holdings Ltd.	1,000	156,370
The Travelers Cos., Inc.	10,400	1,758,952
Unum Group	3,700	125,874
Voya Financial, Inc.	3,000	178,590
W.R. Berkley Corp.	6,100	416,386
Willis Towers Watson PLC	2,900	572,431
		23,466,484
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	3,900	287,079
Jones Lang LaSalle, Inc. (a)	1,500	262,290
		549,369
Real Estate Investment Trusts (REITS) — 1.4%
Equity Residential	34,317	2,478,374
Weyerhaeuser Co.	49,638	1,644,010
		4,122,384
		69,563,454
Industrial — 10.7%
Aerospace & Defense — 3.9%
The Boeing Co. (a)	7,801	1,066,553
General Dynamics Corp.	8,200	1,814,250
L3 Harris Technologies, Inc.	19,597	4,736,595
Lockheed Martin Corp.	5,900	2,536,764
Northrop Grumman Corp.	3,600	1,722,852
		11,877,014
Building Materials — 0.3%
Builders FirstSource, Inc. (a)	3,200	171,840
Masco Corp.	7,600	384,560
Owens Corning	3,100	230,361
		786,761
Electronics — 0.2%
Arrow Electronics, Inc. (a)	2,200	246,598
Jabil, Inc.	4,400	225,324
Sensata Technologies Holding PLC	3,200	132,192
		604,114

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,600	$315,248
Machinery – Construction & Mining — 0.0%
Oshkosh Corp.	1,400	114,996
Machinery – Diversified — 0.8%
AGCO Corp.	1,400	138,180
Deere & Co.	7,000	2,096,290
Dover Corp.	2,700	327,564
		2,562,034
Miscellaneous - Manufacturing — 1.8%
General Electric Co.	68,178	4,340,893
Parker-Hannifin Corp.	2,900	713,545
Textron, Inc.	6,600	403,062
		5,457,500
Packaging & Containers — 0.6%
Amcor PLC	44,600	554,378
Berry Global Group, Inc. (a)	2,600	142,064
Crown Holdings, Inc.	3,900	359,463
Packaging Corp. of America	2,700	371,250
Sealed Air Corp.	4,500	259,740
WestRock Co.	4,700	187,248
		1,874,143
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	900	196,038
Transportation — 2.9%
C.H. Robinson Worldwide, Inc.	2,800	283,836
Expeditors International of Washington, Inc.	3,600	350,856
FedEx Corp.	4,800	1,088,208
Knight-Swift Transportation Holdings, Inc.	3,800	175,902
United Parcel Service, Inc. Class B	39,086	7,134,758
		9,033,560
		32,821,408
Technology — 8.4%
Computers — 1.8%
CACI International, Inc. Class A (a)	400	112,712
Dell Technologies, Inc.	4,900	226,429
DXC Technology Co. (a)	4,300	130,333
Genpact Ltd.	5,500	232,980
Hewlett Packard Enterprise Co.	37,000	490,620
HP, Inc.	36,900	1,209,582
International Business Machines Corp.	18,900	2,668,491
Leidos Holdings, Inc.	2,500	251,775
NetApp, Inc.	2,700	176,148
		5,499,070

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.3%
Applied Materials, Inc.	7,000	$636,860
KLA Corp.	1,900	606,252
Lam Research Corp.	1,100	468,765
Micron Technology, Inc.	20,700	1,144,296
QUALCOMM, Inc.	54,420	6,951,611
Teradyne, Inc.	3,000	268,650
		10,076,434
Software — 3.3%
Fiserv, Inc. (a)	12,000	1,067,640
Microsoft Corp.	12,391	3,182,380
Oracle Corp.	84,200	5,883,054
		10,133,074
		25,708,578
Utilities — 6.9%
Electric — 6.6%
Alliant Energy Corp.	5,700	334,077
Dominion Energy, Inc.	18,000	1,436,580
Duke Energy Corp.	14,300	1,533,103
Edison International	8,100	512,244
Entergy Corp.	4,600	518,144
Evergy, Inc.	5,200	339,300
Eversource Energy	7,200	608,184
Exelon Corp.	27,900	1,264,428
NRG Energy, Inc.	5,100	194,667
OGE Energy Corp.	3,700	142,672
Pinnacle West Capital Corp.	2,100	153,552
PPL Corp.	15,900	431,367
Public Service Enterprise Group, Inc.	15,100	955,528
Sempra Energy	32,971	4,954,552
The Southern Co.	93,805	6,689,235
Vistra Corp.	10,200	233,070
		20,300,703
Gas — 0.3%
National Fuel Gas Co.	1,700	112,285
NiSource, Inc.	25,786	760,429
		872,714
		21,173,417

TOTAL COMMON STOCK (Cost $263,522,781)		297,339,445

PREFERRED STOCK — 1.0%
Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Volkswagen AG 2.560%	9,942	1,327,605

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 0.2%
Pharmaceuticals — 0.2%
Becton Dickinson and Co. Convertible 6.000% (b)	8,676	$429,115
Utilities — 0.4%
Electric — 0.2%
The Southern Co. Convertible 6.750%	13,785	730,329
Gas — 0.2%
NiSource, Inc. 7.750% (b)	4,836	549,950
		1,280,279

TOTAL PREFERRED STOCK (Cost $3,846,836)		3,036,999

TOTAL EQUITIES (Cost $267,369,617)		300,376,444

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
iShares Russell 1000 Value ETF	15,400	2,232,538
State Street Navigator Securities Lending Government Money Market Portfolio (c)	968,205	968,205
		3,200,743

TOTAL MUTUAL FUNDS (Cost $3,175,935)		3,200,743

TOTAL LONG-TERM INVESTMENTS (Cost $270,545,552)		303,577,187

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	104	104
	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (d)	$3,724,863	3,724,863

TOTAL SHORT-TERM INVESTMENTS (Cost $3,724,967)		3,724,967

TOTAL INVESTMENTS — 100.5% (Cost $274,270,519) (e)		307,302,154

Other Assets/(Liabilities) — (0.5)%		(1,607,389)

NET ASSETS — 100.0%		$305,694,765

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $948,928 or 0.31% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $3,724,888. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $3,799,439.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Value Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 5.2%
Chemicals — 5.2%
Air Products & Chemicals, Inc.	26,366	$6,340,496
Axalta Coating Systems Ltd. (a)	146,610	3,241,547
DuPont de Nemours, Inc.	125,545	6,977,791
Element Solutions, Inc.	95,580	1,701,324
International Flavors & Fragrances, Inc.	49,886	5,942,420
Olin Corp.	25,165	1,164,636
		25,368,214
		25,368,214
Communications — 5.2%
Internet — 1.9%
Alphabet, Inc. Class A (a)	2,787	6,073,598
Meta Platforms, Inc. Class A (a)	18,441	2,973,611
		9,047,209
Media — 1.1%
Altice USA, Inc. Class A (a)	75,848	701,594
Comcast Corp. Class A	120,621	4,733,168
		5,434,762
Telecommunications — 2.2%
Cisco Systems, Inc.	104,408	4,451,957
T-Mobile US, Inc. (a)	47,976	6,454,691
		10,906,648
		25,388,619
Consumer, Cyclical — 6.0%
Distribution & Wholesale — 0.4%
LKQ Corp.	35,781	1,756,489
Entertainment — 0.5%
Marriott Vacations Worldwide Corp.	10,184	1,183,381
SeaWorld Entertainment, Inc. (a)	32,244	1,424,540
		2,607,921
Food Services — 0.4%
Aramark	59,759	1,830,418

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.3%
Sony Group Corp. Sponsored ADR	16,645	$1,361,062
Lodging — 0.6%
Las Vegas Sands Corp. (a)	58,905	1,978,619
MGM Resorts International	36,072	1,044,284
		3,022,903
Retail — 3.8%
Advance Auto Parts, Inc.	20,704	3,583,655
AutoZone, Inc. (a)	3,204	6,885,781
Dollar General Corp.	9,920	2,434,765
Lithia Motors, Inc.	4,678	1,285,561
Lowe’s Cos., Inc.	12,052	2,105,123
Restaurant Brands International, Inc.	17,495	877,374
The TJX Cos., Inc.	23,913	1,335,541
		18,507,800
		29,086,593
Consumer, Non-cyclical — 30.3%
Agriculture — 1.4%
Philip Morris International, Inc.	68,229	6,736,932
Beverages — 3.1%
Coca-Cola Europacific Partners PLC	166,665	8,601,581
Keurig Dr Pepper, Inc.	126,631	4,481,471
Molson Coors Beverage Co. Class B	40,043	2,182,744
		15,265,796
Biotechnology — 0.2%
Corteva, Inc.	17,402	942,144
Commercial Services — 1.4%
FleetCor Technologies, Inc. (a)	9,824	2,064,121
Global Payments, Inc.	19,349	2,140,773
PROG Holdings, Inc. (a)	25,871	426,872
United Rentals, Inc. (a)	8,519	2,069,350
		6,701,116
Cosmetics & Personal Care — 1.6%
The Procter & Gamble Co.	54,439	7,827,784
Food — 0.4%
US Foods Holding Corp. (a)	58,240	1,786,803
Health Care – Products — 2.5%
Avantor, Inc. (a)	88,801	2,761,711
Envista Holdings Corp. (a)	38,497	1,483,674
Hologic, Inc. (a)	22,437	1,554,884
LivaNova PLC (a)	21,474	1,341,481
Medtronic PLC	56,716	5,090,261
		12,232,011

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 5.7%
Centene Corp. (a)	53,815	$4,553,287
Elevance Health, Inc.	6,023	2,906,579
Humana, Inc.	7,748	3,626,607
ICON PLC (a)	11,436	2,478,181
UnitedHealth Group, Inc.	27,073	13,905,505
		27,470,159
Pharmaceuticals — 14.0%
AbbVie, Inc.	28,562	4,374,556
AmerisourceBergen Corp.	17,349	2,454,537
Becton Dickinson and Co.	10,509	2,590,784
Bristol-Myers Squibb Co.	46,027	3,544,079
Cigna Corp.	41,322	10,889,173
CVS Health Corp.	106,450	9,863,657
Johnson & Johnson	67,872	12,047,959
McKesson Corp.	5,284	1,723,694
Merck & Co., Inc.	99,105	9,035,403
Novartis AG Sponsored ADR	27,065	2,287,804
Perrigo Co. PLC	101,743	4,127,713
Sanofi ADR	101,682	5,087,150
		68,026,509
		146,989,254
Energy — 10.1%
Oil & Gas — 8.6%
Canadian Natural Resources Ltd.	61,791	3,316,941
Cenovus Energy, Inc.	119,182	2,265,650
ConocoPhillips	84,420	7,581,760
Devon Energy Corp.	40,666	2,241,103
EOG Resources, Inc.	17,516	1,934,467
Hess Corp.	55,764	5,907,638
Marathon Petroleum Corp.	49,042	4,031,743
Phillips 66	76,978	6,311,426
Pioneer Natural Resources Co.	30,150	6,725,862
Valero Energy Corp.	12,600	1,339,128
		41,655,718
Oil & Gas Services — 0.8%
Halliburton Co.	34,261	1,074,425
Schlumberger NV	78,263	2,798,685
		3,873,110
Pipelines — 0.7%
Enbridge, Inc.	84,673	3,578,281
		49,107,109
Financial — 17.2%
Banks — 8.0%
Bank of America Corp.	111,197	3,461,563
The Goldman Sachs Group, Inc.	9,109	2,705,555
JP Morgan Chase & Co.	83,329	9,383,679

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
M&T Bank Corp.	15,085	$2,404,398
Northern Trust Corp.	43,370	4,184,337
Truist Financial Corp.	49,246	2,335,738
US Bancorp	91,404	4,206,412
Wells Fargo & Co.	256,671	10,053,803
		38,735,485
Diversified Financial Services — 1.4%
AerCap Holdings NV (a)	29,350	1,201,589
American Express Co.	8,025	1,112,425
Capital One Financial Corp.	13,141	1,369,161
The Charles Schwab Corp.	50,143	3,168,035
		6,851,210
Insurance — 5.9%
The Allstate Corp.	40,566	5,140,929
American International Group, Inc.	42,097	2,152,420
Axis Capital Holdings Ltd.	26,716	1,525,216
Berkshire Hathaway, Inc. Class B (a)	25,678	7,010,608
Chubb Ltd.	43,726	8,595,657
Everest Re Group Ltd.	7,066	1,980,459
Willis Towers Watson PLC	9,970	1,967,978
		28,373,267
Real Estate — 0.2%
The Howard Hughes Corp. (a)	14,789	1,006,391
Real Estate Investment Trusts (REITS) — 1.7%
American Campus Communities, Inc.	29,774	1,919,530
Corporate Office Properties Trust	131,024	3,431,519
VICI Properties, Inc.	99,666	2,969,050
		8,320,099
		83,286,452
Industrial — 11.5%
Aerospace & Defense — 3.1%
General Dynamics Corp.	26,269	5,812,016
Howmet Aerospace, Inc.	83,258	2,618,464
Raytheon Technologies Corp.	71,076	6,831,115
		15,261,595
Building Materials — 1.1%
CRH PLC Sponsored ADR (b)	50,192	1,747,686
MDU Resources Group, Inc.	65,793	1,775,753
Mohawk Industries, Inc. (a)	15,901	1,973,155
		5,496,594
Electronics — 0.4%
Allegion PLC	10,912	1,068,285
Fortive Corp.	15,813	859,911
		1,928,196

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.7%
AECOM	28,642	$1,868,031
Jacobs Engineering Group, Inc.	11,093	1,410,253
		3,278,284
Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	40,378	4,234,037
Machinery – Construction & Mining — 1.1%
BWX Technologies, Inc.	38,500	2,120,965
Caterpillar, Inc.	10,024	1,791,890
Vertiv Holdings Co.	183,968	1,512,217
		5,425,072
Machinery – Diversified — 2.8%
Deere & Co.	26,651	7,981,175
Dover Corp.	8,881	1,077,443
The Middleby Corp. (a)	6,216	779,238
Otis Worldwide Corp.	32,585	2,302,782
Westinghouse Air Brake Technologies Corp.	16,907	1,387,726
		13,528,364
Miscellaneous - Manufacturing — 0.5%
Eaton Corp. PLC	20,072	2,528,871
Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	13,806	2,174,031
Union Pacific Corp.	9,927	2,117,230
		4,291,261
		55,972,274
Technology — 8.8%
Computers — 1.5%
Cognizant Technology Solutions Corp. Class A	76,240	5,145,438
Leidos Holdings, Inc.	21,171	2,132,131
		7,277,569
Semiconductors — 4.0%
Applied Materials, Inc.	22,396	2,037,588
Broadcom, Inc.	3,683	1,789,238
KLA Corp.	4,019	1,282,383
Lam Research Corp.	2,513	1,070,915
Microchip Technology, Inc.	46,864	2,721,861
Micron Technology, Inc.	41,983	2,320,820
NXP Semiconductor NV	7,514	1,112,298
Qorvo, Inc. (a)	17,077	1,610,703
QUALCOMM, Inc.	43,184	5,516,324
		19,462,130
Software — 3.3%
Activision Blizzard, Inc.	26,775	2,084,701
Electronic Arts, Inc.	17,474	2,125,712

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	58,828	$5,392,763
Oracle Corp.	62,712	4,381,687
SS&C Technologies Holdings, Inc	32,022	1,859,518
		15,844,381
		42,584,080
Utilities — 3.9%
Electric — 3.9%
CenterPoint Energy, Inc.	154,686	4,575,612
Dominion Energy, Inc.	34,100	2,721,521
Entergy Corp.	42,824	4,823,695
Exelon Corp.	43,315	1,963,036
Pinnacle West Capital Corp.	69,189	5,059,100
		19,142,964
		19,142,964

TOTAL COMMON STOCK (Cost $416,472,632)		476,925,559

TOTAL EQUITIES (Cost $416,472,632)		476,925,559

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	303,875	303,875

TOTAL MUTUAL FUNDS (Cost $303,875)		303,875

TOTAL LONG-TERM INVESTMENTS (Cost $416,776,507)		477,229,434

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (d)	$7,846,361	7,846,361

TOTAL SHORT-TERM INVESTMENTS (Cost $7,846,361)		7,846,361

TOTAL INVESTMENTS — 99.9% (Cost $424,622,868) (e)		485,075,795

Other Assets/(Liabilities) — 0.1%		535,060

NET ASSETS — 100.0%		$485,610,855

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $1,434,597 or 0.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,165,429 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $7,846,413. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $8,003,435.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 2.1%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	17,103	$4,112,929
Albemarle Corp.	9,014	1,883,746
Celanese Corp.	8,277	973,458
CF Industries Holdings, Inc.	15,901	1,363,193
Dow, Inc.	55,838	2,881,799
DuPont de Nemours, Inc.	38,814	2,157,282
Eastman Chemical Co.	9,914	889,980
Ecolab, Inc.	19,207	2,953,268
FMC Corp.	9,692	1,037,141
International Flavors & Fragrances, Inc.	19,626	2,337,849
Linde PLC	38,753	11,142,650
LyondellBasell Industries NV Class A	19,721	1,724,799
The Mosaic Co.	27,512	1,299,392
PPG Industries, Inc.	18,280	2,090,135
The Sherwin-Williams Co.	18,355	4,109,868
		40,957,489
Forest Products & Paper — 0.1%
International Paper Co.	28,886	1,208,301
Iron & Steel — 0.1%
Nucor Corp.	20,484	2,138,735
Mining — 0.3%
Freeport-McMoRan, Inc.	111,621	3,266,030
Newmont Corp.	60,747	3,624,774
		6,890,804
		51,195,329
Communications — 12.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	30,475	838,977
Omnicom Group, Inc.	16,030	1,019,668
		1,858,645
Internet — 8.8%
Alphabet, Inc. Class A (a)	23,124	50,393,208
Alphabet, Inc. Class C (a)	21,206	46,387,065
Amazon.com, Inc. (a)	672,594	71,436,209
Booking Holdings, Inc. (a)	3,124	5,463,845
CDW Corp.	10,284	1,620,347
eBay, Inc.	43,368	1,807,144

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a)	9,872	$722,729
Expedia Group, Inc. (a)	11,705	1,109,985
F5, Inc. (a)	4,708	720,512
Match Group, Inc. (a)	22,181	1,545,794
Meta Platforms, Inc. Class A (a)	176,301	28,428,536
Netflix, Inc. (a)	34,214	5,983,002
NortonLifeLock, Inc.	45,310	995,008
Twitter, Inc. (a)	58,690	2,194,419
VeriSign, Inc. (a)	7,223	1,208,625
		220,016,428
Media — 1.5%
Charter Communications, Inc. Class A (a)	8,943	4,190,064
Comcast Corp. Class A	343,855	13,492,870
DISH Network Corp. Class A (a)	19,303	346,103
FactSet Research Systems, Inc.	2,899	1,114,868
Fox Corp. Class A	24,129	775,989
Fox Corp. Class B	11,061	328,512
News Corp. Class A	29,738	463,318
News Corp. Class B	9,628	152,989
Paramount Global Class B	47,308	1,167,562
The Walt Disney Co. (a)	139,868	13,203,539
Warner Bros Discovery, Inc. (a)	170,258	2,284,862
		37,520,676
Telecommunications — 2.2%
Arista Networks, Inc. (a)	17,227	1,614,859
AT&T, Inc.	550,543	11,539,381
Cisco Systems, Inc.	319,791	13,635,888
Corning, Inc.	58,970	1,858,145
Juniper Networks, Inc.	25,113	715,721
Lumen Technologies, Inc. (b)	71,717	782,432
Motorola Solutions, Inc.	12,778	2,678,269
T-Mobile US, Inc. (a)	45,248	6,087,666
Verizon Communications, Inc.	322,706	16,377,329
		55,289,690
		314,685,439
Consumer, Cyclical — 9.0%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	10,017	401,181
American Airlines Group, Inc. (a)	50,111	635,407
Delta Air Lines, Inc. (a)	49,513	1,434,392
Southwest Airlines Co. (a)	45,372	1,638,837
United Airlines Holdings, Inc. (a)	25,575	905,866
		5,015,683
Apparel — 0.5%
NIKE, Inc. Class B	97,702	9,985,144
PVH Corp.	5,423	308,569
Ralph Lauren Corp.	3,586	321,485
Tapestry, Inc.	18,890	576,523

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	24,707	$1,091,308
		12,283,029
Auto Manufacturers — 2.2%
Cummins, Inc.	10,762	2,082,770
Ford Motor Co.	303,261	3,375,295
General Motors Co. (a)	111,972	3,556,231
PACCAR, Inc.	26,771	2,204,324
Tesla, Inc. (a)	64,534	43,458,486
		54,677,106
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	20,839	1,856,130
BorgWarner, Inc.	18,595	620,515
		2,476,645
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	16,387	1,780,611
Fastenal Co.	44,278	2,210,358
LKQ Corp.	19,654	964,815
Pool Corp.	3,071	1,078,627
W.W. Grainger, Inc.	3,321	1,509,162
		7,543,573
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	16,569	634,593
Live Nation Entertainment, Inc. (a)	10,347	854,455
Penn National Gaming, Inc. (a)	13,058	397,224
		1,886,272
Home Builders — 0.2%
D.R. Horton, Inc.	24,603	1,628,473
Lennar Corp. Class A	19,635	1,385,642
NVR, Inc. (a)	242	969,002
PulteGroup, Inc.	17,956	711,596
		4,694,713
Home Furnishing — 0.0%
Whirlpool Corp.	4,307	667,025
Housewares — 0.0%
Newell Brands, Inc.	28,816	548,657
Leisure Time — 0.1%
Carnival Corp. (a) (b)	63,447	548,817
Norwegian Cruise Line Holdings Ltd. (a)	33,614	373,788
Royal Caribbean Cruises Ltd. (a)	17,608	614,695
		1,537,300
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	21,346	2,378,798
Las Vegas Sands Corp. (a)	26,229	881,032
Marriott International, Inc. Class A	21,249	2,890,077
MGM Resorts International	26,617	770,562

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd. (a)	8,327	$474,472
		7,394,941
Retail — 5.0%
Advance Auto Parts, Inc.	4,767	825,120
AutoZone, Inc. (a)	1,535	3,298,899
Bath & Body Works, Inc.	18,136	488,221
Best Buy Co., Inc.	15,580	1,015,660
CarMax, Inc. (a)	12,382	1,120,323
Chipotle Mexican Grill, Inc. (a)	2,136	2,792,307
Costco Wholesale Corp.	34,085	16,336,259
Darden Restaurants, Inc.	9,443	1,068,192
Dollar General Corp.	17,652	4,332,507
Dollar Tree, Inc. (a)	17,333	2,701,348
Domino’s Pizza, Inc.	2,780	1,083,394
Genuine Parts Co.	10,757	1,430,681
The Home Depot, Inc.	79,477	21,798,157
Lowe’s Cos., Inc.	50,849	8,881,795
McDonald’s Corp.	56,933	14,055,619
O’Reilly Automotive, Inc. (a)	5,082	3,210,604
Ross Stores, Inc.	27,143	1,906,253
Starbucks Corp.	87,998	6,722,167
Target Corp.	35,538	5,019,032
The TJX Cos., Inc.	90,591	5,059,507
Tractor Supply Co.	8,515	1,650,633
Ulta Beauty, Inc. (a)	4,030	1,553,485
Walgreens Boots Alliance, Inc.	55,193	2,091,815
Walmart, Inc.	108,042	13,135,746
Yum! Brands, Inc.	21,807	2,475,313
		124,053,037
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	10,017	820,192
		223,598,173
Consumer, Non-cyclical — 22.2%
Agriculture — 0.8%
Altria Group, Inc.	139,374	5,821,652
Archer-Daniels-Midland Co.	43,125	3,346,500
Philip Morris International, Inc.	119,007	11,750,751
		20,918,903
Beverages — 1.9%
Brown-Forman Corp. Class B	13,997	982,030
The Coca-Cola Co.	299,738	18,856,518
Constellation Brands, Inc. Class A	12,440	2,899,266
Keurig Dr Pepper, Inc.	57,208	2,024,591
Molson Coors Beverage Co. Class B	14,420	786,034
Monster Beverage Corp. (a)	28,905	2,679,493
PepsiCo, Inc.	106,392	17,731,291
		45,959,223
Biotechnology — 1.6%
Amgen, Inc.	41,146	10,010,822

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	1,649	$816,255
Biogen, Inc. (a)	11,317	2,307,989
Corteva, Inc.	55,333	2,995,729
Gilead Sciences, Inc.	96,145	5,942,722
Illumina, Inc. (a)	12,029	2,217,666
Incyte Corp. (a)	14,430	1,096,247
Moderna, Inc. (a)	26,646	3,806,381
Regeneron Pharmaceuticals, Inc. (a)	8,336	4,927,660
Vertex Pharmaceuticals, Inc. (a)	19,623	5,529,565
		39,651,036
Commercial Services — 1.7%
Automatic Data Processing, Inc.	32,128	6,748,165
Cintas Corp.	6,656	2,486,216
Equifax, Inc.	9,378	1,714,111
FleetCor Technologies, Inc. (a)	6,021	1,265,072
Gartner, Inc. (a)	6,191	1,497,170
Global Payments, Inc.	21,494	2,378,096
MarketAxess Holdings, Inc.	2,963	758,558
Moody’s Corp.	12,276	3,338,704
Nielsen Holdings PLC	27,934	648,627
PayPal Holdings, Inc. (a)	89,034	6,218,135
Quanta Services, Inc.	11,109	1,392,402
Robert Half International, Inc.	8,526	638,512
Rollins, Inc.	17,616	615,151
S&P Global, Inc.	26,741	9,013,321
United Rentals, Inc. (a)	5,454	1,324,831
Verisk Analytics, Inc.	12,091	2,092,831
		42,129,902
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	64,386	5,159,894
The Estee Lauder Cos., Inc. Class A	17,752	4,520,902
The Procter & Gamble Co.	184,496	26,528,680
		36,209,476
Food — 1.2%
Campbell Soup Co.	15,622	750,637
Conagra Brands, Inc.	36,711	1,256,985
General Mills, Inc.	46,405	3,501,257
The Hershey Co.	11,177	2,404,843
Hormel Foods Corp.	21,634	1,024,586
The J.M. Smucker Co.	8,305	1,063,123
Kellogg Co.	19,230	1,371,868
The Kraft Heinz Co.	54,631	2,083,626
The Kroger Co.	50,608	2,395,277
Lamb Weston Holdings, Inc.	11,302	807,641
McCormick & Co., Inc.	19,034	1,584,581
Mondelez International, Inc. Class A	106,155	6,591,164
Sysco Corp.	39,125	3,314,279
Tyson Foods, Inc. Class A	22,460	1,932,908
		30,082,775
Health Care – Products — 3.8%
Abbott Laboratories	134,787	14,644,608
ABIOMED, Inc. (a)	3,479	861,087

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Align Technology, Inc. (a)	5,564	$1,316,832
Baxter International, Inc.	38,523	2,474,332
Bio-Techne Corp.	3,009	1,043,040
Boston Scientific Corp. (a)	109,630	4,085,910
The Cooper Cos., Inc.	3,777	1,182,654
Danaher Corp.	49,823	12,631,127
Edwards Lifesciences Corp. (a)	47,611	4,527,330
Henry Schein, Inc. (a)	10,619	814,902
Hologic, Inc. (a)	18,922	1,311,295
IDEXX Laboratories, Inc. (a)	6,408	2,247,478
Intuitive Surgical, Inc. (a)	27,526	5,524,743
Medtronic PLC	103,055	9,249,186
PerkinElmer, Inc.	9,577	1,362,041
ResMed, Inc.	11,252	2,358,757
Steris PLC	7,778	1,603,435
Stryker Corp.	25,828	5,137,964
Teleflex, Inc.	3,573	878,422
Thermo Fisher Scientific, Inc.	30,131	16,369,570
Waters Corp. (a)	4,600	1,522,508
West Pharmaceutical Services, Inc.	5,636	1,704,157
Zimmer Biomet Holdings, Inc.	16,239	1,706,069
		94,557,447
Health Care – Services — 2.7%
Catalent, Inc. (a)	13,615	1,460,753
Centene Corp. (a)	44,930	3,801,527
Charles River Laboratories International, Inc. (a)	3,927	840,260
DaVita, Inc. (a)	4,464	356,942
Elevance Health, Inc.	18,573	8,962,958
HCA Healthcare, Inc.	17,588	2,955,839
Humana, Inc.	9,765	4,570,704
IQVIA Holdings, Inc. (a)	14,468	3,139,411
Laboratory Corp. of America Holdings	7,049	1,652,004
Molina Healthcare, Inc. (a)	4,471	1,250,136
Quest Diagnostics, Inc.	9,112	1,211,714
UnitedHealth Group, Inc.	72,170	37,068,677
Universal Health Services, Inc. Class B	5,167	520,369
		67,791,294
Household Products & Wares — 0.3%
Avery Dennison Corp.	6,329	1,024,475
Church & Dwight Co., Inc.	18,819	1,743,769
The Clorox Co.	9,579	1,350,447
Kimberly-Clark Corp.	25,960	3,508,494
		7,627,185
Pharmaceuticals — 6.7%
AbbVie, Inc.	135,916	20,816,894
AmerisourceBergen Corp.	11,475	1,623,483
Becton Dickinson and Co.	21,948	5,410,840
Bristol-Myers Squibb Co.	163,931	12,622,687
Cardinal Health, Inc.	21,181	1,107,131
Cigna Corp.	24,463	6,446,490
CVS Health Corp.	100,634	9,324,746
Dentsply Sirona, Inc.	16,677	595,869
DexCom, Inc. (a)	30,419	2,267,128

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	60,694	$19,678,816
Johnson & Johnson	202,420	35,931,574
McKesson Corp.	11,232	3,663,991
Merck & Co., Inc.	194,227	17,707,676
Organon & Co.	19,199	647,966
Pfizer, Inc.	431,741	22,636,181
Viatris, Inc.	92,725	970,831
Zoetis, Inc.	36,137	6,211,589
		167,663,892
		552,591,133
Energy — 4.4%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	10,312	2,013,315
SolarEdge Technologies, Inc. (a)	4,299	1,176,550
		3,189,865
Oil & Gas — 3.7%
APA Corp.	25,986	906,911
Chevron Corp.	151,123	21,879,588
ConocoPhillips	99,556	8,941,124
Coterra Energy, Inc.	61,395	1,583,377
Devon Energy Corp.	47,197	2,601,027
Diamondback Energy, Inc.	12,751	1,544,784
EOG Resources, Inc.	45,097	4,980,513
Exxon Mobil Corp.	324,068	27,753,184
Hess Corp.	21,236	2,249,742
Marathon Oil Corp.	54,647	1,228,465
Marathon Petroleum Corp.	41,769	3,433,829
Occidental Petroleum Corp.	68,680	4,043,878
Phillips 66	37,129	3,044,207
Pioneer Natural Resources Co.	17,290	3,857,053
Valero Energy Corp.	31,243	3,320,506
		91,368,188
Oil & Gas Services — 0.3%
Baker Hughes Co.	71,740	2,071,134
Halliburton Co.	69,267	2,172,213
Schlumberger NV	109,090	3,901,058
		8,144,405
Pipelines — 0.3%
Kinder Morgan, Inc.	150,042	2,514,704
ONEOK, Inc.	34,149	1,895,270
The Williams Cos., Inc.	93,391	2,914,733
		7,324,707
		110,027,165
Financial — 14.7%
Banks — 4.5%
Bank of America Corp.	544,878	16,962,052
The Bank of New York Mellon Corp.	56,948	2,375,301

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	149,286	$6,865,663
Citizens Financial Group, Inc.	37,238	1,329,024
Comerica, Inc.	10,130	743,340
Fifth Third Bancorp	52,352	1,759,027
First Republic Bank	13,758	1,983,904
The Goldman Sachs Group, Inc.	26,465	7,860,634
Huntington Bancshares, Inc.	111,836	1,345,387
JP Morgan Chase & Co.	225,857	25,433,757
KeyCorp.	72,212	1,244,213
M&T Bank Corp.	13,794	2,198,626
Morgan Stanley	107,759	8,196,150
Northern Trust Corp.	16,190	1,562,011
The PNC Financial Services Group, Inc.	31,908	5,034,125
Regions Financial Corp.	70,963	1,330,556
Signature Bank	4,790	858,416
State Street Corp.	28,135	1,734,523
SVB Financial Group (a)	4,515	1,783,380
Truist Financial Corp.	102,656	4,868,974
US Bancorp	104,065	4,789,071
Wells Fargo & Co.	291,305	11,410,417
Zions Bancorp NA	11,747	597,922
		112,266,473
Diversified Financial Services — 3.6%
American Express Co.	46,956	6,509,041
Ameriprise Financial, Inc.	8,380	1,991,758
BlackRock, Inc.	10,921	6,651,326
Capital One Financial Corp.	30,228	3,149,455
Cboe Global Markets, Inc.	8,291	938,458
The Charles Schwab Corp.	115,862	7,320,161
CME Group, Inc.	27,688	5,667,734
Discover Financial Services	21,626	2,045,387
Franklin Resources, Inc.	20,802	484,895
Intercontinental Exchange, Inc.	42,760	4,021,150
Invesco Ltd.	26,360	425,187
Mastercard, Inc. Class A	66,081	20,847,234
Nasdaq, Inc.	8,977	1,369,352
Raymond James Financial, Inc.	14,751	1,318,887
Synchrony Financial	38,625	1,066,822
T. Rowe Price Group, Inc.	17,605	2,000,104
Visa, Inc. Class A	126,621	24,930,409
		90,737,360
Insurance — 3.7%
Aflac, Inc.	45,312	2,507,113
The Allstate Corp.	21,236	2,691,238
American International Group, Inc.	61,239	3,131,150
Aon PLC Class A	16,357	4,411,156
Arthur J Gallagher & Co.	16,053	2,617,281
Assurant, Inc.	4,136	714,908
Berkshire Hathaway, Inc. Class B (a)	139,040	37,960,701
Brown & Brown, Inc.	17,899	1,044,228
Chubb Ltd.	32,664	6,421,089
Cincinnati Financial Corp.	11,319	1,346,735
Everest Re Group Ltd.	3,010	843,643
Globe Life, Inc.	6,790	661,821
The Hartford Financial Services Group, Inc.	25,029	1,637,647

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lincoln National Corp.	12,077	$564,841
Loews Corp.	14,657	868,574
Marsh & McLennan Cos., Inc.	38,615	5,994,979
MetLife, Inc.	53,317	3,347,774
Principal Financial Group, Inc.	17,850	1,192,202
The Progressive Corp.	45,042	5,237,033
Prudential Financial, Inc.	28,651	2,741,328
The Travelers Cos., Inc.	18,346	3,102,859
W.R. Berkley Corp.	16,017	1,093,320
Willis Towers Watson PLC	8,660	1,709,397
		91,841,017
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	25,025	1,842,090
Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc.	11,326	1,642,610
American Tower Corp.	35,657	9,113,573
AvalonBay Communities, Inc.	10,725	2,083,331
Boston Properties, Inc.	10,864	966,679
Camden Property Trust	8,324	1,119,411
Crown Castle International Corp.	33,321	5,610,590
Digital Realty Trust, Inc.	21,848	2,836,526
Duke Realty Corp.	29,677	1,630,751
Equinix, Inc.	7,025	4,615,565
Equity Residential	26,263	1,896,714
Essex Property Trust, Inc.	5,074	1,326,902
Extra Space Storage, Inc.	10,282	1,749,174
Federal Realty OP LP	5,448	521,591
Healthpeak Properties, Inc.	40,913	1,060,056
Host Hotels & Resorts, Inc.	54,570	855,658
Iron Mountain, Inc.	22,510	1,096,012
Kimco Realty Corp.	47,889	946,766
Mid-America Apartment Communities, Inc.	8,969	1,566,615
Prologis, Inc.	57,015	6,707,815
Public Storage	11,750	3,673,872
Realty Income Corp.	46,520	3,175,455
Regency Centers Corp.	12,054	714,923
SBA Communications Corp.	8,234	2,635,292
Simon Property Group, Inc.	25,238	2,395,591
UDR, Inc.	23,207	1,068,450
Ventas, Inc.	30,603	1,573,912
VICI Properties, Inc.	74,629	2,223,198
Vornado Realty Trust	12,604	360,348
Welltower, Inc.	34,948	2,877,968
Weyerhaeuser Co.	57,466	1,903,274
		69,948,622
		366,635,562
Industrial — 7.6%
Aerospace & Defense — 1.7%
The Boeing Co. (a)	42,717	5,840,268
General Dynamics Corp.	17,767	3,930,949
Howmet Aerospace, Inc.	29,117	915,730
L3 Harris Technologies, Inc.	14,900	3,601,330
Lockheed Martin Corp.	18,251	7,847,200

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northrop Grumman Corp.	11,202	$5,360,941
Raytheon Technologies Corp.	114,533	11,007,767
Teledyne Technologies, Inc. (a)	3,623	1,359,023
TransDigm Group, Inc. (a)	3,959	2,124,676
		41,987,884
Building Materials — 0.4%
Carrier Global Corp.	64,751	2,309,021
Fortune Brands Home & Security, Inc.	9,781	585,686
Johnson Controls International PLC	53,143	2,544,487
Martin Marietta Materials, Inc.	4,741	1,418,697
Masco Corp.	18,322	927,093
Mohawk Industries, Inc. (a)	3,820	474,024
Vulcan Materials Co.	10,325	1,467,182
		9,726,190
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	17,730	1,948,350
Emerson Electric Co.	45,777	3,641,103
Generac Holdings, Inc. (a)	4,918	1,035,632
		6,625,085
Electronics — 1.0%
Agilent Technologies, Inc.	23,128	2,746,913
Allegion PLC	6,580	644,182
Amphenol Corp. Class A	46,135	2,970,171
Fortive Corp.	27,256	1,482,181
Garmin Ltd.	11,628	1,142,451
Honeywell International, Inc.	52,432	9,113,206
Keysight Technologies, Inc. (a)	14,054	1,937,344
Mettler-Toledo International, Inc. (a)	1,729	1,986,223
TE Connectivity Ltd.	24,681	2,792,655
Trimble, Inc. (a)	19,225	1,119,472
		25,934,798
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	9,903	1,258,968
Environmental Controls — 0.3%
Pentair PLC	12,717	582,057
Republic Services, Inc.	16,069	2,102,950
Waste Management, Inc.	29,279	4,479,102
		7,164,109
Hand & Machine Tools — 0.1%
Snap-on, Inc.	4,145	816,689
Stanley Black & Decker, Inc.	11,768	1,233,993
		2,050,682
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	41,093	7,345,785
Machinery – Diversified — 0.7%
Deere & Co.	21,466	6,428,423

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dover Corp.	11,052	$1,340,829
IDEX Corp.	5,870	1,066,168
Ingersoll Rand, Inc.	30,825	1,297,116
Nordson Corp.	4,058	821,502
Otis Worldwide Corp.	32,747	2,314,230
Rockwell Automation, Inc.	8,937	1,781,233
Westinghouse Air Brake Technologies Corp.	13,848	1,136,644
Xylem, Inc.	13,792	1,078,259
		17,264,404
Miscellaneous - Manufacturing — 1.0%
3M Co.	43,628	5,645,899
A.O. Smith Corp.	10,174	556,314
Eaton Corp. PLC	30,707	3,868,775
General Electric Co.	84,697	5,392,658
Illinois Tool Works, Inc.	21,746	3,963,209
Parker-Hannifin Corp.	9,874	2,429,498
Textron, Inc.	16,257	992,815
Trane Technologies PLC	17,960	2,332,465
		25,181,633
Packaging & Containers — 0.2%
Amcor PLC	114,121	1,418,524
Ball Corp.	24,328	1,673,036
Packaging Corp. of America	7,088	974,600
Sealed Air Corp.	11,475	662,337
WestRock Co.	19,982	796,083
		5,524,580
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,064	667,400
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	9,922	1,005,793
CSX Corp.	167,755	4,874,960
Expeditors International of Washington, Inc.	12,722	1,239,886
FedEx Corp.	18,379	4,166,703
J.B. Hunt Transport Services, Inc.	6,418	1,010,643
Norfolk Southern Corp.	18,260	4,150,315
Old Dominion Freight Line, Inc.	6,988	1,790,885
Union Pacific Corp.	48,368	10,315,927
United Parcel Service, Inc. Class B	56,566	10,325,558
		38,880,670
		189,612,188
Technology — 22.9%
Computers — 8.1%
Accenture PLC Class A	48,713	13,525,164
Apple, Inc.	1,182,323	161,647,201
Cognizant Technology Solutions Corp. Class A	39,820	2,687,452
DXC Technology Co. (a)	18,981	575,314
EPAM Systems, Inc. (a)	4,426	1,304,696
Fortinet, Inc. (a)	51,340	2,904,817
Hewlett Packard Enterprise Co.	99,263	1,316,227

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HP, Inc.	81,488	$2,671,177
International Business Machines Corp.	69,140	9,761,877
Leidos Holdings, Inc.	10,333	1,040,636
NetApp, Inc.	17,004	1,109,341
Seagate Technology Holdings PLC	15,014	1,072,600
Western Digital Corp. (a)	24,371	1,092,552
		200,709,054
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	3,982	1,170,509
Semiconductors — 5.0%
Advanced Micro Devices, Inc. (a)	124,784	9,542,233
Analog Devices, Inc.	40,155	5,866,244
Applied Materials, Inc.	67,910	6,178,452
Broadcom, Inc.	31,424	15,266,094
Intel Corp.	314,832	11,777,865
KLA Corp.	11,460	3,656,657
Lam Research Corp.	10,640	4,534,236
Microchip Technology, Inc.	42,768	2,483,965
Micron Technology, Inc.	85,565	4,730,033
Monolithic Power Systems, Inc.	3,379	1,297,671
NVIDIA Corp.	192,420	29,168,948
NXP Semiconductor NV	20,178	2,986,949
ON Semiconductor Corp. (a)	33,704	1,695,648
Qorvo, Inc. (a)	8,416	793,797
QUALCOMM, Inc.	86,235	11,015,659
Skyworks Solutions, Inc.	12,191	1,129,374
Teradyne, Inc.	12,148	1,087,853
Texas Instruments, Inc.	70,889	10,892,095
		124,103,773
Software — 9.8%
Activision Blizzard, Inc.	59,986	4,670,510
Adobe, Inc. (a)	36,354	13,307,745
Akamai Technologies, Inc. (a)	12,444	1,136,511
ANSYS, Inc. (a)	6,616	1,583,143
Autodesk, Inc. (a)	16,644	2,862,102
Broadridge Financial Solutions, Inc.	9,078	1,294,069
Cadence Design Systems, Inc. (a)	21,086	3,163,533
Ceridian HCM Holding, Inc. (a)	10,610	499,519
Citrix Systems, Inc.	9,579	930,791
Electronic Arts, Inc.	21,674	2,636,642
Fidelity National Information Services, Inc.	46,888	4,298,223
Fiserv, Inc. (a)	44,917	3,996,265
Intuit, Inc.	21,699	8,363,663
Jack Henry & Associates, Inc.	5,577	1,003,972
Microsoft Corp.	575,103	147,703,703
MSCI, Inc.	6,251	2,576,350
Oracle Corp.	120,789	8,439,527
Paychex, Inc.	24,700	2,812,589
Paycom Software, Inc. (a)	3,752	1,051,010
PTC, Inc. (a)	8,197	871,669
Roper Technologies, Inc.	8,102	3,197,454
Salesforce, Inc. (a)	76,490	12,623,910
ServiceNow, Inc. (a)	15,400	7,323,008
Synopsys, Inc. (a)	11,820	3,589,734

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Take-Two Interactive Software, Inc. (a)	12,019	$1,472,688
Tyler Technologies, Inc. (a)	3,202	1,064,601
		242,472,931
		568,456,267
Utilities — 3.1%
Electric — 2.9%
AES Corp.	50,962	1,070,712
Alliant Energy Corp.	19,149	1,122,323
Ameren Corp.	20,021	1,809,098
American Electric Power Co., Inc.	39,674	3,806,323
CenterPoint Energy, Inc.	48,923	1,447,142
CMS Energy Corp.	22,493	1,518,277
Consolidated Edison, Inc.	27,239	2,590,429
Constellation Energy Corp.	24,823	1,421,365
Dominion Energy, Inc.	62,366	4,977,430
DTE Energy Co.	14,751	1,869,689
Duke Energy Corp.	59,357	6,363,664
Edison International	29,184	1,845,596
Entergy Corp.	15,648	1,762,591
Evergy, Inc.	17,483	1,140,766
Eversource Energy	26,440	2,233,387
Exelon Corp.	75,474	3,420,482
FirstEnergy Corp.	43,762	1,680,023
NextEra Energy, Inc.	150,811	11,681,820
NRG Energy, Inc.	17,813	679,922
Pinnacle West Capital Corp.	8,595	628,466
PPL Corp.	56,502	1,532,899
Public Service Enterprise Group, Inc.	38,102	2,411,095
Sempra Energy	24,228	3,640,742
The Southern Co.	81,756	5,830,020
WEC Energy Group, Inc.	24,279	2,443,439
Xcel Energy, Inc.	42,137	2,981,614
		71,909,314
Gas — 0.1%
Atmos Energy Corp.	10,850	1,216,285
NiSource, Inc.	30,852	909,826
		2,126,111
Water — 0.1%
American Water Works Co., Inc.	13,948	2,075,044
		76,110,469

TOTAL COMMON STOCK (Cost $1,479,907,179)		2,452,911,725

TOTAL EQUITIES (Cost $1,479,907,179)		2,452,911,725

TOTAL LONG-TERM INVESTMENTS (Cost $1,479,907,179)		2,452,911,725

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%

Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (c)	$26,848,136	$26,848,136
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill
1.859% 11/25/22 (d) (e)	7,365,000	7,304,025

TOTAL SHORT-TERM INVESTMENTS (Cost $34,158,401)		34,152,161

TOTAL INVESTMENTS — 100.0% (Cost $1,514,065,580) (f)		2,487,063,886

Other Assets/(Liabilities) — 0.0%		188,299

NET ASSETS — 100.0%		$2,487,252,185

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $1,118,232 or 0.04% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,147,178 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $26,848,315. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $27,385,108.
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/16/22	185	$35,297,111	$(244,236)

MassMutual Equity Opportunities Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 97.8%
Basic Materials — 6.9%
Chemicals — 6.3%
CF Industries Holdings, Inc.	50,900	$4,363,657
Ecolab, Inc.	112,628	17,317,681
International Flavors & Fragrances, Inc.	24,200	2,882,704
Linde PLC	48,555	13,961,019
		38,525,061
Forest Products & Paper — 0.6%
International Paper Co.	85,800	3,589,014
		42,114,075
Communications — 1.3%
Media — 1.3%
Comcast Corp. Class A	74,300	2,915,532
News Corp. Class A	134,900	2,101,742
The Walt Disney Co. (a)	28,300	2,671,520
		7,688,794
Consumer, Cyclical — 10.0%
Apparel — 3.1%
NIKE, Inc. Class B	181,220	18,520,684
Lodging — 0.3%
Las Vegas Sands Corp. (a)	61,900	2,079,221
Retail — 6.6%
McDonald’s Corp.	73,198	18,071,122
The TJX Cos., Inc.	397,923	22,224,000
		40,295,122
		60,895,027
Consumer, Non-cyclical — 35.2%
Agriculture — 0.4%
Philip Morris International, Inc.	22,700	2,241,398
Beverages — 5.3%
The Coca-Cola Co.	159,102	10,009,107
PepsiCo, Inc.	132,431	22,070,950
		32,080,057

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 6.4%
Colgate-Palmolive Co.	264,040	$21,160,165
The Procter & Gamble Co.	125,516	18,047,946
		39,208,111
Food — 1.1%
Conagra Brands, Inc.	111,000	3,800,640
Tyson Foods, Inc. Class A	34,700	2,986,282
		6,786,922
Health Care – Products — 9.8%
Baxter International, Inc.	183,698	11,798,922
Danaher Corp.	73,392	18,606,340
Medtronic PLC	185,885	16,683,179
Stryker Corp.	62,499	12,432,926
		59,521,367
Health Care – Services — 5.2%
Elevance Health, Inc.	14,820	7,151,836
UnitedHealth Group, Inc.	47,277	24,282,885
		31,434,721
Household Products & Wares — 0.7%
Kimberly-Clark Corp.	31,800	4,297,770
Pharmaceuticals — 6.3%
AbbVie, Inc.	36,200	5,544,392
Becton Dickinson and Co.	23,900	5,892,067
CVS Health Corp.	29,200	2,705,672
Johnson & Johnson	113,738	20,189,633
Sanofi ADR	78,697	3,937,211
		38,268,975
		213,839,321
Energy — 2.0%
Oil & Gas — 2.0%
EOG Resources, Inc.	19,600	2,164,624
TotalEnergies SE	143,600	7,569,440
TotalEnergies SE Sponsored ADR	42,600	2,242,464
		11,976,528
Financial — 20.2%
Banks — 3.0%
Fifth Third Bancorp	68,600	2,304,960
The Goldman Sachs Group, Inc.	10,400	3,089,008
Huntington Bancshares, Inc.	247,600	2,978,628
State Street Corp.	30,800	1,898,820
Wells Fargo & Co.	199,900	7,830,083
		18,101,499

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 5.6%
American Express Co.	94,969	$13,164,603
Visa, Inc. Class A	106,224	20,914,443
		34,079,046
Insurance — 9.1%
American International Group, Inc.	103,190	5,276,105
Chubb Ltd.	121,768	23,937,153
Equitable Holdings, Inc.	109,800	2,862,486
Loews Corp.	45,850	2,717,071
Marsh & McLennan Cos., Inc.	134,304	20,850,696
		55,643,511
Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp.	33,938	8,674,214
Equity Residential	53,900	3,892,658
Weyerhaeuser Co.	78,800	2,609,856
		15,176,728
		123,000,784
Industrial — 13.2%
Aerospace & Defense — 5.5%
The Boeing Co. (a)	12,100	1,654,312
L3 Harris Technologies, Inc.	22,700	5,486,590
Lockheed Martin Corp.	10,269	4,415,259
Northrop Grumman Corp.	45,611	21,828,057
		33,384,218
Electronics — 3.3%
Honeywell International, Inc.	117,308	20,389,303
Miscellaneous - Manufacturing — 1.1%
General Electric Co.	104,300	6,640,781
Transportation — 3.3%
Union Pacific Corp.	62,278	13,282,652
United Parcel Service, Inc. Class B	35,900	6,553,186
		19,835,838
		80,250,140
Technology — 6.3%
Computers — 2.3%
Accenture PLC Class A	49,788	13,823,638
Semiconductors — 1.1%
QUALCOMM, Inc.	52,500	6,706,350
Software — 2.9%
Microsoft Corp.	69,189	17,769,811
		38,299,799

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.7%
Electric — 2.5%
Sempra Energy	50,900	$7,648,743
The Southern Co.	106,400	7,587,384
		15,236,127
Gas — 0.2%
NiSource, Inc.	36,700	1,082,283
		16,318,410

TOTAL COMMON STOCK (Cost $524,205,441)		594,382,878

PREFERRED STOCK — 0.8%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.560%	15,900	2,123,206
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	14,700	727,062
Utilities — 0.4%
Electric — 0.2%
The Southern Co. Convertible 6.750%	23,100	1,223,838
Gas — 0.2%
NiSource, Inc. 7.750% (b)	8,204	932,959
		2,156,797

TOTAL PREFERRED STOCK (Cost $6,305,522)		5,007,065

TOTAL EQUITIES (Cost $530,510,963)		599,389,943

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,254,833	1,254,833

TOTAL MUTUAL FUNDS (Cost $1,254,833)		1,254,833

TOTAL LONG-TERM INVESTMENTS (Cost $531,765,796)		600,644,776

SHORT-TERM INVESTMENTS — 1.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	157	157

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value

Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement,dated 6/30/22, 0.240%, due 7/01/22 (d)	$7,743,398	$7,743,398

TOTAL SHORT-TERM INVESTMENTS (Cost $7,743,555)		7,743,555

TOTAL INVESTMENTS — 100.1% (Cost $539,509,351) (e)		608,388,331

Other Assets/(Liabilities) — (0.1)%		(678,449)

NET ASSETS — 100.0%		$607,709,882

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $1,229,875 or 0.20% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $7,743,450. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $7,898,450.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Growth Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Basic Materials — 0.8%
Chemicals — 0.8%
Celanese Corp.	2,380	$279,912
Communications — 10.5%
Internet — 8.9%
CDW Corp.	5,059	797,096
Etsy, Inc. (a)	2,870	210,113
Expedia Group, Inc. (a)	1,390	131,814
Match Group, Inc. (a)	6,217	433,263
Palo Alto Networks, Inc. (a)	2,160	1,066,910
Zendesk, Inc. (a)	5,060	374,794
		3,013,990
Telecommunications — 1.6%
Ciena Corp. (a)	4,310	196,967
Nice Ltd. Sponsored ADR (a) (b)	1,690	325,240
		522,207
		3,536,197
Consumer, Cyclical — 13.4%
Apparel — 0.8%
Tapestry, Inc.	9,480	289,330
Distribution & Wholesale — 2.5%
Copart, Inc. (a)	3,380	367,271
WESCO International, Inc. (a)	4,340	464,814
		832,085
Entertainment — 1.6%
Live Nation Entertainment, Inc. (a)	3,880	320,410
Vail Resorts, Inc.	1,080	235,494
		555,904
Lodging — 2.7%
Hilton Worldwide Holdings, Inc.	8,083	900,770
Retail — 5.8%
Freshpet, Inc. (a)	6,361	330,072
Lululemon Athletica, Inc. (a)	2,488	678,254
Ulta Beauty, Inc. (a)	990	381,625

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wingstop, Inc.	7,709	$576,402
		1,966,353
		4,544,442
Consumer, Non-cyclical — 29.0%
Biotechnology — 3.4%
Horizon Therapeutics PLC (a)	4,550	362,908
Rocket Pharmaceuticals, Inc. (a)	4,370	60,131
Seagen, Inc. (a)	4,040	714,838
		1,137,877
Commercial Services — 10.5%
Chegg, Inc. (a)	17,287	324,650
Gartner, Inc. (a)	4,643	1,122,817
Global Payments, Inc.	3,590	397,197
Shift4 Payments, Inc. Class A (a)	15,713	519,472
TransUnion	15,015	1,201,050
		3,565,186
Health Care – Products — 7.1%
Align Technology, Inc. (a)	2,068	489,433
Avantor, Inc. (a)	9,970	310,067
The Cooper Cos., Inc.	1,005	314,686
IDEXX Laboratories, Inc. (a)	1,033	362,304
Insulet Corp. (a)	990	215,761
Omnicell, Inc. (a)	6,323	719,241
		2,411,492
Health Care – Services — 5.6%
ICON PLC (a)	7,497	1,624,600
Quest Diagnostics, Inc.	2,060	273,938
		1,898,538
Pharmaceuticals — 2.4%
Ascendis Pharma A/S ADR (a)	3,700	343,952
DexCom, Inc. (a)	6,100	454,633
		798,585
		9,811,678
Energy — 1.4%
Oil & Gas — 1.4%
Devon Energy Corp.	8,740	481,661
Financial — 9.6%
Banks — 1.0%
First Republic Bank	2,410	347,522
Diversified Financial Services — 4.1%
Hamilton Lane, Inc. Class A	10,979	737,569
LPL Financial Holdings, Inc.	1,900	350,512

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tradeweb Markets, Inc. Class A	4,070	$277,778
		1,365,859
Insurance — 0.9%
Arthur J Gallagher & Co.	1,950	317,928
Private Equity — 1.6%
Ares Management Corp. Class A	9,494	539,829
Real Estate Investment Trusts (REITS) — 2.0%
Essex Property Trust, Inc.	1,590	415,801
Lamar Advertising Co. Class A	2,730	240,158
		655,959
		3,227,097
Industrial — 10.4%
Aerospace & Defense — 4.0%
Hexcel Corp.	11,278	589,952
Teledyne Technologies, Inc. (a)	815	305,715
TransDigm Group, Inc. (a)	824	442,216
		1,337,883
Building Materials — 0.9%
Fortune Brands Home & Security, Inc.	5,179	310,118
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	2,740	301,099
Environmental Controls — 0.8%
Waste Connections, Inc.	2,210	273,952
Machinery – Construction & Mining — 1.9%
BWX Technologies, Inc.	11,674	643,121
Machinery – Diversified — 1.9%
IDEX Corp.	1,530	277,894
Rockwell Automation, Inc.	1,805	359,754
		637,648
		3,503,821
Technology — 21.6%
Computers — 5.3%
Fortinet, Inc. (a)	11,600	656,328
Globant SA (a)	730	127,020
NetApp, Inc.	3,950	257,698
Varonis Systems, Inc. (a)	17,240	505,477
Zscaler, Inc. (a)	1,610	240,711
		1,787,234
Semiconductors — 3.3%
Marvell Technology, Inc.	6,070	264,227
Microchip Technology, Inc.	6,420	372,874
ON Semiconductor Corp. (a)	3,440	173,066

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Synaptics, Inc. (a)	2,559	$302,090
		1,112,257
Software — 13.0%
Avalara, Inc. (a)	8,822	622,833
Ceridian HCM Holding, Inc. (a)	14,559	685,438
Electronic Arts, Inc.	5,719	695,716
HubSpot, Inc. (a)	719	216,167
Lightspeed Commerce, Inc. (a) (b)	9,470	211,181
MongoDB, Inc. (a)	2,917	756,962
MSCI, Inc.	735	302,930
Splunk, Inc. (a)	2,720	240,611
ZoomInfo Technologies, Inc. (a)	19,766	657,022
		4,388,860
		7,288,351

TOTAL COMMON STOCK (Cost $40,539,417)		32,673,159

TOTAL EQUITIES (Cost $40,539,417)		32,673,159

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	126,831	126,831

TOTAL MUTUAL FUNDS (Cost $126,831)		126,831

TOTAL LONG-TERM INVESTMENTS (Cost $40,666,248)		32,799,990

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (d)	$982,078	982,078

TOTAL SHORT-TERM INVESTMENTS (Cost $982,078)		982,078

TOTAL INVESTMENTS — 100.0% (Cost $41,648,326) (e)		33,782,068

Other Assets/(Liabilities) — 0.0%		3,255

NET ASSETS — 100.0%		$33,785,323

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $366,831 or 1.09% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $248,073 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $982,084. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 3.000%, maturity dates ranging from 6/30/24 - 11/15/24, and an aggregate market value, including accrued interest, of $1,001,853.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Blue Chip Growth Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 98.9%
Basic Materials — 0.5%
Chemicals — 0.5%
Linde PLC	24,403	$7,016,595
The Sherwin-Williams Co.	25,135	5,627,978
		12,644,573
Communications — 29.5%
Internet — 26.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	181,943	20,683,280
Alphabet, Inc. Class A (a)	41,418	90,260,591
Alphabet, Inc. Class C (a)	88,734	194,101,188
Amazon.com, Inc. (a)	2,067,502	219,589,387
Booking Holdings, Inc. (a)	4,633	8,103,071
DoorDash, Inc., Class A (a)	113,419	7,278,097
Meta Platforms, Inc. Class A (a)	640,813	103,331,096
Netflix, Inc. (a)	219,883	38,450,940
Opendoor Technologies, Inc. (a) (b)	335,690	1,581,100
Pinterest, Inc. Class A (a)	143,481	2,605,615
Sea Ltd. ADR (a)	170,153	11,376,430
Shopify, Inc. Class A (a)	681,120	21,278,189
Snap, Inc. Class A (a)	602,708	7,913,556
Spotify Technology SA (a)	28,755	2,698,082
Tencent Holdings Ltd.	161,900	7,352,445
		736,603,067
Media — 2.5%
FactSet Research Systems, Inc.	65,013	25,002,049
The Walt Disney Co. (a)	455,487	42,997,973
		68,000,022
Telecommunications — 0.2%
T-Mobile US, Inc. (a)	36,835	4,955,781
		809,558,870
Consumer, Cyclical — 8.1%
Apparel — 0.4%
NIKE, Inc. Class B	109,534	11,194,375
Auto Manufacturers — 3.7%
Tesla, Inc. (a)	148,788	100,196,815
Retail — 4.0%
Carvana Co. (a) (b)	125,871	2,842,167
Chipotle Mexican Grill, Inc. (a)	9,638	12,599,372

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar General Corp.	63,524	$15,591,331
Lululemon Athletica, Inc. (a)	32,029	8,731,426
Ross Stores, Inc.	145,693	10,232,019
Starbucks Corp.	368,811	28,173,472
The TJX Cos., Inc.	52,257	2,918,553
Yum China Holdings, Inc.	217,198	10,534,103
Yum! Brands, Inc.	172,113	19,536,547
		111,158,990
		222,550,180
Consumer, Non-cyclical — 19.1%
Beverages — 1.9%
Monster Beverage Corp. (a)	572,304	53,052,581
Biotechnology — 3.8%
Illumina, Inc. (a)	132,827	24,487,986
Regeneron Pharmaceuticals, Inc. (a)	58,076	34,330,466
Vertex Pharmaceuticals, Inc. (a)	165,611	46,667,523
		105,485,975
Commercial Services — 2.2%
Adyen NV (a) (b)	142,318	2,079,266
Affirm Holdings, Inc. (a) (b)	71,534	1,291,904
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (c) (d) (e)	881,113	1,735,793
Block, Inc. (a)	317,074	19,487,368
Cintas Corp.	6,206	2,318,127
PayPal Holdings, Inc. (a)	294,841	20,591,695
S&P Global, Inc.	29,180	9,835,411
TransUnion	32,791	2,622,952
		59,962,516
Health Care – Products — 3.1%
Align Technology, Inc. (a)	8,665	2,050,746
Danaher Corp.	79,933	20,264,614
Intuitive Surgical, Inc. (a)	176,081	35,341,218
Stryker Corp.	59,422	11,820,818
Teleflex, Inc.	15,411	3,788,794
Thermo Fisher Scientific, Inc.	21,759	11,821,230
		85,087,420
Health Care – Services — 2.9%
Humana, Inc.	28,044	13,126,555
UnitedHealth Group, Inc.	126,837	65,147,288
		78,273,843
Pharmaceuticals — 5.2%
AstraZeneca PLC Sponsored ADR	80,602	5,325,374
Eli Lilly & Co.	91,499	29,666,721
Novartis AG Sponsored ADR	546,345	46,182,543
Novo Nordisk A/S Sponsored ADR	174,467	19,440,858
Roche Holding AG Sponsored ADR	777,946	32,448,128

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoetis, Inc.	59,341	$10,200,124
		143,263,748
		525,126,083
Financial — 8.3%
Banks — 0.6%
The Goldman Sachs Group, Inc.	55,809	16,576,389
Diversified Financial Services — 7.2%
The Charles Schwab Corp.	141,292	8,926,828
Mastercard, Inc. Class A	115,358	36,393,142
SEI Investments Co.	373,379	20,169,934
Visa, Inc. Class A (b)	673,560	132,617,228
		198,107,132
Insurance — 0.5%
Chubb Ltd.	32,613	6,411,064
Marsh & McLennan Cos., Inc.	43,140	6,697,485
		13,108,549
		227,792,070
Industrial — 4.2%
Aerospace & Defense — 2.3%
The Boeing Co. (a)	463,478	63,366,712
Electronics — 0.1%
TE Connectivity Ltd.	24,863	2,813,249
Machinery – Diversified — 0.8%
Deere & Co.	72,645	21,754,998
Miscellaneous - Manufacturing — 0.1%
General Electric Co.	62,866	4,002,678
Transportation — 0.9%
Expeditors International of Washington, Inc.	246,696	24,042,992
		115,980,629
Technology — 29.2%
Computers — 4.4%
Apple, Inc.	785,605	107,407,915
Crowdstrike Holdings, Inc. Class A (a)	10,671	1,798,704
Fortinet, Inc. (a)	199,035	11,261,400
		120,468,019
Semiconductors — 6.7%
Advanced Micro Devices, Inc. (a)	197,346	15,091,049
ASML Holding NV	24,761	11,783,265
Marvell Technology, Inc.	127,670	5,557,475
Monolithic Power Systems, Inc.	15,713	6,034,420
NVIDIA Corp.	680,600	103,172,154
QUALCOMM, Inc.	228,446	29,181,692

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	60,969	$4,984,216
Texas Instruments, Inc.	51,657	7,937,098
		183,741,369
Software — 18.1%
Atlassian Corp. PLC Class A (a)	41,788	7,831,071
Autodesk, Inc. (a)	251,255	43,205,810
Bill.com Holdings, Inc. (a)	54,898	6,035,486
Canva, Inc. (Acquired 8/16/21, Cost $2,302,739) (a) (c) (d) (e)	1,351	1,290,137
Confluent, Inc. Class A (a) (b)	68,200	1,584,968
Datadog, Inc. Class A (a)	31,769	3,025,680
Gusto, Inc. (Acquired 4/10/21, Cost $765,943) (a) (c) (d) (e)	26,606	764,985
HashiCorp, Inc. Class A (a) (b)	18,050	531,392
Intuit, Inc.	67,190	25,897,714
Microsoft Corp.	822,369	211,209,030
MongoDB, Inc. (a)	29,930	7,766,835
MSCI, Inc.	4,873	2,008,407
Oracle Corp.	754,171	52,693,928
Paycom Software, Inc. (a)	4,016	1,124,962
Roper Technologies, Inc.	22,308	8,803,852
Salesforce, Inc. (a)	268,239	44,270,164
ServiceNow, Inc. (a)	80,930	38,483,834
Snowflake, Inc. Class A (a)	21,165	2,943,205
Synopsys, Inc. (a)	63,437	19,265,817
Veeva Systems, Inc. Class A (a)	23,522	4,658,297
Workday, Inc. Class A (a)	91,675	12,795,996
		496,191,570
		800,400,958

TOTAL COMMON STOCK (Cost $2,178,868,924)		2,714,053,363

PREFERRED STOCK — 0.1%
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (c) (d) (e)	85	81,171
Canva, Inc., Series A-3 (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (c) (d) (e)	10	9,550
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (c) (d) (e)	4,596	762,384
Databricks, Inc., Series H (Acquired 8/31/21, Cost $2,202,319) (a) (c) (d) (e)	9,990	1,657,141
Gusto, Inc., Series E (Acquired 7/13/21, Cost $1,117,484) (a) (c) (d) (e)	36,765	1,117,484
		3,627,730

TOTAL PREFERRED STOCK (Cost $4,296,923)		3,627,730

TOTAL EQUITIES (Cost $2,183,165,847)		2,717,681,093

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
		Value
Retail — 0.1%
Carvana Co.
10.250% 5/01/30 (b) (f)	3,685,000	$2,969,668

TOTAL CORPORATE DEBT (Cost $3,685,000)		2,969,668

TOTAL BONDS & NOTES (Cost $3,685,000)		2,969,668

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	6,295,843	6,295,843

TOTAL MUTUAL FUNDS (Cost $6,295,843)		6,295,843

TOTAL LONG-TERM INVESTMENTS (Cost $2,193,146,690)		2,726,946,604

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	101	101

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (h)	$25,735,519	25,735,519

TOTAL SHORT-TERM INVESTMENTS (Cost $25,735,620)		25,735,620

TOTAL INVESTMENTS — 100.3% (Cost $2,218,882,310) (i)		2,752,682,224

Other Assets/(Liabilities) — (0.3)%		(7,561,896)

NET ASSETS — 100.0%		$2,745,120,328

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $9,908,186 or 0.36% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,860,721 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $7,418,645 or 0.27% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2022, these securities amounted to a value of $7,418,645 or 0.27% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $2,969,668 or 0.11% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $25,735,691. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $26,250,251.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Growth Opportunities Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Communications — 25.4%
Internet — 22.0%
Airbnb, Inc. Class A (a)	45,834	$4,082,893
Amazon.com, Inc. (a)	197,385	20,964,261
DoorDash, Inc., Class A (a)	31,580	2,026,489
Fiverr International Ltd. (a) (b)	15,600	536,484
Match Group, Inc. (a)	118,718	8,273,457
Meta Platforms, Inc. Class A (a)	15,073	2,430,521
Netflix, Inc. (a)	13,247	2,316,503
Sea Ltd. ADR (a)	79,709	5,329,344
Shopify, Inc. Class A (a)	88,290	2,758,179
Uber Technologies, Inc. (a)	430,048	8,798,782
		57,516,913
Media — 3.4%
Charter Communications, Inc. Class A (a)	18,861	8,836,944
		66,353,857
Consumer, Cyclical — 3.9%
Apparel — 1.9%
NIKE, Inc. Class B	47,183	4,822,103
Entertainment — 1.0%
Warner Music Group Corp. Class A	111,567	2,717,772
Retail — 1.0%
Floor & Decor Holdings, Inc. Class A (a)	39,729	2,501,338
		10,041,213
Consumer, Non-cyclical — 20.6%
Biotechnology — 1.0%
Sarepta Therapeutics, Inc. (a)	35,539	2,664,003
Commercial Services — 5.5%
Block, Inc. (a)	87,601	5,383,957
CoStar Group, Inc. (a)	80,502	4,863,126
S&P Global, Inc.	12,243	4,126,626
		14,373,709
Health Care – Products — 8.9%
10X Genomics, Inc. Class A (a) (b)	80,643	3,649,096
Align Technology, Inc. (a)	20,064	4,748,547
Edwards Lifesciences Corp. (a)	113,719	10,813,540

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intuitive Surgical, Inc. (a)	19,558	$3,925,486
		23,136,669
Health Care – Services — 2.6%
Catalent, Inc. (a)	64,128	6,880,293
Pharmaceuticals — 2.6%
DexCom, Inc. (a)	89,483	6,669,168
		53,723,842
Financial — 12.5%
Diversified Financial Services — 11.2%
Mastercard, Inc. Class A	30,706	9,687,129
Visa, Inc. Class A (b)	100,067	19,702,192
		29,389,321
Private Equity — 1.3%
KKR & Co., Inc.	72,218	3,342,971
		32,732,292
Industrial — 4.0%
Environmental Controls — 1.8%
Waste Management, Inc.	31,297	4,787,815
Transportation — 2.2%
Canadian Pacific Railway Ltd. (b)	81,912	5,720,734
		10,508,549
Technology — 31.8%
Semiconductors — 2.9%
Lam Research Corp.	5,317	2,265,840
NVIDIA Corp.	34,902	5,290,794
		7,556,634
Software — 28.9%
Adobe, Inc. (a)	7,304	2,673,702
Atlassian Corp. PLC Class A (a)	28,112	5,268,189
Cloudflare, Inc. Class A (a)	53,523	2,341,631
Coupa Software, Inc. (a)	34,663	1,979,257
Datadog, Inc. Class A (a)	56,330	5,364,869
Gitlab, Inc. (a)	48,631	2,584,251
Intuit, Inc.	12,516	4,824,167
Microsoft Corp.	65,178	16,739,666
ServiceNow, Inc. (a)	37,808	17,978,460
Snowflake, Inc. Class A (a)	43,834	6,095,556
Twilio, Inc. Class A (a)	46,991	3,938,316

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veeva Systems, Inc. Class A (a)	29,191	$5,780,986
		75,569,050
		83,125,684

TOTAL COMMON STOCK (Cost $292,224,023)		256,485,437

TOTAL EQUITIES (Cost $292,224,023)		256,485,437

MUTUAL FUNDS — 2.0%
Diversified Financial Services — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	5,239,393	5,239,393

TOTAL MUTUAL FUNDS (Cost $5,239,393)		5,239,393

TOTAL LONG-TERM INVESTMENTS (Cost $297,463,416)		261,724,830

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (d)	$4,898,884	4,898,884

TOTAL SHORT-TERM INVESTMENTS (Cost $4,898,884)		4,898,884

TOTAL INVESTMENTS — 102.1% (Cost $302,362,300) (e)		266,623,714

Other Assets/(Liabilities) — (2.1)%		(5,513,322)

NET ASSETS — 100.0%		$261,110,392

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $7,946,462 or 3.04% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,876,036 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $4,898,917. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 11/15/24, and an aggregate market value, including accrued interest, of $4,996,946.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Mid Cap Value Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.8%
Basic Materials — 3.4%
Chemicals — 2.5%
Akzo Nobel NV	4,446	$293,741
Axalta Coating Systems Ltd. (a)	13,600	300,696
CF Industries Holdings, Inc.	5,143	440,909
Huntsman Corp.	1,082	30,675
LyondellBasell Industries NV Class A	7,138	624,290
The Mosaic Co.	6,300	297,549
Olin Corp.	17,063	789,676
		2,777,536
Forest Products & Paper — 0.3%
Mondi PLC	15,792	280,140
Sylvamo Corp.	407	13,301
		293,441
Iron & Steel — 0.6%
Cleveland-Cliffs, Inc. (a)	20,300	312,011
United States Steel Corp.	21,800	390,438
		702,449
		3,773,426
Communications — 7.5%
Advertising — 0.4%
The Interpublic Group of Cos., Inc.	18,167	500,137
Internet — 1.7%
eBay, Inc.	15,108	629,551
F5, Inc. (a)	2,558	391,476
GoDaddy, Inc. Class A (a)	2,875	199,985
IAC/InterActiveCorp (a)	8,700	660,939
		1,881,951
Media — 5.0%
Altice USA, Inc. Class A (a)	61,300	567,025
DISH Network Corp. Class A (a)	32,600	584,518
Fox Corp. Class A	16,300	524,208
Fox Corp. Class B	17,952	533,175
Liberty Broadband Corp. Class C (a)	8,800	1,017,632
Liberty Global PLC Class A (a)	32,700	688,335
Liberty Media Corp-Liberty SiriusXM Class C (a)	19,800	713,790
News Corp. Class A	32,917	512,847

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Warner Bros Discovery, Inc. (a)	30,027	$402,962
		5,544,492
Telecommunications — 0.4%
Corning, Inc.	9,803	308,893
Juniper Networks, Inc.	4,491	127,993
		436,886
		8,363,466
Consumer, Cyclical — 8.7%
Airlines — 0.7%
Alaska Air Group, Inc. (a)	672	26,914
JetBlue Airways Corp. (a)	1,672	13,995
Southwest Airlines Co. (a)	18,945	684,293
		725,202
Apparel — 0.5%
PVH Corp.	2,653	150,956
Ralph Lauren Corp.	248	22,233
Tapestry, Inc.	13,342	407,198
		580,387
Auto Manufacturers — 1.1%
Cummins, Inc.	5,140	994,744
PACCAR, Inc.	2,104	173,243
		1,167,987
Auto Parts & Equipment — 0.7%
Aptiv PLC (a)	1,506	134,140
BorgWarner, Inc.	16,060	535,922
Bridgestone Corp. (b)	3,300	120,473
		790,535
Distribution & Wholesale — 0.9%
LKQ Corp.	20,166	989,949
Food Services — 0.3%
Sodexo SA	5,456	387,152
Home Builders — 0.2%
PulteGroup, Inc.	5,861	232,271
Toll Brothers, Inc.	345	15,387
		247,658
Home Furnishing — 0.2%
Dolby Laboratories, Inc. Class A	2,380	170,313
Leisure Time — 0.2%
Polaris, Inc. (b)	2,408	239,066
Retail — 3.9%
Advance Auto Parts, Inc.	4,026	696,860
Bath & Body Works, Inc.	5,717	153,902

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Beacon Roofing Supply, Inc. (a)	4,738	$243,344
Cracker Barrel Old Country Store, Inc. (b)	1,731	144,521
Dick’s Sporting Goods, Inc. (b)	753	56,753
Dollar Tree, Inc. (a)	7,990	1,245,241
Kohl’s Corp.	3,704	132,196
Macy’s, Inc.	14,624	267,912
MSC Industrial Direct Co., Inc. Class A	8,453	634,905
Ross Stores, Inc.	9,400	660,162
Williams-Sonoma, Inc.	1,226	136,025
		4,371,821
		9,670,070
Consumer, Non-cyclical — 18.2%
Agriculture — 0.4%
Archer-Daniels-Midland Co.	1,971	152,950
Darling Ingredients, Inc. (a)	5,278	315,624
		468,574
Beverages — 0.7%
Brown-Forman Corp. Class B	1,380	96,821
Molson Coors Beverage Co. Class B	12,500	681,375
		778,196
Biotechnology — 0.7%
Corteva, Inc.	9,748	527,757
Incyte Corp. (a)	1,815	137,885
United Therapeutics Corp. (a)	600	141,384
		807,026
Commercial Services — 1.3%
FleetCor Technologies, Inc. (a)	3,300	693,363
Gartner, Inc. (a)	77	18,621
Global Payments, Inc.	5,000	553,200
ManpowerGroup, Inc.	2,187	167,109
		1,432,293
Food — 4.4%
Conagra Brands, Inc.	23,812	815,323
General Mills, Inc.	1,787	134,829
The J.M. Smucker Co.	2,907	372,125
Kellogg Co.	1,840	131,266
Koninklijke Ahold Delhaize NV	27,042	704,761
The Kraft Heinz Co.	12,000	457,680
The Kroger Co.	13,765	651,497
Orkla ASA	30,668	245,477
Post Holdings, Inc. (a)	12,100	996,435
Tyson Foods, Inc. Class A	4,205	361,882
		4,871,275
Health Care – Products — 4.0%
Baxter International, Inc.	2,924	187,809
Dentsply Sirona, Inc.	6,956	248,538
Henry Schein, Inc. (a)	14,947	1,147,033

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hologic, Inc. (a)	9,213	$638,461
Integra LifeSciences Holdings Corp. (a)	382	20,639
Koninklijke Philips NV	35,648	767,501
Zimmer Biomet Holdings, Inc.	13,157	1,382,274
		4,392,255
Health Care – Services — 3.2%
Centene Corp. (a)	6,700	566,887
Encompass Health Corp.	532	29,819
IQVIA Holdings, Inc. (a)	78	16,925
Laboratory Corp. of America Holdings	5,864	1,374,287
Molina Healthcare, Inc. (a)	911	254,725
Quest Diagnostics, Inc.	5,651	751,470
Universal Health Services, Inc. Class B	5,805	584,621
		3,578,734
Household Products & Wares — 0.6%
Avery Dennison Corp.	204	33,022
Kimberly-Clark Corp.	4,688	633,583
		666,605
Pharmaceuticals — 2.9%
AmerisourceBergen Corp.	8,713	1,232,715
Becton Dickinson and Co.	799	196,977
Cardinal Health, Inc.	5,162	269,818
Embecta Corp. (a)	9,019	228,361
McKesson Corp.	51	16,637
Organon & Co.	14,500	489,375
Perrigo Co. PLC	18,900	766,773
Premier, Inc. Class A	625	22,300
		3,222,956
		20,217,914
Energy — 6.5%
Oil & Gas — 4.5%
APA Corp.	15,727	548,872
Chesapeake Energy Corp. (b)	4,600	373,060
Devon Energy Corp.	21,561	1,188,227
Diamondback Energy, Inc.	5,198	629,738
EQT Corp.	9,800	337,120
HF Sinclair Corp.	11,473	518,120
Marathon Oil Corp.	27,735	623,483
Occidental Petroleum Corp.	3,023	177,994
Phillips 66	3,829	313,940
Pioneer Natural Resources Co.	1,110	247,619
Valero Energy Corp.	158	16,792
		4,974,965
Oil & Gas Services — 0.3%
Baker Hughes Co.	11,745	339,078
Pipelines — 1.7%
Enterprise Products Partners LP (c)	18,583	452,868
Kinder Morgan, Inc.	36,500	611,740

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	25,800	$805,218
		1,869,826
		7,183,869
Financial — 25.7%
Banks — 7.2%
The Bank of New York Mellon Corp.	22,437	935,847
Comerica, Inc.	6,723	493,334
Commerce Bancshares, Inc.	866	56,853
Fifth Third Bancorp	11,786	396,010
First Citizens BancShares, Inc. Class A	1,294	845,991
First Hawaiian, Inc.	24,383	553,738
KeyCorp.	33,807	582,495
Northern Trust Corp.	16,286	1,571,273
Popular, Inc.	4,051	311,643
Prosperity Bancshares, Inc.	8,609	587,737
Regions Financial Corp.	31,907	598,256
State Street Corp.	2,254	138,959
Truist Financial Corp.	13,260	628,922
Westamerica Bancorp.	4,195	233,494
Wintrust Financial Corp.	301	24,125
		7,958,677
Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	1,872	218,275
Ally Financial, Inc.	13,800	462,438
Ameriprise Financial, Inc.	3,971	943,827
Bread Financial Holdings, Inc.	260	9,636
Discover Financial Services	5,711	540,146
Evercore, Inc. Class A	201	18,816
Janus Henderson Group PLC	907	21,324
T. Rowe Price Group, Inc.	5,749	653,144
		2,867,606
Insurance — 8.3%
Aflac, Inc.	8,734	483,252
Alleghany Corp. (a)	1,400	1,166,340
The Allstate Corp.	12,756	1,616,568
Arch Capital Group Ltd. (a)	17,900	814,271
Assurant, Inc.	295	50,991
Axis Capital Holdings Ltd.	409	23,350
Chubb Ltd.	974	191,469
Equitable Holdings, Inc.	20,472	533,705
Fidelity National Financial, Inc.	21,700	802,032
The Hanover Insurance Group, Inc.	2,282	333,742
The Hartford Financial Services Group, Inc.	9,847	644,289
Loews Corp.	5,300	314,078
Markel Corp. (a)	400	517,300
Old Republic International Corp.	19,500	436,020
Reinsurance Group of America, Inc.	9,392	1,101,588
Willis Towers Watson PLC	1,000	197,390
		9,226,385

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 0.3%
The Carlyle Group, Inc.	11,190	$354,275
Real Estate — 1.0%
CBRE Group, Inc. Class A (a)	7,972	586,819
Jones Lang LaSalle, Inc. (a)	2,671	467,051
		1,053,870
Real Estate Investment Trusts (REITS) — 6.2%
Annaly Capital Management, Inc.	109,500	647,145
Apartment Income REIT Corp.	7,784	323,814
Duke Realty Corp.	5,546	304,753
Equinix, Inc.	781	513,133
Essex Property Trust, Inc.	1,296	338,917
Gaming and Leisure Properties, Inc.	15,850	726,881
Healthcare Trust of America, Inc. Class A	14,708	410,500
Healthpeak Properties, Inc.	22,467	582,120
JBG SMITH Properties	33,143	783,500
Realty Income Corp.	4,714	321,778
Regency Centers Corp.	8,025	475,963
SBA Communications Corp.	1,048	335,412
VICI Properties, Inc.	11,646	346,934
Weyerhaeuser Co.	23,765	787,097
		6,897,947
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	17,778	163,202
		28,521,962
Industrial — 12.7%
Building Materials — 1.6%
Builders FirstSource, Inc. (a)	5,500	295,350
Cie de Saint-Gobain	7,604	330,306
Louisiana-Pacific Corp.	8,263	433,064
Masco Corp.	9,409	476,095
MDU Resources Group, Inc.	1,049	28,313
Owens Corning	3,507	260,605
		1,823,733
Electrical Components & Equipment — 0.7%
Acuity Brands, Inc.	186	28,651
Emerson Electric Co.	9,913	788,480
		817,131
Electronics — 2.5%
Agilent Technologies, Inc.	165	19,597
Atkore, Inc. (a)	2,176	180,630
Flex Ltd. (a)	24,000	347,280
Hubbell, Inc.	785	140,185
nVent Electric PLC	25,593	801,829
TE Connectivity Ltd.	3,514	397,609
Trimble, Inc. (a)	2,122	123,564

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vontier Corp.	32,602	$749,520
		2,760,214
Engineering & Construction — 0.2%
Vinci SA	2,377	213,551
Environmental Controls — 0.2%
Republic Services, Inc.	1,416	185,312
Hand & Machine Tools — 0.5%
Snap-on, Inc.	2,176	428,737
Stanley Black & Decker, Inc.	1,505	157,814
		586,551
Machinery – Construction & Mining — 0.7%
Oshkosh Corp.	9,676	794,787
Machinery – Diversified — 0.5%
CNH Industrial NV	25,400	294,386
Crane Holdings Co.	257	22,503
IMI PLC	12,629	180,343
		497,232
Miscellaneous - Manufacturing — 1.3%
A.O. Smith Corp.	6,160	336,829
Parker-Hannifin Corp.	2,201	541,556
Textron, Inc.	9,509	580,714
		1,459,099
Packaging & Containers — 2.6%
Amcor PLC	9,532	118,483
Berry Global Group, Inc. (a)	6,000	327,840
Graphic Packaging Holding Co.	29,000	594,500
Packaging Corp. of America	3,036	417,450
Sealed Air Corp.	8,360	482,539
Sonoco Products Co.	6,941	395,915
WestRock Co.	13,281	529,115
		2,865,842
Shipbuilding — 1.1%
Huntington Ingalls Industries, Inc.	5,416	1,179,713
Transportation — 0.8%
Expeditors International of Washington, Inc.	5,048	491,978
Heartland Express, Inc.	16,793	233,591
Knight-Swift Transportation Holdings, Inc.	819	37,911
Ryder System, Inc.	1,979	140,628
		904,108
		14,087,273
Technology — 4.2%
Computers — 2.7%
Amdocs Ltd.	3,991	332,490

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dell Technologies, Inc.	2,542	$117,466
DXC Technology Co. (a)	9,251	280,398
Fortinet, Inc. (a)	380	21,500
HP, Inc.	29,744	975,008
Lumentum Holdings, Inc. (a)	2,661	211,337
Western Digital Corp. (a)	23,774	1,065,789
		3,003,988
Semiconductors — 0.4%
Applied Materials, Inc.	1,529	139,108
Teradyne, Inc.	3,600	322,380
		461,488
Software — 1.1%
Cadence Design Systems, Inc. (a)	106	15,903
DocuSign, Inc. (a)	61	3,500
Dropbox, Inc. Class A (a)	736	15,449
Manhattan Associates, Inc. (a)	229	26,243
Open Text Corp.	10,067	380,935
SS&C Technologies Holdings, Inc	6,500	377,455
Synopsys, Inc. (a)	1,171	355,633
Teradata Corp. (a)	409	15,137
		1,190,255
		4,655,731
Utilities — 9.9%
Electric — 7.8%
CenterPoint Energy, Inc.	33,793	999,597
CMS Energy Corp.	7,885	532,238
Constellation Energy Corp.	2,519	144,238
DTE Energy Co.	4,013	508,648
Edison International	12,730	805,045
Entergy Corp.	5,910	665,702
Evergy, Inc.	13,976	911,934
Eversource Energy	10,607	895,973
NorthWestern Corp.	9,279	546,812
OGE Energy Corp.	17,000	655,520
PG&E Corp. (a)	6,681	66,676
Pinnacle West Capital Corp.	6,128	448,079
Vistra Corp.	28,400	648,940
Xcel Energy, Inc.	11,212	793,361
		8,622,763
Gas — 2.1%
Atmos Energy Corp.	1,305	146,291
National Fuel Gas Co.	459	30,317
NiSource, Inc.	26,000	766,740
Spire, Inc.	8,233	612,288

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UGI Corp.	20,400	$787,644
		2,343,280
		10,966,043

TOTAL COMMON STOCK (Cost $114,867,572)		107,439,754

PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.2%
Household Products & Wares — 0.2%
Henkel AG & Co. KGaA	3,389	208,762

TOTAL PREFERRED STOCK (Cost $218,991)		208,762

TOTAL EQUITIES (Cost $115,086,563)		107,648,516

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	299,240	299,240

TOTAL MUTUAL FUNDS (Cost $299,240)		299,240

TOTAL LONG-TERM INVESTMENTS (Cost $115,385,803)		107,947,756

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (e)	$1,149,718	$1,149,718

TOTAL SHORT-TERM INVESTMENTS (Cost $1,149,718)		1,149,718

TOTAL INVESTMENTS — 98.3% (Cost $116,535,521) (f)		109,097,474

Other Assets/(Liabilities) — 1.7%		1,844,904

NET ASSETS — 100.0%		$110,942,378

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $1,267,523 or 1.14% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,010,515 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,149,726. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,172,716.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/30/22	GBP	11,103	USD	$13,644	$(106)
Bank of America N.A.	9/30/22	JPY	490,875	USD	3,634	7
Bank of America N.A.	9/30/22	USD	107,886	JPY	14,473,800	545
Bank of America N.A.	9/30/22	USD	427,945	GBP	348,487	3,017
JP Morgan Chase Bank	9/30/22	USD	1,975,734	EUR	1,868,375	5,548
UBS AG	9/30/22	USD	201,971	NOK	2,009,306	(2,422)
						$6,589

Currency Legend

USD	U.S. Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

MassMutual Small Cap Value Equity Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 8.0%
Chemicals — 3.8%
Axalta Coating Systems Ltd. (a)	12,659	$279,890
Cabot Corp.	11,945	761,972
Element Solutions, Inc.	27,955	497,599
H.B. Fuller Co.	4,653	280,157
Orion Engineered Carbons SA	14,625	227,126
		2,046,744
Forest Products & Paper — 0.6%
Neenah, Inc.	10,328	352,598
Iron & Steel — 1.8%
Allegheny Technologies, Inc. (a)	42,050	954,955
Mining — 1.8%
Ferroglobe PLC (a)	45,692	271,411
Kaiser Aluminum Corp.	8,791	695,280
		966,691
		4,320,988
Communications — 3.3%
Internet — 1.1%
ePlus, Inc. (a)	5,330	283,129
Shutterstock, Inc.	5,031	288,327
		571,456
Media — 0.6%
WideOpenWest, Inc. (a)	17,092	311,246
Telecommunications — 1.6%
Ciena Corp. (a)	10,025	458,142
Infinera Corp. (a)	78,599	421,291
		879,433
		1,762,135
Consumer, Cyclical — 11.9%
Apparel — 1.3%
Deckers Outdoor Corp. (a)	1,281	327,103
Kontoor Brands, Inc.	11,750	392,098
		719,201

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 5.2%
Adient PLC (a)	24,434	$723,980
American Axle & Manufacturing Holdings, Inc. (a)	89,058	670,607
Gentherm, Inc. (a)	14,280	891,215
Visteon Corp. (a)	4,699	486,722
		2,772,524
Food Services — 0.9%
Aramark	15,518	475,316
Home Builders — 1.1%
Century Communities, Inc.	6,394	287,538
TRI Pointe Homes, Inc. (a)	19,331	326,114
		613,652
Home Furnishing — 0.8%
Whirlpool Corp.	2,850	441,380
Lodging — 0.3%
Wyndham Hotels & Resorts, Inc.	2,839	186,579
Office Furnishings — 1.1%
Interface, Inc.	45,247	567,397
Retail — 0.4%
Five Below, Inc. (a)	1,670	189,428
Textiles — 0.8%
UniFirst Corp.	2,516	433,205
		6,398,682
Consumer, Non-cyclical — 14.9%
Agriculture — 1.6%
Darling Ingredients, Inc. (a)	14,665	876,967
Beverages — 0.6%
C&C Group PLC (a)	136,677	306,655
Commercial Services — 5.5%
BrightView Holdings, Inc. (a)	22,203	266,436
CBIZ, Inc. (a)	6,328	252,867
Huron Consulting Group, Inc. (a)	11,315	735,362
ICF International, Inc.	4,023	382,185
Monro, Inc.	9,468	405,988
Sterling Check Corp. (a) (b)	13,804	225,143
WillScot Mobile Mini Holdings Corp. (a)	21,370	692,815
		2,960,796
Food — 2.3%
Cranswick PLC	8,746	327,752
Post Holdings, Inc. (a)	2,954	243,262
SunOpta, Inc. (a)	49,350	383,943
United Natural Foods, Inc. (a)	7,575	298,455
		1,253,412

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 1.7%
Haemonetics Corp. (a)	8,649	$563,742
ICU Medical, Inc. (a)	2,050	336,999
		900,741
Health Care – Services — 0.8%
Syneos Health, Inc. (a)	5,923	424,561
Household Products & Wares — 1.7%
ACCO Brands Corp.	41,142	268,657
Spectrum Brands Holdings, Inc.	7,526	617,283
		885,940
Pharmaceuticals — 0.7%
Owens & Minor, Inc.	12,323	387,558
		7,996,630
Energy — 1.2%
Oil & Gas — 0.5%
Brigham Minerals, Inc. Class A	12,091	297,801
Oil & Gas Services — 0.7%
NOW, Inc. (a)	39,180	383,181
		680,982
Financial — 23.5%
Banks — 11.9%
1st Source Corp.	4,629	210,157
Atlantic Union Bankshares Corp.	8,244	279,637
Cadence Bank	12,148	285,235
Eastern Bankshares, Inc.	18,642	344,131
First Citizens BancShares, Inc. Class A	649	424,303
First Interstate BancSystem, Inc. Class A	8,395	319,933
Hancock Whitney Corp.	9,016	399,679
International Bancshares Corp.	9,599	384,728
OFG Bancorp	35,528	902,411
Old National Bancorp	48,402	715,866
Synovus Financial Corp.	9,185	331,119
Texas Capital Bancshares, Inc. (a)	16,042	844,451
Umpqua Holdings Corp.	41,249	691,746
Webster Financial Corp.	6,591	277,811
		6,411,207
Diversified Financial Services — 0.7%
Air Lease Corp.	11,115	371,574
Insurance — 5.0%
Assured Guaranty Ltd.	5,713	318,729
Kemper Corp.	9,689	464,103
NMI Holdings, Inc. Class A (a)	19,648	327,139
ProAssurance Corp.	14,058	332,191
Reinsurance Group of America, Inc.	3,680	431,627
SiriusPoint Ltd. (a)	35,272	191,174

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
White Mountains Insurance Group Ltd.	486	$605,619
		2,670,582
Real Estate — 0.5%
Alexander & Baldwin, Inc.	15,536	278,871
Real Estate Investment Trusts (REITS) — 4.6%
Brandywine Realty Trust	19,197	185,059
Centerspace	4,453	363,142
Global Medical REIT, Inc.	15,390	172,830
LXP Industrial Trust	15,857	170,304
Pebblebrook Hotel Trust	17,767	294,399
Phillips Edison & Co., Inc.	10,481	350,170
Piedmont Office Realty Trust, Inc. Class A	24,585	322,555
PotlatchDeltic Corp.	5,070	224,044
RPT Realty	36,716	360,918
		2,443,421
Savings & Loans — 0.8%
Banc of California, Inc.	25,679	452,464
		12,628,119
Industrial — 24.3%
Aerospace & Defense — 0.6%
Hexcel Corp.	6,585	344,461
Building Materials — 3.8%
American Woodmark Corp. (a)	5,692	256,197
Apogee Enterprises, Inc.	17,784	697,488
The AZEK Co., Inc (a)	7,673	128,446
Gibraltar Industries, Inc. (a)	17,185	665,919
Tyman PLC	102,846	298,740
		2,046,790
Electrical Components & Equipment — 1.8%
Belden, Inc.	8,326	443,526
Encore Wire Corp.	4,780	496,738
		940,264
Electronics — 2.9%
CTS Corp.	11,474	390,690
FARO Technologies, Inc. (a)	8,338	257,061
II-VI, Inc. (a) (b)	9,590	488,610
National Instruments Corp.	7,370	230,165
Vishay Precision Group, Inc. (a)	6,946	202,337
		1,568,863
Engineering & Construction — 0.5%
Primoris Services Corp.	12,002	261,163
Environmental Controls — 1.6%
Clean Harbors, Inc. (a)	3,680	322,626

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Harsco Corp. (a)	75,920	$539,791
		862,417
Hand & Machine Tools — 3.2%
Enerpac Tool Group Corp.	44,058	837,983
Kennametal, Inc.	25,411	590,298
Luxfer Holdings PLC	17,695	267,548
		1,695,829
Machinery – Diversified — 0.4%
Thermon Group Holdings, Inc. (a)	13,920	195,576
Metal Fabricate & Hardware — 0.7%
Standex International Corp.	4,566	387,105
Miscellaneous - Manufacturing — 1.3%
John Bean Technologies Corp.	3,006	331,922
Materion Corp.	5,323	392,465
		724,387
Packaging & Containers — 2.2%
Sealed Air Corp.	10,437	602,424
TriMas Corp.	20,438	565,928
		1,168,352
Transportation — 3.5%
Air Transport Services Group, Inc. (a)	33,293	956,508
Dorian LPG Ltd.	13,733	208,742
Kirby Corp. (a)	11,729	713,592
		1,878,842
Trucking & Leasing — 1.8%
GATX Corp.	3,726	350,840
The Greenbrier Cos., Inc.	17,752	638,895
		989,735
		13,063,784
Technology — 9.5%
Computers — 3.0%
Science Applications International Corp.	5,061	471,179
Super Micro Computer, Inc. (a)	18,450	744,458
WNS Holdings Ltd. ADR (a)	5,382	401,712
		1,617,349
Semiconductors — 4.4%
Azenta, Inc.	8,576	618,330
Cohu, Inc. (a)	20,624	572,316
Diodes, Inc. (a)	8,708	562,276
Photronics, Inc. (a)	30,155	587,419
		2,340,341

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.1%
ACI Worldwide, Inc. (a)	13,938	$360,855
Concentrix Corp.	2,358	319,839
Progress Software Corp.	10,287	466,001
		1,146,695
		5,104,385
Utilities — 2.1%
Electric — 0.4%
Portland General Electric Co.	5,046	243,873
Gas — 1.7%
New Jersey Resources Corp.	6,171	274,794
Spire, Inc.	2,886	214,632
UGI Corp.	10,485	404,826
		894,252
		1,138,125

TOTAL COMMON STOCK (Cost $48,984,910)		53,093,830

TOTAL EQUITIES (Cost $48,984,910)		53,093,830

TOTAL LONG-TERM INVESTMENTS (Cost $48,984,910)		53,093,830

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (c)	$935,449	935,449

TOTAL SHORT-TERM INVESTMENTS (Cost $935,449)		935,449

TOTAL INVESTMENTS — 100.5% (Cost $49,920,359) (d)		54,029,279

Other Assets/(Liabilities) — (0.5)%		(245,775)

NET ASSETS — 100.0%		$53,783,504

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $714,153 or 1.33% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $732,094 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $935,455. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $954,255.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Company Value Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 3.1%
Chemicals — 2.1%
AdvanSix, Inc.	31,060	$1,038,647
H.B. Fuller Co.	27,430	1,651,560
Innospec, Inc.	12,700	1,216,533
Minerals Technologies, Inc.	12,751	782,146
		4,688,886
Iron & Steel — 1.0%
Allegheny Technologies, Inc. (a)	72,586	1,648,428
Carpenter Technology Corp.	15,415	430,233
		2,078,661
		6,767,547
Communications — 2.1%
Advertising — 0.2%
Entravision Communications Corp. Class A	105,220	479,803
Internet — 0.8%
Criteo SA Sponsored ADR (a)	66,911	1,632,629
Solo Brands, Inc. Class A (a) (b)	34,639	140,634
		1,773,263
Media — 0.1%
Townsquare Media, Inc. Class A (a)	11,915	97,584
Telecommunications — 1.0%
A10 Networks, Inc.	93,319	1,341,927
Casa Systems, Inc. (a)	222,410	874,071
		2,215,998
		4,566,648
Consumer, Cyclical — 18.2%
Airlines — 0.6%
SkyWest, Inc. (a)	58,415	1,241,319
Apparel — 0.6%
Tapestry, Inc.	45,383	1,385,089
Auto Manufacturers — 1.2%
Blue Bird Corp. (a) (b)	88,306	813,298

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
REV Group, Inc. (b)	156,480	$1,700,938
		2,514,236
Auto Parts & Equipment — 2.1%
Dana, Inc.	98,796	1,390,060
The Goodyear Tire & Rubber Co. (a)	186,760	2,000,199
The Shyft Group, Inc.	67,778	1,259,993
		4,650,252
Distribution & Wholesale — 1.2%
A-Mark Precious Metals, Inc.	14,614	471,302
H&E Equipment Services, Inc.	46,688	1,352,551
KAR Auction Services, Inc. (a)	49,624	732,946
		2,556,799
Entertainment — 2.1%
Accel Entertainment, Inc. (a)	52,124	553,557
IMAX Corp. (a)	93,450	1,578,370
Penn National Gaming, Inc. (a)	9,518	289,538
Scientific Games Corp. Class A (a)	15,590	732,574
Six Flags Entertainment Corp. (a)	66,710	1,447,607
		4,601,646
Food Services — 0.1%
Healthcare Services Group, Inc.	18,125	315,556
Home Builders — 2.2%
KB Home	58,880	1,675,725
Skyline Champion Corp. (a)	23,655	1,121,720
Taylor Morrison Home Corp. (a)	87,799	2,050,985
		4,848,430
Home Furnishing — 0.8%
MillerKnoll, Inc.	66,310	1,741,964
Leisure Time — 1.2%
Brunswick Corp.	18,532	1,211,622
Malibu Boats, Inc. Class A (a)	13,642	719,070
OneWater Marine, Inc. Class A (a)	18,818	621,935
		2,552,627
Lodging — 0.7%
Boyd Gaming Corp.	5,835	290,291
Hilton Grand Vacations, Inc. (a)	35,310	1,261,627
		1,551,918
Retail — 5.3%
Beacon Roofing Supply, Inc. (a)	18,593	954,936
Citi Trends, Inc. (a) (b)	35,730	845,014
Dave & Buster’s Entertainment, Inc. (a)	20,236	663,336
Dine Brands Global, Inc. (b)	25,270	1,644,572
Genesco, Inc. (a)	29,660	1,480,331
GMS, Inc. (a)	18,518	824,051
MarineMax, Inc. (a)	20,369	735,728

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Papa John’s International, Inc.	17,990	$1,502,525
Penske Automotive Group, Inc.	13,046	1,365,786
Red Robin Gourmet Burgers, Inc. (a)	23,754	190,745
Sally Beauty Holdings, Inc. (a)	116,310	1,386,415
		11,593,439
Textiles — 0.1%
UniFirst Corp.	1,708	294,083
		39,847,358
Consumer, Non-cyclical — 13.3%
Commercial Services — 5.3%
Adtalem Global Education, Inc. (a)	50,529	1,817,528
AMN Healthcare Services, Inc. (a)	3,906	428,527
Barrett Business Services, Inc.	5,375	391,676
The Brink’s Co.	23,936	1,453,155
Deluxe Corp.	30,460	660,068
Euronet Worldwide, Inc. (a)	2,601	261,635
EVERTEC, Inc.	42,179	1,555,562
Herc Holdings, Inc.	17,334	1,562,660
Korn Ferry	50,805	2,947,706
Loomis AB	22,459	549,060
		11,627,577
Cosmetics & Personal Care — 0.6%
Edgewell Personal Care Co.	36,060	1,244,791
Food — 1.8%
The Hain Celestial Group, Inc. (a)	71,474	1,696,793
Nomad Foods Ltd. (a)	110,108	2,201,059
		3,897,852
Health Care – Products — 1.2%
Integra LifeSciences Holdings Corp. (a)	37,070	2,002,892
Varex Imaging Corp. (a)	19,768	422,838
Zimvie, Inc. (a)	11,113	177,919
		2,603,649
Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a)	36,630	2,477,287
MEDNAX, Inc. (a)	114,110	2,397,451
National HealthCare Corp.	2,314	161,749
Syneos Health, Inc. (a)	19,190	1,375,539
		6,412,026
Household Products & Wares — 0.9%
Spectrum Brands Holdings, Inc.	24,019	1,970,038
Pharmaceuticals — 0.6%
Embecta Corp. (a)	18,850	477,282

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Patterson Cos., Inc.	31,540	$955,662
		1,432,944
		29,188,877
Energy — 3.8%
Energy – Alternate Sources — 0.8%
Enviva, Inc. (b)	7,510	429,722
Infrastructure and Energy Alternatives, Inc. (a) (b)	171,350	1,375,941
		1,805,663
Oil & Gas — 2.6%
Earthstone Energy, Inc. Class A (a) (b)	11,567	157,889
Helmerich & Payne, Inc.	54,700	2,355,382
HF Sinclair Corp.	42,630	1,925,171
Magnolia Oil & Gas Corp. Class A	62,290	1,307,467
		5,745,909
Oil & Gas Services — 0.4%
ChampionX Corp.	42,941	852,379
NCS Multistage Holdings, Inc. (a)	897	27,448
		879,827
		8,431,399
Financial — 34.6%
Banks — 18.8%
1st Source Corp.	34,898	1,584,369
Ameris Bancorp	22,717	912,769
Associated Banc-Corp.	99,359	1,814,295
Bank of Marin Bancorp	28,346	900,836
BankUnited, Inc.	86,513	3,077,267
Carter Bankshares, Inc. (a)	71,265	940,698
ConnectOne Bancorp, Inc.	14,900	364,305
F.N.B. Corp.	116,020	1,259,977
First BanCorp	273,769	3,534,358
First Hawaiian, Inc.	7,847	178,205
First Interstate BancSystem, Inc. Class A	10,766	410,292
First Merchants Corp.	5,941	211,618
First Mid Bancshares, Inc.	4,599	164,046
HarborOne Bancorp, Inc.	130,967	1,806,035
Heritage Financial Corp.	73,932	1,860,129
Home BancShares, Inc.	45,540	945,866
Independent Bank Corp.	5,438	431,940
Independent Bank Group, Inc.	38,950	2,645,095
Old National Bancorp	88,108	1,303,117
Origin Bancorp, Inc.	9,374	363,711
Premier Financial Corp.	49,356	1,251,175
QCR Holdings, Inc.	5,490	296,405
Sandy Spring Bancorp, Inc.	33,329	1,302,164
SouthState Corp.	19,232	1,483,749
Synovus Financial Corp.	49,797	1,795,182
Texas Capital Bancshares, Inc. (a)	37,520	1,975,053
Towne Bank	13,641	370,353
TriCo Bancshares	37,596	1,715,882

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UMB Financial Corp.	17,055	$1,468,436
Umpqua Holdings Corp.	80,454	1,349,214
Valley National Bancorp	100,307	1,044,196
Veritex Holdings, Inc.	25,084	733,958
Webster Financial Corp.	39,792	1,677,233
		41,171,928
Diversified Financial Services — 1.4%
Enact Holdings, Inc.	6,526	140,178
Moelis & Co. Class A	47,571	1,871,919
Stifel Financial Corp.	19,945	1,117,319
		3,129,416
Insurance — 2.9%
Axis Capital Holdings Ltd.	24,278	1,386,031
The Hanover Insurance Group, Inc.	12,600	1,842,750
James River Group Holdings Ltd.	4,207	104,250
ProAssurance Corp.	18,597	439,447
Selective Insurance Group, Inc.	29,562	2,570,120
		6,342,598
Investment Companies — 0.6%
Compass Diversified Holdings	62,718	1,343,420
Private Equity — 0.1%
Patria Investments Ltd.	14,892	196,872
Real Estate Investment Trusts (REITS) — 7.9%
Brandywine Realty Trust	54,956	529,776
Broadstone Net Lease, Inc.	107,230	2,199,287
CareTrust REIT, Inc.	25,175	464,227
Cousins Properties, Inc.	52,439	1,532,792
Easterly Government Properties, Inc.	14,645	278,841
Four Corners Property Trust, Inc.	23,406	622,366
Getty Realty Corp.	10,683	283,100
Healthcare Realty Trust, Inc.	8,436	229,459
Highwoods Properties, Inc.	7,328	250,544
Independence Realty Trust, Inc.	119,150	2,469,980
Kite Realty Group Trust	14,387	248,751
National Health Investors, Inc.	7,986	484,031
National Storage Affiliates Trust	25,644	1,283,995
NETSTREIT Corp.	81,150	1,531,301
Physicians Realty Trust	155,444	2,712,498
Sabra Health Care REIT, Inc.	15,326	214,104
STAG Industrial, Inc.	54,018	1,668,076
Summit Hotel Properties, Inc. (a)	33,005	239,946
		17,243,074
Savings & Loans — 2.9%
Berkshire Hills Bancorp, Inc.	81,230	2,012,067
Pacific Premier Bancorp, Inc.	75,339	2,202,912
Provident Financial Services, Inc.	16,538	368,136

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WSFS Financial Corp.	45,476	$1,823,133
		6,406,248
		75,833,556
Industrial — 16.1%
Building Materials — 1.3%
Hayward Holdings, Inc. (a)	25,985	373,924
Masonite International Corp. (a)	19,307	1,483,357
Mohawk Industries, Inc. (a)	4,054	503,061
Tecnoglass, Inc.	32,812	575,850
		2,936,192
Electrical Components & Equipment — 1.2%
Belden, Inc.	46,646	2,484,833
Graham Corp.	10,385	71,864
		2,556,697
Electronics — 2.7%
Advanced Energy Industries, Inc.	4,113	300,167
Avnet, Inc.	28,663	1,229,070
Coherent, Inc. (a)	1,242	330,645
II-VI, Inc. (a) (b)	33,314	1,697,348
TTM Technologies, Inc. (a)	139,774	1,747,175
Vontier Corp.	24,391	560,749
		5,865,154
Engineering & Construction — 3.0%
Arcosa, Inc.	37,250	1,729,517
Dycom Industries, Inc. (a)	35,048	3,260,866
Great Lakes Dredge & Dock Corp. (a)	128,850	1,689,224
		6,679,607
Environmental Controls — 0.1%
CECO Environmental Corp. (a)	24,592	147,060
Charah Solutions, Inc. (a) (b)	29,837	111,591
		258,651
Hand & Machine Tools — 0.1%
Luxfer Holdings PLC	10,396	157,188
Machinery – Construction & Mining — 1.0%
The Manitowoc Co., Inc. (a)	77,850	819,760
Terex Corp.	48,259	1,320,849
		2,140,609
Machinery – Diversified — 2.5%
Cactus, Inc. Class A	45,290	1,823,828
DXP Enterprises, Inc. (a)	12,933	396,138
Enovis Corp. (a)	11,346	624,030
Esab Corp.	11,075	484,531
Gates Industrial Corp. PLC (a)	72,452	783,206

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ichor Holdings Ltd. (a)	49,750	$1,292,505
		5,404,238
Metal Fabricate & Hardware — 0.8%
The Timken Co.	31,440	1,667,892
Miscellaneous - Manufacturing — 0.0%
DIRTT Environmental Solutions (a) (b)	61,401	65,699
Packaging & Containers — 0.9%
Graphic Packaging Holding Co.	65,396	1,340,618
Karat Packaging, Inc. (a)	5,242	89,428
Pactiv Evergreen, Inc.	66,359	660,936
		2,090,982
Transportation — 2.3%
ArcBest Corp.	33,720	2,372,877
Kirby Corp. (a)	23,380	1,422,439
Star Bulk Carriers Corp.	53,880	1,346,461
		5,141,777
Trucking & Leasing — 0.2%
GATX Corp.	4,296	404,511
		35,369,197
Technology — 6.0%
Computers — 0.5%
Unisys Corp. (a)	85,922	1,033,642
Semiconductors — 1.8%
Cohu, Inc. (a)	19,248	534,132
Kulicke & Soffa Industries, Inc.	47,580	2,036,900
Magnachip Semiconductor Corp. (a)	98,380	1,429,461
		4,000,493
Software — 3.7%
ACI Worldwide, Inc. (a)	63,110	1,633,918
Avaya Holdings Corp. (a)	68,259	152,900
Change Healthcare, Inc. (a)	101,400	2,338,284
CommVault Systems, Inc. (a)	24,337	1,530,797
Donnelley Financial Solutions, Inc. (a)	23,691	693,909
IBEX Holdings Ltd. (a)	11,724	197,784
Teradata Corp. (a)	39,278	1,453,679
		8,001,271
		13,035,406
Utilities — 2.3%
Electric — 1.3%
ALLETE, Inc.	3,770	221,601
IDACORP, Inc.	22,820	2,417,094

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PNM Resources, Inc.	5,924	$283,049
		2,921,744
Gas — 1.0%
Northwest Natural Holding Co.	2,666	141,564
Southwest Gas Holdings, Inc.	22,037	1,918,982
		2,060,546
		4,982,290

TOTAL COMMON STOCK (Cost $232,336,032)		218,022,278

TOTAL EQUITIES (Cost $232,336,032)		218,022,278

MUTUAL FUNDS — 0.6%
Diversified Financial Services — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,208,040	1,208,040

TOTAL MUTUAL FUNDS (Cost $1,208,040)		1,208,040

TOTAL LONG-TERM INVESTMENTS (Cost $233,544,072)		219,230,318

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (d)	$2,274,810	2,274,810

TOTAL SHORT-TERM INVESTMENTS (Cost $2,274,810)		2,274,810

TOTAL INVESTMENTS — 101.1% (Cost $235,818,882) (e)		221,505,128

Other Assets/(Liabilities) — (1.1)%		(2,336,397)

NET ASSETS — 100.0%		$219,168,731

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $5,423,788 or 2.47% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,357,596 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,274,825. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 11/15/24, and an aggregate market value, including accrued interest, of $2,320,413.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	9/30/22	USD	464,866	SEK	4,719,085	$1,848

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Mid Cap Growth Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.5%
Basic Materials — 0.8%
Chemicals — 0.8%
RPM International, Inc.	383,000	$30,149,760
The Sherwin-Williams Co.	57,052	12,774,512
		42,924,272
		42,924,272
Communications — 4.7%
Advertising — 0.7%
The Trade Desk, Inc. Class A (a)	923,898	38,702,087
Internet — 2.5%
Chewy, Inc. Class A (a) (b)	254,776	8,845,823
DoorDash, Inc., Class A (a)	171,000	10,973,070
Farfetch Ltd. Class A (a)	476,000	3,408,160
Lyft, Inc. Class A (a)	522,775	6,942,452
Match Group, Inc. (a)	230,000	16,028,700
Okta, Inc. (a)	139,592	12,619,117
Palo Alto Networks, Inc. (a)	97,499	48,158,656
Roku, Inc. (a)	104,735	8,602,933
Spotify Technology SA (a)	204,000	19,141,320
Vimeo, Inc. (a)	577,000	3,473,540
		138,193,771
Media — 0.8%
Liberty Media Corp-Liberty Formula One Class C (a)	666,000	42,271,020
Telecommunications — 0.7%
Arista Networks, Inc. (a)	162,150	15,199,941
Corning, Inc.	689,000	21,710,390
		36,910,331
		256,077,209
Consumer, Cyclical — 15.0%
Airlines — 0.9%
Azul SA ADR (a) (b)	544,305	3,864,566
Southwest Airlines Co. (a)	1,218,000	43,994,160
		47,858,726
Apparel — 0.2%
Deckers Outdoor Corp. (a)	55,000	14,044,250

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.3%
Rivian Automotive, Inc. Class A (a)	619,462	$15,944,952
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	151,356	5,050,750
Distribution & Wholesale — 0.2%
Leslie’s, Inc. (a) (b)	815,583	12,380,550
Entertainment — 1.5%
Caesars Entertainment, Inc. (a)	630,859	24,161,900
DraftKings, Inc. Class A (a)	602,000	7,025,340
Live Nation Entertainment, Inc. (a)	318,396	26,293,141
Vail Resorts, Inc.	115,000	25,075,750
		82,556,131
Leisure Time — 0.4%
Planet Fitness, Inc. Class A (a)	348,837	23,724,404
Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	488,000	54,382,720
MGM Resorts International	1,248,000	36,129,600
		90,512,320
Retail — 8.5%
Advance Auto Parts, Inc.	88,443	15,308,599
Bath & Body Works, Inc.	453,000	12,194,760
Burlington Stores, Inc. (a)	461,848	62,917,553
Carvana Co. (a) (b)	42,273	954,524
Casey’s General Stores, Inc.	239,000	44,210,220
Chipotle Mexican Grill, Inc. (a)	45,275	59,186,197
Darden Restaurants, Inc.	87,733	9,924,357
Dollar General Corp.	363,564	89,233,148
Dollar Tree, Inc. (a)	191,000	29,767,350
Domino’s Pizza, Inc.	85,000	33,125,350
Five Below, Inc. (a)	120,000	13,611,600
Floor & Decor Holdings, Inc. Class A (a)	82,577	5,199,048
Lululemon Athletica, Inc. (a)	29,000	7,905,690
O’Reilly Automotive, Inc. (a)	74,184	46,866,484
Olaplex Holdings, Inc. (a) (b)	390,000	5,495,100
Ross Stores, Inc.	370,818	26,042,548
Warby Parker, Inc. Class A (a)	140,000	1,576,400
		463,518,928
Toys, Games & Hobbies — 1.2%
Mattel, Inc. (a)	2,848,937	63,616,763
		819,207,774
Consumer, Non-cyclical — 30.9%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a) (b)	57,000	17,269,290
Biotechnology — 3.2%
Alnylam Pharmaceuticals, Inc. (a)	245,000	35,733,250
Apellis Pharmaceuticals, Inc. (a)	117,000	5,290,740
Argenx SE ADR (a)	99,000	37,509,120

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BioMarin Pharmaceutical, Inc. (a)	92,677	$7,680,143
CRISPR Therapeutics AG (a) (b)	61,152	3,716,207
Exelixis, Inc. (a)	352,000	7,328,640
Horizon Therapeutics PLC (a)	95,939	7,652,095
Illumina, Inc. (a)	17,881	3,296,541
Ionis Pharmaceuticals, Inc. (a)	647,000	23,951,940
Moderna, Inc. (a)	45,256	6,464,819
Sarepta Therapeutics, Inc. (a)	80,730	6,051,521
Seagen, Inc. (a)	117,000	20,701,980
Ultragenyx Pharmaceutical, Inc. (a)	117,000	6,980,220
		172,357,216
Commercial Services — 8.3%
Block, Inc. (a)	201,005	12,353,767
Bright Horizons Family Solutions, Inc. (a)	447,391	37,813,488
Cintas Corp.	80,936	30,232,024
Clarivate PLC (a)	1,735,000	24,047,100
CoStar Group, Inc. (a)	627,000	37,877,070
Dlocal Ltd. (a) (b)	551,291	14,471,389
Equifax, Inc.	230,000	42,039,400
FleetCor Technologies, Inc. (a)	259,000	54,418,490
Global Payments, Inc.	145,888	16,141,048
MarketAxess Holdings, Inc.	71,000	18,176,710
Moody’s Corp.	28,212	7,672,818
Multiplan Corp. (a) (b)	2,475,000	13,587,750
Paylocity Holding Corp. (a)	105,000	18,314,100
Quanta Services, Inc.	201,865	25,301,759
Terminix Global Holdings, Inc. (a)	486,000	19,755,900
TransUnion	574,000	45,914,260
Verisk Analytics, Inc.	212,000	36,695,080
		454,812,153
Food — 0.3%
TreeHouse Foods, Inc. (a)	432,622	18,092,252
Health Care – Products — 12.0%
Alcon, Inc.	686,150	47,955,024
Align Technology, Inc. (a)	33,796	7,998,499
Avantor, Inc. (a)	2,193,000	68,202,300
Bruker Corp.	1,072,000	67,278,720
The Cooper Cos., Inc.	187,000	58,553,440
Dentsply Sirona, Inc.	256,000	9,146,880
Edwards Lifesciences Corp. (a)	69,083	6,569,102
Exact Sciences Corp. (a)	337,962	13,312,323
Hologic, Inc. (a)	1,977,082	137,011,783
ICU Medical, Inc. (a)	138,000	22,685,820
IDEXX Laboratories, Inc. (a)	37,757	13,242,513
Inspire Medical Systems, Inc. (a)	38,238	6,984,935
Insulet Corp. (a)	64,952	14,155,639
Novocure Ltd. (a)	76,362	5,307,159
Quidelortho Corp. (a)	359,000	34,887,620
ResMed, Inc.	21,651	4,538,699
Teleflex, Inc.	405,467	99,684,062
West Pharmaceutical Services, Inc.	124,000	37,493,880
		655,008,398

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 4.4%
Acadia Healthcare Co., Inc. (a)	780,000	$52,751,400
agilon health, Inc. (a)	195,000	4,256,850
Amedisys, Inc. (a)	120,411	12,657,604
Catalent, Inc. (a)	1,057,000	113,405,530
Humana, Inc.	42,028	19,672,046
Molina Healthcare, Inc. (a)	122,654	34,295,285
		237,038,715
Household Products & Wares — 1.2%
Avery Dennison Corp.	288,000	46,618,560
Reynolds Consumer Products, Inc.	649,000	17,698,230
		64,316,790
Pharmaceuticals — 1.2%
Alkermes PLC (a)	347,000	10,337,130
DexCom, Inc. (a)	190,390	14,189,767
Elanco Animal Health, Inc. (a)	463,000	9,088,690
Neurocrine Biosciences, Inc. (a)	193,000	18,813,640
Perrigo Co. PLC	347,000	14,077,790
		66,507,017
		1,685,401,831
Energy — 2.2%
Energy – Alternate Sources — 0.1%
Shoals Technologies Group, Inc. Class A (a) (b)	394,000	6,493,120
Oil & Gas — 1.7%
Coterra Energy, Inc.	1,881,789	48,531,338
Pioneer Natural Resources Co.	115,000	25,654,200
SM Energy Co.	234,094	8,003,674
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (a) (c) (d) (e)	216	1,285,237
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (a) (c) (d) (e)	1,328	7,901,826
		91,376,275
Pipelines — 0.4%
Cheniere Energy, Inc.	169,000	22,482,070
		120,351,465
Financial — 6.9%
Banks — 0.5%
SVB Financial Group (a)	68,274	26,967,547
Diversified Financial Services — 2.4%
Apollo Global Management, Inc.	211,576	10,257,204
Cboe Global Markets, Inc.	269,900	30,549,981
LPL Financial Holdings, Inc.	166,012	30,625,894
Raymond James Financial, Inc.	151,000	13,500,910

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tradeweb Markets, Inc. Class A	686,000	$46,819,500
		131,753,489
Insurance — 2.6%
Aon PLC Class A	171,838	46,341,272
Assurant, Inc.	306,000	52,892,100
Axis Capital Holdings Ltd.	548,000	31,285,320
Kemper Corp.	190,000	9,101,000
		139,619,692
Private Equity — 1.4%
KKR & Co., Inc.	1,598,456	73,992,528
		372,333,256
Industrial — 17.1%
Building Materials — 0.9%
Builders FirstSource, Inc. (a)	212,549	11,413,881
Martin Marietta Materials, Inc.	133,000	39,798,920
		51,212,801
Electrical Components & Equipment — 0.2%
Littelfuse, Inc.	32,000	8,129,280
Electronics — 4.8%
Agilent Technologies, Inc.	865,188	102,758,379
Amphenol Corp. Class A	550,658	35,451,362
Fortive Corp.	761,000	41,383,180
II-VI, Inc. (a) (b)	87,028	4,434,076
Keysight Technologies, Inc. (a)	395,000	54,450,750
National Instruments Corp.	771,000	24,078,330
		262,556,077
Engineering & Construction — 0.2%
MasTec, Inc. (a)	180,186	12,912,129
Environmental Controls — 0.8%
Waste Connections, Inc.	347,756	43,107,834
Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	578,000	31,842,020
Machinery – Diversified — 3.4%
Cognex Corp.	340,000	14,456,800
Enovis Corp. (a)	454,000	24,970,000
Esab Corp.	461,000	20,168,750
IDEX Corp.	191,000	34,691,330
Ingersoll Rand, Inc.	2,101,000	88,410,080
		182,696,960
Miscellaneous - Manufacturing — 2.0%
Textron, Inc.	1,772,000	108,216,040
Packaging & Containers — 2.8%
Ball Corp.	1,555,203	106,951,310

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sealed Air Corp.	818,000	$47,214,960
		154,166,270
Transportation — 1.4%
J.B. Hunt Transport Services, Inc.	390,000	61,413,300
Knight-Swift Transportation Holdings, Inc.	236,313	10,938,929
XPO Logistics, Inc. (a)	124,026	5,973,092
		78,325,321
		933,164,732
Technology — 18.9%
Computers — 3.5%
Crowdstrike Holdings, Inc. Class A (a)	177,000	29,835,120
EPAM Systems, Inc. (a)	81,626	24,061,712
Fortinet, Inc. (a)	1,265,000	71,573,700
Genpact Ltd.	450,583	19,086,696
KBR, Inc.	506,642	24,516,407
Leidos Holdings, Inc.	167,000	16,818,570
Thoughtworks Holding, Inc. (a) (b)	198,000	2,793,780
		188,685,985
Semiconductors — 6.4%
KLA Corp.	265,064	84,576,621
Lam Research Corp.	20,241	8,625,702
Lattice Semiconductor Corp. (a)	370,000	17,945,000
Marvell Technology, Inc.	1,906,357	82,983,720
Microchip Technology, Inc.	2,042,970	118,655,698
Monolithic Power Systems, Inc.	25,036	9,614,825
SiTime Corp. (a)	44,473	7,250,433
Wolfspeed, Inc. (a)	342,830	21,752,564
		351,404,563
Software — 9.0%
Atlassian Corp. PLC Class A (a)	190,310	35,664,094
Autodesk, Inc. (a)	38,896	6,688,556
Bill.com Holdings, Inc. (a)	179,575	19,742,475
Black Knight, Inc. (a)	559,000	36,553,010
Broadridge Financial Solutions, Inc.	91,000	12,972,050
CCC Intelligent Solutions Holdings, Inc. (a)	2,159,000	19,862,800
Ceridian HCM Holding, Inc. (a)	270,000	12,711,600
Clear Secure Inc. Class A (a)	91,000	1,820,000
DocuSign, Inc. (a)	228,000	13,082,640
Doximity, Inc. Class A (a) (b)	273,000	9,505,860
Fair Isaac Corp. (a)	90,826	36,412,143
HubSpot, Inc. (a)	35,281	10,607,233
MongoDB, Inc. (a)	41,745	10,832,828
MSCI, Inc.	46,356	19,105,625
nCino, Inc. (a) (b)	135,000	4,174,200
Paycom Software, Inc. (a)	86,090	24,115,531
Playtika Holding Corp. (a)	469,000	6,209,560
PTC, Inc. (a)	266,000	28,286,440
Roper Technologies, Inc.	98,000	38,675,700
SentinelOne Inc. Class A (a)	270,000	6,299,100
Signify Health, Inc. Class A (a) (b)	906,922	12,515,523

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Synopsys, Inc. (a)	139,000	$42,214,300
Veeva Systems, Inc. Class A (a)	400,426	79,300,365
Workday, Inc. Class A (a)	24,001	3,350,060
		490,701,693
		1,030,792,241

TOTAL COMMON STOCK (Cost $4,902,852,850)		5,260,252,780

PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $3,125,295) (a) (c) (d) (e)	149,925	3,125,295
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.0%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $3,678,889) (a) (c) (d) (e)	77,608	4,047,257
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $5,006,003) (a) (c) (d) (e)	618,025	4,066,605
		8,113,862
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series E (Acquired 11/19/21-12/01/21, Cost $10,196,717) (a) (c) (d) (e)	84,807	6,071,333
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $1,765,375) (a) (c) (d) (e)	14,123	1,011,066
		7,082,399

Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $7,310,569) (a) (c) (d) (e)	177,128	5,521,080
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $2,400,675) (a) (c) (d) (e)	13,535	2,245,186
Databricks, Inc., Series H (Acquired 8/31/21, Cost $3,616,301) (a) (c) (d) (e)	16,404	2,721,096
		4,966,282

TOTAL PREFERRED STOCK (Cost $37,099,822)		28,808,918

TOTAL EQUITIES (Cost $4,939,952,672)		5,289,061,698

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.5%

Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	25,265,402	$25,265,402

TOTAL MUTUAL FUNDS (Cost $25,265,402)		25,265,402

TOTAL LONG-TERM INVESTMENTS (Cost $4,965,218,074)		5,314,327,100

SHORT-TERM INVESTMENTS — 3.7%
Mutual Fund — 1.9%
T. Rowe Price Government Reserve Investment Fund	104,106,617	104,106,617

	Principal Amount
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (g)	$96,711,027	96,711,027

TOTAL SHORT-TERM INVESTMENTS (Cost $200,817,644)		200,817,644

TOTAL INVESTMENTS — 101.2% (Cost $5,166,035,718) (h)		5,515,144,744

Other Assets/(Liabilities) — (1.2)%		(62,811,912)

NET ASSETS — 100.0%		$5,452,332,832

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $85,161,626 or 1.56% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $62,021,495 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $37,995,981 or 0.70% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2022, these securities amounted to a value of $37,995,981 or 0.70% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $96,711,672. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 3.000%, maturity dates ranging from 6/30/24 - 11/15/24, and an aggregate market value, including accrued interest, of $98,645,421.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 95.4%
Basic Materials — 2.6%
Chemicals — 2.0%
Cabot Corp.	73,577	$4,693,477
The Chemours Co.	31,802	1,018,300
Methanex Corp. (a)	45,808	1,751,240
Olin Corp.	67,585	3,127,834
		10,590,851
Mining — 0.6%
Livent Corp. (b)	101,163	2,295,388
MP Materials Corp. (a) (b)	31,450	1,008,916
		3,304,304
		13,895,155
Communications — 3.5%
Internet — 2.0%
Bumble, Inc. Class A (b)	13,082	368,258
Cargurus, Inc. (b)	148,197	3,184,754
Criteo SA Sponsored ADR (b)	46,419	1,132,624
Perficient, Inc. (b)	49,071	4,499,320
Revolve Group, Inc. (a) (b)	45,428	1,177,039
		10,361,995
Media — 0.3%
The New York Times Co. Class A	51,164	1,427,475
Telecommunications — 1.2%
Calix, Inc. (b)	136,404	4,656,833
Viavi Solutions, Inc. (b)	134,483	1,779,210
		6,436,043
		18,225,513
Consumer, Cyclical — 11.0%
Apparel — 1.8%
Carter’s, Inc. (a)	10,974	773,448
Crocs, Inc. (b)	16,715	813,519
Deckers Outdoor Corp. (b)	4,209	1,074,768
Oxford Industries, Inc.	35,357	3,137,580
Steven Madden Ltd.	104,969	3,381,051
		9,180,366

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.4%
WESCO International, Inc. (b)	17,483	$1,872,429
Entertainment — 1.1%
Cinemark Holdings, Inc. (b)	103,946	1,561,269
Red Rock Resorts, Inc. Class A	78,835	2,629,936
SeaWorld Entertainment, Inc. (b)	37,555	1,659,180
		5,850,385
Food Services — 0.4%
Sovos Brands, Inc. (a) (b)	143,636	2,279,503
Home Builders — 0.5%
Skyline Champion Corp. (b)	60,443	2,866,207
Leisure Time — 0.9%
Acushnet Holdings Corp.	31,866	1,328,175
Planet Fitness, Inc. Class A (b)	50,799	3,454,840
		4,783,015
Lodging — 1.4%
Boyd Gaming Corp.	32,524	1,618,069
Choice Hotels International, Inc.	29,653	3,310,164
Wyndham Hotels & Resorts, Inc.	36,173	2,377,290
		7,305,523
Retail — 4.5%
BJ’s Wholesale Club Holdings, Inc. (b)	34,113	2,125,922
Boot Barn Holdings, Inc. (b)	52,809	3,639,068
Denny’s Corp. (b)	104,553	907,520
Five Below, Inc. (b)	10,666	1,209,844
Freshpet, Inc. (b)	44,151	2,290,995
National Vision Holdings, Inc. (b)	49,275	1,355,063
Nu Skin Enterprises, Inc. Class A	44,053	1,907,495
Patrick Industries, Inc.	28,131	1,458,311
Rush Enterprises, Inc. Class A	42,117	2,030,040
Texas Roadhouse, Inc.	29,015	2,123,898
Victoria’s Secret & Co. (b)	44,175	1,235,575
Wingstop, Inc.	44,730	3,344,462
		23,628,193
		57,765,621
Consumer, Non-cyclical — 26.5%
Beverages — 0.4%
Celsius Holdings, Inc. (a) (b)	9,132	595,955
MGP Ingredients, Inc.	12,869	1,288,058
		1,884,013
Biotechnology — 4.8%
Akero Therapeutics, Inc. (a) (b)	28,458	268,928
Amicus Therapeutics, Inc. (b)	147,570	1,584,902
Apellis Pharmaceuticals, Inc. (b)	43,217	1,954,273
Blueprint Medicines Corp. (b)	11,156	563,490

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Celldex Therapeutics, Inc. (b)	15,803	$426,049
Certara, Inc. (b)	25,527	547,809
Crinetics Pharmaceuticals, Inc. (b)	32,797	611,664
Fate Therapeutics, Inc. (a) (b)	16,573	410,679
Halozyme Therapeutics, Inc. (b)	101,203	4,452,932
Intellia Therapeutics, Inc. (b)	16,756	867,290
Intra-Cellular Therapies, Inc. (b)	35,671	2,036,101
Karuna Therapeutics, Inc. (b)	3,081	389,777
Kymera Therapeutics, Inc. (a) (b)	87,608	1,725,001
Myriad Genetics, Inc. (b)	69,091	1,255,383
PTC Therapeutics, Inc. (b)	25,964	1,040,118
Relay Therapeutics, Inc. (a) (b)	39,643	664,020
Revolution Medicines, Inc. (a) (b)	70,238	1,368,939
Rocket Pharmaceuticals, Inc. (b)	91,934	1,265,012
Sage Therapeutics, Inc. (b)	12,479	403,072
Turning Point Therapeutics, Inc. (b)	19,025	1,431,631
Veracyte, Inc. (b)	96,104	1,912,470
		25,179,540
Commercial Services — 5.0%
AMN Healthcare Services, Inc. (b)	19,752	2,166,992
H&R Block, Inc.	36,715	1,296,774
HealthEquity, Inc. (b)	32,693	2,007,023
Herc Holdings, Inc.	22,325	2,012,599
LiveRamp Holdings, Inc. (b)	33,328	860,196
Mister Car Wash, Inc. (b)	114,244	1,242,975
Paylocity Holding Corp. (b)	18,289	3,189,967
R1 RCM, Inc. (b)	137,522	2,882,461
Repay Holdings Corp. (a) (b)	74,689	959,753
TriNet Group, Inc. (b)	50,805	3,943,484
WillScot Mobile Mini Holdings Corp. (b)	171,824	5,570,534
		26,132,758
Cosmetics & Personal Care — 0.6%
elf Beauty, Inc. (b)	96,102	2,948,409
Food — 1.5%
Grocery Outlet Holding Corp. (b)	33,044	1,408,666
Performance Food Group Co. (b)	99,932	4,594,873
The Simply Good Foods Co. (b)	45,833	1,731,112
		7,734,651
Health Care – Products — 8.3%
AtriCure, Inc. (b)	34,275	1,400,476
Axonics Inc. (b)	66,256	3,754,728
CONMED Corp.	11,893	1,138,874
Glaukos Corp. (b)	34,266	1,556,362
Globus Medical, Inc. Class A (b)	99,905	5,608,667
Haemonetics Corp. (b)	56,941	3,711,414
ICU Medical, Inc. (b)	9,572	1,573,541
Inari Medical, Inc. (b)	53,824	3,659,494
Inspire Medical Systems, Inc. (b)	29,411	5,372,507
Integra LifeSciences Holdings Corp. (b)	39,372	2,127,269
Omnicell, Inc. (b)	17,791	2,023,726
Repligen Corp. (b)	28,978	4,706,027
Shockwave Medical, Inc. (b)	16,157	3,088,734

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tandem Diabetes Care, Inc. (b)	66,245	$3,921,042
		43,642,861
Health Care – Services — 2.7%
Acadia Healthcare Co., Inc. (b)	52,020	3,518,113
Amedisys, Inc. (b)	16,948	1,781,574
LHC Group, Inc. (b)	12,737	1,983,660
Medpace Holdings, Inc. (b)	25,760	3,855,499
Surgery Partners, Inc. (a) (b)	64,219	1,857,214
Tenet Healthcare Corp. (b)	27,040	1,421,222
		14,417,282
Household Products & Wares — 0.3%
Spectrum Brands Holdings, Inc.	22,076	1,810,674
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc. (b)	52,455	732,272
Alkermes PLC (b)	20,210	602,056
Ascendis Pharma A/S ADR (b)	5,936	551,811
BellRing Brands, Inc. (b)	75,259	1,873,196
Covetrus, Inc. (b)	130,280	2,703,310
Cytokinetics, Inc. (a) (b)	52,808	2,074,826
Myovant Sciences Ltd. (a) (b)	52,064	647,156
Option Care Health, Inc. (b)	29,992	833,478
Owens & Minor, Inc.	128,765	4,049,659
Pacira BioSciences, Inc. (b)	14,861	866,396
Y-mAbs Therapeutics, Inc. (b)	32,369	489,743
		15,423,903
		139,174,091
Energy — 5.5%
Energy – Alternate Sources — 0.9%
Atlantica Sustainable Infrastructure PLC (a)	63,921	2,062,092
First Solar, Inc. (b)	21,816	1,486,324
Maxeon Solar Technologies Ltd. (a) (b)	68,282	907,468
		4,455,884
Oil & Gas — 4.3%
Brigham Minerals, Inc. Class A	107,661	2,651,690
Chesapeake Energy Corp. (a)	27,669	2,243,956
Magnolia Oil & Gas Corp. Class A	149,165	3,130,973
Matador Resources Co.	79,666	3,711,639
PDC Energy, Inc.	53,531	3,298,045
SM Energy Co.	78,613	2,687,779
Viper Energy Partners LP (c)	109,507	2,921,647
Whiting Petroleum Corp.	31,197	2,122,332
		22,768,061
Oil & Gas Services — 0.1%
Aris Water Solution, Inc. Class A	37,724	629,236
Pipelines — 0.2%
New Fortress Energy, Inc. (a)	28,746	1,137,479
		28,990,660

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 15.5%
Banks — 3.9%
Ameris Bancorp	92,216	$3,705,239
Atlantic Union Bankshares Corp.	61,456	2,084,588
Cadence Bank	74,004	1,737,614
First Interstate BancSystem, Inc. Class A	57,622	2,195,974
National Bank Holdings Corp. Class A	52,957	2,026,664
Pinnacle Financial Partners, Inc.	42,537	3,075,850
Seacoast Banking Corp. of Florida	71,400	2,359,056
Synovus Financial Corp.	33,552	1,209,550
Wintrust Financial Corp.	28,281	2,266,722
		20,661,257
Diversified Financial Services — 3.7%
Air Lease Corp.	62,247	2,080,917
Cohen & Steers, Inc.	13,330	847,655
Hamilton Lane, Inc. Class A	65,303	4,387,056
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	108,169	4,095,278
LPL Financial Holdings, Inc.	21,211	3,913,005
PRA Group, Inc. (b)	60,272	2,191,490
StepStone Group, Inc. Class A	71,907	1,871,739
		19,387,140
Insurance — 2.0%
Assured Guaranty Ltd.	51,085	2,850,032
Kemper Corp.	37,698	1,805,734
Kinsale Capital Group, Inc.	10,503	2,411,909
MGIC Investment Corp.	75,427	950,380
Selective Insurance Group, Inc.	29,311	2,548,299
		10,566,354
Real Estate — 0.4%
McGrath RentCorp	26,570	2,019,320
Real Estate Investment Trusts (REITS) — 5.5%
Centerspace	22,506	1,835,364
Douglas Emmett, Inc.	67,152	1,502,862
Essential Properties Realty Trust, Inc.	167,632	3,602,412
Independence Realty Trust, Inc.	95,107	1,971,568
National Storage Affiliates Trust	96,119	4,812,678
Outfront Media, Inc.	53,751	911,079
Phillips Edison & Co., Inc.	125,695	4,199,470
PotlatchDeltic Corp.	42,000	1,855,980
PS Business Parks, Inc.	25,771	4,823,043
Ryman Hospitality Properties, Inc. (b)	24,957	1,897,481
Xenia Hotels & Resorts, Inc. (b)	105,036	1,526,173
		28,938,110
		81,572,181

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 16.4%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	39,181	$5,174,243
Mercury Systems, Inc. (b)	40,063	2,577,253
Spirit AeroSystems Holdings, Inc. Class A	58,342	1,709,420
		9,460,916
Building Materials — 0.3%
Louisiana-Pacific Corp.	25,813	1,352,859
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	13,910	2,142,696
Novanta, Inc. (b)	35,536	4,309,451
		6,452,147
Electronics — 0.5%
II-VI, Inc. (a) (b)	51,916	2,645,120
Engineering & Construction — 1.0%
Fluor Corp. (b)	207,776	5,057,268
Environmental Controls — 2.2%
Casella Waste Systems, Inc. Class A (b)	75,245	5,468,807
Clean Harbors, Inc. (b)	42,902	3,761,218
Evoqua Water Technologies Corp. (b)	67,085	2,180,933
		11,410,958
Hand & Machine Tools — 0.8%
Enerpac Tool Group Corp. (a)	83,324	1,584,823
Kennametal, Inc.	68,113	1,582,265
Regal Rexnord Corp.	11,494	1,304,799
		4,471,887
Machinery – Diversified — 5.2%
Albany International Corp. Class A	26,280	2,070,601
Applied Industrial Technologies, Inc.	39,496	3,798,330
Cactus, Inc. Class A	65,218	2,626,329
Chart Industries, Inc. (a) (b)	49,404	8,269,241
Enovis Corp. (b)	28,136	1,547,480
Esab Corp.	37,189	1,627,019
Flowserve Corp.	61,555	1,762,320
The Middleby Corp. (b)	16,988	2,129,616
Zurn Water Solutions Corp.	129,950	3,539,838
		27,370,774
Metal Fabricate & Hardware — 1.6%
Advanced Drainage Systems, Inc.	32,724	2,947,451
Helios Technologies, Inc.	51,439	3,407,834
Valmont Industries, Inc.	8,766	1,969,106
		8,324,391
Miscellaneous - Manufacturing — 0.2%
John Bean Technologies Corp.	10,905	1,204,130

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.5%
Graphic Packaging Holding Co.	117,039	$2,399,300
Transportation — 0.8%
CryoPort, Inc. (b)	23,627	731,965
Kirby Corp. (b)	32,186	1,958,196
Saia, Inc. (b)	8,257	1,552,316
		4,242,477
Trucking & Leasing — 0.3%
GATX Corp.	18,888	1,778,494
		86,170,721
Technology — 13.6%
Computers — 3.9%
CyberArk Software Ltd. (b)	30,715	3,930,291
Endava PLC Sponsored ADR (b)	12,746	1,125,090
Exlservice Holdings, Inc. (b)	17,844	2,628,957
Globant SA (b)	15,127	2,632,098
KBR, Inc.	26,893	1,301,352
Rapid7, Inc. (b)	60,730	4,056,764
Tenable Holdings, Inc. (b)	40,093	1,820,623
Varonis Systems, Inc. (b)	104,788	3,072,384
		20,567,559
Semiconductors — 4.1%
Ambarella, Inc. (b)	11,123	728,112
Cirrus Logic, Inc. (b)	19,616	1,422,945
FormFactor, Inc. (b)	46,359	1,795,484
Impinj, Inc. (b)	26,697	1,566,313
Lattice Semiconductor Corp. (b)	79,095	3,836,107
MACOM Technology Solutions Holdings, Inc. (b)	35,811	1,650,887
MKS Instruments, Inc.	10,763	1,104,607
Nova Ltd. (b)	16,466	1,457,735
Power Integrations, Inc.	24,518	1,839,095
SiTime Corp. (b)	5,627	917,370
Synaptics, Inc. (b)	21,517	2,540,082
Tower Semiconductor Ltd. (b)	49,045	2,264,898
		21,123,635
Software — 5.6%
Avalara, Inc. (b)	16,424	1,159,534
Concentrix Corp.	5,340	724,318
DoubleVerify Holdings, Inc. (b)	67,335	1,526,485
Evolent Health, Inc. Class A (b)	34,229	1,051,173
Five9, Inc. (b)	22,843	2,081,911
Gitlab, Inc. (b)	5,031	267,347
HashiCorp, Inc. Class A (a) (b)	16,003	471,128
Health Catalyst, Inc. (b)	31,974	463,303
Jamf Holding Corp. (a) (b)	168,212	4,166,611
Manhattan Associates, Inc. (b)	45,316	5,193,214
New Relic, Inc. (b)	23,485	1,175,424
Olo, Inc. Class A (a) (b)	36,371	358,982
Privia Health Group, Inc. (b)	19,873	578,702
RingCentral, Inc. Class A (b)	30,578	1,598,006

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sprout Social, Inc. Class A (a) (b)	45,552	$2,645,205
Verra Mobility Corp. (b)	212,499	3,338,359
Workiva, Inc. (b)	14,686	969,129
Ziff Davis, Inc. (b)	23,532	1,753,839
		29,522,670
		71,213,864
Utilities — 0.8%
Electric — 0.5%
Portland General Electric Co.	49,167	2,376,241
Gas — 0.3%
ONE Gas, Inc.	22,723	1,844,880
		4,221,121

TOTAL COMMON STOCK (Cost $545,802,401)		501,228,927

TOTAL EQUITIES (Cost $545,802,401)		501,228,927

MUTUAL FUNDS — 2.2%
Diversified Financial Services — 2.2%
iShares Russell 2000 ETF (a)	7,637	1,293,403
iShares Russell 2000 Growth ETF	25,204	5,199,837
State Street Navigator Securities Lending Government Money Market Portfolio (d)	4,800,021	4,800,021
		11,293,261

TOTAL MUTUAL FUNDS (Cost $11,554,644)		11,293,261

TOTAL LONG-TERM INVESTMENTS (Cost $557,357,045)		512,522,188

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (e)	$16,132,757	16,132,757

TOTAL SHORT-TERM INVESTMENTS (Cost $16,132,757)		16,132,757

TOTAL INVESTMENTS — 100.7% (Cost $573,489,802) (f)		528,654,945

Other Assets/(Liabilities) — (0.7)%		(3,452,166)

NET ASSETS — 100.0%		$525,202,779

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $30,149,046 or 5.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $26,049,024 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $16,132,865. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 2.250%, maturity date of 11/15/24, and an aggregate market value, including accrued interest, of $16,455,566.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Overseas Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.2%
Australia — 0.5%
Brambles Ltd.	149,800	$1,106,551
Orica Ltd.	124,429	1,351,936
		2,458,487
Belgium — 1.0%
Anheuser-Busch InBev SA	50,100	2,702,520
KBC Group NV	32,288	1,813,756
		4,516,276
Canada — 3.8%
Canadian National Railway Co.	44,574	5,013,238
Intact Financial Corp.	16,299	2,298,980
Open Text Corp.	55,000	2,080,446
Restaurant Brands International, Inc.	26,300	1,318,945
Suncor Energy, Inc.	80,236	2,814,992
The Toronto-Dominion Bank	47,497	3,114,684
		16,641,285
Cayman Islands — 2.6%
Alibaba Group Holding Ltd. (a)	260,140	3,710,822
JD.com, Inc. Class A	2,854	92,281
NetEase, Inc.	91,400	1,710,550
Tencent Holdings Ltd.	71,200	3,233,441
Trip.com Group Ltd. (a)	31,799	887,169
Vipshop Holdings Ltd. ADR (a)	177,704	1,757,492
		11,391,755
Denmark — 2.3%
Carlsberg A/S Class B	20,022	2,554,021
Novo Nordisk A/S Class B	67,891	7,535,315
		10,089,336
Finland — 0.2%
UPM-Kymmene OYJ	32,500	994,137
France — 16.6%
Accor SA (a)	90,560	2,487,129
Air Liquide SA	57,633	7,789,783
BNP Paribas SA	92,431	4,400,912
Capgemini SE	46,687	8,073,538
Cie de Saint-Gobain	49,291	2,141,124
Cie Generale des Etablissements Michelin SCA	73,588	2,023,462
Danone SA	32,800	1,843,323
Dassault Systemes SE	46,263	1,714,197
Edenred	27,700	1,312,579

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engie SA	266,289	$3,090,661
EssilorLuxottica SA	29,029	4,390,867
Kering SA	2,760	1,433,982
L’Oreal SA	7,794	2,692,885
Legrand SA	32,851	2,444,918
LVMH Moet Hennessy Louis Vuitton SE	10,975	6,773,037
Pernod Ricard SA	27,169	5,032,669
Publicis Groupe SA	50,369	2,486,648
Schneider Electric SE	65,856	7,801,841
Valeo	109,530	2,143,816
Worldline SA (a) (b)	87,800	3,247,974
		73,325,345
Germany — 14.8%
adidas AG	14,455	2,556,529
Allianz SE Registered	20,440	3,901,875
Bayer AG Registered	149,131	8,860,396
Bayerische Motoren Werke AG	51,085	3,932,886
Beiersdorf AG	49,652	5,071,925
Continental AG	53,180	3,705,951
Daimler Truck Holding AG (a)	96,836	2,527,311
Deutsche Boerse AG	33,670	5,631,453
Fresenius Medical Care AG & Co. KGaA	41,800	2,087,664
Fresenius SE & Co. KGaA	89,800	2,720,961
Henkel AG & Co. KGaA	35,700	2,184,778
Mercedes-Benz Group AG	62,973	3,644,240
Merck KGaA	31,679	5,346,745
MTU Aero Engines AG	8,992	1,636,835
SAP SE	83,968	7,649,709
Siemens AG Registered	20,900	2,127,152
thyssenkrupp AG (a)	312,817	1,774,764
		65,361,174
Hong Kong — 1.7%
AIA Group Ltd.	698,400	7,671,331
India — 1.9%
Axis Bank Ltd. (a)	180,405	1,453,929
HDFC Bank Ltd.	100,374	1,712,195
Housing Development Finance Corp. Ltd.	87,316	2,388,320
Tata Consultancy Services Ltd.	65,470	2,711,230
		8,265,674
Ireland — 1.9%
Linde PLC (a)	13,170	3,780,925
Ryanair Holdings PLC Sponsored ADR (a)	70,200	4,720,950
		8,501,875
Israel — 0.9%
Check Point Software Technologies Ltd. (a)	31,101	3,787,480
Italy — 2.2%
Eni SpA	154,303	1,833,086
Intesa Sanpaolo SpA	29,600	55,115

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intesa Sanpaolo SpA	4,075,109	$7,661,983
		9,550,184
Japan — 10.0%
Daikin Industries Ltd.	30,400	4,879,069
Denso Corp.	39,800	2,117,037
Hitachi Ltd.	126,700	6,003,201
Hoya Corp.	33,900	2,897,938
Koito Manufacturing Co. Ltd.	58,900	1,871,115
Komatsu Ltd.	52,600	1,170,927
Kose Corp. (c)	27,100	2,467,558
Kubota Corp. (c)	231,700	3,465,388
Kyocera Corp.	59,100	3,163,412
Olympus Corp.	198,900	4,000,032
Shin-Etsu Chemical Co. Ltd.	12,500	1,411,118
SMC Corp.	5,600	2,498,923
Sony Group Corp.	43,100	3,522,296
Terumo Corp.	120,200	3,624,645
Toyota Motor Corp.	72,500	1,116,551
		44,209,210
Mexico — 0.3%
Grupo Televisa SAB Sponsored ADR	173,200	1,416,776
Netherlands — 6.1%
Akzo Nobel NV	54,711	3,614,683
CNH Industrial NV	230,797	2,678,718
EXOR NV	47,100	2,956,106
ING Groep NV	270,575	2,685,329
Koninklijke Philips NV	198,704	4,311,370
Prosus NV	86,024	5,685,181
QIAGEN NV (a)	57,471	2,699,000
Randstad NV	47,745	2,328,377
		26,958,764
Portugal — 0.5%
Galp Energia SGPS SA	182,478	2,139,016
Republic of Korea — 0.4%
NAVER Corp.	10,525	1,952,685
Singapore — 0.8%
DBS Group Holdings, Ltd.	165,900	3,550,990
Spain — 1.0%
Amadeus IT Group SA (a)	76,025	4,271,414
Sweden — 1.5%
Hennes & Mauritz AB Class B	223,794	2,675,600
SKF AB Class B	147,700	2,176,084
Volvo AB Class B	119,200	1,847,676
		6,699,360
Switzerland — 12.8%
Cie Financiere Richemont SA Registered	53,862	5,736,091
Credit Suisse Group AG Registered	618,194	3,520,007
Holcim AG	64,284	2,753,463

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Julius Baer Group Ltd.	41,959	$1,938,513
Nestle SA Registered	100,069	11,740,212
Novartis AG Registered	80,144	6,779,533
Roche Holding AG	30,879	10,308,264
Sika AG Registered	9,659	2,228,285
The Swatch Group AG	5,445	1,292,038
UBS Group AG Registered	367,379	5,930,285
Zurich Insurance Group AG	10,508	4,573,648
		56,800,339
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	44,676	3,652,263
United Kingdom — 12.1%
Compass Group PLC	306,759	6,280,232
Diageo PLC	110,204	4,754,401
Experian PLC	142,726	4,184,023
Glencore PLC	540,100	2,926,731
Informa PLC (a)	196,200	1,264,411
Liberty Global PLC Class A (a)	95,100	2,001,855
Lloyds Banking Group PLC	8,916,297	4,599,140
London Stock Exchange Group PLC	30,085	2,796,677
Natwest Group PLC	388,800	1,034,271
Prudential PLC	183,800	2,286,285
Reckitt Benckiser Group PLC	57,266	4,301,308
RELX PLC	175,902	4,750,052
Rio Tinto PLC	44,808	2,679,297
Rolls-Royce Holdings PLC (a) (c)	1,881,889	1,903,185
Schroders PLC	73,468	2,392,239
Smiths Group PLC	52,656	897,949
Tesco PLC	932,216	2,899,516
WPP PLC	154,444	1,552,045
		53,503,617
United States — 0.5%
Yum China Holdings, Inc.	46,513	2,255,880

TOTAL COMMON STOCK (Cost $435,620,528)		429,964,653

PREFERRED STOCK — 0.4%
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd. 1.760%	49,900	2,002,079

TOTAL PREFERRED STOCK (Cost $2,908,718)		2,002,079

TOTAL EQUITIES (Cost $438,529,246)		431,966,732

TOTAL LONG-TERM INVESTMENTS (Cost $438,529,246)		431,966,732

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%

Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (d)	$7,182,546	$7,182,546

TOTAL SHORT-TERM INVESTMENTS (Cost $7,182,546)		7,182,546

TOTAL INVESTMENTS — 99.2% (Cost $445,711,792) (e)		439,149,278

Other Assets/(Liabilities) — 0.8%		3,343,091

NET ASSETS — 100.0%		$442,492,369

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $3,247,974 or 0.73% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $7,646,836 or 1.73% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $8,587,936 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Maturity value of $7,182,594. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $7,326,276.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.4%
Australia — 2.7%
Australia & New Zealand Banking Group Ltd.	103,665	$1,577,260
BHP Group Ltd.	127,525	3,673,058
BHP Group Ltd.	237,668	6,646,098
Challenger Ltd.	188,662	891,539
Downer EDI Ltd.	648,944	2,263,529
IGO Ltd.	550,381	3,821,530
Incitec Pivot Ltd.	366,981	844,256
Macquarie Group Ltd.	17,070	1,940,066
Rio Tinto Ltd.	12,654	906,497
Scentre Group	818,016	1,460,769
South32 Ltd.	1,933,329	5,336,969
Treasury Wine Estates Ltd.	249,818	1,955,893
Woodside Energy Group Ltd.	15,614	341,932
Woodside Energy Group Ltd. (a)	43,012	911,038
Worley Ltd.	554,931	5,425,107
		37,995,541
Austria — 0.4%
BAWAG Group AG (b)	68,380	2,882,216
Erste Group Bank AG	98,023	2,489,921
		5,372,137
Belgium — 0.2%
KBC Group NV	35,728	2,006,995
Umicore SA	36,586	1,278,861
		3,285,856
Bermuda — 0.5%
China Resources Gas Group Ltd.	768,000	3,613,154
Credicorp Ltd.	6,100	731,451
Hongkong Land Holdings Ltd.	304,300	1,530,187
Kunlun Energy Co. Ltd.	870,000	714,022
		6,588,814
Brazil — 1.3%
Ambev SA	835,600	2,139,514
B3 SA - Brasil Bolsa Balcao	1,097,200	2,297,779
Banco BTG Pactual SA	461,100	1,965,652
EDP - Energias do Brasil SA	335,307	1,314,075
Klabin SA	375,500	1,449,350
Localiza Rent a Car SA	135,800	1,359,959
Magazine Luiza SA	1,039,915	464,971

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Multiplan Empreendimentos Imobiliarios SA	277,100	$1,162,206
Raia Drogasil SA	452,032	1,658,373
Rede D’Or Sao Luiz SA (b)	272,776	1,510,485
Suzano SA	263,427	2,501,159
WEG SA	42,300	213,785
		18,037,308
Canada — 3.7%
Canadian Pacific Railway Ltd.	87,365	6,101,572
Constellation Software, Inc.	1,866	2,770,108
Definity Financial Corp. (c)	84,345	2,180,048
The Descartes Systems Group, Inc. (a)	11,287	700,471
Element Fleet Management Corp.	253,593	2,643,892
Magna International, Inc.	76,046	4,174,926
Manulife Financial Corp.	299,399	5,191,568
National Bank of Canada	91,235	5,987,120
Shopify, Inc. Class A (a)	40,160	1,254,598
Sun Life Financial, Inc.	185,219	8,486,806
TC Energy Corp.	47,621	2,466,880
TELUS International CDA, Inc. (a)	68,509	1,719,112
TMX Group Ltd.	55,831	5,681,993
Waste Connections, Inc.	29,365	3,640,085
		52,999,179
Cayman Islands — 6.4%
Alibaba Group Holding Ltd. (a)	468,580	6,684,159
Alibaba Group Holding Ltd. Sponsored ADR (a)	78,147	8,883,751
Baidu, Inc. (a)	232,100	4,362,682
Baidu, Inc. Sponsored ADR (a)	36,036	5,359,634
Bizlink Holding, Inc.	202,000	2,093,657
Budweiser Brewing Co. APAC Ltd. (b)	946,800	2,839,779
China Resources Mixc Lifestyle Services Ltd. (b)	187,800	943,302
CK Hutchison Holdings Ltd.	301,500	2,050,440
ENN Energy Holdings Ltd.	89,300	1,468,968
JD Health International, Inc. (a) (b)	264,600	2,128,017
JD.com, Inc. Class A	49,650	1,605,388
JOYY, Inc. ADR	95,167	2,841,687
Kanzhun Ltd. (a)	16,881	443,633
KE Holdings, Inc. ADR (a)	214,652	3,853,003
Kingdee International Software Group Co. Ltd. (a)	710,000	1,701,919
Li Auto, Inc. ADR (a)	15,500	593,805
Longfor Group Holdings Ltd. (b)	547,500	2,637,972
Meituan Class B Class B (a) (b)	124,100	3,135,992
Pinduoduo, Inc. ADR (a)	13,700	846,660
Sea Ltd. ADR (a)	10,639	711,324
Shenzhou International Group Holdings Ltd.	46,700	573,976
Silergy Corp.	17,000	1,355,647
Sunny Optical Technology Group Co. Ltd.	46,800	761,545
Tencent Holdings Ltd.	304,300	13,819,327
Tingyi Cayman Islands Holding Corp.	652,000	1,118,536
Tongcheng Travel Holdings Ltd. (a)	1,510,800	3,322,684
Trip.com Group Ltd. (a)	67,850	1,892,965
Trip.com Group Ltd. ADR (a)	103,613	2,844,177
Weibo Corp. Sponsored ADR (a)	81,694	1,889,582
Wuxi Biologics Cayman, Inc. (a) (b)	328,000	3,021,389
XP, Inc. Class A (a) (c)	129,615	2,327,885

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zhongsheng Group Holdings Ltd.	402,500	$2,842,832
		90,956,317
Chile — 0.2%
Banco de Chile	24,591,552	2,237,666
China — 3.7%
Beijing Capital International Airport Co. Ltd. Class H (a)	2,302,000	1,572,543
China Construction Bank Corp. Class H	4,519,000	3,038,310
China Oilfield Services Ltd.	723,500	1,505,163
Fuyao Glass Industry Group Co. Ltd.	544,600	3,404,887
Glodon Co. Ltd. Class A	88,000	715,204
Gree Electric Appliances, Inc. of Zhuhai Class A	673,700	3,397,577
Hisense Home Appliances Group Co. Ltd.	971,055	2,060,234
Hongfa Technology Co. Ltd.	147,420	923,254
Huayu Automotive Systems Co. Ltd.	677,000	2,329,437
Hundsun Technologies, Inc. Class A	247,600	1,608,924
Kweichow Moutai Co. Ltd. Class A	8,698	2,668,104
Midea Group Co. Ltd. Class A	204,400	1,853,320
NARI Technology Co. Ltd.	1,275,838	5,157,017
PICC Property & Casualty Co. Ltd. Class H	1,872,000	1,952,116
Ping An Bank Co. Ltd. Class A	1,076,700	2,412,136
Ping An Insurance Group Co. of China Ltd. Class H	406,000	2,810,182
Pony Testing International Group Co. Ltd.	93,780	601,217
Sangfor Technologies, Inc.	23,200	360,381
Shandong Pharmaceutical Glass Co. Ltd.	314,700	1,315,162
Shenzhen Inovance Technology Co. Ltd. Class A	361,500	3,561,122
Sinopharm Group Co. Ltd. Class H	308,800	754,694
Songcheng Performance Development Co. Ltd.	810,600	1,862,420
Tsingtao Brewery Co. Ltd. Class H	358,000	3,733,507
Weichai Power Co. Ltd.	582,300	1,087,489
Yifeng Pharmacy Chain Co. Ltd. Class A	163,316	1,288,836
Zhejiang Sanhua Intelligent Controls Co. Ltd.	275,500	1,137,828
		53,111,064
Cyprus — 0.0%
Ozon Holdings PLC (a) (d) (e)	18,310	—
TCS Group Holding, PLC (a) (d) (e)	10,848	—
		—
Czech Republic — 0.0%
Komercni banka AS	9,636	271,771
Denmark — 0.4%
Carlsberg A/S Class B	17,513	2,233,971
Genmab A/S (a)	10,571	3,428,929
		5,662,900
Finland — 0.9%
Kojamo OYJ	52,823	911,521
Metso Outotec OYJ	138,184	1,037,243
Sampo OYJ Class A	189,390	8,247,440
Stora Enso OYJ Class R	141,494	2,221,620
		12,417,824

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
France — 7.4%
Air Liquide SA	18,817	$2,543,340
Alstom SA	90,909	2,080,942
AXA SA	450,442	10,236,220
BNP Paribas SA	125,897	5,994,326
Dassault Aviation SA	54,790	8,553,206
Engie SA	603,205	7,001,048
EssilorLuxottica SA	57,826	8,746,643
Faurecia SE (a) (c)	56,566	1,143,142
Ipsen SA	8,865	836,911
Kering SA	10,900	5,663,188
L’Oreal SA	10,100	3,489,626
Legrand SA	22,767	1,694,422
LVMH Moet Hennessy Louis Vuitton SE	2,424	1,495,931
Safran SA	40,509	4,052,410
Sanofi	182,864	18,492,247
Teleperformance	5,750	1,768,877
Thales SA	60,897	7,470,013
TotalEnergies SE	253,298	13,351,838
		104,614,330
Germany — 5.6%
BASF SE	34,422	1,497,912
Bayer AG Registered	175,993	10,456,362
Beiersdorf AG	22,822	2,331,255
Covestro AG (b)	97,753	3,378,480
Daimler Truck Holding AG (a)	125,765	3,282,325
Deutsche Boerse AG	22,201	3,713,213
Deutsche Post AG Registered	61,054	2,287,409
Deutsche Telekom AG Registered	476,245	9,455,682
Evotec SE (a)	135,750	3,274,416
Fresenius SE & Co. KGaA	137,893	4,178,190
GEA Group AG	48,139	1,658,912
HeidelbergCement AG	26,786	1,286,747
Infineon Technologies AG	64,403	1,558,247
KION Group AG	36,391	1,509,293
Knorr-Bremse AG	41,722	2,380,351
Mercedes-Benz Group AG	43,415	2,512,421
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	21,489	5,049,889
SAP SE	31,187	2,841,219
Siemens AG Registered	97,734	9,947,133
Siemens Healthineers AG (b)	55,208	2,806,412
Stroeer SE & Co KGaA	17,655	796,583
Teamviewer AG (a) (b)	74,507	741,579
Vonovia SE	32,456	1,000,209
Zalando SE (a) (b)	63,491	1,660,594
		79,604,833
Hong Kong — 1.8%
AIA Group Ltd.	1,122,200	12,326,414
Beijing Enterprises Holdings Ltd.	234,500	835,117
China Overseas Land & Investment Ltd.	810,000	2,591,231
Fosun International Ltd.	1,476,000	1,366,394
Galaxy Entertainment Group Ltd.	938,000	5,613,040
Guangdong Investment Ltd.	2,056,000	2,177,687

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong Exchanges & Clearing Ltd.	17,500	$873,568
		25,783,451
Hungary — 0.3%
OTP Bank Nyrt	176,966	3,964,275
India — 4.3%
Ambuja Cements Ltd.	487,909	2,246,289
Ashok Leyland Ltd.	506,776	944,434
Asian Paints Ltd.	13,132	446,715
Axis Bank Ltd. (a)	445,363	3,589,293
HDFC Asset Management Co. Ltd. (b)	27,464	624,740
HDFC Bank Ltd.	143,443	2,446,872
HDFC Life Insurance Co. Ltd. (b)	121,545	843,471
Hindalco Industries Ltd.	115,117	493,564
Hindustan Unilever Ltd.	20,754	584,395
Housing Development Finance Corp. Ltd.	398,158	10,890,658
ICICI Bank Ltd.	382,659	3,430,940
ICICI Bank Ltd. Sponsored ADR	126,438	2,243,010
Indus Towers Ltd.	575,402	1,528,188
Infosys Ltd.	125,288	2,327,722
Kotak Mahindra Bank Ltd.	211,043	4,441,957
Maruti Suzuki India Ltd.	29,484	3,157,028
NTPC Ltd.	2,750,137	4,970,439
Petronet LNG Ltd.	1,264,604	3,449,073
Reliance Industries Ltd.	163,568	5,371,989
Shriram Transport Finance Co. Ltd.	231,881	3,768,241
Tata Consultancy Services Ltd.	11,420	472,923
Tech Mahindra Ltd.	116,778	1,478,812
Voltas Ltd.	170,925	2,105,262
		61,856,015
Indonesia — 0.8%
Bank Central Asia Tbk PT	12,060,200	5,876,645
Bank Rakyat Indonesia Persero Tbk PT	11,581,564	3,230,422
Sarana Menara Nusantara Tbk PT	38,278,700	2,827,529
		11,934,596
Ireland — 0.6%
Accenture PLC Class A	9,121	2,532,445
DCC PLC	23,575	1,473,081
Linde PLC (a)	14,803	4,249,737
		8,255,263
Italy — 1.4%
Banca Mediolanum SpA	371,099	2,457,668
DiaSorin SpA	14,535	1,909,127
Enel SpA	705,824	3,879,485
Ermenegildo Zegna Holditalia SpA (a) (c)	104,719	1,104,786
Intesa Sanpaolo SpA	590,433	1,110,127
Leonardo SpA	224,585	2,279,777
Moncler SpA	38,437	1,660,404
Prysmian SpA	142,960	3,945,269
UniCredit SpA	146,942	1,409,023
		19,755,666

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 14.2%
Asahi Group Holdings Ltd.	87,200	$2,858,314
Asahi Kasei Corp.	213,900	1,634,643
Asics Corp.	79,700	1,442,434
Astellas Pharma, Inc.	560,500	8,732,955
Bridgestone Corp.	49,800	1,818,048
Central Japan Railway Co.	12,400	1,431,501
Chugai Pharmaceutical Co. Ltd.	85,100	2,177,822
CyberAgent, Inc.	185,400	1,848,127
Dai-ichi Life Holdings, Inc.	40,800	753,199
Daiichi Sankyo Co. Ltd.	135,400	3,418,009
Daikin Industries Ltd.	12,400	1,990,147
Denso Corp.	28,100	1,494,692
DIC Corp.	63,100	1,119,338
Disco Corp.	6,100	1,436,960
Electric Power Development Co. Ltd.	70,400	1,164,074
Fujitsu General Ltd.	128,300	2,545,507
Fujitsu Ltd.	33,600	4,205,784
Hamamatsu Photonics KK	38,100	1,481,381
Hikari Tsushin, Inc.	10,400	1,066,918
Hitachi Ltd.	101,700	4,818,670
Hitachi Metals Ltd. (a)	136,000	2,056,424
Honda Motor Co. Ltd.	34,800	841,796
Hoshizaki Corp.	34,000	1,014,287
Keyence Corp.	5,100	1,745,371
Kirin Holdings Co. Ltd.	113,800	1,793,515
MatsukiyoCocokara & Co.	66,800	2,701,689
Mitsubishi Corp.	65,800	1,956,584
Mitsubishi Electric Corp.	510,900	5,468,494
Mitsubishi Estate Co. Ltd.	146,500	2,127,398
Mitsubishi HC Capital, Inc.	187,700	866,453
Mitsubishi UFJ Financial Group, Inc.	925,800	4,953,487
Mitsui Fudosan Co. Ltd.	281,300	6,053,299
Murata Manufacturing Co. Ltd.	96,800	5,242,736
Nippon Sanso Holdings Corp.	54,600	871,125
Nippon Shokubai Co. Ltd.	27,100	1,049,284
Nippon Steel Corp.	102,800	1,434,833
Nippon Telegraph & Telephone Corp.	679,800	19,518,561
NSK Ltd.	154,900	834,245
NTT Data Corp.	382,800	5,256,337
Omron Corp.	19,100	971,298
ORIX Corp.	180,700	3,033,443
Otsuka Holdings Co. Ltd.	286,200	10,168,416
Outsourcing, Inc.	171,200	1,307,845
Pan Pacific International Holding Corp.	93,300	1,489,690
Panasonic Holdings Corp.	232,800	1,883,249
Persol Holdings Co. Ltd.	232,400	4,230,052
Pola Orbis Holdings, Inc.	20,400	251,490
Recruit Holdings Co. Ltd.	69,700	2,055,410
Renesas Electronics Corp. (a)	114,100	1,029,399
Seven & i Holdings Co. Ltd.	186,500	7,229,580
Shimadzu Corp.	55,000	1,740,787
SMC Corp.	2,100	937,096
SoftBank Group Corp.	26,900	1,039,586
Sompo Holdings, Inc.	67,800	2,991,174
Sony Group Corp.	66,200	5,410,117
Stanley Electric Co. Ltd.	216,100	3,553,115
Sumitomo Corp.	303,800	4,155,083

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	41,300	$1,272,465
Sumitomo Rubber Industries Ltd.	59,100	505,273
Suzuki Motor Corp.	107,400	3,379,075
Taiheiyo Cement Corp.	75,600	1,125,592
Takeda Pharmaceutical Co. Ltd.	77,400	2,175,139
TechnoPro Holdings, Inc. (c)	85,000	1,704,396
THK Co. Ltd.	44,100	828,987
Tokio Marine Holdings, Inc.	63,100	3,677,124
Tokyo Electron Ltd.	16,000	5,189,802
Tosoh Corp.	21,300	264,723
Toyota Motor Corp.	742,600	11,436,561
Welcia Holdings Co. Ltd.	32,900	659,185
Z Holdings Corp.	1,180,300	3,453,062
		202,372,655
Luxembourg — 0.3%
Millicom International Cellular SA (a) (c)	93,819	1,339,456
Samsonite International SA (a) (b)	433,800	876,833
Tenaris SA	134,778	1,731,547
		3,947,836
Malaysia — 0.2%
CIMB Group Holdings Bhd	2,906,624	3,272,359
Mexico — 0.9%
Gruma SAB de CV Class B	214,980	2,373,819
Grupo Aeroportuario del Pacifico SAB de CV ADR	17,058	2,380,956
Grupo Aeroportuario del Sureste SAB de CV ADR	2,177	427,541
Grupo Financiero Banorte SAB de CV Class O	298,000	1,665,641
Grupo Mexico SAB de CV Series B	703,669	2,932,668
Orbia Advance Corp. SAB de CV	728,779	1,710,553
Wal-Mart de Mexico SAB de CV	342,800	1,179,629
		12,670,807
Netherlands — 5.4%
Adyen NV (a) (b)	1,386	2,037,443
AerCap Holdings NV (a)	52,097	2,132,851
Airbus SE	43,214	4,243,088
Akzo Nobel NV	142,589	9,420,665
ASML Holding NV	33,797	16,311,376
Heineken NV (c)	8,983	822,678
ING Groep NV	1,054,583	10,466,238
Koninklijke DSM NV	10,615	1,533,418
Koninklijke Philips NV	373,089	8,095,079
NXP Semiconductor NV	34,762	5,145,819
Prosus NV	171,930	11,362,563
Prosus NV (a)	19,876	1,296,142
Shop Apotheke Europe NV (a) (b)	9,360	832,463
Signify NV (b)	53,371	1,784,801
Stellantis NV	158,631	1,986,922
X5 Retail Group NV GDR (d) (e)	53,349	—
Yandex N.V. (a) (d) (e)	66,647	—
		77,471,546
Norway — 0.8%
DNB Bank ASA	213,606	3,844,309

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equinor ASA	172,098	$5,986,503
Storebrand ASA	292,644	2,094,070
		11,924,882
Philippines — 0.3%
Bank of the Philippine Islands	367,000	565,971
SM Investments Corp.	172,490	2,453,779
Universal Robina Corp.	335,800	676,240
		3,695,990
Poland — 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA (a)	112,189	704,014
Powszechny Zaklad Ubezpieczen SA	334,168	2,241,086
		2,945,100
Portugal — 0.8%
Banco Comercial Portugues SA	4,979,456	870,102
Galp Energia SGPS SA	644,289	7,552,386
Jeronimo Martins SGPS SA	107,829	2,343,713
		10,766,201
Republic of Korea — 3.3%
Amorepacific Corp.	12,266	1,231,044
CJ CheilJedang Corp.	3,403	994,904
Hyundai Motor Co.	18,288	2,544,826
Kangwon Land, Inc. (a)	114,317	2,239,835
KT Corp. Sponsored ADR	151,775	2,118,779
KT Corp.	86,521	2,431,793
LG Chem Ltd.	4,637	1,845,279
LG H&H Co. Ltd.	2,581	1,352,574
NAVER Corp.	37,979	7,046,179
Samsung Electronics Co. Ltd.	566,018	24,794,225
		46,599,438
Russia — 0.0%
Gazprom PJSC (d) (e)	248,301	—
Novatek PJSC GDR Registered (d) (e)	7,314	—
		—
Saudi Arabia — 0.8%
Nahdi Medical Co. (a)	39,528	1,704,547
The Saudi British Bank	235,987	2,564,282
The Saudi National Bank	375,533	6,606,496
		10,875,325
Singapore — 1.1%
DBS Group Holdings, Ltd.	71,700	1,534,695
Jardine Cycle & Carriage Ltd.	103,500	2,109,094
United Overseas Bank Ltd.	327,600	6,202,150
Wilmar International Ltd.	929,400	2,704,209
Yangzijiang Financial Holding Ltd. (a)	3,805,400	1,123,022

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Yangzijiang Shipbuilding Holdings Ltd.	3,767,700	$2,524,896
		16,198,066
South Africa — 0.6%
Capitec Bank Holdings Ltd.	20,239	2,471,193
Clicks Group Ltd.	59,553	1,005,181
FirstRand Ltd.	1,190,953	4,576,262
Shoprite Holdings Ltd.	12,417	151,254
		8,203,890
Spain — 0.8%
Amadeus IT Group SA (a)	63,865	3,588,213
Fluidra SA (c)	122,656	2,489,288
Iberdrola SA	393,592	4,084,228
Indra Sistemas SA (a) (c)	111,037	1,059,357
		11,221,086
Sweden — 1.2%
Assa Abloy AB Class B	91,419	1,956,361
Elekta AB	203,858	1,408,246
Essity AB Class B	81,437	2,126,221
Olink Holding AB (a) (c)	25,821	392,479
Svenska Handelsbanken AB Class A	233,313	1,995,597
Swedbank AB Class A	355,374	4,496,176
Telefonaktiebolaget LM Ericsson Class B	729,845	5,447,326
		17,822,406
Switzerland — 6.5%
ABB Ltd. Registered	116,032	3,101,077
Alcon, Inc.	68,940	4,815,755
Barry Callebaut AG Registered	1,980	4,434,510
Holcim AG	43,798	1,875,990
Julius Baer Group Ltd.	160,108	7,397,019
Lonza Group AG Registered	6,934	3,697,375
Nestle SA Registered	172,858	20,279,903
Novartis AG Registered	135,675	11,477,005
Partners Group Holding AG	4,229	3,815,005
PolyPeptide Group AG (b)	13,205	902,306
Roche Holding AG	56,525	18,869,608
UBS Group AG Registered	200,168	3,231,141
Zurich Insurance Group AG	19,331	8,413,893
		92,310,587
Taiwan — 3.1%
Hon Hai Precision Industry Co. Ltd.	1,217,000	4,451,918
Largan Precision Co. Ltd.	11,000	638,603
MediaTek, Inc.	160,000	3,484,676
Taiwan Semiconductor Manufacturing Co. Ltd.	2,178,000	34,688,190
Vanguard International Semiconductor Corp.	190,000	487,817
		43,751,204
Thailand — 0.7%
Airports of Thailand PCL (a)	150,100	301,431
Bangkok Dusit Medical Services PCL	3,682,100	2,603,663

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CP ALL PCL	2,880,100	$4,948,835
Land & Houses PCL	8,360,300	1,976,271
		9,830,200
United Arab Emirates — 0.2%
First Abu Dhabi Bank PJSC	636,392	3,255,792
United Kingdom — 11.3%
Amcor PLC	300,322	3,741,484
Antofagasta PLC	139,148	1,956,642
Ashtead Group PLC	85,278	3,577,454
ASOS PLC (a)	138,378	1,422,504
AstraZeneca PLC Sponsored ADR	349,134	23,067,283
Atlassian Corp. PLC Class A (a)	5,700	1,068,180
boohoo Group PLC (a) (c)	1,196,581	808,770
Bridgepoint Group PLC (b) (c)	517,848	1,541,334
British American Tobacco PLC	62,754	2,689,479
Bunzl PLC	41,208	1,364,636
Burberry Group PLC	213,575	4,272,594
Close Brothers Group PLC	42,247	527,343
Compass Group PLC	160,463	3,285,135
Diageo PLC	74,877	3,230,330
Direct Line Insurance Group PLC	879,817	2,696,689
Dr. Martens Plc	256,556	742,557
Fresnillo PLC	181,834	1,697,066
Great Portland Estates PLC	388,351	2,709,974
GSK PLC Sponsored ADR	211,424	9,203,287
HSBC Holdings PLC	558,112	3,641,032
Imperial Brands PLC	157,164	3,512,768
Informa PLC (a)	274,091	1,766,379
InterContinental Hotels Group PLC	35,839	1,900,073
Investec PLC	227,683	1,243,986
Johnson Matthey PLC	78,709	1,847,179
Kingfisher PLC	886,426	2,636,353
Lloyds Banking Group PLC	9,168,321	4,729,137
London Stock Exchange Group PLC	44,912	4,174,982
Melrose Industries PLC	1,293,879	2,362,557
Mondi PLC	61,178	1,085,260
National Grid PLC	214,191	2,744,915
Network International Holdings PLC (a) (b)	657,542	1,509,619
Next PLC	54,975	3,925,132
Persimmon PLC	70,816	1,607,516
Playtech PLC (a)	75,740	499,284
Prudential PLC	354,745	4,412,667
Rolls-Royce Holdings PLC (a) (c)	2,026,938	2,049,875
Shell PLC	40,944	2,140,962
Shell PLC	213,069	5,560,139
Smith & Nephew PLC	271,822	3,800,376
Smiths Group PLC	127,273	2,170,402
Standard Chartered PLC	298,552	2,251,033
Taylor Wimpey PLC	950,074	1,350,530
THG PLC (a)	104,492	104,964
Unilever PLC	239,103	10,882,572
Unilever PLC	117,536	5,351,054
Vodafone Group PLC	1,994,727	3,077,152
Vodafone Group PLC Sponsored ADR	183,617	2,860,753
Wizz Air Holdings Plc (a) (b) (c)	17,580	376,168

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WPP PLC	527,772	$5,303,707
		160,481,267
United States — 1.1%
Autoliv, Inc.	21,272	1,547,552
Borouge PLC (a)	210,358	167,801
Broadcom, Inc.	9,336	4,535,522
Canva, Inc. (Acquired 8/16/21, Cost $652,842) (d) (e) (f)	383	365,746
Coupang, Inc. (a)	34,097	434,737
Mastercard, Inc. Class A	7,593	2,395,440
Southern Copper Corp.	16,700	831,827
Yum China Holdings, Inc.	102,100	4,951,850
Yum China Holdings, Inc.	6,150	300,716
		15,531,191

TOTAL COMMON STOCK (Cost $1,448,117,282)		1,369,852,634

PREFERRED STOCK — 0.4%
Brazil — 0.1%
Banco Bradesco SA 3.340%
	192,722	633,391
Itau Unibanco Holding SA 0.550%
	280,550	1,215,272
		1,848,663
Germany — 0.3%
Sartorius AG 0.130%
	4,258	1,487,347
Volkswagen AG 2.560%
	16,966	2,265,555
		3,752,902
United States — 0.0%
Canva, Inc., Series A , (Acquired 11/04/21, Cost $39,209) (d) (e) (f)	23	21,964

TOTAL PREFERRED STOCK (Cost $6,190,506)		5,623,529

TOTAL EQUITIES (Cost $1,454,307,788)		1,375,476,163

MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	7,189,857	7,189,857

TOTAL MUTUAL FUNDS (Cost $7,189,857)		7,189,857

RIGHTS — 0.0%
Russia — 0.0%
Moscow Exchange (a) (d) (e)	83,990	—

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Moscow Exchange (a) (d) (e)	1,181,630	$—
TOTAL RIGHTS (Cost $2,619,126)		—

TOTAL LONG-TERM INVESTMENTS (Cost $1,464,116,771)		1,382,666,020

SHORT-TERM INVESTMENTS — 2.3%
Mutual Fund — 2.2%
T. Rowe Price Government Reserve Investment Fund	30,526,608	30,526,608

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (h)	$1,061,649	1,061,649

TOTAL SHORT-TERM INVESTMENTS (Cost $31,588,257)		31,588,257

TOTAL INVESTMENTS — 99.6% (Cost $1,495,705,028) (i)		1,414,254,277

Other Assets/(Liabilities) — 0.4%		6,374,700

NET ASSETS — 100.0%		$1,420,628,977

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $39,015,395 or 2.75% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $12,683,043 or 0.89% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,548,049 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $387,710 or 0.03% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2022, these securities amounted to a value of $387,710 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,061,656. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,082,914.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 20/80 Allocation Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 21.4%
DFA Commodity Strategy Portfolio	142,936	$786,146
Invesco Real Estate Fund, Class R6	21,860	427,798
MassMutual Blue Chip Growth Fund, Class I (a)	166,498	3,265,020
MassMutual Diversified Value Fund, Class I (a)	216,499	2,509,227
MassMutual Equity Opportunities Fund, Class I (a)	206,843	3,675,596
MassMutual Fundamental Value Fund, Class I (a)	322,677	2,923,450
MassMutual Growth Opportunities Fund, Class I (a)	157,049	769,541
MassMutual International Equity Fund, Class I (a)	70,077	552,207
MassMutual Mid Cap Growth Fund, Class I (a)	55,154	1,058,948
MassMutual Mid Cap Value Fund, Class I (a)	188,888	2,134,440
MassMutual Overseas Fund, Class I (a)	414,960	3,228,389
MassMutual Small Cap Growth Equity Fund, Class I (a)	14,710	175,495
MassMutual Small Cap Value Equity Fund, Class I (a)	82,509	758,260
MassMutual Strategic Emerging Markets Fund, Class I (a)	89,730	819,232
MM Equity Asset Fund, Class I (a)	1,137,626	8,338,800
Vanguard Developed Markets Index Fund, Admiral Shares	156,131	2,042,188
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	11,809	408,113
Vanguard Mid-Cap Index Fund, Admiral Shares	4,744	1,157,100
Vanguard Small-Cap Index Fund, Admiral Shares	7,872	664,383
		35,694,333
Fixed Income Funds — 78.5%
Invesco International Bond Fund, Class R6	1,541,498	6,350,972
MassMutual Core Bond Fund, Class I (a)	2,851,728	27,291,034
MassMutual Global Floating Rate Fund, Class I (a)	113,859	978,045
MassMutual High Yield Fund, Class I (a)	450,789	3,353,871
MassMutual Inflation-Protected and Income Fund, Class I (a)	176,091	1,730,971
MassMutual Short-Duration Bond Fund, Class I (a)	3,982,202	35,282,308
MassMutual Strategic Bond Fund, Class I (a)	2,177,940	19,666,800
MassMutual Total Return Bond Fund, Class I (a)	3,217,527	28,635,989
Vanguard Long-Term Treasury Index Fund, Admiral Shares	10,916	256,734
Vanguard Total Bond Market Index Fund, Institutional Shares	698,412	6,921,260
		130,467,984

TOTAL MUTUAL FUNDS (Cost $188,939,140)		166,162,317

TOTAL LONG-TERM INVESTMENTS (Cost $188,939,140)		166,162,317

TOTAL INVESTMENTS — 99.9% (Cost $188,939,140) (b)		166,162,317

Other Assets/(Liabilities) — 0.1%		91,465

NET ASSETS — 100.0%		$166,253,782

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 40/60 Allocation Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 40.5%
DFA Commodity Strategy Portfolio	134,865	$741,758
Invesco Real Estate Fund, Class R6	34,918	683,349
MassMutual Blue Chip Growth Fund, Class I (a)	325,768	6,388,304
MassMutual Diversified Value Fund, Class I (a)	430,384	4,988,149
MassMutual Equity Opportunities Fund, Class I (a)	453,433	8,057,496
MassMutual Fundamental Value Fund, Class I (a)	693,978	6,287,442
MassMutual Growth Opportunities Fund, Class I (a)	312,749	1,532,469
MassMutual International Equity Fund, Class I (a)	156,479	1,233,052
MassMutual Mid Cap Growth Fund, Class I (a)	88,857	1,706,054
MassMutual Mid Cap Value Fund, Class I (a)	333,360	3,766,972
MassMutual Overseas Fund, Class I (a)	650,653	5,062,081
MassMutual Small Cap Growth Equity Fund, Class I (a)	33,222	396,342
MassMutual Small Cap Value Equity Fund, Class I (a)	214,759	1,973,638
MassMutual Strategic Emerging Markets Fund, Class I (a)	136,653	1,247,645
MM Equity Asset Fund, Class I (a)	2,650,008	19,424,557
Vanguard Developed Markets Index Fund, Institutional Shares	392,050	5,135,849
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	24,478	845,945
Vanguard Mid-Cap Index Fund, Admiral Shares	10,535	2,569,483
Vanguard Small-Cap Index Fund, Admiral Shares	18,160	1,532,704
		73,573,289
Fixed Income Funds — 59.5%
Invesco International Bond Fund, Class R6	1,244,505	5,127,361
MassMutual Core Bond Fund, Class I (a)	2,241,518	21,451,331
MassMutual Global Floating Rate Fund, Class I (a)	153,573	1,319,196
MassMutual High Yield Fund, Class I (a)	402,090	2,991,548
MassMutual Inflation-Protected and Income Fund, Class I (a)	101,605	998,775
MassMutual Short-Duration Bond Fund, Class I (a)	2,570,343	22,773,238
MassMutual Strategic Bond Fund, Class I (a)	2,079,621	18,778,974
MassMutual Total Return Bond Fund, Class I (a)	3,024,340	26,916,627
Vanguard Long-Term Treasury Index Fund, Admiral Shares	11,689	274,930
Vanguard Total Bond Market Index Fund, Institutional Shares	735,422	7,288,029
		107,920,009

TOTAL MUTUAL FUNDS (Cost $206,227,314)		181,493,298

TOTAL LONG-TERM INVESTMENTS (Cost $206,227,314)		181,493,298

TOTAL INVESTMENTS — 100.0% (Cost $206,227,314) (b)		181,493,298

Other Assets/(Liabilities) — (0.0)%		(60,399)

NET ASSETS — 100.0%		$181,432,899

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 60/40 Allocation Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 61.9%
DFA Commodity Strategy Portfolio	102,678	$564,726
Invesco Real Estate Fund, Class R6	39,444	771,925
MassMutual Blue Chip Growth Fund, Class I (a)	388,707	7,622,543
MassMutual Diversified Value Fund, Class I (a)	612,899	7,103,496
MassMutual Equity Opportunities Fund, Class I (a)	642,696	11,420,715
MassMutual Fundamental Value Fund, Class I (a)	931,304	8,437,616
MassMutual Growth Opportunities Fund, Class I (a)	391,704	1,919,352
MassMutual International Equity Fund, Class I (a)	273,660	2,156,443
MassMutual Mid Cap Growth Fund, Class I (a)	138,290	2,655,175
MassMutual Mid Cap Value Fund, Class I (a)	380,016	4,294,184
MassMutual Overseas Fund, Class I (a)	633,544	4,928,970
MassMutual Small Cap Growth Equity Fund, Class I (a)	69,898	833,884
MassMutual Small Cap Value Equity Fund, Class I (a)	364,548	3,350,199
MassMutual Strategic Emerging Markets Fund, Class I (a)	32,201	293,994
MM Equity Asset Fund, Class I (a)	4,524,504	33,164,616
Vanguard Developed Markets Index Fund, Institutional Shares	490,336	6,423,399
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	41,666	1,439,965
Vanguard Mid-Cap Index Fund, Admiral Shares	15,927	3,884,669
Vanguard Small-Cap Index Fund, Admiral Shares	12,819	1,081,955
		102,347,826
Fixed Income Funds — 38.1%
Invesco International Bond Fund, Class R6	911,487	3,755,327
MassMutual Core Bond Fund, Class I (a)	1,335,703	12,782,677
MassMutual Global Floating Rate Fund, Class I (a)	261,758	2,248,498
MassMutual High Yield Fund, Class I (a)	662,357	4,927,936
MassMutual Inflation-Protected and Income Fund, Class I (a)	45,698	449,209
MassMutual Short-Duration Bond Fund, Class I (a)	1,219,819	10,807,599
MassMutual Strategic Bond Fund, Class I (a)	846,063	7,639,946
MassMutual Total Return Bond Fund, Class I (a)	1,726,073	15,362,048
Vanguard Long-Term Treasury Index Fund, Admiral Shares	12,825	301,652
Vanguard Total Bond Market Index Fund, Institutional Shares	475,105	4,708,293
		62,983,185

TOTAL MUTUAL FUNDS (Cost $187,060,158)		165,331,011

TOTAL LONG-TERM INVESTMENTS (Cost $187,060,158)		165,331,011

TOTAL INVESTMENTS — 100.0% (Cost $187,060,158) (b)		165,331,011

Other Assets/(Liabilities) — (0.0)%		(48,306)

NET ASSETS — 100.0%		$165,282,705

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 80/20 Allocation Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 77.8%
DFA Commodity Strategy Portfolio	57,692	$317,306
Invesco Real Estate Fund, Class R6	49,640	971,448
MassMutual Blue Chip Growth Fund, Class I (a)	388,753	7,623,453
MassMutual Diversified Value Fund, Class I (a)	452,935	5,249,519
MassMutual Equity Opportunities Fund, Class I (a)	463,825	8,242,173
MassMutual Fundamental Value Fund, Class I (a)	741,411	6,717,182
MassMutual Growth Opportunities Fund, Class I (a)	338,073	1,656,557
MassMutual International Equity Fund, Class I (a)	189,353	1,492,103
MassMutual Mid Cap Growth Fund, Class I (a)	156,905	3,012,573
MassMutual Mid Cap Value Fund, Class I (a)	335,959	3,796,342
MassMutual Overseas Fund, Class I (a)	858,755	6,681,115
MassMutual Small Cap Growth Equity Fund, Class I (a)	77,315	922,369
MassMutual Small Cap Value Equity Fund, Class I (a)	299,382	2,751,317
MassMutual Strategic Emerging Markets Fund, Class I (a)	241,198	2,202,141
MM Equity Asset Fund, Class I (a)	3,641,149	26,689,625
Vanguard Developed Markets Index Fund, Institutional Shares	494,004	6,471,452
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	46,258	1,598,689
Vanguard Mid-Cap Index Fund, Admiral Shares	17,388	4,241,051
Vanguard Small-Cap Index Fund, Admiral Shares	25,326	2,137,516
		92,773,931
Fixed Income Funds — 22.2%
Invesco International Bond Fund, Class R6	644,944	2,657,167
MassMutual Core Bond Fund, Class I (a)	425,423	4,071,294
MassMutual Global Floating Rate Fund, Class I (a)	206,076	1,770,192
MassMutual High Yield Fund, Class I (a)	526,950	3,920,510
MassMutual Inflation-Protected and Income Fund, Class I (a)	14,265	140,221
MassMutual Short-Duration Bond Fund, Class I (a)	608,180	5,388,474
MassMutual Strategic Bond Fund, Class I (a)	322,073	2,908,316
MassMutual Total Return Bond Fund, Class I (a)	506,555	4,508,341
Vanguard Long-Term Treasury Index Fund, Admiral Shares	6,138	144,374
Vanguard Total Bond Market Index Fund, Admiral Shares	98,507	976,202
		26,485,091

TOTAL MUTUAL FUNDS (Cost $134,904,876)		119,259,022

TOTAL LONG-TERM INVESTMENTS (Cost $134,904,876)		119,259,022

TOTAL INVESTMENTS — 100.0% (Cost $134,904,876) (b)		119,259,022

Other Assets/(Liabilities) — (0.0)%		(26,272)

NET ASSETS — 100.0%		$119,232,750

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 38.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	61,968	$973,514
JPMorgan Large Cap Value Fund, Class R6	70,147	1,235,283
MassMutual Blue Chip Growth Fund, Class I (a)	89,645	1,757,938
MassMutual Diversified Value Fund, Class I (a)	92,208	1,068,694
MassMutual Equity Opportunities Fund, Class I (a)	160,510	2,852,270
MassMutual Fundamental Value Fund, Class I (a)	156,712	1,419,808
MassMutual Growth Opportunities Fund, Class I (a)	108,432	531,316
MassMutual International Equity Fund, Class I (a)	218,626	1,722,775
MassMutual Mid Cap Growth Fund, Class I (a)	39,570	759,735
MassMutual Mid Cap Value Fund, Class I (a)	67,194	759,291
MassMutual Overseas Fund, Class I (a)	403,468	3,138,980
MassMutual Small Cap Growth Equity Fund, Class I (a)	45,656	544,672
MassMutual Small Cap Value Equity Fund, Class I (a)	79,101	726,942
MassMutual Strategic Emerging Markets Fund, Class I (a)	201,273	1,837,622
MM Equity Asset Fund, Class I (a)	1,205,769	8,838,290
Vanguard Developed Markets Index Fund, Admiral Shares	302,218	3,953,014
Vanguard Mid-Cap Index Fund, Admiral Shares	2,671	651,555
Vanguard Real Estate Index Fund, Admiral Shares	11,315	1,460,230
Vanguard Small-Cap Index Fund, Admiral Shares	6,430	542,682
		34,774,611
Fixed Income Funds — 61.4%
JPMorgan Emerging Markets Debt Fund, Class R6	498,530	2,896,461
JPMorgan U.S. Government Money Market Fund, Class IM	5,814,085	5,814,085
MassMutual Core Bond Fund, Class I (a)	1,786,363	17,095,497
MassMutual Global Floating Rate Fund, Class I (a)	98,735	848,131
MassMutual High Yield Fund, Class I (a)	796,079	5,922,827
MassMutual Inflation-Protected and Income Fund, Class I (a)	677,463	6,659,461
MassMutual Strategic Bond Fund, Class I (a)	640,954	5,787,814
MassMutual Total Return Bond Fund, Class I (a)	648,953	5,775,677
Vanguard Total Bond Market Index Fund, Institutional Shares	431,589	4,277,051
		55,077,004

TOTAL MUTUAL FUNDS (Cost $102,725,902)		89,851,615

TOTAL LONG-TERM INVESTMENTS (Cost $102,725,902)		89,851,615

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $102,725,902) (b)		$89,851,615

Other Assets/(Liabilities) — (0.1)%		(75,953)

NET ASSETS — 100.0%		$89,775,662

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 38.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	125,597	$1,973,133
JPMorgan Large Cap Value Fund, Class R6	141,876	2,498,439
MassMutual Blue Chip Growth Fund, Class I (a)	181,410	3,557,453
MassMutual Diversified Value Fund, Class I (a)	186,407	2,160,459
MassMutual Equity Opportunities Fund, Class I (a)	324,496	5,766,289
MassMutual Fundamental Value Fund, Class I (a)	317,141	2,873,302
MassMutual Growth Opportunities Fund, Class I (a)	219,585	1,075,965
MassMutual International Equity Fund, Class I (a)	445,807	3,512,959
MassMutual Mid Cap Growth Fund, Class I (a)	80,135	1,538,589
MassMutual Mid Cap Value Fund, Class I (a)	136,072	1,537,616
MassMutual Overseas Fund, Class I (a)	812,914	6,324,473
MassMutual Small Cap Growth Equity Fund, Class I (a)	92,456	1,102,997
MassMutual Small Cap Value Equity Fund, Class I (a)	160,192	1,472,163
MassMutual Strategic Emerging Markets Fund, Class I (a)	407,695	3,722,253
MM Equity Asset Fund, Class I (a)	2,440,175	17,886,480
Vanguard Developed Markets Index Fund, Institutional Shares	610,177	7,993,318
Vanguard Mid-Cap Index Fund, Admiral Shares	5,404	1,318,074
Vanguard Real Estate Index Fund, Admiral Shares	22,896	2,954,761
Vanguard Small-Cap Index Fund, Admiral Shares	13,008	1,097,843
		70,366,566
Fixed Income Funds — 61.4%
JPMorgan Emerging Markets Debt Fund, Class R6	1,008,243	5,857,892
JPMorgan U.S. Government Money Market Fund, Class IM	11,772,848	11,772,848
MassMutual Core Bond Fund, Class I (a)	3,614,403	34,589,839
MassMutual Global Floating Rate Fund, Class I (a)	199,650	1,714,990
MassMutual High Yield Fund, Class I (a)	1,610,453	11,981,767
MassMutual Inflation-Protected and Income Fund, Class I (a)	1,370,783	13,474,802
MassMutual Strategic Bond Fund, Class I (a)	1,296,840	11,710,466
MassMutual Total Return Bond Fund, Class I (a)	1,313,031	11,685,980
Vanguard Total Bond Market Index Fund, Institutional Shares	872,888	8,650,324
		111,438,908

TOTAL MUTUAL FUNDS (Cost $208,342,069)		181,805,474

TOTAL LONG-TERM INVESTMENTS (Cost $208,342,069)		181,805,474

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $208,342,069) (b)		$181,805,474

Other Assets/(Liabilities) — (0.1)%		(118,393)

NET ASSETS — 100.0%		$181,687,081

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 49.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	149,055	$2,341,648
JPMorgan Large Cap Value Fund, Class R6	153,812	2,708,622
MassMutual Blue Chip Growth Fund, Class I (a)	195,838	3,840,377
MassMutual Diversified Value Fund, Class I (a)	202,060	2,341,878
MassMutual Equity Opportunities Fund, Class I (a)	351,721	6,250,090
MassMutual Fundamental Value Fund, Class I (a)	341,836	3,097,032
MassMutual Growth Opportunities Fund, Class I (a)	237,931	1,165,862
MassMutual International Equity Fund, Class I (a)	482,063	3,798,658
MassMutual Mid Cap Growth Fund, Class I (a)	87,387	1,677,821
MassMutual Mid Cap Value Fund, Class I (a)	148,388	1,676,786
MassMutual Overseas Fund, Class I (a)	878,827	6,837,273
MassMutual Small Cap Growth Equity Fund, Class I (a)	100,227	1,195,704
MassMutual Small Cap Value Equity Fund, Class I (a)	173,634	1,595,692
MassMutual Strategic Emerging Markets Fund, Class I (a)	486,767	4,444,180
MM Equity Asset Fund, Class I (a)	2,634,299	19,309,409
Vanguard Developed Markets Index Fund, Institutional Shares	662,336	8,676,607
Vanguard Mid-Cap Index Fund, Admiral Shares	5,900	1,439,064
Vanguard Real Estate Index Fund, Admiral Shares	24,624	3,177,761
Vanguard Small-Cap Index Fund, Admiral Shares	14,103	1,190,314
		76,764,778
Fixed Income Funds — 50.9%
JPMorgan Emerging Markets Debt Fund, Class R6	761,069	4,421,813
JPMorgan U.S. Government Money Market Fund, Class IM	3,878,394	3,878,394
MassMutual Core Bond Fund, Class I (a)	2,976,040	28,480,704
MassMutual Global Floating Rate Fund, Class I (a)	170,099	1,461,151
MassMutual High Yield Fund, Class I (a)	1,204,766	8,963,461
MassMutual Inflation-Protected and Income Fund, Class I (a)	611,640	6,012,420
MassMutual Strategic Bond Fund, Class I (a)	1,066,872	9,633,858
MassMutual Total Return Bond Fund, Class I (a)	1,080,185	9,613,643
Vanguard Total Bond Market Index Fund, Institutional Shares	719,823	7,133,451
		79,598,895

TOTAL MUTUAL FUNDS (Cost $180,674,414)		156,363,673

TOTAL LONG-TERM INVESTMENTS (Cost $180,674,414)		156,363,673

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.0% (Cost $180,674,414) (b)		$156,363,673

Other Assets/(Liabilities) — (0.0)%		(66,044)

NET ASSETS — 100.0%		$156,297,629

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2030 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 63.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	431,943	$6,785,819
JPMorgan Large Cap Value Fund, Class R6	432,499	7,616,311
MassMutual Blue Chip Growth Fund, Class I (a)	550,138	10,788,201
MassMutual Diversified Value Fund, Class I (a)	569,524	6,600,787
MassMutual Equity Opportunities Fund, Class I (a)	991,128	17,612,353
MassMutual Fundamental Value Fund, Class I (a)	962,185	8,717,393
MassMutual Growth Opportunities Fund, Class I (a)	668,030	3,273,347
MassMutual International Equity Fund, Class I (a)	1,295,744	10,210,459
MassMutual Mid Cap Growth Fund, Class I (a)	244,728	4,698,780
MassMutual Mid Cap Value Fund, Class I (a)	415,706	4,697,480
MassMutual Overseas Fund, Class I (a)	2,383,147	18,540,887
MassMutual Small Cap Growth Equity Fund, Class I (a)	281,586	3,359,326
MassMutual Small Cap Value Equity Fund, Class I (a)	486,383	4,469,856
MassMutual Strategic Emerging Markets Fund, Class I (a)	1,418,817	12,953,799
MM Equity Asset Fund, Class I (a)	7,401,668	54,254,227
Vanguard Developed Markets Index Fund, Institutional Shares	1,792,057	23,475,941
Vanguard Mid-Cap Index Fund, Admiral Shares	16,465	4,015,876
Vanguard Real Estate Index Fund, Institutional Shares	451,458	9,015,611
Vanguard Small-Cap Index Fund, Admiral Shares	39,639	3,345,573
		214,432,026
Fixed Income Funds — 36.5%
JPMorgan Emerging Markets Debt Fund, Class R6	1,193,502	6,934,248
JPMorgan U.S. Government Money Market Fund, Class IM	4,808,981	4,808,981
MassMutual Core Bond Fund, Class I (a)	5,051,814	48,345,860
MassMutual High Yield Fund, Class I (a)	2,176,567	16,193,661
MassMutual Inflation-Protected and Income Fund, Class I (a)	194,206	1,909,044
MassMutual Strategic Bond Fund, Class I (a)	1,809,970	16,344,025
MassMutual Total Return Bond Fund, Class I (a)	1,832,503	16,309,279
Vanguard Total Bond Market Index Fund, Institutional Shares	1,221,819	12,108,227
		122,953,325

TOTAL MUTUAL FUNDS (Cost $386,828,466)		337,385,351

TOTAL LONG-TERM INVESTMENTS (Cost $386,828,466)		337,385,351

TOTAL INVESTMENTS — 100.1% (Cost $386,828,466) (b)		337,385,351

Other Assets/(Liabilities) — (0.1)%		(203,681)

NET ASSETS — 100.0%		$337,181,670

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2035 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 74.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	430,437	$6,762,170
JPMorgan Large Cap Value Fund, Class R6	213,679	3,762,888
MassMutual Blue Chip Growth Fund, Class I (a)	409,321	8,026,782
MassMutual Diversified Value Fund, Class I (a)	280,452	3,250,438
MassMutual Equity Opportunities Fund, Class I (a)	305,246	5,424,225
MassMutual Fundamental Value Fund, Class I (a)	417,071	3,778,661
MassMutual Growth Opportunities Fund, Class I (a)	549,738	2,693,717
MassMutual International Equity Fund, Class I (a)	813,522	6,410,550
MassMutual Mid Cap Growth Fund, Class I (a)	120,924	2,321,737
MassMutual Mid Cap Value Fund, Class I (a)	205,338	2,320,316
MassMutual Overseas Fund, Class I (a)	1,420,407	11,050,769
MassMutual Small Cap Growth Equity Fund, Class I (a)	139,115	1,659,638
MassMutual Small Cap Value Equity Fund, Class I (a)	240,232	2,207,734
MassMutual Strategic Emerging Markets Fund, Class I (a)	404,285	3,691,125
MM Equity Asset Fund, Class I (a)	3,671,350	26,910,999
Vanguard Developed Markets Index Fund, Admiral Shares	715,144	9,354,090
Vanguard Mid-Cap Index Fund, Admiral Shares	8,166	1,991,806
Vanguard Real Estate Index Fund, Admiral Shares	34,312	4,427,971
Vanguard Small-Cap Index Fund, Admiral Shares	19,589	1,653,346
		107,698,962
Fixed Income Funds — 25.8%
JPMorgan Emerging Markets Debt Fund, Class R6	351,996	2,045,098
JPMorgan U.S. Government Money Market Fund, Class IM	2,162,564	2,162,564
MassMutual Core Bond Fund, Class I (a)	591,665	5,662,237
MassMutual High Yield Fund, Class I (a)	652,118	4,851,759
MassMutual Strategic Bond Fund, Class I (a)	1,182,068	10,674,077
MassMutual Total Return Bond Fund, Class I (a)	1,196,382	10,647,795
Vanguard Total Bond Market Index Fund, Admiral Shares	142,960	1,416,735
		37,460,265

TOTAL MUTUAL FUNDS (Cost $167,810,059)		145,159,227

TOTAL LONG-TERM INVESTMENTS (Cost $167,810,059)		145,159,227

TOTAL INVESTMENTS — 100.1% (Cost $167,810,059) (b)		145,159,227

Other Assets/(Liabilities) — (0.1)%		(90,483)

NET ASSETS — 100.0%		$145,068,744

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2040 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 83.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	826,165	$12,979,046
JPMorgan Large Cap Value Fund, Class R6	400,226	7,047,989
MassMutual Blue Chip Growth Fund, Class I (a)	769,763	15,095,044
MassMutual Diversified Value Fund, Class I (a)	526,315	6,099,995
MassMutual Equity Opportunities Fund, Class I (a)	572,849	10,179,523
MassMutual Fundamental Value Fund, Class I (a)	784,442	7,107,044
MassMutual Growth Opportunities Fund, Class I (a)	1,031,669	5,055,179
MassMutual International Equity Fund, Class I (a)	1,503,116	11,844,558
MassMutual Mid Cap Growth Fund, Class I (a)	225,560	4,330,748
MassMutual Mid Cap Value Fund, Class I (a)	383,012	4,328,030
MassMutual Overseas Fund, Class I (a)	2,703,958	21,036,794
MassMutual Small Cap Growth Equity Fund, Class I (a)	261,077	3,114,652
MassMutual Small Cap Value Equity Fund, Class I (a)	450,840	4,143,223
MassMutual Strategic Emerging Markets Fund, Class I (a)	777,988	7,103,034
MM Equity Asset Fund, Class I (a)	6,906,583	50,625,255
Vanguard Developed Markets Index Fund, Institutional Shares	1,338,057	17,528,544
Vanguard Mid-Cap Index Fund, Admiral Shares	15,189	3,704,710
Vanguard Real Estate Index Fund, Admiral Shares	64,795	8,361,771
Vanguard Small-Cap Index Fund, Admiral Shares	36,697	3,097,225
		202,782,364
Fixed Income Funds — 16.3%
JPMorgan Emerging Markets Debt Fund, Class R6	364,135	2,115,624
JPMorgan U.S. Government Money Market Fund, Class IM	3,604,526	3,604,526
MassMutual Core Bond Fund, Class I (a)	598,585	5,728,462
MassMutual High Yield Fund, Class I (a)	653,253	4,860,205
MassMutual Strategic Bond Fund, Class I (a)	1,195,129	10,792,015
MassMutual Total Return Bond Fund, Class I (a)	1,210,033	10,769,292
Vanguard Total Bond Market Index Fund, Admiral Shares	144,012	1,427,156
		39,297,280

TOTAL MUTUAL FUNDS (Cost $278,990,173)		242,079,644

TOTAL LONG-TERM INVESTMENTS (Cost $278,990,173)		242,079,644

TOTAL INVESTMENTS — 100.1% (Cost $278,990,173) (b)		242,079,644

Other Assets/(Liabilities) — (0.1)%		(154,699)

NET ASSETS — 100.0%		$241,924,945

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2045 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 91.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	401,457	$6,306,889
JPMorgan Large Cap Value Fund, Class R6	191,665	3,375,214
MassMutual Blue Chip Growth Fund, Class I (a)	370,758	7,270,561
MassMutual Diversified Value Fund, Class I (a)	252,736	2,929,212
MassMutual Equity Opportunities Fund, Class I (a)	275,072	4,888,033
MassMutual Fundamental Value Fund, Class I (a)	377,799	3,422,860
MassMutual Growth Opportunities Fund, Class I (a)	495,326	2,427,100
MassMutual International Equity Fund, Class I (a)	713,245	5,620,373
MassMutual Mid Cap Growth Fund, Class I (a)	108,639	2,085,866
MassMutual Mid Cap Value Fund, Class I (a)	184,478	2,084,606
MassMutual Overseas Fund, Class I (a)	1,317,778	10,252,309
MassMutual Small Cap Growth Equity Fund, Class I (a)	125,366	1,495,617
MassMutual Small Cap Value Equity Fund, Class I (a)	217,168	1,995,776
MassMutual Strategic Emerging Markets Fund, Class I (a)	382,389	3,491,212
MM Equity Asset Fund, Class I (a)	3,325,614	24,376,752
Vanguard Developed Markets Index Fund, Admiral Shares	642,734	8,406,962
Vanguard Mid-Cap Index Fund, Admiral Shares	7,299	1,780,290
Vanguard Real Estate Index Fund, Admiral Shares	30,875	3,984,423
Vanguard Small-Cap Index Fund, Admiral Shares	17,572	1,483,058
		97,677,113
Fixed Income Funds — 8.9%
JPMorgan Emerging Markets Debt Fund, Class R6	78,773	457,672
JPMorgan U.S. Government Money Market Fund, Class IM	1,599,933	1,599,933
MassMutual Core Bond Fund, Class I (a)	132,435	1,267,405
MassMutual High Yield Fund, Class I (a)	146,032	1,086,478
MassMutual Strategic Bond Fund, Class I (a)	264,488	2,388,326
MassMutual Total Return Bond Fund, Class I (a)	267,894	2,384,258
Vanguard Total Bond Market Index Fund, Admiral Shares	31,800	315,136
		9,499,208

TOTAL MUTUAL FUNDS (Cost $123,981,015)		107,176,321

TOTAL LONG-TERM INVESTMENTS (Cost $123,981,015)		107,176,321

TOTAL INVESTMENTS — 100.1% (Cost $123,981,015) (b)		107,176,321

Other Assets/(Liabilities) — (0.1)%		(82,185)

NET ASSETS — 100.0%		$107,094,136

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2050 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 92.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	648,838	$10,193,249
JPMorgan Large Cap Value Fund, Class R6	308,977	5,441,085
MassMutual Blue Chip Growth Fund, Class I (a)	592,051	11,610,113
MassMutual Diversified Value Fund, Class I (a)	405,677	4,701,793
MassMutual Equity Opportunities Fund, Class I (a)	441,537	7,846,117
MassMutual Fundamental Value Fund, Class I (a)	603,780	5,470,246
MassMutual Growth Opportunities Fund, Class I (a)	795,350	3,897,214
MassMutual International Equity Fund, Class I (a)	1,143,701	9,012,360
MassMutual Mid Cap Growth Fund, Class I (a)	174,947	3,358,978
MassMutual Mid Cap Value Fund, Class I (a)	297,009	3,356,203
MassMutual Overseas Fund, Class I (a)	2,099,531	16,334,353
MassMutual Small Cap Growth Equity Fund, Class I (a)	201,259	2,401,021
MassMutual Small Cap Value Equity Fund, Class I (a)	348,605	3,203,682
MassMutual Strategic Emerging Markets Fund, Class I (a)	608,513	5,555,721
MM Equity Asset Fund, Class I (a)	5,313,671	38,949,212
Vanguard Developed Markets Index Fund, Admiral Shares	1,036,712	13,560,193
Vanguard Mid-Cap Index Fund, Admiral Shares	11,808	2,880,057
Vanguard Real Estate Index Fund, Admiral Shares	49,697	6,413,396
Vanguard Small-Cap Index Fund, Admiral Shares	28,327	2,390,774
		156,575,767
Fixed Income Funds — 7.5%
JPMorgan Emerging Markets Debt Fund, Class R6	99,027	575,346
JPMorgan U.S. Government Money Market Fund, Class IM	2,518,782	2,518,782
MassMutual Core Bond Fund, Class I (a)	169,490	1,622,015
MassMutual High Yield Fund, Class I (a)	188,223	1,400,380
MassMutual Strategic Bond Fund, Class I (a)	338,454	3,056,236
MassMutual Total Return Bond Fund, Class I (a)	342,673	3,049,790
Vanguard Total Bond Market Index Fund, Admiral Shares	40,894	405,261
		12,627,810

TOTAL MUTUAL FUNDS (Cost $195,575,340)		169,203,577

TOTAL LONG-TERM INVESTMENTS (Cost $195,575,340)		169,203,577

TOTAL INVESTMENTS — 100.1% (Cost $195,575,340) (b)		169,203,577

Other Assets/(Liabilities) — (0.1)%		(101,031)

NET ASSETS — 100.0%		$169,102,546

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2055 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 92.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	210,035	$3,299,654
JPMorgan Large Cap Value Fund, Class R6	99,972	1,760,505
MassMutual Blue Chip Growth Fund, Class I (a)	192,772	3,780,252
MassMutual Diversified Value Fund, Class I (a)	131,881	1,528,506
MassMutual Equity Opportunities Fund, Class I (a)	143,535	2,550,623
MassMutual Fundamental Value Fund, Class I (a)	196,607	1,781,256
MassMutual Growth Opportunities Fund, Class I (a)	258,463	1,266,467
MassMutual International Equity Fund, Class I (a)	373,345	2,941,959
MassMutual Mid Cap Growth Fund, Class I (a)	56,865	1,091,807
MassMutual Mid-Cap Value Fund, Class I (a)	96,561	1,091,134
MassMutual Overseas Fund, Class I (a)	684,896	5,328,489
MassMutual Small Cap Growth Equity Fund, Class I (a)	65,422	780,482
MassMutual Small Cap Value Equity Fund, Class I (a)	113,327	1,041,474
MassMutual Strategic Emerging Markets Fund, Class I (a)	199,306	1,819,664
MM Equity Asset Fund, Class I (a)	1,730,261	12,682,817
Vanguard Developed Markets Index Fund, Admiral Shares	334,751	4,378,544
Vanguard Mid-Cap Index Fund, Admiral Shares	3,813	930,029
Vanguard Real Estate Index Fund, Admiral Shares	16,049	2,071,113
Vanguard Small-Cap Index Fund, Admiral Shares	9,147	772,031
		50,896,806
Fixed Income Funds — 7.5%
JPMorgan Emerging Markets Debt Fund, Class R6	32,206	187,115
JPMorgan U.S. Government Money Market Fund, Class IM	820,790	820,790
MassMutual Core Bond Fund, Class I (a)	55,119	527,487
MassMutual High Yield Fund, Class I (a)	61,212	455,417
MassMutual Strategic Bond Fund, Class I (a)	110,064	993,879
MassMutual Total Return Bond Fund, Class I (a)	111,437	991,792
Vanguard Total Bond Market Index Fund, Admiral Shares	13,205	130,861
		4,107,341

TOTAL MUTUAL FUNDS (Cost $64,016,150)		55,004,147

TOTAL LONG-TERM INVESTMENTS (Cost $64,016,150)		55,004,147

TOTAL INVESTMENTS — 100.1% (Cost $64,016,150) (b)		55,004,147

Other Assets/(Liabilities) — (0.1)%		(41,513)

NET ASSETS — 100.0%		$54,962,634

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2060 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 92.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	72,849	$1,144,464
JPMorgan Large Cap Value Fund, Class R6	34,682	610,747
MassMutual Blue Chip Growth Fund, Class I (a)	67,017	1,314,209
MassMutual Diversified Value Fund, Class I (a)	45,817	531,018
MassMutual Equity Opportunities Fund, Class I (a)	49,865	886,103
MassMutual Fundamental Value Fund, Class I (a)	68,353	619,275
MassMutual Growth Opportunities Fund, Class I (a)	89,933	440,673
MassMutual International Equity Fund, Class I (a)	129,816	1,022,949
MassMutual Mid Cap Growth Fund, Class I (a)	19,786	379,892
MassMutual Mid Cap Value Fund, Class I (a)	33,596	379,635
MassMutual Overseas Fund, Class I (a)	238,428	1,854,972
MassMutual Small Cap Growth Equity Fund, Class I (a)	22,762	271,549
MassMutual Small Cap Value Equity Fund, Class I (a)	39,430	362,363
MassMutual Strategic Emerging Markets Fund, Class I (a)	69,205	631,838
MM Equity Asset Fund, Class I (a)	601,499	4,408,989
Vanguard Developed Markets Index Fund, Admiral Shares	116,406	1,522,586
Vanguard Mid-Cap Index Fund, Admiral Shares	1,326	323,364
Vanguard Real Estate Index Fund, Admiral Shares	5,580	720,143
Vanguard Small-Cap Index Fund, Admiral Shares	3,180	268,428
		17,693,197
Fixed Income Funds — 7.5%
JPMorgan Emerging Markets Debt Fund, Class R6	11,195	65,041
JPMorgan U.S. Government Money Market Fund, Class IM	285,271	285,271
MassMutual Core Bond Fund, Class I (a)	19,160	183,358
MassMutual High Yield Fund, Class I (a)	21,278	158,306
MassMutual Strategic Bond Fund, Class I (a)	38,259	345,480
MassMutual Total Return Bond Fund, Class I (a)	38,736	344,755
Vanguard Total Bond Market Index Fund, Admiral Shares	4,591	45,502
		1,427,713

TOTAL MUTUAL FUNDS (Cost $22,390,563)		19,120,910

TOTAL LONG-TERM INVESTMENTS (Cost $22,390,563)		19,120,910

TOTAL INVESTMENTS — 100.1% (Cost $22,390,563) (b)		19,120,910

Other Assets/(Liabilities) — (0.1)%		(12,168)

NET ASSETS — 100.0%		$19,108,742

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MM Equity Asset Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 2.0%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	2,441	$587,011
Celanese Corp.	2,408	283,205
DuPont de Nemours, Inc.	10,286	571,696
Eastman Chemical Co.	11,948	1,072,572
Linde PLC	9,064	2,606,172
PPG Industries, Inc.	10,491	1,199,541
		6,320,197
Iron & Steel — 0.1%
Nucor Corp.	3,151	328,996
Mining — 0.1%
Freeport-McMoRan, Inc.	13,044	381,668
		7,030,861
Communications — 12.4%
Advertising — 0.0%
The Interpublic Group of Cos., Inc.	4,285	117,966
Internet — 9.9%
Alphabet, Inc. Class A (a)	4,163	9,072,259
Alphabet, Inc. Class C (a)	3,129	6,844,531
Amazon.com, Inc. (a)	103,400	10,982,114
Booking Holdings, Inc. (a)	722	1,262,771
Expedia Group, Inc. (a)	6,257	593,351
Lyft, Inc. Class A (a)	6,170	81,938
Meta Platforms, Inc. Class A (a)	26,103	4,209,109
Netflix, Inc. (a)	6,555	1,146,273
Uber Technologies, Inc. (a)	7,301	149,378
		34,341,724
Media — 1.6%
Charter Communications, Inc. Class A (a)	4,739	2,220,364
Comcast Corp. Class A	68,197	2,676,050
Fox Corp. Class A	2,464	79,242
The Walt Disney Co. (a)	6,304	595,098
		5,570,754
Telecommunications — 0.9%
Motorola Solutions, Inc.	1,864	390,694
T-Mobile US, Inc. (a)	13,076	1,759,245

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Verizon Communications, Inc.	14,952	$758,814
		2,908,753
		42,939,197
Consumer, Cyclical — 8.9%
Airlines — 0.2%
Southwest Airlines Co. (a)	14,235	514,168
Apparel — 0.5%
NIKE, Inc. Class B	17,553	1,793,917
Auto Manufacturers — 1.8%
General Motors Co. (a)	17,055	541,667
Rivian Automotive, Inc. Class A (a)	3,380	87,001
Tesla, Inc. (a)	8,471	5,704,541
		6,333,209
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	2,930	260,975
Magna International, Inc. (b)	9,506	521,879
		782,854
Home Builders — 0.5%
D.R. Horton, Inc.	1,470	97,299
Lennar Corp. Class A	17,317	1,222,061
PulteGroup, Inc.	2,635	104,425
Toll Brothers, Inc.	8,453	377,004
		1,800,789
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd. (a)	2,302	80,363
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	7,993	890,740
Retail — 5.4%
AutoNation, Inc. (a)	2,406	268,895
AutoZone, Inc. (a)	387	831,709
Best Buy Co., Inc.	15,702	1,023,613
Burlington Stores, Inc. (a)	1,873	255,159
Chipotle Mexican Grill, Inc. (a)	914	1,194,836
Costco Wholesale Corp.	6,142	2,943,738
Dollar General Corp.	1,166	286,183
The Home Depot, Inc.	4,185	1,147,820
Lowe’s Cos., Inc.	18,509	3,232,967
McDonald’s Corp.	10,723	2,647,294
O’Reilly Automotive, Inc. (a)	2,977	1,880,750
The TJX Cos., Inc.	19,633	1,096,503
Walmart, Inc.	11,899	1,446,680
Yum! Brands, Inc.	3,240	367,772
		18,623,919
		30,819,959

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.1%
Agriculture — 0.8%
Altria Group, Inc.	29,582	$1,235,640
Philip Morris International, Inc.	16,577	1,636,813
		2,872,453
Beverages — 2.1%
The Coca-Cola Co.	71,688	4,509,892
Constellation Brands, Inc. Class A	6,005	1,399,526
PepsiCo, Inc.	8,820	1,469,941
		7,379,359
Biotechnology — 1.4%
Biogen, Inc. (a)	3,364	686,054
BioMarin Pharmaceutical, Inc. (a)	2,512	208,170
Regeneron Pharmaceuticals, Inc. (a)	3,195	1,888,660
Vertex Pharmaceuticals, Inc. (a)	7,324	2,063,830
		4,846,714
Commercial Services — 1.6%
Affirm Holdings, Inc. (a) (b)	8,773	158,440
Automatic Data Processing, Inc.	4,543	954,212
Booz Allen Hamilton Holding Corp.	5,822	526,076
Cintas Corp.	1,106	413,124
FleetCor Technologies, Inc. (a)	4,877	1,024,707
S&P Global, Inc.	7,041	2,373,239
		5,449,798
Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	25,748	3,702,305
Food — 0.8%
The Hershey Co.	2,857	614,712
Mondelez International, Inc. Class A	32,732	2,032,330
		2,647,042
Health Care – Products — 4.4%
Abbott Laboratories	15,212	1,652,784
ABIOMED, Inc. (a)	471	116,577
Baxter International, Inc.	23,590	1,515,186
Boston Scientific Corp. (a)	36,978	1,378,170
Danaher Corp.	10,790	2,735,481
Intuitive Surgical, Inc. (a)	7,810	1,567,545
Medtronic PLC	9,713	871,742
Thermo Fisher Scientific, Inc.	7,772	4,222,372
Zimmer Biomet Holdings, Inc.	9,377	985,147
		15,045,004
Health Care – Services — 3.3%
Centene Corp. (a)	26,220	2,218,474
Elevance Health, Inc.	4,433	2,139,277
Humana, Inc.	1,366	639,383
Town Health International Medical Group Ltd. (a)	62,000	3,650

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	12,622	$6,483,038
		11,483,822
Household Products & Wares — 0.5%
Avery Dennison Corp.	3,549	574,477
Kimberly-Clark Corp.	9,460	1,278,519
		1,852,996
Pharmaceuticals — 6.1%
AbbVie, Inc.	32,774	5,019,666
Bristol-Myers Squibb Co.	49,186	3,787,322
DexCom, Inc. (a)	3,952	294,542
Eli Lilly & Co.	11,911	3,861,903
Johnson & Johnson	22,260	3,951,373
McKesson Corp.	3,023	986,133
Merck & Co., Inc.	19,394	1,768,151
Neurocrine Biosciences, Inc. (a)	2,576	251,108
Pfizer, Inc.	22,855	1,198,288
		21,118,486
		76,397,979
Energy — 4.3%
Oil & Gas — 4.0%
Chevron Corp.	20,317	2,941,495
ConocoPhillips	38,482	3,456,068
Diamondback Energy, Inc.	16,410	1,988,071
EOG Resources, Inc.	18,199	2,009,898
Exxon Mobil Corp.	17,301	1,481,658
Phillips 66	6,330	518,997
Pioneer Natural Resources Co.	6,808	1,518,729
Untrade Brightoil	52,000	9,940
		13,924,856
Oil & Gas Services — 0.1%
Baker Hughes Co.	12,420	358,565
Pipelines — 0.2%
Cheniere Energy, Inc.	3,980	529,460
		14,812,881
Financial — 15.5%
Banks — 4.5%
Bank of America Corp.	123,186	3,834,780
Citigroup, Inc.	10,255	471,628
Fifth Third Bancorp	27,500	924,000
Morgan Stanley	19,664	1,495,644
State Street Corp.	18,789	1,158,342
SVB Financial Group (a)	1,059	418,294
Truist Financial Corp.	25,197	1,195,094
US Bancorp	50,913	2,343,016
Wells Fargo & Co.	95,361	3,735,290
		15,576,088

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 4.4%
American Express Co.	16,358	$2,267,546
Capital One Financial Corp.	6,131	638,789
Intercontinental Exchange, Inc.	10,891	1,024,190
Mastercard, Inc. Class A	15,563	4,909,815
T. Rowe Price Group, Inc.	11,234	1,276,295
Visa, Inc. Class A	26,561	5,229,595
		15,346,230
Insurance — 3.8%
Aon PLC Class A	3,681	992,692
Arthur J Gallagher & Co.	3,198	521,402
Berkshire Hathaway, Inc. Class B (a)	18,662	5,095,099
The Hartford Financial Services Group, Inc.	25,382	1,660,744
The Progressive Corp.	24,804	2,883,961
Prudential Financial, Inc.	3,358	321,294
The Travelers Cos., Inc.	8,216	1,389,572
Voya Financial, Inc.	5,267	313,545
		13,178,309
Real Estate Investment Trusts (REITS) — 2.8%
Camden Property Trust	9,468	1,273,257
Duke Realty Corp.	4,477	246,011
Equinix, Inc.	1,618	1,063,058
Equity LifeStyle Properties, Inc.	9,981	703,361
Host Hotels & Resorts, Inc.	30,201	473,552
Kimco Realty Corp.	27,869	550,970
Prologis, Inc.	19,445	2,287,704
SBA Communications Corp.	2,448	783,482
Sun Communities, Inc.	5,785	921,898
UDR, Inc.	4,589	211,278
Ventas, Inc.	21,389	1,100,036
		9,614,607
		53,715,234
Industrial — 7.7%
Aerospace & Defense — 1.0%
Northrop Grumman Corp.	2,207	1,056,204
Raytheon Technologies Corp.	25,545	2,455,130
		3,511,334
Building Materials — 0.5%
Lennox International, Inc.	363	74,992
Martin Marietta Materials, Inc.	2,982	892,334
Masco Corp.	15,132	765,679
		1,733,005
Electronics — 0.3%
Honeywell International, Inc.	6,336	1,101,260
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	1,604	168,195

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 1.7%
Deere & Co.	9,400	$2,815,018
Dover Corp.	5,839	708,388
Ingersoll Rand, Inc.	11,842	498,311
Otis Worldwide Corp.	24,199	1,710,143
		5,731,860
Miscellaneous - Manufacturing — 1.8%
Eaton Corp. PLC	16,815	2,118,522
Parker-Hannifin Corp.	5,896	1,450,711
Textron, Inc.	14,189	866,522
Trane Technologies PLC	14,886	1,933,245
		6,369,000
Transportation — 2.3%
FedEx Corp.	5,207	1,180,479
Norfolk Southern Corp.	8,595	1,953,558
Union Pacific Corp.	6,237	1,330,227
United Parcel Service, Inc. Class B	19,489	3,557,522
		8,021,786
		26,636,440
Technology — 23.0%
Computers — 8.4%
Accenture PLC Class A	11,688	3,245,173
Apple, Inc.	167,414	22,888,842
Fortinet, Inc. (a)	7,495	424,067
Leidos Holdings, Inc.	11,258	1,133,793
Seagate Technology Holdings PLC	21,395	1,528,459
		29,220,334
Semiconductors — 5.7%
Advanced Micro Devices, Inc. (a)	29,730	2,273,453
Analog Devices, Inc.	19,471	2,844,518
Applied Materials, Inc.	3,241	294,866
Lam Research Corp.	5,303	2,259,874
Microchip Technology, Inc.	20,843	1,210,562
Micron Technology, Inc.	11,783	651,364
NVIDIA Corp.	23,871	3,618,605
NXP Semiconductor NV	13,856	2,051,104
QUALCOMM, Inc.	7,481	955,623
Texas Instruments, Inc.	23,254	3,572,977
		19,732,946
Software — 8.9%
Adobe, Inc. (a)	4,931	1,805,042
Intuit, Inc.	6,178	2,381,248
Microsoft Corp.	93,296	23,961,212
Oracle Corp.	11,000	768,570
Salesforce, Inc. (a)	5,861	967,299
Workday, Inc. Class A (a)	3,806	531,242

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ZoomInfo Technologies, Inc. (a)	10,320	$343,037
		30,757,650
		79,710,930
Utilities — 3.1%
Electric — 3.1%
Ameren Corp.	13,080	1,181,909
CenterPoint Energy, Inc.	36,109	1,068,104
Evergy, Inc.	6,976	455,184
Exelon Corp.	57,466	2,604,359
FirstEnergy Corp.	25,466	977,640
NextEra Energy, Inc.	34,178	2,647,428
Sempra Energy	10,980	1,649,964
		10,584,588
		10,584,588

TOTAL COMMON STOCK (Cost $298,258,206)		342,648,069

TOTAL EQUITIES (Cost $298,258,206)		342,648,069

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc., CVR (a) (c) (d)	505	—

TOTAL RIGHTS (Cost $30)		—

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	10,693	10,693

TOTAL MUTUAL FUNDS (Cost $10,693)		10,693

TOTAL LONG-TERM INVESTMENTS (Cost $298,268,929)		342,658,762

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (f)	$2,437,582	2,437,582

TOTAL SHORT-TERM INVESTMENTS (Cost $2,437,582)		2,437,582

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 99.7% (Cost $300,706,511) (g)		$345,096,344

Other Assets/(Liabilities) — 0.3%		883,950

NET ASSETS — 100.0%		$345,980,294

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $72,667 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $63,622 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $2,437,598. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $2,486,377.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/16/22	13	$2,523,251	$(60,076)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.9%

BANK LOANS — 1.9%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
4.739% VRN 8/21/26	$145,744	$124,794
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD LIBOR + 1.500%
3.095% VRN 2/05/27	305,000	293,181
		417,975
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan G, 1 mo. USD LIBOR + 2.250%
3.916% VRN 8/22/24	134,536	129,477
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.813% VRN 4/20/28	200,000	190,428
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%
7.313% VRN 6/21/27	240,000	236,640
		427,068
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 4/30/26	128,229	119,414
Computers — 0.0%
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 2/01/28	141,270	132,364
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
6.000% VRN 10/01/26	235,005	216,959
Entertainment — 0.2%
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD LIBOR + 2.000%
3.670% VRN 3/17/28	587,563	552,796
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
4.166% VRN 2/01/24	315,000	306,495
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.688% VRN 8/25/28	128,776	120,695
UFC Holdings, LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 2.750%
3.500% VRN 4/29/26	309,895	287,892
		1,267,878

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
4.666% VRN 3/29/25	$470,003	$444,237
GFL Environmental, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
4.239% VRN 5/30/25	131,239	127,685
Madison IAQ LLC, Term Loan, 6 mo. USD LIBOR + 3.250%
4.524% VRN 6/21/28	128,688	116,891
		688,813
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
3.916% VRN 11/08/27	122,195	117,212
Maravai Intermediate Holdings, LLC, 2022 Term Loan B, 3 mo. USD LIBOR + 3.000%
3.851% VRN 10/19/27	240,323	227,706
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 10/23/28	230,000	212,929
		557,847
Health Care – Services — 0.1%
ADMI Corp.
2021 Term Loan B2, 1 mo. USD LIBOR + 3.375%
5.041% VRN 12/23/27	97,104	88,278
2021 Incremental Term Loan B3, 1 mo. USD LIBOR + 3.500%
5.166% VRN 12/23/27	133,738	122,259
HCA, Inc., 2021 Term Loan B14, 1 mo. USD LIBOR + 1.750%
3.416% VRN 6/30/28	44,550	44,369
ICON Luxembourg S.A.R.L.
US Term Loan, 3 mo. USD LIBOR + 2.250%
4.563% VRN 7/03/28	23,889	23,046
LUX Term Loan, 3 mo. USD LIBOR + 2.250%
4.563% VRN 7/03/28	95,881	92,498
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 11/16/25	159,589	148,592
Surgery Center Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.950% VRN 8/31/26	146,233	135,951
		654,993
Insurance — 0.2%
Alliant Holdings Intermediate LLC
2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 5/09/25	75,556	70,969
2021 Term Loan B4, 1 mo. USD LIBOR + 3.500%
5.009% VRN 11/06/27	68,752	63,784
Asurion LLC
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%
4.666% VRN 11/03/24	171,504	160,442
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
6.916% VRN 1/20/29	335,000	283,075
Hub International Ltd., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.348% VRN 4/25/25	485,631	459,640
		1,037,910

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.0%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
4.416% VRN 12/23/24	$141,748	$136,226
2020 Term Loan B1, 1 mo. USD LIBOR + 3.500%
5.166% VRN 7/21/25	105,853	101,804
		238,030
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
4.416% VRN 8/01/25	136,653	128,920
Machinery – Diversified — 0.1%
Vertical U.S. Newco, Inc., Term Loan B, 6 mo. USD LIBOR + 3.500%
4.019% VRN 7/30/27	287,335	268,480
Media — 0.0%
Mission Broadcasting, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.562% VRN 6/02/28	173,688	167,247
Packaging & Containers — 0.1%
Charter NEX US, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 12/01/27	313,737	294,653
Pharmaceuticals — 0.1%
Bausch & Lomb, Inc., Term Loan, 1 mo. SOFR + 3.250%
4.549% VRN 5/10/27	55,000	51,095
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
6.250% VRN 10/01/27	287,093	270,944
Perrigo Investments, LLC, Term Loan B, 1 mo. SOFR + 2.500%
3.645% VRN 4/20/29	120,000	115,200
PetVet Care Centers, LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 3.500%
5.166% VRN 2/14/25	290,556	273,364
		710,603
Pipelines — 0.1%
Buckeye Partners, L.P., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.916% VRN 11/01/26	376,381	359,210
Retail — 0.2%
IRB Holding Corp, 2022 Term Loan B, 1 mo. SOFR + 3.150%
4.238% VRN 12/15/27	170,981	160,153
KFC Holding Co., 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
3.345% VRN 3/15/28	723,305	712,455
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
5.813% VRN 12/21/27	126,879	118,315
		990,923
Semiconductors — 0.0%
Entegris, Inc., 2022 Term Loan B,
0.000% 7/06/29 (a)	115,000	110,975
Software — 0.4%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%
5.250% VRN 9/19/24	482,227	461,733

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 12/11/28	$218,663	$201,443
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 3 mo. SOFR + 3.500%
3.500% VRN 2/15/29 (b)	34,058	31,270
2022 Term Loan B, 1 mo. SOFR + 3.500%
5.009% FRN 2/15/29	200,942	184,491
CDK Global, Inc., 2022 USD Term Loan B,
0.000% 7/06/29 (a)	85,000	80,123
Epicor Software Corp., 2020 Term Loan, 1 mo. USD LIBOR + 3.250%
4.916% VRN 7/30/27	295,909	278,658
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
4.666% VRN 4/24/28	207,725	191,539
The Ultimate Software Group, Inc.
2021 Term Loan, 3 mo. USD LIBOR + 3.250%
4.212% VRN 5/04/26	916,881	856,715
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%
6.212% VRN 5/03/27	95,000	87,400
		2,373,372
Telecommunications — 0.0%
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. SOFR + 4.250%
4.920% VRN 2/01/29	585	535
Iridium Satellite LLC, 2021 Term Loan B2, 1 mo. USD LIBOR + 2.500%
4.166% VRN 11/04/26	151,094	144,672
		145,207

TOTAL BANK LOANS (Cost $12,126,690)		11,438,318

CORPORATE DEBT — 27.0%
Agriculture — 0.4%
BAT Capital Corp.
3.557% 8/15/27	770,000	705,492
BAT International Finance PLC
1.668% 3/25/26	205,000	181,613
3.950% 6/15/25 (c)	786,000	771,171
Bunge Finance Europe BV
1.850% 6/16/23 EUR (d)	220,000	229,350
Darling Ingredients, Inc.
6.000% 6/15/30 (c)	30,000	29,917
Reynolds American, Inc.
4.450% 6/12/25	395,000	392,979
		2,310,522
Airlines — 0.2%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (c)	115,000	105,660
5.750% 4/20/29 (c)	105,000	89,876
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c)	525,000	515,970
United Airlines Pass Through Trust
2.900% 11/01/29	144,717	127,262

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.700% 11/01/33	$91,005	$77,734
		916,502
Apparel — 0.0%
Wolverine World Wide, Inc.
4.000% 8/15/29 (c) (e)	160,000	128,374
Auto Manufacturers — 1.4%
American Honda Finance Corp.
0.750% 11/25/26 GBP (d)	130,000	140,537
1.950% 10/18/24 EUR (d)	200,000	209,464
BMW Finance NV
0.010% 3/24/23 EUR (c) (d)	117,000	121,860
0.010% 4/14/23 EUR (c) (d)	84,000	87,421
0.500% 11/22/22 EUR (c) (d)	105,000	110,080
1.250% 9/05/22 EUR (c) (d)	92,000	96,575
Ford Motor Co.
9.000% 4/22/25	90,000	96,581
9.625% 4/22/30	145,000	161,675
Ford Motor Credit Co. LLC
4.950% 5/28/27	265,000	243,875
General Motors Co.
4.200% 10/01/27 (e)	400,000	380,091
General Motors Financial Co., Inc.
0.850% 2/26/26 EUR (c) (d)	150,000	140,681
0.955% 9/07/23 EUR (c) (d)	110,000	113,574
4.000% 10/06/26	620,000	592,811
4.350% 4/09/25	750,000	741,391
5.100% 1/17/24	435,000	439,592
Hyundai Capital America
1.800% 10/15/25 (c)	300,000	274,661
2.100% 9/15/28 (c)	470,000	396,836
Mercedes-Benz International Finance BV
0.625% 2/27/23 EUR (c) (d)	112,000	117,222
0.750% 5/11/23 EUR (c) (d)	80,000	83,591
2.375% 9/12/22 EUR (c) (d)	72,000	75,723
RCI Banque SA
0.250% 3/08/23 EUR (c) (d)	55,000	57,171
0.750% 4/10/23 EUR (c) (d)	68,000	70,514
Stellantis NV
2.375% 4/14/23 EUR (c) (d)	53,000	55,922
Toyota Motor Credit Corp.
0.750% 7/21/22 EUR (c) (d)	104,000	108,989
2.375% 2/01/23 EUR (c) (d)	81,000	85,738
Volkswagen Bank GmbH
0.750% 6/15/23 EUR (c) (d)	80,000	83,174
2.500% 7/31/26 EUR (c) (d)	700,000	710,462
Volkswagen Financial Services AG
0.875% 4/12/23 EUR (c) (d)	72,000	75,170
2.500% 4/06/23 EUR (c) (d)	67,000	70,787
Volkswagen Group America Co.
4.600% 6/08/29	215,000	209,674
Volkswagen Group of America Finance LLC
3.200% 9/26/26 (c)	1,320,000	1,250,245
3.350% 5/13/25 (c)	500,000	483,689
Volkswagen International Finance NV
0.875% 1/16/23 EUR (c) (d)	120,000	125,890
Volkswagen Leasing GmbH

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.500% 6/19/26 EUR (c) (d)	$145,000	$142,712
1.625% 8/15/25 EUR (c) (d)	150,000	151,494
2.375% 9/06/22 EUR (c) (d)	100,000	105,118
		8,410,990
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.100% 12/01/51	105,000	68,217
Continental AG
0.010% 9/12/23 EUR (c) (d)	45,000	46,188
The Goodyear Tire & Rubber Co.
5.000% 7/15/29 (e)	260,000	215,442
Tenneco, Inc.
7.875% 1/15/29 (c)	170,000	164,247
5.125% 4/15/29 (c)	79,000	74,361
		568,455
Banks — 8.7%
ABN AMRO Bank NV
2.500% 11/29/23 EUR (c) (d)	114,000	121,350
Arion Banki HF
1.000% 3/20/23 EUR (c) (d)	150,000	156,432
Banco Bilbao Vizcaya Argentaria SA
0.375% 10/02/24 EUR (c) (d)	200,000	200,513
0.750% 9/11/22 EUR (c) (d)	100,000	104,913
Banco de Bogota SA
6.250% 5/12/26 (c)	250,000	237,500
Banco de Credito del Peru SA 5 year CMT + 3.000%
3.125% VRN 7/01/30 (c)	200,000	182,759
Banco de Sabadell SA
0.875% 3/05/23 EUR (c) (d)	300,000	313,159
1. mo. EUAMDB ICE Swap + 1.150% 0.875% VRN 6/16/28 EUR (c) (d)	200,000	171,533
Banco Santander SA
1.375% 12/14/22 EUR (c) (d)	100,000	105,237
2.746% 5/28/25	1,200,000	1,137,312
3.490% 5/28/30	200,000	177,335
1 year CMT + 2.000% 4.175% VRN 3/24/28	200,000	191,102
Bangkok Bank PCL 5 year CMT + 1.900%
3.733% VRN 9/25/34 (c)	250,000	219,115
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (c)	200,000	171,000
Bank of America Corp.
0.750% 7/26/23 EUR (c) (d)	110,000	114,363
1.625% 9/14/22 EUR (c) (d)	111,000	116,661
SOFR + .960% 1.734% VRN 7/22/27	585,000	521,864
SOFR + 1.530% 1.898% VRN 7/23/31	1,240,000	993,577
SOFR + 1.220% 2.299% VRN 7/21/32	935,000	757,673
2.375% 6/19/24 EUR (c) (d)	150,000	157,475
2.375% 6/19/24 EUR (c) (d)	150,000	157,475
3 mo. USD LIBOR + .990% 2.496% VRN 2/13/31	1,735,000	1,472,297
SOFR + 2.150% 2.592% VRN 4/29/31	585,000	497,531
SOFR + 1.330% 2.972% VRN 2/04/33	845,000	721,925
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	55,000	51,302
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	495,000	475,927
3.950% 4/21/25	1,365,000	1,347,482
4.250% 10/22/26	700,000	690,834

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banque Federative du Credit Mutuel SA
0.750% 6/15/23 EUR (c) (d)	$100,000	$104,198
Barclays PLC
1 year CMT + 1.050% 2.279% VRN 11/24/27	295,000	261,874
SOFR + 2.714% 2.852% VRN 5/07/26	670,000	633,245
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	475,000	467,793
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (c)	300,000	253,650
BNP Paribas SA
SOFR + 1.004% 1.323% VRN 1/13/27 (c)	890,000	787,150
3 mo. EURIBOR + 1.800% 2.125% VRN 1/23/27 EUR (c) (d)	200,000	201,242
SOFR + 1.228% 2.591% VRN 1/20/28 (c)	680,000	612,499
2.875% 10/24/22 EUR (c) (d)	96,000	101,394
2.875% 9/26/23 EUR (c) (d)	153,000	163,301
4.500% 3/21/23 EUR (c) (d)	157,000	168,812
BPCE SA
0.375% 10/05/23 EUR (c) (d)	100,000	103,343
4.625% 7/18/23 EUR (c) (d)	100,000	107,105
CaixaBank SA
1.125% 1/12/23 EUR (c) (d)	100,000	104,831
1.125% 5/17/24 EUR (c) (d)	100,000	102,977
1.750% 10/24/23 EUR (c) (d)	100,000	104,212
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (c) (d)	200,000	206,719
Citigroup, Inc.
0.750% 10/26/23 EUR (c) (d)	110,000	113,813
SOFR + 1.167% 2.561% VRN 5/01/32	300,000	247,491
SOFR + 1.351% 3.057% VRN 1/25/33	575,000	489,466
SOFR + 1.280% 3.070% VRN 2/24/28	570,000	529,112
SOFR + 2.842% 3.106% VRN 4/08/26	475,000	456,376
Commerzbank AG
0.500% 8/28/23 EUR (c) (d)	142,000	146,885
1.500% 9/21/22 EUR (d)	18,000	18,908
Cooperatieve Rabobank UA
0.750% 8/29/23 EUR (c) (d)	100,000	103,855
2.375% 5/22/23 EUR (c) (d)	130,000	137,912
3.875% 7/25/23 EUR (c) (d)	118,000	126,527
4.125% 9/14/22 EUR (c) (d)	115,000	121,198
4.625% 5/23/29 GBP (c) (d)	150,000	176,138
Credit Agricole SA
1.000% 9/16/24 EUR (c) (d)	200,000	205,975
Credit Suisse AG
1.000% 6/07/23 EUR (c) (d)	111,000	115,614
Credit Suisse Group AG
1 mo. BPSW + 1.230% 2.125% VRN 9/12/25 GBP (c) (d)	250,000	287,338
SOFR + 3.730% 4.194% VRN 4/01/31 (c)	480,000	425,682
Danske Bank A/S
0.250% 11/28/22 EUR (c) (d)	109,000	114,116
0.875% 5/22/23 EUR (c) (d)	110,000	114,362
5 year EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (c) (d)	200,000	193,415
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (c)	1,040,000	992,109
1 year CMT + 1.450% 3.773% VRN 3/28/25 (c)	355,000	349,341
3.875% 9/12/23 (c)	5,000	4,981
5.375% 1/12/24 (c)	200,000	201,901
Deutsche Bank AG
1.125% 8/30/23 EUR (c) (d)	114,000	118,869
2.375% 1/11/23 EUR (c) (d)	100,000	105,454
Discover Bank
4.650% 9/13/28	405,000	390,425

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DNB Bank ASA
0.050% 11/14/23 EUR (c) (d)	$109,000	$111,982
DNB Boligkreditt AS
1.875% 11/21/22 EUR (c) (d)	100,000	105,520
The Goldman Sachs Group, Inc.
1.375% 7/26/22 EUR (c) (d)	118,000	123,730
1.375% 5/15/24 EUR (c) (d)	40,000	41,630
SOFR + .818% 1.542% VRN 9/10/27	605,000	531,734
1.625% 7/27/26 EUR (c) (d)	140,000	138,013
2.000% 7/27/23 EUR (c) (d)	130,000	136,783
SOFR + 1.248% 2.383% VRN 7/21/32	510,000	413,706
SOFR + 1.281% 2.615% VRN 4/22/32	250,000	208,116
SOFR + 1.264% 2.650% VRN 10/21/32	520,000	429,521
3.250% 2/01/23 EUR (c) (d)	134,000	142,277
3.500% 11/16/26	745,000	715,259
SOFR + 1.846% 3.615% VRN 3/15/28	550,000	521,263
Heta Asset Resolution AG
2.375% 12/13/22 EUR (c) (d)	1,100,000	1,163,636
HSBC Continental Europe SA
0.600% 3/20/23 EUR (c) (d)	100,000	104,648
HSBC Holdings PLC
SOFR + 1.538% 1.645% VRN 4/18/26	940,000	862,552
SOFR + 1.929% 2.099% VRN 6/04/26	610,000	564,988
SOFR + 1.430% 2.999% VRN 3/10/26	560,000	533,482
SOFR + 2.110% 4.755% VRN 6/09/28	970,000	945,171
ING Groep NV
1.000% 9/20/23 EUR (c) (d)	100,000	104,119
SOFR + 1.005% 1.726% VRN 4/01/27	260,000	232,409
SOFR + 1.640% 3.869% VRN 3/28/26	235,000	230,320
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (c) (d)	300,000	305,525
2.125% 8/30/23 EUR (c) (d)	114,000	119,906
JP Morgan Chase & Co.
1.500% 10/26/22 EUR (c) (d)	111,000	116,746
SOFR + .885% 1.578% VRN 4/22/27	630,000	561,317
3 mo. TSFR + 1.105% 1.764% VRN 11/19/31	955,000	757,116
SOFR + 1.890% 2.182% VRN 6/01/28	675,000	601,032
SOFR + 1.510% 2.739% VRN 10/15/30	445,000	389,164
2.750% 2/01/23 EUR (c) (d)	114,000	120,809
SOFR + 1.170% 2.947% VRN 2/24/28	570,000	528,843
SOFR + 2.515% 2.956% VRN 5/13/31	2,320,000	2,007,857
KBC Group NV
0.750% 10/18/23 EUR (c) (d)	100,000	103,288
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (d)	65,000	52,971
4.700% 6/02/37 CAD (d)	75,000	61,120
Landsbankinn HF
0.375% 5/23/25 EUR (c) (d)	265,000	256,237
1.000% 5/30/23 EUR (c) (d)	100,000	103,562
Lloyds Bank Corporate Markets PLC
0.250% 10/04/22 EUR (c) (d)	100,000	104,812
Morgan Stanley
3 mo. EURIBOR + .698% 0.406% VRN 10/29/27 EUR (d)	100,000	93,094
3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (d)	100,000	103,214
1.000% 12/02/22 EUR (d)	110,000	115,517
SOFR + .858% 1.512% VRN 7/20/27	730,000	641,045
SOFR + .879% 1.593% VRN 5/04/27	670,000	595,448
1.875% 3/30/23 EUR (d)	113,000	119,112

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.178% 2.239% VRN 7/21/32	$460,000	$373,979
SOFR + 1.430% 2.802% VRN 1/25/52	305,000	213,287
SOFR + 1.290% 2.943% VRN 1/21/33	245,000	210,095
SOFR + 1.485% 3.217% VRN 4/22/42	165,000	130,504
National Australia Bank Ltd.
0.625% 11/10/23 EUR (c) (d)	56,000	57,861
2.750% 8/08/22 EUR (c) (d)	92,000	96,654
The Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (c) (d)	100,000	99,402
Natwest Group PLC
2.500% 3/22/23 EUR (c) (d)	114,000	120,537
Nordea Bank Abp
1.000% 2/22/23 EUR (c) (d)	111,000	116,479
PNC Financial Services Group, Inc.
4.626% 6/06/33	320,000	310,119
QNB Finance Ltd.
2.750% 2/12/27 (c)	705,000	662,206
Santander Holdings SOFR + 1.249%
2.490% VRN 1/06/28	365,000	322,592
Santander UK Group Holdings PLC
1.125% 9/08/23 EUR (c) (d)	111,000	115,380
1 year CMT + 1.250% 1.532% VRN 8/21/26	1,465,000	1,313,411
Shinhan Bank Co. Ltd.
3.875% 3/24/26 (c)	200,000	196,664
4.000% 4/23/29 (c)	500,000	478,454
Societe Generale SA
4.250% 7/13/22 EUR (c) (d)	100,000	104,894
Standard Chartered PLC
1 year CMT + 1.000% 1.456% VRN 1/14/27 (c)	295,000	260,072
5 year EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (c) (d)	300,000	295,993
3 mo. USD LIBOR + 1.209% 2.819% VRN 1/30/26 (c)	200,000	189,505
1 year CMT + 1.650% 3.971% VRN 3/30/26 (c) (e)	285,000	278,663
1 year CMT + 3.850% 4.644% VRN 4/01/31 (c)	1,030,000	983,853
The Toronto-Dominion Bank
0.625% 7/20/23 EUR (c) (d)	110,000	114,441
Truist Financial Corp.
4.123% 6/06/28	525,000	518,694
UBS Group AG
1 year CMT + 1.080% 1.364% VRN 1/30/27 (c)	235,000	208,529
1 year CMT + 1.750% 4.751% VRN 5/12/28 (c)	200,000	198,269
UniCredit SpA
2.000% 3/04/23 EUR (c) (d)	313,000	330,050
5 mo. EURIBOR ICE Swap + 4.739%, 4.875% VRN 2/20/29 EUR (c) (d)	200,000	208,804
Wells Fargo & Co.
1.500% 9/12/22 EUR (c) (d)	111,000	116,601
2.250% 5/02/23 EUR (c) (d)	114,000	120,387
SOFR + 2.100% 2.393% VRN 6/02/28	1,105,000	991,045
SOFR + 1.262% 2.572% VRN 2/11/31	1,225,000	1,055,496
2.625% 8/16/22 EUR (c) (d)	113,000	118,739
SOFR + 1.432% 2.879% VRN 10/30/30	2,145,000	1,890,538
SOFR + 2.530% 3.068% VRN 4/30/41	335,000	261,548
4.300% 7/22/27	290,000	287,217
		51,906,810
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.500% 6/01/50	520,000	470,406

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.1%
CSL Finance PLC
4.050% 4/27/29 (c) (e)	$260,000	$255,771
4.250% 4/27/32 (c)	230,000	225,502
		481,273
Building Materials — 0.3%
Boral Finance Pty Ltd.
3.000% 11/01/22 (c)	170,000	169,465
3.750% 5/01/28 (c)	1,060,000	997,979
Cie de Saint-Gobain
1.750% 4/03/23 EUR (c) (d)	100,000	105,045
CRH Finance UK PLC
4.125% 12/02/29 GBP (c) (d)	150,000	183,695
Holcim Finance Luxembourg SA
1.375% 5/26/23 EUR (c) (d)	111,000	116,343
Johnson Controls International PLC
1.000% 9/15/23 EUR (d)	111,000	115,473
		1,688,000
Chemicals — 0.3%
BASF SE
0.101% 6/05/23 EUR (c) (d)	100,000	103,665
Braskem Netherlands Finance BV
4.500% 1/31/30 (c)	300,000	255,864
Eastman Chemical Co.
1.500% 5/26/23 EUR (d)	111,000	115,787
Equate Petrochemical BV
2.625% 4/28/28 (c)	200,000	177,500
4.250% 11/03/26 (c)	500,000	490,042
Evonik Industries AG
1.000% 1/23/23 EUR (c) (d)	84,000	87,958
LANXESS AG
2.625% 11/21/22 EUR (c) (d)	60,000	63,352
Methanex Corp.
5.125% 10/15/27	100,000	88,250
Westlake Corp.
1.625% 7/17/29 EUR (d)	575,000	507,337
		1,889,755
Commercial Services — 0.3%
Abertis Infraestructuras SA
3.000% 3/27/31 EUR (c) (d)	100,000	94,787
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (c)	250,000	233,065
Holding d’Infrastructures de Transport SASU
0.625% 3/27/23 EUR (c) (d)	100,000	103,838
Transurban Finance Co.
2.450% 3/16/31 (c)	920,000	756,398
3.375% 3/22/27 (c)	560,000	533,265
Verisure Holding AB
3.875% 7/15/26 EUR (c) (d)	100,000	91,622
		1,812,975

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.1%
Apple, Inc.
2.400% 8/20/50	$130,000	$92,068
Capgemini SE
2.500% 7/01/23 EUR (c) (d)	100,000	105,771
International Business Machines Corp.
0.375% 1/31/23 EUR (d)	109,000	114,117
		311,956
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	525,000	457,754
3.000% 10/29/28	265,000	223,627
3.500% 1/15/25	150,000	143,369
4.450% 4/03/26	270,000	258,118
4.875% 1/16/24	540,000	537,526
6.500% 7/15/25	150,000	153,613
Ally Financial, Inc.
4.750% 6/09/27	630,000	605,851
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (c)	531,000	434,450
3.950% 7/01/24 (c)	125,000	119,778
4.250% 4/15/26 (c)	150,000	139,106
4.375% 5/01/26 (c)	270,000	250,407
Capital One Financial Corp.
1.650% 6/12/29 EUR (d)	300,000	264,188
SOFR + 1.790% 3.273% VRN 3/01/30	265,000	234,965
3.650% 5/11/27	510,000	485,850
3.750% 3/09/27	115,000	110,229
Discover Financial Services
4.100% 2/09/27	510,000	489,784
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (c) (d)	140,000	159,558
FCA Bank SpA/Ireland
0.500% 9/18/23 EUR (c) (d)	109,000	112,659
0.500% 9/13/24 EUR (c) (d)	160,000	161,913
0.625% 11/24/22 EUR (c) (d)	109,000	114,242
Intercontinental Exchange, Inc.
2.650% 9/15/40	130,000	95,823
4.600% 3/15/33	180,000	179,459
Iqera Group SAS
4.250% 9/30/24 EUR (c) (d)	100,000	97,164
LeasePlan Corp. NV
0.125% 9/13/23 EUR (d)	108,000	110,536
0.750% 10/03/22 EUR (c) (d)	109,000	114,327
5 mo. EURIBOR ICE Swap + 7.556%, 7.375% VRN EUR (c) (d) (f)	200,000	204,183
LSEGA Financing PLC
2.000% 4/06/28 (c)	1,520,000	1,334,146
2.500% 4/06/31 (c)	435,000	373,945
3.200% 4/06/41 (c)	200,000	157,254
Navient Corp.
6.750% 6/15/26	155,000	137,175
Visa, Inc.
2.000% 8/15/50 (e)	605,000	404,510
		8,665,509

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.3%
Ausgrid Finance Pty Ltd.
3.850% 5/01/23 (c)	$585,000	$584,952
4.350% 8/01/28 (c)	260,000	253,390
E.ON International Finance BV
0.750% 11/30/22 EUR (c) (d)	79,000	82,791
E.ON SE
0.010% 9/29/22 EUR (c) (d)	53,000	55,504
0.010% 10/24/22 EUR (c) (d)	85,000	88,974
0.375% 4/20/23 EUR (c) (d)	104,000	108,247
Edison International
4.950% 4/15/25	30,000	30,100
EDP - Energias de Portugal SA
2.875% 6/01/26 EUR (c) (d)	200,000	207,267
Enel Finance International NV
4.875% 4/17/23 EUR (c) (d)	120,000	129,527
5.000% 9/14/22 EUR (c) (d)	135,000	142,794
5.250% 9/29/23 EUR (d)	26,000	28,506
5.625% 8/14/24 GBP (c) (d)	150,000	189,905
Engie SA
0.375% 2/28/23 EUR (c) (d)	100,000	104,419
3.000% 2/01/23 EUR (c) (d)	84,000	89,067
Interchile SA
4.500% 6/30/56 (c)	280,000	229,914
Minejesa Capital BV
5.625% 8/10/37 (c)	300,000	242,709
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	595,000	495,665
3.000% 1/15/52	550,000	395,273
NRG Energy, Inc.
4.450% 6/15/29 (c)	230,000	206,290
Pacific Gas and Electric Co.
2.100% 8/01/27	540,000	453,378
2.500% 2/01/31	465,000	356,620
4.550% 7/01/30	510,000	454,186
Sempra Energy
3.700% 4/01/29	145,000	136,440
Southern California Edison Co.
4.700% 6/01/27	340,000	341,078
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (c) (d)	100,000	100,415
Vistra Corp. 5 year CMT + 6.930%
8.000% VRN (c) (f)	265,000	255,063
Vistra Operations Co. LLC
3.550% 7/15/24 (c)	1,285,000	1,241,349
4.375% 5/01/29 (c) (e)	195,000	163,143
5.125% 5/13/25 (c)	485,000	481,120
Xcel Energy, Inc.
4.600% 6/01/32	85,000	84,533
		7,732,619
Electrical Components & Equipment — 0.0%
Schneider Electric SE
1.500% 9/08/23 EUR (c) (d)	100,000	105,056

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.1%
Arrow Electronics, Inc.
4.000% 4/01/25	$375,000	$373,099
Engineering & Construction — 0.1%
Cellnex Telecom SA
1.750% 10/23/30 EUR (c) (d)	200,000	149,136
Infrastrutture Wireless Italiane SpA
1.625% 10/21/28 EUR (c) (d)	155,000	137,440
		286,576
Entertainment — 0.1%
Cirsa Finance International Sarl
6.250% 12/20/23 EUR (c) (d)	84,917	84,539
International Game Technology PLC
3.500% 6/15/26 EUR (c) (d)	100,000	95,191
3.500% 6/15/26 EUR (c) (d)	100,000	95,192
Magallanes, Inc.
3.755% 3/15/27 (c)	340,000	318,901
		593,823
Environmental Controls — 0.0%
Madison IAQ LLC
4.125% 6/30/28 (c)	155,000	128,021
Food — 0.2%
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (c) (d)	100,000	94,341
Chobani LLC / Chobani Finance Corp., Inc.
4.625% 11/15/28 (c)	185,000	156,325
Danone SA
0.424% 11/03/22 EUR (c) (d)	100,000	104,814
Iceland Bondco PLC
4.625% 3/15/25 GBP (c) (d)	150,000	140,914
Mondelez International Holdings Netherlands BV
0.250% 9/09/29 EUR (c) (d)	198,000	167,918
Nestle Finance International Ltd.
0.750% 5/16/23 EUR (c) (d)	39,000	40,829
Tesco Corporate Treasury Services PLC
0.875% 5/29/26 EUR (c) (d)	150,000	142,748
1.875% 11/02/28 GBP (c) (d)	150,000	155,003
		1,002,892
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (c)	200,000	177,500
Suzano Austria GmbH
5.000% 1/15/30	200,000	182,000
		359,500
Gas — 0.1%
APA Infrastructure Ltd.
4.250% 7/15/27 (c)	885,000	861,974

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.3%
Abbott Ireland Financing DAC
0.875% 9/27/23 EUR (c) (d)	$111,000	$115,661
Baxter International, Inc.
2.272% 12/01/28	345,000	302,042
Becton Dickinson Euro Finance SARL
0.632% 6/04/23 EUR (d)	109,000	113,248
1.213% 2/12/36 EUR (d)	100,000	74,203
Medline Borrower LP
3.875% 4/01/29 (c)	230,000	196,121
Medtronic Global Holdings SCA
0.375% 3/07/23 EUR (d)	160,000	167,285
0.375% 10/15/28 EUR (d)	100,000	90,815
PerkinElmer, Inc.
1.900% 9/15/28	410,000	342,256
2.250% 9/15/31	220,000	174,332
3.300% 9/15/29	195,000	172,876
Thermo Fisher Scientific, Inc.
0.875% 10/01/31 EUR (d)	140,000	122,629
2.375% 4/15/32 EUR (d)	100,000	99,063
		1,970,531
Health Care – Services — 0.5%
Centene Corp.
2.450% 7/15/28	230,000	191,960
2.625% 8/01/31	315,000	250,582
3.375% 2/15/30	515,000	436,554
4.625% 12/15/29	875,000	811,740
Charles River Laboratories International, Inc.
4.000% 3/15/31 (c) (e)	110,000	93,769
Fresenius Medical Care AG & Co. KGaA
0.250% 11/29/23 EUR (c) (d)	72,000	73,897
Hca, Inc.
3.125% 3/15/27 (c)	235,000	213,806
3.375% 3/15/29 (c)	90,000	79,312
Humana, Inc.
3.700% 3/23/29	170,000	161,242
4.875% 4/01/30	645,000	652,944
Tenet Healthcare Corp.
6.125% 6/15/30 (c)	55,000	51,839
UnitedHealth Group, Inc.
2.000% 5/15/30	190,000	163,221
		3,180,866
Holding Company – Diversified — 0.0%
CK Hutchison Finance 16 Ltd.
1.250% 4/06/23 EUR (c) (d)	111,000	116,619
Insurance — 0.7%
AIA Group Ltd.
3.900% 4/06/28 (c)	640,000	634,630
Allianz SE 10 mo. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (c) (d) (f)	400,000	408,675
Berkshire Hathaway Finance Corp.
1.500% 3/18/30 EUR (d)	167,000	155,671
2.500% 1/15/51	375,000	255,558

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Berkshire Hathaway, Inc.
0.750% 3/16/23 EUR (d)	$160,000	$167,614
CNO Financial Group, Inc.
5.250% 5/30/25	217,000	220,528
CNP Assurances
1.875% 10/20/22 EUR (c) (d)	100,000	105,019
Equitable Holdings, Inc.
4.350% 4/20/28	1,150,000	1,110,822
Hannover Rueck SE 3 mo. EURIBOR + 3.000%
1.750% VRN 10/08/40 EUR (c) (d)	300,000	254,493
Legal & General Group PLC 5 Year UK Gilt + 4.580%
5.375% VRN 10/27/45 GBP (c) (d)	185,000	225,915
Marsh & McLennan Cos., Inc.
2.250% 11/15/30	185,000	156,509
Trinity Acquisition PLC
4.400% 3/15/26	545,000	539,301
		4,234,735
Internet — 0.2%
Alphabet, Inc.
2.050% 8/15/50	625,000	422,382
Booking Holdings, Inc.
2.150% 11/25/22 EUR (d)	100,000	105,042
MercadoLibre, Inc.
3.125% 1/14/31	200,000	144,062
Netflix, Inc.
4.625% 5/15/29 EUR (d)	100,000	98,636
Tencent Holdings Ltd.
3.240% 6/03/50 (c)	350,000	242,985
3.840% 4/22/51 (c)	200,000	156,123
United Group BV
4.625% 8/15/28 EUR (c) (d)	100,000	80,012
		1,249,242
Investment Companies — 0.1%
Criteria Caixa SA
1.500% 5/10/23 EUR (c) (d)	100,000	104,726
JAB Holdings BV
2.000% 5/18/28 EUR (c) (d)	300,000	278,959
		383,685
Iron & Steel — 0.0%
ABJA Investment Co. Pte Ltd.
5.450% 1/24/28 (c)	200,000	188,789
Leisure Time — 0.0%
Deuce Finco Plc
5.500% 6/15/27 GBP (c) (d)	100,000	96,454
Royal Caribbean Cruises Ltd.
10.875% 6/01/23 (c)	155,000	155,031
		251,485
Lodging — 0.0%
Las Vegas Sands Corp.
3.500% 8/18/26	210,000	183,549

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.1%
Highland Holdings Sarl
0.318% 12/15/26 EUR (d)	$122,000	$114,143
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (c) (d)	100,000	90,280
TK Elevator US Newco, Inc.
5.250% 7/15/27 (c)	285,000	254,096
		458,519
Media — 0.5%
Altice Financing SA
4.250% 8/15/29 EUR (c) (d)	100,000	78,858
Bertelsmann SE & Co. KGaA
2.625% 8/02/22 EUR (c) (d)	100,000	104,936
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	235,000	191,525
5.375% 6/01/29 (c)	80,000	71,500
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	355,000	292,262
2.800% 4/01/31	89,000	71,464
4.200% 3/15/28	485,000	456,780
5.125% 7/01/49	215,000	178,943
6.484% 10/23/45	105,000	102,324
Comcast Corp.
2.887% 11/01/51	715,000	514,885
3.250% 11/01/39	295,000	243,607
DISH DBS Corp.
5.750% 12/01/28 (c)	105,000	77,743
Sirius XM Radio, Inc.
4.000% 7/15/28 (c)	155,000	134,075
TDF Infrastructure SASU
2.875% 10/19/22 EUR (c) (d)	100,000	104,995
Univision Communications, Inc.
7.375% 6/30/30 (c)	20,000	19,633
Ziggo BV
2.875% 1/15/30 EUR (c) (d) (e)	100,000	79,632
		2,723,162
Mining — 0.0%
Arconic Corp.
6.125% 2/15/28 (c)	165,000	152,146
Hudbay Minerals, Inc.
6.125% 4/01/29 (c) (e)	100,000	81,105
		233,251
Miscellaneous - Manufacturing — 0.1%
Parker Hannifin Corp.
4.250% 9/15/27	260,000	259,054
Parker-Hannifin Corp.
4.500% 9/15/29	175,000	174,485
Siemens Financieringsmaatschappij NV
0.010% 2/20/23 EUR (c) (d)	100,000	104,479
0.375% 9/06/23 EUR (c) (d)	107,000	111,151
		649,169

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.0%
Aker BP ASA
2.875% 1/15/26 (c)	$180,000	$170,345
BP Capital Markets PLC
1.109% 2/16/23 EUR (c) (d)	150,000	157,723
2.213% 9/25/26 EUR (c) (d)	160,000	164,925
Continental Resources, Inc.
5.750% 1/15/31 (c)	160,000	154,190
Ecopetrol SA
4.625% 11/02/31	225,000	170,435
Eni SpA
3.250% 7/10/23 EUR (c) (d)	117,000	125,066
4.750% 9/12/28 (c)	875,000	874,668
Leviathan Bond Ltd.
6.500% 6/30/27 (c)	300,000	276,960
Occidental Petroleum Corp.
8.500% 7/15/27	225,000	247,595
8.875% 7/15/30	160,000	183,692
OMV AG
0.010% 6/16/23 EUR (c) (d)	71,000	73,519
Petroleos Mexicanos
5.125% 3/15/23 EUR (c) (d)	850,000	893,608
Reliance Industries Ltd.
3.667% 11/30/27 (c)	350,000	338,821
Saudi Arabian Oil Co.
4.250% 4/16/39 (c)	200,000	184,432
TotalEnergies Capital International SA
2.125% 3/15/23 EUR (c) (d)	100,000	105,929
Wintershall Dea Finance BV
0.452% 9/25/23 EUR (c) (d)	100,000	102,085
Woodside Finance Ltd.
3.700% 9/15/26 (c)	2,000,000	1,930,048
		6,154,041
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.000% 9/01/29 EUR (c) (d)	180,000	140,324
6.000% 6/15/27 (c) (e)	240,000	237,000
Graphic Packaging International LLC
2.625% 2/01/29 EUR (c) (d)	100,000	85,030
Sealed Air Corp.
5.000% 4/15/29 (c) (e)	85,000	79,475
Trivium Packaging Finance BV
3.750% 8/15/26 EUR (c) (d)	100,000	95,972
		637,801
Pharmaceuticals — 1.3%
AbbVie, Inc.
2.950% 11/21/26	410,000	388,883
3.200% 11/21/29	340,000	313,340
4.050% 11/21/39	270,000	241,855
4.250% 11/21/49	325,000	289,669
4.700% 5/14/45	530,000	501,722
4.875% 11/14/48	980,000	949,877
Astrazeneca Finance LLC
1.750% 5/28/28	445,000	393,299

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bayer Capital Corp. BV
0.625% 12/15/22 EUR (c) (d)	$100,000	$104,868
1.250% 11/13/23 EUR (c) (d)	56,000	58,480
Becton Dickinson and Co.
1.957% 2/11/31	645,000	522,050
2.823% 5/20/30	1,230,000	1,084,518
3.020% 5/24/25 GBP (d)	150,000	179,104
3.794% 5/20/50	390,000	323,925
4.669% 6/06/47	246,000	231,496
Cardinal Health, Inc.
4.500% 11/15/44	95,000	81,799
4.900% 9/15/45	105,000	95,783
Cigna Corp.
3.400% 3/01/27	325,000	312,991
CVS Health Corp.
5.050% 3/25/48	728,000	701,277
Eli Lilly & Co.
2.250% 5/15/50 (e)	180,000	128,237
GlaxoSmithKline Capital PLC
0.125% 5/12/23 EUR (c) (d)	100,000	104,030
Roche Finance Europe BV
0.500% 2/27/23 EUR (c) (d)	92,000	96,354
Sanofi
0.500% 3/21/23 EUR (c) (d)	100,000	104,814
2.500% 11/14/23 EUR (c) (d)	100,000	106,359
Takeda Pharmaceutical Co. Ltd.
2.250% 11/21/26 EUR (c) (d)	270,000	277,980
Teva Pharmaceutical Finance Netherlands BV
6.000% 1/31/25 EUR (d)	100,000	101,944
Teva Pharmaceutical Finance Netherlands III BV
7.125% 1/31/25	200,000	194,976
		7,889,630
Pipelines — 1.9%
Boardwalk Pipelines LP
3.400% 2/15/31	990,000	846,057
4.950% 12/15/24	1,415,000	1,425,709
Cheniere Corpus Christi Holdings LLC
3.700% 11/15/29	465,000	426,256
5.125% 6/30/27	140,000	140,167
5.875% 3/31/25	760,000	778,617
7.000% 6/30/24	290,000	300,688
Cheniere Energy Partners LP
3.250% 1/31/32 (c)	95,000	74,813
Cheniere Energy, Inc.
4.625% 10/15/28	255,000	229,645
DCP Midstream Operating LP
6.750% 9/15/37 (c)	115,000	109,394
Energy Transfer LP
2.900% 5/15/25	185,000	175,998
4.500% 4/15/24	105,000	105,124
5.000% 5/15/50	90,000	77,026
5.875% 1/15/24	600,000	612,108
6.000% 6/15/48	568,000	536,393
6.250% 4/15/49	105,000	102,317
Gray Oak Pipeline LLC
2.000% 9/15/23 (c)	55,000	53,613
2.600% 10/15/25 (c)	170,000	158,891

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.450% 10/15/27 (c)	$70,000	$64,132
NuStar Logistics LP
5.750% 10/01/25	150,000	140,250
Sabine Pass Liquefaction LLC
4.500% 5/15/30	95,000	91,291
5.000% 3/15/27	290,000	290,796
5.875% 6/30/26	1,715,000	1,775,284
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
7.500% 10/01/25 (c)	195,000	188,724
Targa Resources Corp.
4.950% 4/15/52	210,000	181,105
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	125,000	106,970
4.875% 2/01/31	25,000	22,790
6.875% 1/15/29	185,000	188,792
Transcanada Trust 3 mo. CDOR + 3.080%
4.650% VRN 5/18/77 CAD (d)	650,000	463,003
Transcontinental Gas Pipe Line Co. LLC
4.000% 3/15/28	125,000	121,329
4.600% 3/15/48	110,000	100,302
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (c)	55,000	48,110
3.875% 11/01/33 (c)	180,000	148,500
4.125% 8/15/31 (c)	65,000	55,724
The Williams Cos., Inc.
3.750% 6/15/27	1,170,000	1,121,646
		11,261,564
Real Estate — 0.2%
Akelius Residential Property AB
1.750% 2/07/25 EUR (c) (d)	170,000	171,844
Blackstone Property Partners Europe Holdings SARL
0.500% 9/12/23 EUR (c) (d)	100,000	101,807
1.750% 3/12/29 EUR (c) (d)	280,000	235,977
Country Garden Holdings Co. Ltd.
5.125% 1/17/25 (c)	250,000	135,125
Dar Al-Arkan Sukuk Co. Ltd.
6.750% 2/15/25 (c)	300,000	295,890
EMG SUKUK Ltd.
4.564% 6/18/24 (c)	200,000	199,500
Howard Hughes Corp.
4.125% 2/01/29 (c)	195,000	150,389
Vonovia Finance BV
2.250% 12/15/23 EUR (c) (d)	100,000	104,211
		1,394,743
Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.
0.875% 5/21/29 EUR (d)	150,000	127,744
Boston Properties LP
2.900% 3/15/30	785,000	668,961
Brixmor Operating Partnership LP
4.050% 7/01/30	485,000	438,532
4.125% 6/15/26	2,000,000	1,955,249
4.125% 5/15/29	160,000	149,359
Crown Castle International Corp.
2.250% 1/15/31	1,230,000	999,628

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.900% 3/15/27	$135,000	$124,765
3.800% 2/15/28	665,000	628,443
Digital Dutch Finco BV
0.125% 10/15/22 EUR (c) (d)	108,000	113,021
Essex Portfolio LP
4.000% 3/01/29	760,000	726,944
Extra Space Storage LP
2.350% 3/15/32	775,000	616,076
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	125,000	119,456
Healthcare Realty Trust, Inc.
2.050% 3/15/31 (e)	230,000	181,079
3.625% 1/15/28	850,000	794,952
Highwoods Realty LP
3.050% 2/15/30	675,000	584,665
4.125% 3/15/28	405,000	387,713
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (c) (d)	200,000	197,451
Klepierre SA
1.000% 4/17/23 EUR (c) (d)	100,000	104,240
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.750% 2/01/27	55,000	56,787
Prologis LP
2.250% 6/30/29 GBP (d)	150,000	164,265
Realty Income Corp.
3.950% 8/15/27	650,000	635,062
Regency Centers LP
3.600% 2/01/27	305,000	295,427
4.125% 3/15/28	815,000	783,904
SBA Tower Trust
1.840% 4/15/27 (c)	635,000	566,621
2.593% 10/15/31 (c)	515,000	447,143
Scentre Group Trust 1 / Scentre Group Trust 2
1.375% 3/22/23 EUR (c) (d)	111,000	116,287
		11,983,774
Retail — 0.3%
Bath & Body Works, Inc.
6.625% 10/01/30 (c)	145,000	124,022
The Home Depot, Inc.
2.375% 3/15/51	351,000	238,550
Lowe S Cos., Inc.
3.350% 4/01/27	45,000	43,367
3.750% 4/01/32	200,000	186,075
Next Group PLC
3.625% 5/18/28 GBP (c) (d)	250,000	277,298
PetSmart, Inc. / PetSmart Finance Corp.
4.750% 2/15/28 (c)	255,000	219,837
Ross Stores, Inc.
1.875% 4/15/31 (e)	535,000	424,131
Yum! Brands, Inc.
5.375% 4/01/32	250,000	229,620
		1,742,900

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Savings & Loans — 0.1%
Nationwide Building Society
3 mo. EURIBOR + .930% 1.500% VRN 3/08/26 EUR (c) (d)	$140,000	$140,450
5 year EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (c) (d)	150,000	151,194
SOFR + 1.290% 2.972% VRN 2/16/28 (c) (e)	400,000	365,488
		657,132
Semiconductors — 0.4%
Entegris Escrow Corp.
5.950% 6/15/30 (c)	185,000	176,005
Micron Technology, Inc.
4.185% 2/15/27	277,000	270,731
4.975% 2/06/26	435,000	439,679
NXP BV / NXP Funding LLC
5.350% 3/01/26	1,115,000	1,137,372
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25	45,000	42,823
3.150% 5/01/27	95,000	88,163
		2,154,773
Software — 0.2%
Central Parent/merger
7.250% 6/15/29	95,000	91,770
Fidelity National Information Services, Inc.
0.125% 12/03/22 EUR (d)	109,000	114,140
0.750% 5/21/23 EUR (d)	110,000	114,464
Fiserv, Inc.
3.000% 7/01/31 GBP (d)	250,000	273,323
Oracle Corp.
2.300% 3/25/28	355,000	305,967
SAP SE
1.125% 2/20/23 EUR (c) (d)	106,000	111,327
Workday, Inc.
3.500% 4/01/27	140,000	133,937
3.700% 4/01/29	110,000	103,081
		1,248,009
Telecommunications — 1.6%
Altice France SA
3.375% 1/15/28 EUR (c) (d)	135,000	105,533
5.500% 1/15/28 (c)	290,000	229,825
America Movil SAB de CV
5.750% 6/28/30 GBP (d)	140,000	190,310
AT&T, Inc.
1.650% 2/01/28	415,000	359,641
2.300% 6/01/27	450,000	410,958
2.500% 3/15/23 EUR (d)	113,000	119,230
Axiata SPV2 Bhd
2.163% 8/19/30 (c)	250,000	212,333
CK Hutchison Group Telecom Finance SA
0.375% 10/17/23 EUR (c) (d)	109,000	112,039
Deutsche Telekom International Finance BV
0.625% 4/03/23 EUR (c) (d)	112,000	117,071
4.250% 7/13/22 EUR (c) (d)	80,000	83,918
NBN Co., Ltd.
2.625% 5/05/31 (c)	480,000	410,429
NTT Finance Corp.
1.591% 4/03/28 (c)	765,000	665,793

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Orange SA
0.750% 9/11/23 EUR (c) (d)	$100,000	$104,190
PLT VII Finance Sarl
4.625% 1/05/26 EUR (c) (d)	100,000	91,800
Rogers Communications, Inc.
3.200% 3/15/27 (c)	310,000	294,455
3.800% 3/15/32 (c)	295,000	270,503
4.550% 3/15/52 (c)	145,000	128,474
Sprint Capital Corp.
6.875% 11/15/28	110,000	115,667
T-Mobile USA, Inc.
3.750% 4/15/27	2,560,000	2,465,657
Tele2 AB
0.750% 3/23/31 EUR (c) (d)	130,000	110,450
Telefonica Emisiones SA
3.987% 1/23/23 EUR (c) (d)	100,000	106,726
Telstra Corp. Ltd.
3.500% 9/21/22 EUR (c) (d)	114,000	120,297
Verizon Communications, Inc.
2.100% 3/22/28	365,000	324,888
2.650% 11/20/40	530,000	391,875
2.987% 10/30/56	672,000	470,148
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (c) (d)	155,000	148,587
4.500% 7/15/31 GBP (c) (d)	150,000	143,794
Vodafone Group PLC
1.750% 8/25/23 EUR (c) (d)	113,000	118,830
4.875% 6/19/49	38,000	35,006
5.250% 5/30/48	848,000	811,379
		9,269,806
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.550% 11/19/26	245,000	234,468
Transportation — 0.0%
Deutsche Post AG
2.750% 10/09/23 EUR (c) (d)	62,000	66,136
InPost SA
2.250% 7/15/27 EUR (c) (d)	100,000	81,835
		147,971
Water — 0.0%
Veolia Environnement SA
0.314% 10/04/23 EUR (c) (d)	100,000	103,507

TOTAL CORPORATE DEBT (Cost $182,209,838)		161,708,808

MUNICIPAL OBLIGATIONS — 0.1%
Commonwealth of Puerto Rico
General Obligation, 0.000% 7/01/33	28,594	16,061
General Obligation, 0.010% 7/01/24	11,430	10,461
General Obligation, 0.010% 11/01/43	736,326	366,322
General Obligation, 5.250% 7/01/23	24,816	25,266
General Obligation, 5.375% 7/01/25	24,746	25,693
General Obligation, 5.625% 7/01/27	24,522	26,086

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
General Obligation, 5.625% 7/01/29	$24,124	$25,903
		495,792

TOTAL MUNICIPAL OBLIGATIONS (Cost $528,668)		495,792

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
Automobile Asset-Backed Securities — 1.0%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	275,000	260,659
CarMax Auto Owner Trust, Series 2022-1, Class D
2.470% 7/17/28	280,000	265,270
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	235,000	220,426
Series 2022-1A, Class D, 3.020% 6/15/28	995,000	937,340
Series 2022-2A, Class C, 3.850% 7/17/28	820,000	790,586
5.300% 9/15/27	520,000	522,914
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C
1.310% 10/15/25 (c)	290,000	279,673
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 1 mo. USD LIBOR + 2.150%
3.774% FRN 7/25/25 (c)	270,000	270,000
Santander Bank NA - SBCLN, Series 2021-1A, Class B
1.833% 12/15/31 (c)	182,977	178,362
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (c)	735,000	689,082
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.670% 10/15/27	310,000	287,803
Santander Retail Auto Lease Trust
Series 2021-A, Class D, 1.380% 3/22/27 (c)	715,000	675,033
Series 2019-B, Class D, 3.310% 6/20/24 (c)	715,000	714,872
		6,092,020
Commercial Mortgage-Backed Securities — 2.8%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250%
2.574% FRN 9/15/32 (c)	235,000	228,567
Aventura Mall Trust, Series 2018-AVM, Class A,
4.249% VRN 7/05/40 (c) (g)	380,000	357,641
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD LIBOR + 2.160%
3.484% FRN 11/15/34 (c)	245,000	236,349
Benchmark Mortgage Trust, Series 2018-B1, Class AM,
3.878% VRN 1/15/51 (g)	290,000	275,999
BX Commercial Mortgage Trust
Series 2021-LGCY, Class C, 1 mo. USD LIBOR + 1.004% 2.328% FRN 10/15/23 (c)	385,000	358,802
Series 2021-21M, Class C, 1 mo. USD LIBOR + 1.177% 2.501% FRN 10/15/36 (c)	340,000	318,562
Series 2021-ARIA, Class B, 1 mo. USD LIBOR + 1.297% 2.621% FRN 10/15/36 (c)	475,000	444,058
Series 2022-CSMO, Class B, 1 mo.TSFR + 3.141%, 3.891% FRN 6/15/27 (c)	675,000	663,155
Bxsc Commercial Mortgage Trust
1 mo.TSFR + 2.092%, 3.371% FRN 3/15/35 (c)	920,000	887,718
Series 2022, Class C, 1 mo.TSFR + 2.391%, 3.670% FRN 3/15/35 (c)	170,000	163,832

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	$295,000	$258,581
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, 3.635% VRN 5/10/35 (c) (g)	315,000	301,483
Series 2013-375P, Class C, 3.635% VRN 5/10/35 (c) (g)	390,000	378,775
Cold Storage Trust, Series 2020-ICE5, Class C, 1 mo. USD LIBOR + 1.650%
2.974% FRN 11/15/37 (c)	285,067	277,218
Commercial Mortgage Trust
Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (g)	1,650,000	1,600,294
Series 2015-CR26, Class B, 4.621% VRN 10/10/48 (g)	627,000	609,692
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (c)	298,544	273,282
Series 2020-NET, Class C, 3.526% 8/15/37 (c)	480,000	438,466
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS
3.278% 9/15/52	285,000	254,245
DC Office Trust, Series 2019-MTC, Class D,
3.174% VRN 9/15/45 (c) (g)	520,000	425,823
Great Wolf Trust
Series 2019-WOLF, Class A, 1 mo. USD LIBOR + 1.034% 2.358% FRN 12/15/36 (c)	710,000	690,474
Series 2019-WOLF, Class C, 1 mo. USD LIBOR + 1.633% 2.957% FRN 12/15/36 (c)	435,000	417,667
Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933% 3.257% FRN 12/15/36 (c)	820,000	775,114
GS Mortgage Securities Trust
Series 2019-GSA1, Class B, 3.511% 11/10/52	870,000	775,362
Series 2015-GC28, Class AS, 3.759% 2/10/48	400,000	386,099
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 1 mo. USD LIBOR + 1.650%
2.975% FRN 1/15/33 (c)	500,000	493,294
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (c)	115,000	112,887
Manhattan West Mortgage Trust, Series 2020-1MW, Class D,
2.413% VRN 9/10/39 (c) (g)	290,000	242,091
SMRT, Series 2022-MINI, Class C, 1 mo.TSFR + 1.550%,
2.829% FRN 1/15/39 (c)	580,000	545,116
VNDO Trust,
4.033% VRN 1/10/35 (c) (g)	750,000	657,218
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class C, 1 mo. USD LIBOR + 1.800% 3.124% FRN 2/15/40 (c)	368,154	352,072
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,634,592
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	936,321
		16,770,849
Other Asset-Backed Securities — 3.1%
522 Funding CLO Ltd.
Series 2019-5A, Class AR, 3 mo.TSFR + 1.330%, 2.176% FRN 4/15/35 (c)	825,000	791,351
Series 2019-5A, Class BR, 3 mo.TSFR + 1.850%, 2.696% FRN 4/15/35 (c)	465,000	437,111
AGL CLO 17 Ltd., Series 2022-17A, Class A, 3 mo.TSFR + 1.330%,
1.574% FRN 1/21/35 (c)	630,000	599,552
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C
2.370% 4/20/28 (c)	175,000	164,663
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194% 6/05/49 (c)	1,386,000	1,384,304

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Benefit Street Partners CLO Ltd., Series 2020-20A, Class AR, 3 mo. USD LIBOR + 1.170%
2.214% FRN 7/15/34 (c)	$470,000	$454,264
Carlyle U.S. CLO Ltd., Series 2019-4A, Class A11R, 3 mo.TSFR + 1.320%,
2.166% FRN 4/15/35 (c)	865,000	835,017
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280%
2.324% FRN 2/12/30 (c)	1,213,514	1,200,796
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A1R, 3 mo. USD LIBOR + 1.150%
2.194% FRN 10/17/34 (c)	490,000	473,041
CIFC Funding Ltd.
Series 2021-3A, Class A, 3 mo. USD LIBOR + 1.140% 2.184% FRN 7/15/36 (c)	585,000	566,798
Series 2020-3A, Class A1R, 3 mo. USD LIBOR + 1.130% 2.193% FRN 10/20/34 (c)	610,000	590,019
Series 2020-1A, Class A1R, 3 mo. USD LIBOR + 1.150% 2.194% FRN 7/15/36 (c)	925,000	896,693
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2
4.940% 1/25/52 CAD (c)	275,000	199,465
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (c)	557,938	504,445
Series 2020-1A, Class A2, 3.786% 7/20/50 (c)	270,188	254,777
Dryden 86 CLO Ltd., Series 2020-86A, Class A1R, 3 mo. USD LIBOR + 1.100%
2.144% FRN 7/17/34 (c)	600,000	579,907
Hardee’s Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (c)	297,000	255,813
Series 2018-1A, Class AII, 4.959% 6/20/48 (c)	312,813	305,009
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.960% 5/21/29 (c)	330,000	316,016
Series 2022-1A, Class D, 2.400% 11/20/29 (c)	350,000	331,893
HPS Loan Management, Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550%
2.956% FRN 5/06/30 (c)	265,000	255,188
Jack in the Box Funding LLC, Series 2022-1A, Class A2I
3.445% 2/26/52 (c)	969,130	889,538
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 3 mo.TSFR + 1.290%,
2.136% FRN 10/15/32 (c)	465,000	450,407
Morgan Stanley Eaton Vance CLO, Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.650%
2.834% FRN 10/20/34 (c)	440,000	411,994
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-32A, Class AR, 3 mo. USD LIBOR + .990% 2.034% FRN 1/20/32 (c)	1,445,000	1,410,135
Series 2021-43A, Class A, 3 mo. USD LIBOR + 1.130% 2.174% FRN 7/17/35 (c)	685,000	663,500
OZLM Ltd., Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010%
2.054% FRN 7/17/29 (c)	302,129	298,212
Palmer Square CLO Ltd., Series 2022-1A, Class A, 3 mo.TSFR + 1.320%,
1.786% FRN 4/20/35 (c)	480,000	461,063
Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I
3.251% 12/05/51 (c)	633,413	570,109
Regatta XIX Funding Ltd., Series 2022-1A, Class B, 3 mo.TSFR + 1.850%,
2.929% FRN 4/20/35 (c)	420,000	391,799
Symphony CLO Ltd., Series 2021-26A, Class AR, 3 mo. USD LIBOR + 1.080%
2.143% FRN 4/20/33 (c)	425,000	411,098

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Symphony CLO XXXI Ltd., Series 2022-31A, Class B, 3 mo.TSFR + 1.850%,
2.217% FRN 4/22/35 (c)	$410,000	$385,272
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD LIBOR + 1.060%
2.123% FRN 10/20/29 (c)	574,808	567,201
		18,306,450
Student Loans Asset-Backed Securities — 0.8%
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310% 1/15/69 (c)	188,740	176,136
Series 2020-DA, Class A, 1.690% 5/15/69 (c)	171,990	162,975
Series 2022-A, Class A, 2.230% 7/15/70 (c)	1,014,624	950,377
Series 2019-FA, Class A2, 2.600% 8/15/68 (c)	359,126	341,637
Series 2020-CA, Class B, 2.830% 11/15/68 (c)	470,000	411,760
SMB Private Education Loan Trust
Series 2021-A, Class APT1, 1.070% 1/15/53 (c)	498,597	442,842
Series 2020-BA, Class A1A, 1.290% 7/15/53 (c)	216,098	196,667
Series 2021-A, Class B, 2.310% 1/15/53 (c)	570,000	528,607
Series 2016-B, Class A2A, 2.430% 2/17/32 (c)	393,066	384,223
Series 2018-A, Class A2A, 3.500% 2/15/36 (c)	767,500	757,623
Series 2018-C, Class A2A, 3.630% 11/15/35 (c)	559,944	551,968
		4,904,815
Whole Loan Collateral Collateralized Mortgage Obligations — 2.6%
Angel Oak Mortgage Trust
Series 2021-4, Class A3, 1.446% VRN 1/20/65 (c) (g)	315,525	277,066
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (c) (g)	79,866	75,740
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (c)	323,019	306,873
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (c) (g)	275,000	248,584
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (c) (g)	12,667	12,634
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A20, 2.500% VRN 6/25/51 (c) (g)	989,087	816,344
Series 2021-4, Class A20, 2.500% VRN 10/25/51 (c) (g)	447,378	368,965
BINOM Securitization Trust, Series 2021-INV1, Class A1,
2.034% VRN 6/25/56 (c) (g)	324,848	307,397
CIM Trust
Series 2020-INV1, Class A2, 2.500% VRN 4/25/50 (c) (g)	478,396	431,384
Series 2021-INV1, Class A29, 2.500% VRN 7/01/51 (c) (g)	624,201	514,795
Series 2019-INV3, Class A15, 3.500% VRN 8/25/49 (c) (g)	69,416	67,581
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
3.000% VRN 11/27/51 (c) (g)	232,985	208,294
COLT Mortgage Loan Trust, Series 2020-3, Class A1,
1.506% VRN 4/27/65 (c) (g)	59,803	58,050
Ellington Financial Mortgage Trust
Series 2021-2, Class A2, 1.085% VRN 6/25/66 (c) (g)	350,817	312,974
Series 2021-3, Class A1, 1.241% VRN 9/25/66 (c) (g)	359,704	314,773
Series 2019-2, Class A1, 2.739% VRN 11/25/59 (c) (g)	164,818	161,190
Series 2020-1, Class A3, 3.999% VRN 5/25/65 (c) (g)	430,000	411,308
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, 1 mo. USD LIBOR + .850% 2.474% FRN 3/25/50 (c)	97,015	94,833
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (c) (g)	24,254	23,837
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (c) (g)	378,702	371,093
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (c) (g)	26,398	25,911
GCAT Trust, Series 2021-NQM4, Class A3,
1.556% VRN 8/25/66 (c) (g)	208,872	181,474

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GMRF Mortgage Acquisition Co., Series 2019-1, Class A22,
4.000% VRN 2/25/59 (c) (g)	$14,755	$14,583
GS Mortgage-Backed Securities Trust
Series 2021-GR1, Class A4, 2.500% VRN 11/25/51 (c) (g)	473,087	391,054
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (c) (g)	487,104	401,728
Series 2020-INV1, Class A14, 2.946% VRN 10/25/50 (c) (g)	270,510	251,146
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (c) (g)	24,952	24,530
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
1.657% VRN 5/25/65 (c) (g)	40,998	40,751
Hundred Acre Wood Trust
2.500% VRN 7/25/51 (c) (g)	886,805	728,046
Series 2021-INV2, Class A27, 2.500% VRN 10/25/51 (c) (g)	284,851	234,925
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (c) (g)	233,996	202,744
JP Morgan Mortgage Trust
Series 2020-INV1, Class A11, 1 mo. USD LIBOR + .830% 1.836% FRN 8/25/50 (c)	68,610	67,410
Series 2020-LTV1, Class B1, 3.285% VRN 6/25/50 (c) (g)	360,303	341,208
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (c) (g)	56,755	55,895
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (c) (g)	110,128	107,167
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (c) (g)	127,927	125,015
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (c) (g)	16,649	15,968
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (c) (g)	38,946	37,354
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (c) (g)	108,331	104,743
Series 2020-5, Class B2, 3.598% VRN 12/25/50 (c) (g)	340,409	292,750
MFA Trust
Series 2021-NQM2, Class A1, 1.029% VRN 11/25/64 (c) (g)	235,907	213,064
Series 2021-AEI2, Class A15, 2.500% VRN 10/25/51 (c) (g)	580,444	478,708
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (c) (g)	135,122	129,657
Series 2021-INV2, Class A2, 2.500% VRN 9/25/51 (c) (g)	5,410	4,604
Series 2019-NQM5, Class A1, 2.710% VRN 11/25/59 (c) (g)	254,593	244,761
Oceanview Mortgage Trust, Series 2022-1, Class A19,
3.000% VRN 12/25/51 (c) (g)	828,970	717,286
Onslow Bay Financial LLC
Series 2021-NQM3, Class A1, 1.054% VRN 7/25/61 (c) (g)	340,199	292,343
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 2.374% FRN 2/25/60 (c)	166,642	164,813
Series 2020-EXP3, Class 1A8, 3.000% VRN 1/25/60 (c) (g)	290,462	278,047
Series 2020-EXP2, Class A8, 3.000% VRN 5/25/60 (c) (g)	310,590	299,836
Series 2020-INV1, Class A5, 3.500% VRN 12/25/49 (c) (g)	147,154	142,366
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (c) (g)	65,265	64,046
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (c) (g)	293,974	283,752
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (c) (g)	124,687	122,611
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (c) (g)	94,046	93,236
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (c) (g)	61,462	60,383
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (c) (g)	76,404	75,634
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (c) (g)	98,370	96,731
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (c) (g)	15,065	15,028
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (g)	20,193	20,056
SG Capital Partners,
3.166% VRN 3/27/62 (c) (g)	664,815	625,945
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (c) (g)	23,590	23,298
TRK Trust, Series 2021-INV1, Class A1,
1.153% VRN 7/25/56 (c) (g)	333,558	308,348
Verus Securitization Trust

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-5, Class A2, 1.218% VRN 9/25/66 (c) (g)	$322,490	$284,268
Series 2019-4, Class A1, 2.642% STEP 11/25/59 (c)	149,588	146,861
Series 2022-1, Class A1, 2.724% STEP 1/25/67 (c)	791,228	756,679
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (c) (g)	269,791	263,982
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (c) (g)	100,000	96,425
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.763% VRN 3/25/65 (c) (g)	9,351	9,334
Series 2020-2, Class M1, 3.401% VRN 4/25/65 (c) (g)	350,000	317,663
		15,657,882

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $66,030,256)		61,732,016

SOVEREIGN DEBT OBLIGATIONS — 18.4%
1Malaysia Development Berhad Global Investments Ltd.
4.400% 3/09/23 (c)	1,000,000	969,500
Albania Government International Bond
3.500% 10/09/25 EUR (c) (d)	160,000	150,238
3.500% 6/16/27 EUR (c) (d)	105,000	93,662
3.500% 11/23/31 EUR (c) (d)	490,000	380,449
Australia Government International Bond
3.000% 3/21/47 AUD (c) (d)	1,549,000	918,784
Bonos de la Tesoreria de la Republica en pesos
4.500% 3/01/26 CLP (d)	445,000,000	455,813
4.700% 9/01/30 CLP (c) (d)	2,215,000,000	2,160,516
5.000% 10/01/28 CLP (c) (d)	385,000,000	393,095
Brazil Notas do Tesouro Nacional Serie B
6.000% 5/15/25 BRL (d)	950,000	730,926
Bundesobligation Bonds
0.010% 4/16/27 EUR (c) (d)	2,456,000	2,451,048
Bundesrepublik Deutschland Bundesanleihe
0.010% 2/15/32 EUR (c) (d)	10,234,000	9,422,418
Canadian Government International Bond
1.250% 3/01/27 CAD (d)	2,588,000	1,848,799
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (d)	4,033,431	3,943,763
Croatia Government International Bond
1.125% 3/04/33 EUR (c) (d)	184,000	150,884
Cyprus Government International Bond
0.010% 2/09/26 EUR (c) (d)	245,000	235,600
0.950% 1/20/32 EUR (c) (d)	610,000	502,834
2.375% 9/25/28 EUR (c) (d)	1,177,000	1,179,635
2.750% 2/26/34 EUR (c) (d)	93,000	88,566
2.750% 5/03/49 EUR (c) (d)	99,000	86,544
3.750% 7/26/23 EUR (c) (d)	100,000	107,201
3.750% 7/26/23 EUR (c) (d)	120,000	128,641
4.250% 11/04/25 EUR (c) (d)	460,000	510,948
4.250% 11/04/25 EUR (c) (d)	10,000	11,108
Czech Republic Government International Bond
2.400% 9/17/25 CZK (c) (d)	22,450,000	857,280
2.750% 7/23/29 CZK (d)	51,630,000	1,882,982
France Government Bond OAT
1.250% 5/25/36 EUR (c) (d)	1,802,000	1,672,818
French Republic Government Bond OAT
0.010% 5/25/32 EUR (c) (d)	2,649,000	2,294,713
0.750% 5/25/52 EUR (c) (d)	3,147,000	2,099,442
Hellenic Republic Government Bond
0.750% 6/18/31 EUR (c) (d)	585,000	478,848

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hungary Government International Bond
2.250% 4/20/33 HUF (d)	$1,390,120,000	$2,187,349
4.750% 11/24/32 HUF (d)	53,110,000	107,726
Iceland Government International Bond
0.010% 4/15/28 EUR (c) (d)	346,000	316,361
Indonesia Government International Bond
3.750% 6/14/28 EUR (c) (d)	1,280,000	1,314,548
Ireland Government International Bond
0.200% 10/18/30 EUR (c) (d)	897,000	823,982
1.350% 3/18/31 EUR (c) (d)	1,176,000	1,187,570
1.500% 5/15/50 EUR (c) (d)	73,000	60,923
2.000% 2/18/45 EUR (c) (d)	191,000	185,488
Israel Government International Bond
1.500% 1/18/27 EUR (c) (d)	530,000	529,398
1.750% 8/31/25 ILS (d)	4,274,000	1,219,853
5.500% 1/31/42 ILS (d)	3,274,000	1,269,820
Italy Buoni Poliennali Del Tesoro
2.800% 3/01/67 EUR (c) (d)	1,064,000	890,826
Ivory Coast Government International Bond
4.875% 1/30/32 EUR (c) (d)	105,000	78,906
4.875% 1/30/32 EUR (c) (d)	270,000	202,901
Japan Government CPI Linked Bond
0.005% 3/10/31 JPY (d)	500,164,902	3,896,479
0.100% 3/10/24 JPY (d)	108,430,200	821,138
0.100% 9/10/24 JPY (d)	285,314,600	2,169,089
0.100% 3/10/25 JPY (d)	302,116,500	2,304,618
0.200% 3/10/30 JPY (d)	84,437,496	673,670
Japan Government Ten Year Bond
0.400% 3/20/25 JPY (d)	364,500,000	2,719,727
Japan Government Thirty Year Bond
1.000% 3/20/52 JPY (d)	45,500,000	317,541
1.700% 9/20/44 JPY (d)	280,250,000	2,358,826
2.200% 9/20/39 JPY (d)	228,450,000	2,069,570
2.500% 9/20/37 JPY (d)	273,300,000	2,553,969
Japan Government Twenty Year Bond
0.600% 6/20/37 JPY (d)	252,900,000	1,854,811
Korea National Oil Corp.
1.625% 10/05/30 (c)	440,000	361,177
Latvia Government International Bond
0.375% 10/07/26 EUR (c) (d)	2,114,000	2,045,882
Malaysia Government International Bond
3.844% 4/15/33 MYR (d)	590,000	125,329
4.065% 6/15/50 MYR (d)	2,735,000	535,750
4.642% 11/07/33 MYR (d)	3,255,000	740,973
4.736% 3/15/46 MYR (d)	5,640,000	1,238,303
4.921% 7/06/48 MYR (d)	6,150,000	1,377,684
4.935% 9/30/43 MYR (d)	325,000	74,071
Mexican Bonos
8.500% 5/31/29 MXN (d)	4,567,000	220,402
Morocco Government International Bond
1.375% 3/30/26 EUR (c) (d)	160,000	146,735
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (c) (d)	860,000	599,742
4.000% 5/20/26 AUD (c) (d)	680,000	474,215
North Macedonia Government International Bond
1.625% 3/10/28 EUR (c) (d)	400,000	313,362
Norway Government International Bond
3.000% 3/14/24 NOK (c) (d)	2,700,000	274,955

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Philippine Government International Bond
0.250% 4/28/25 EUR (d)	$125,000	$121,824
Portugal Obrigacoes do Tesouro OT
4.100% 2/15/45 EUR (c) (d)	217,000	270,647
Province of Ontario Canada
3.500% 6/02/43 CAD (d)	62,000	43,159
3.500% 6/02/43 CAD (d)	140,000	97,457
Republic of Poland Government Bond
3.750% 5/25/27 PLN (d)	7,848,000	1,501,512
Republic of South Africa Government Bond
7.000% 2/28/31 ZAR (d)	7,094,000	342,649
8.000% 1/31/30 ZAR (d)	28,812,000	1,537,230
Romanian Government International Bond
1.375% 12/02/29 EUR (c) (d)	110,000	82,998
2.000% 1/28/32 EUR (c) (d)	110,000	78,490
2.000% 1/28/32 EUR (c) (d)	380,000	271,149
2.124% 7/16/31 EUR (c) (d)	642,000	475,494
2.125% 3/07/28 EUR (c) (d)	430,000	370,156
2.875% 10/28/24 EUR (c) (d)	100,000	104,651
2.875% 5/26/28 EUR (c) (d)	560,000	501,559
3.624% 5/26/30 EUR (c) (d)	622,000	531,576
Serbia Government International Bond
1.000% 9/23/28 EUR (c) (d)	850,000	646,930
1.500% 6/26/29 EUR (c) (d)	450,000	340,983
1.650% 3/03/33 EUR (c) (d)	435,000	284,911
2.050% 9/23/36 EUR (c) (d)	280,000	171,839
2.050% 9/23/36 EUR (c) (d)	375,000	230,142
Serbia Treasury Bonds
4.500% 8/20/32 RSD (d)	75,180,000	530,208
Singapore Government International Bond
1.625% 7/01/31 SGD (d)	2,512,000	1,615,939
1.875% 10/01/51 SGD (d)	250,000	141,910
2.875% 7/01/29 SGD (d)	990,000	711,164
3.125% 9/01/22 SGD (d)	1,130,000	814,697
Slovenia Government International Bond
0.010% 2/12/31 EUR (c) (d)	155,000	133,033
1.500% 3/25/35 EUR (c) (d)	342,000	314,573
1.750% 11/03/40 EUR (c) (d)	450,000	401,398
3.125% 8/07/45 EUR (c) (d)	1,035,000	1,152,344
Spain Government International Bond
0.800% 7/30/29 EUR (d)	1,954,000	1,880,824
Sweden Government International Bond
2.250% 6/01/32 SEK (c) (d)	32,145,000	3,305,077
Thailand Government International Bond
2.000% 12/17/31 THB (d)	91,434,000	2,412,183
3.650% 6/20/31 THB (d)	19,528,000	586,368
United Kingdom Gilt
0.625% 6/07/25 GBP (c) (d)	1,393,000	1,636,231
0.625% 10/22/50 GBP (c) (d)	732,000	543,620
4.250% 6/07/32 GBP (c) (d)	3,999,000	5,724,058
4.250% 12/07/46 GBP (c) (d)	976,000	1,528,716
4.750% 12/07/30 GBP (c) (d)	1,326,000	1,943,178
		110,231,601

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $133,562,610)		110,231,601

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 16.9%
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp.
Series 2022-HQA1, Class M1A, SOFR + 2.100% 3.026% FRN 3/25/42 (c)	$342,774	$339,844
Series 2022-DNA5, Class M1A, 3.729% 6/25/42	840,000	839,997
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	276,353	52,226
Government National Mortgage Association Series 2022-63, Class LM 3.500% 10/20/50	260,000	244,380
		1,476,447
Pass-Through Securities — 15.7%
Federal Home Loan Mortgage Corp.
Pool #SB8147 1.500% 4/01/37	350,436	319,604
Pool #RB5148 2.000% 3/01/42	903,620	808,221
Pool #RA5258 2.000% 5/01/51	886,751	773,458
Pool #RA6505 2.000% 12/01/51	1,526,857	1,330,828
Pool #SD8199 2.000% 3/01/52	4,756,693	4,144,508
Pool #SD8204 2.000% 4/01/52	228,316	198,932
Pool #RA7324 2.000% 5/01/52	154,413	134,829
Pool #RB5149 2.500% 3/01/42	706,587	652,058
Pool #QC1292 2.500% 5/01/51	19,930	18,031
Pool #QC3425 2.500% 6/01/51	253,417	229,108
Pool #QC2902 2.500% 6/01/51	42,536	38,868
Pool #QC3551 2.500% 7/01/51	23,495	21,241
Pool #QC5137 2.500% 8/01/51	65,221	58,919
Pool #QC5575 2.500% 8/01/51	80,379	72,612
Pool #RA6623 2.500% 1/01/52	1,145,277	1,036,582
Pool #SD8212 2.500% 5/01/52	2,862,179	2,581,370
Pool #ZS4693 3.000% 12/01/46	76,184	72,238
Pool #G08756 3.000% 4/01/47	32,414	30,763
Pool #SD0080 3.000% 9/01/49	151,169	143,304
Pool #SD7531 3.000% 12/01/50	172,831	163,191
Pool #SB0015 3.500% 6/01/33	164,956	164,875
Pool #U90690 3.500% 6/01/42	54,114	53,499
Pool #U99051 3.500% 6/01/43	52,016	51,176
Pool #ZT0179 3.500% 11/01/47	326,211	320,660
Pool #RA1202 3.500% 8/01/49	121,968	118,873
Pool #SD0212 3.500% 12/01/49	168,476	164,148
Pool #SD0617 3.500% 11/01/50	118,092	114,948
Pool #SB8171 4.000% 6/01/37	75,453	76,213
Pool #RA1906 4.000% 12/01/49	209,732	209,280
Pool #SD8039 4.000% 1/01/50	266,779	265,536
Pool #SD1035 4.000% 5/01/52	233,311	231,258
Pool #SD0422 4.500% 7/01/45	130,435	135,132
Pool #RA2607 4.500% 5/01/50	58,258	58,899
Pool #ZS3941 5.000% 12/01/41	39,605	41,611
Federal National Mortgage Association
Pool #MA4581 1.500% 4/01/37	720,157	656,796
Pool #MA4601 1.500% 5/01/37	598,192	545,562
Pool #MA4519 1.500% 1/01/42	620,401	534,726
Pool #MA4586 2.000% 4/01/42	1,054,707	943,357
Pool #MA4158 2.000% 10/01/50	287,331	251,519
Pool #CB2357 2.000% 12/01/51	1,246,389	1,086,369
Pool #CB2766 2.000% 2/01/52	387,078	337,261

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB2848 2.000% 2/01/52	$622,487	$542,373
Pool #FS0733 2.000% 2/01/52	552,842	482,728
Pool #FS1618 2.000% 3/01/52	285,347	249,158
Pool #MA4562 2.000% 3/01/52	4,525,790	3,943,321
Pool #MA4577 2.000% 4/01/52	2,459,622	2,142,300
Pool #BM3859 2.500% 8/01/31	102,421	99,645
Pool #BC9043 2.500% 11/01/31	323,130	314,373
Pool #BM1890 2.500% 1/01/32	76,430	74,358
Pool #CB3210 2.500% 3/01/37	1,943,119	1,860,705
Pool #BT1265 2.500% 6/01/51	351,523	317,804
Pool #BT0163 2.500% 6/01/51	57,555	52,592
Pool #CB1331 2.500% 8/01/51	773,860	699,085
Pool #FM8320 2.500% 8/01/51	84,920	76,774
Pool #CB1783 2.500% 10/01/51	1,590,244	1,435,964
Pool #CB1866 2.500% 10/01/51	1,659,492	1,498,494
Pool #CB2635 2.500% 1/01/52	1,261,452	1,138,578
Pool #CB2538 2.500% 1/01/52	1,234,218	1,117,082
Pool #CB2804 2.500% 2/01/52	780,471	705,911
Pool #MA4578 2.500% 4/01/52	3,487,900	3,145,702
Pool #AS7056 3.000% 4/01/31	248,840	246,869
Pool #BM5111 3.000% 11/01/33	115,375	114,389
Pool #CA4885 3.000% 12/01/34	425,855	419,155
Pool #BO7256 3.000% 1/01/35	208,798	205,318
Pool #FM2547 3.000% 2/01/35	129,677	127,515
Pool #FM8540 3.000% 11/01/35	240,160	238,257
Pool #AL9412 3.000% 11/01/36	237,548	232,297
Pool #CA5597 3.000% 4/01/40	877,049	842,588
Pool #BM4221 3.000% 1/01/43	131,562	126,023
Pool #BM5468 3.000% 2/01/43	207,036	198,319
Pool #AB9248 3.000% 5/01/43	52,857	50,631
Pool #AU1629 3.000% 7/01/43	14,642	14,025
Pool #AS0406 3.000% 9/01/43	80,114	76,740
Pool #BM5469 3.000% 3/01/44	372,081	356,415
Pool #BM3380 3.000% 6/01/46	329,284	314,699
Pool #MA2670 3.000% 7/01/46	118,966	113,139
Pool #BD8462 3.000% 11/01/46	1,285,391	1,222,031
Pool #MA2806 3.000% 11/01/46	222,291	210,987
Pool #AS8295 3.000% 11/01/46	292,882	279,452
Pool #BM1418 3.000% 4/01/47	1,469,366	1,396,937
Pool #FM1000 3.000% 4/01/47	185,241	175,820
Pool #MA2956 3.000% 4/01/47	145,331	137,804
Pool #BM4744 3.000% 6/01/47	129,473	123,536
Pool #FM1572 3.000% 9/01/48	262,561	249,209
Pool #FM5499 3.000% 2/01/49	172,389	163,622
Pool #FM1445 3.000% 8/01/49	129,867	123,110
Pool #CA4108 3.000% 9/01/49	826,385	782,100
Pool #CA5540 3.000% 4/01/50	14,853	13,997
Pool #CA6314 3.000% 7/01/50	208,536	196,253
Pool #BQ1348 3.000% 8/01/50	143,073	134,646
Pool #CA6738 3.000% 8/01/50	260,810	245,448
Pool #BQ5052 3.000% 9/01/50	14,167	13,323
Pool #FM7072 3.000% 4/01/51	721,849	679,782
Pool #MA8098 3.000% 6/20/52	975,000	921,315
Pool #FM3462 3.500% 12/01/33	362,679	363,112
Pool #AS4449 3.500% 2/01/35	114,379	114,578
Pool #FM3340 3.500% 5/01/35	11,537	11,501
Pool #FM8137 3.500% 9/01/35	122,736	122,997
Pool #MA1283 3.500% 12/01/42	43,835	43,089

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1373 3.500% 3/01/43	$68,055	$66,897
Pool #MA1437 3.500% 5/01/43	64,374	63,178
Pool #MA1546 3.500% 8/01/43	154,006	151,144
Pool #AL6167 3.500% 1/01/44	612,883	602,454
Pool #AS5182 3.500% 6/01/45	375,302	367,977
Pool #BC1747 3.500% 1/01/46	1,001,731	982,181
Pool #BM5785 3.500% 9/01/46	99,545	97,602
Pool #BM4582 3.500% 8/01/47	115,852	113,663
Pool #BM3122 3.500% 10/01/47	1,140,943	1,117,963
Pool #MA3210 3.500% 12/01/47	36,492	35,677
Pool #CA0858 3.500% 12/01/47	53,974	52,752
Pool #BH9277 3.500% 2/01/48	401,946	392,845
Pool #FM1001 3.500% 11/01/48	48,442	47,361
Pool #FM8196 3.500% 12/01/48	793,672	776,198
Pool #FM3972 3.500% 7/01/50	265,523	258,619
Pool #FM8086 3.500% 7/01/51	123,713	119,752
Pool #MA4514 3.500% 1/01/52	562,770	542,857
Pool #FS1883 4.000% 6/01/37	148,276	149,862
Pool #BF0198 4.000% 11/01/40	109,168	110,127
Pool #MA0639 4.000% 2/01/41	354,330	359,555
Pool #BM3385 4.000% 6/01/45	593,757	598,971
Pool #FM2673 4.000% 10/01/45	871,831	883,731
Pool #AL8387 4.000% 3/01/46	625,830	631,130
Pool #MA3088 4.000% 8/01/47	33,641	33,716
Pool #MA3149 4.000% 10/01/47	422,412	423,348
Pool #MA3467 4.000% 9/01/48	4,334	4,294
Pool #BM5527 4.000% 10/01/48	110,877	111,400
Pool #BM5147 4.000% 10/01/48	26,391	26,524
Pool #FM3664 4.000% 3/01/49	411,632	411,259
Pool #CA3503 4.000% 5/01/49	58,926	58,780
Pool #CA4571 4.000% 11/01/49	90,080	89,830
Pool #CA4823 4.000% 12/01/49	117,652	117,251
Pool #FS1792 4.000% 5/01/52	236,323	233,967
Pool #AL0065 4.500% 4/01/41	198,903	206,289
Pool #AI1888 4.500% 5/01/41	223,370	230,856
Pool #AL0160 4.500% 5/01/41	291,711	302,457
Pool #AL6536 4.500% 3/01/45	306,566	315,883
Pool #BM4185 4.500% 9/01/46	163,969	168,850
Pool #FM2899 4.500% 11/01/46	374,415	388,060
Pool #FM5708 4.500% 5/01/47	187,860	194,157
Pool #BM3148 4.500% 11/01/47	148,536	152,604
Pool #BM4343 4.500% 5/01/48	327,931	337,589
Pool #CA2204 4.500% 8/01/48	48,642	49,527
Pool #CA2207 4.500% 8/01/48	33,692	34,337
Pool #CA5186 4.500% 1/01/50	28,984	29,366
Pool #CA5696 4.500% 5/01/50	98,473	99,164
Pool #AD6438 5.000% 6/01/40	51,800	54,422
Pool #AL9893 5.000% 2/01/45	282,939	298,039
Pool #FM4212 5.000% 12/01/47	463,453	486,315
Pool #BM3279 5.500% 5/01/44	699,315	748,257
Pool #BM4971 6.000% 7/01/41	202,700	221,948
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	44,154	42,600
Government National Mortgage Association II
Pool #MA7254 2.000% 3/20/51	563,365	504,991
Pool #MA7533 2.000% 8/20/51	2,710,513	2,426,059
Pool #MA7826 2.000% 1/20/52	414,097	369,378
Pool #MA8041 2.000% 5/20/52	823,966	733,697

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6819 2.500% 8/20/50	$351,229	$324,722
Pool #MA7649 2.500% 10/20/51	2,626,184	2,418,344
Pool #MA7705 2.500% 11/20/51	897,821	826,135
Pool #MA7767 2.500% 12/20/51	1,686,863	1,550,727
Pool #MA2600 3.000% 2/20/45	86,623	83,058
Pool #MA2891 3.000% 6/20/45	702,091	672,977
Pool #MA3662 3.000% 5/20/46	112,319	107,486
Pool #MA3802 3.000% 7/20/46	53,599	51,259
Pool #MA3873 3.000% 8/20/46	308,833	295,351
Pool #MA4195 3.000% 1/20/47	376,218	359,794
Pool #MA6144 3.000% 9/20/49	14,482	13,515
Pool #MA6209 3.000% 10/20/49	88,808	82,878
Pool #MA6399 3.000% 1/20/50	44,423	41,387
Pool #MA6531 3.000% 3/20/50	143,520	133,712
Pool #MA6589 3.000% 4/20/50	68,399	63,725
Pool #MA6757 3.000% 7/20/50	122,005	113,667
Pool #MA7473 3.000% 7/20/51	913,002	865,869
Pool #MA7650 3.000% 10/20/51	319,454	302,663
Pool #MA0318 3.500% 8/20/42	172,697	170,732
Pool #MA1012 3.500% 5/20/43	366,773	362,598
Pool #MA1090 3.500% 6/20/43	145,918	144,257
Pool #AL1773 3.500% 1/20/45	184,317	181,643
Pool #MA3310 3.500% 12/20/45	79,349	78,173
Pool #MA3597 3.500% 4/20/46	117,186	115,340
Pool #MA3663 3.500% 5/20/46	91,473	90,032
Pool #MA3736 3.500% 6/20/46	245,544	241,675
Pool #MA3803 3.500% 7/20/46	17,667	17,388
Pool #MA3937 3.500% 9/20/46	117,937	116,078
Pool #MA4382 3.500% 4/20/47	21,342	20,992
Pool #MA4586 3.500% 7/20/47	40,605	39,940
Pool #MA4719 3.500% 9/20/47	14,280	14,042
Pool #MA4900 3.500% 12/20/47	195,090	191,833
Pool #784474 3.500% 2/20/48	173,086	169,872
Pool #MA784472 3.500% 2/20/48	319,226	313,298
Pool #784504 3.500% 2/20/48	132,308	129,727
Pool #785087 3.500% 2/20/48	643,711	633,568
Pool #784891 3.500% 4/20/48	495,087	486,358
Pool #MA3245 4.000% 11/20/45	171,381	173,223
Pool #MA4511 4.000% 6/20/47	106,850	107,531
Pool #MA4720 4.000% 9/20/47	379,838	382,141
Pool #MA4838 4.000% 11/20/47	94,334	94,906
Pool #MA6934 4.000% 10/20/50	897,325	896,878
Pool #MA2894 4.500% 6/20/45	159,839	166,545
Pool #MA2963 4.500% 7/20/45	60,133	62,656
Pool #MA3312 4.500% 12/20/45	2,850	2,970
Pool #MA4588 4.500% 7/20/47	293,354	302,728
Pool #MA4654 4.500% 8/20/47	44,639	46,065
Pool #MA4781 5.000% 10/20/47	303,976	319,951
Pool #MA5194 5.000% 5/20/48	65,316	68,076
Pool #BF2644 5.000% 5/20/48	4,690	4,852
Pool #BF2878 5.000% 6/20/48	15,870	16,416
Pool #MA5266 5.000% 6/20/48	457,514	476,553
Pool #MA5988 5.000% 6/20/49	161,250	165,894
Pool #MA5081 5.500% 3/20/48	53,556	57,858
Pool #MA5140 5.500% 4/20/48	38,397	41,362
Pool #MA5195 5.500% 5/20/48	118,031	124,932
Pool #MA5469 5.500% 9/20/48	460	485
Pool #MA5531 5.500% 10/20/48	10,961	11,561

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA5598 5.500% 11/20/48	$52,068	$54,901
Pool #MA5654 5.500% 12/20/48	148,684	156,680
Pool #MA5713 5.500% 1/20/49	37,419	39,431
Pool #MA5820 5.500% 3/20/49	39,107	41,211
Government National Mortgage Association II TBA
2.000% 7/21/52 (i)	765,000	680,731
3.000% 7/21/52 (i)	980,000	925,181
4.000% 7/21/52 (i)	515,000	513,189
4.500% 7/21/52 (i)	1,025,000	1,041,016
Uniform Mortgage Backed Securities TBA
2.000% 7/14/52 (i)	3,045,000	2,648,674
4.000% 7/14/52 (i)	1,950,000	1,925,320
4.500% 7/14/52 (i)	1,585,000	1,592,925
		93,883,705
Whole Loans — 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, SOFR + .700% 1.626% FRN 8/25/33 (c)	67,421	66,984
Series 2021-HQA3, Class M1, SOFR + .850% 1.776% FRN 9/25/41 (c)	547,998	517,750
Series 2021-DNA5, Class M2, SOFR + 1.650% 2.576% FRN 1/25/34 (c)	269,272	259,702
Series 2022-DNA1, Class M1B, SOFR + 1.850% 2.776% FRN 1/25/42 (c)	535,000	480,752
Series 2021-DNA2, Class M2, SOFR + 2.300% 3.226% FRN 8/25/33 (c)	260,000	245,873
Series 2022-DNA2, Class M1B, SOFR + 2.400% 3.326% FRN 2/25/42 (c)	1,325,000	1,224,552
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, SOFR + 1.000% 1.926% FRN 12/25/41 (c)	98,721	96,703
Series 2022-R02, Class 2M1, SOFR + 1.200% 2.126% FRN 1/25/42 (c)	1,153,536	1,126,886
Series 2021-R03, Class 1M2, SOFR + 1.650% 2.576% FRN 12/25/41 (c)	345,000	308,987
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 2.724% FRN 11/25/29	573,838	562,477
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 2.974% FRN 9/25/29	35,404	35,240
Series 2022-R03, Class 1M1, SOFR + 2.100% 3.026% FRN 3/25/42 (c)	285,342	282,741
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 4.274% FRN 2/25/30	474,409	477,114
		5,685,761

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $106,223,777)		101,045,913

U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bonds & Notes — 18.3%
U.S. Treasury Bond
1.875% 11/15/51	4,200,000	3,178,875
2.250% 2/15/52 (j)	3,900,000	3,237,609
2.875% 5/15/52 (j)	3,275,000	3,118,927
3.250% 5/15/42	9,310,000	9,139,804
U.S. Treasury Note
0.125% 1/15/24 (j)	5,095,000	4,879,657

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.125% 2/15/24	$2,320,000	$2,217,413
0.250% 3/15/24	7,210,000	6,886,958
0.250% 5/15/24	4,805,000	4,569,788
0.250% 6/15/24	11,985,000	11,371,705
0.375% 7/15/24	800,000	759,354
0.625% 10/15/24	6,405,000	6,072,741
1.000% 12/15/24	8,465,000	8,067,542
1.125% 1/15/25	11,130,000	10,622,051
1.750% 3/15/25	2,110,000	2,042,084
2.500% 3/31/27	12,590,000	12,302,791
2.625% 5/31/27 (e)	10,645,000	10,459,719
2.750% 4/30/27	10,755,000	10,626,449
		109,553,467

TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,046,109)		109,553,467

TOTAL BONDS & NOTES (Cost $614,727,948)		556,205,915

	Number of Shares
MUTUAL FUNDS — 2.2%
Diversified Financial Services — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	13,052,976	13,052,976

TOTAL MUTUAL FUNDS (Cost $13,052,976)		13,052,976

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $25,385)		5

TOTAL LONG-TERM INVESTMENTS (Cost $627,806,309)		569,258,896

	Principal Amount
SHORT-TERM INVESTMENTS — 6.3%
Commercial Paper — 0.1%
Syngenta Wilmington
1.981% 7/15/22	$530,000	529,510
		529,510

	Number of Shares
Mutual Fund — 5.6%
T. Rowe Price Government Reserve Investment Fund	33,459,709	33,459,709

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (l)	$3,330,160	3,330,160
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
1.465% 1/26/23 (m)	900,000	887,338

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $38,211,995)		$38,206,717

TOTAL INVESTMENTS — 101.4% (Cost $666,018,304) (n)		607,465,613

Less Unfunded Loan Commitments — (0.0)%		(33,998)

NET INVESTMENTS — 101.4% (Cost $665,984,306)		607,431,615

Other Assets/(Liabilities) — (1.4)%		(8,144,381)

NET ASSETS — 100.0%		$599,287,234

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2022 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $179,507,517 or 29.95% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $13,070,375 or 2.18% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $291,972 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Security is perpetual and has no stated maturity date.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $3,330,182. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $3,396,780.
(m)	The rate shown represents yield-to-maturity.
(n)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put EUR Call	UBS AG	7/21/22	1.13	4,525,000	USD	4,525,000	$5	$25,385	$(25,380)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call EUR Put	UBS AG	7/21/22	1.05	2,263,000	USD	2,263,000	$(20,743)	$(8,238)	$(12,505)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/15/22	USD	148,540	CNH	950,975	$6,458
Bank of America N.A.	8/19/22	SEK	1,284,743	USD	126,922	(1,118)
Barclays Bank PLC	7/08/22	CLP	515,342,307	USD	564,042	(2,767)
Barclays Bank PLC	7/08/22	TWD	15,465,742	USD	522,867	(2,688)
Barclays Bank PLC	7/08/22	USD	505,820	INR	38,572,289	17,506
Barclays Bank PLC	7/08/22	USD	246,966	TWD	7,073,118	9,067
Barclays Bank PLC	7/22/22	USD	5,041,541	AUD	6,815,598	336,578
Barclays Bank PLC	8/19/22	USD	34,557,216	EUR	33,073,378	(209,032)
Barclays Bank PLC	10/07/22	USD	617,271	CLP	573,012,760	4,989
Barclays Bank PLC	10/07/22	USD	446,039	TWD	13,041,742	5,542
BNP Paribas SA	7/08/22	CLP	1,039,924,615	USD	1,126,655	5,958
BNP Paribas SA	7/08/22	USD	1,783,088	CLP	1,453,680,073	199,843
BNP Paribas SA	7/15/22	USD	86,013	CNH	583,000	(1,091)
BNP Paribas SA	7/21/22	ILS	226,000	USD	65,887	(1,133)
BNP Paribas SA	7/22/22	CAD	147,000	USD	113,682	520
BNP Paribas SA	7/22/22	AUD	70,000	USD	49,413	(1,090)
BNP Paribas SA	7/22/22	USD	55,153	JPY	7,148,000	2,418
BNP Paribas SA	8/12/22	USD	131,235	PLN	592,000	(154)
BNP Paribas SA	8/19/22	EUR	753,453	USD	804,453	(12,434)
BNP Paribas SA	8/19/22	SEK	661,000	USD	65,419	(693)
BNP Paribas SA	8/19/22	GBP	27,000	USD	33,407	(513)
BNP Paribas SA	8/19/22	USD	18,664,422	EUR	17,808,742	(55,865)
BNP Paribas SA	9/09/22	USD	2,177,544	MYR	9,541,184	12,039
BNP Paribas SA	9/09/22	USD	778,474	THB	26,653,625	22,332
BNP Paribas SA	9/16/22	SGD	123,000	USD	89,071	(502)
BNP Paribas SA	10/07/22	USD	1,220,072	CLP	1,146,025,520	(4,493)
Citibank N.A.	7/08/22	INR	68,719,850	USD	877,088	(7,114)
Citibank N.A.	7/15/22	USD	1,892,519	ZAR	29,062,532	107,922
Citibank N.A.	7/15/22	USD	206,315	RSD	22,154,963	8,388
Citibank N.A.	7/15/22	USD	1,393,504	MXN	28,787,000	(35,434)
Citibank N.A.	7/15/22	USD	120,946	CNH	809,000	76
Citibank N.A.	7/15/22	USD	1,293,420	HUF	487,887,000	5,908
Citibank N.A.	7/21/22	ILS	719,943	USD	210,800	(4,519)
Citibank N.A.	7/21/22	USD	3,380,355	ILS	11,091,480	202,380
Citibank N.A.	7/22/22	AUD	116,000	USD	83,274	(3,197)
Citibank N.A.	7/22/22	USD	816,906	AUD	1,152,000	21,654
Citibank N.A.	7/22/22	USD	91,739	JPY	11,778,000	4,846
Citibank N.A.	8/12/22	USD	409,193	RSD	46,140,575	(2,386)
Citibank N.A.	8/12/22	USD	1,665,964	PLN	7,535,000	(6,366)
Citibank N.A.	8/19/22	GBP	158,000	USD	199,240	(6,749)
Citibank N.A.	8/19/22	EUR	5,439,000	USD	5,757,308	(39,911)
Citibank N.A.	8/19/22	USD	73,976	SEK	722,000	3,277
Citibank N.A.	9/02/22	USD	286,930	BRL	1,428,224	18,656
Citibank N.A.	10/07/22	USD	870,467	INR	68,719,850	6,620
Deutsche Bank AG	7/08/22	USD	1,354,020	INR	103,724,674	40,895
Deutsche Bank AG	7/08/22	USD	285,971	TWD	8,137,890	12,259
Deutsche Bank AG	7/22/22	CAD	208,426	USD	161,061	862
Deutsche Bank AG	9/09/22	USD	995,775	MYR	4,350,940	8,269
Deutsche Bank AG	9/09/22	USD	1,172,502	THB	39,980,438	38,289
Goldman Sachs International	7/08/22	TWD	12,480,258	USD	422,372	(2,608)
Goldman Sachs International	7/08/22	INR	183,615,837	USD	2,346,080	(21,556)
Goldman Sachs International	7/08/22	USD	937,594	IDR	13,771,941,000	13,167
Goldman Sachs International	7/08/22	USD	1,975,590	INR	151,828,475	53,485
Goldman Sachs International	9/02/22	USD	287,705	BRL	1,428,224	19,431
Goldman Sachs International	9/09/22	USD	524,250	THB	17,991,197	13,854
Goldman Sachs International	10/07/22	USD	426,967	TWD	12,480,258	5,434
Goldman Sachs International	10/07/22	USD	961,210	INR	76,276,837	2,367
HSBC Bank USA	7/15/22	USD	144,349	CNH	923,025	6,443
HSBC Bank USA	7/22/22	USD	7,521,872	JPY	945,978,455	542,835
HSBC Bank USA	8/19/22	EUR	320,000	USD	340,593	(4,214)
HSBC Bank USA	9/02/22	USD	192,645	BRL	952,149	13,796
HSBC Bank USA	9/09/22	MYR	497,183	USD	113,048	(205)
HSBC Bank USA	9/09/22	USD	641,119	THB	21,989,241	17,302
JP Morgan Chase Bank N.A.	7/15/22	CNH	1,005,000	USD	149,579	575
JP Morgan Chase Bank N.A.	7/15/22	MXN	26,197,126	USD	1,277,871	22,510
JP Morgan Chase Bank N.A.	7/22/22	JPY	114,250,000	USD	894,192	(51,303)
JP Morgan Chase Bank N.A.	8/19/22	GBP	288,000	USD	348,633	2,237
JP Morgan Chase Bank N.A.	8/19/22	EUR	502,500	USD	539,777	(11,556)
JP Morgan Chase Bank N.A.	8/19/22	USD	1,108,274	EUR	1,049,013	5,567
JP Morgan Chase Bank N.A.	9/09/22	THB	2,952,753	USD	83,854	(87)
Morgan Stanley & Co. LLC	7/08/22	USD	445,388	TWD	12,734,992	17,056
Morgan Stanley & Co. LLC	7/08/22	CLP	22,949,453	USD	28,689	(3,694)
Morgan Stanley & Co. LLC	7/15/22	USD	67,161	ZAR	998,000	5,878
Morgan Stanley & Co. LLC	7/15/22	ZAR	1,858,040	USD	125,064	(10,970)
Morgan Stanley & Co. LLC	7/22/22	JPY	118,630,559	USD	913,290	(38,083)
Morgan Stanley & Co. LLC	7/22/22	USD	9,812,635	JPY	1,228,516,364	749,150
Morgan Stanley & Co. LLC	8/19/22	GBP	404,714	USD	502,900	(9,837)
Morgan Stanley & Co. LLC	8/19/22	EUR	1,126,037	USD	1,186,711	(3,039)
Morgan Stanley & Co. LLC	8/19/22	USD	15,722,007	GBP	12,871,406	40,783
Morgan Stanley & Co. LLC	9/16/22	USD	3,354,275	SGD	4,657,947	200
Royal Bank of Canada	7/22/22	CAD	90,349	USD	71,978	(1,787)
Royal Bank of Canada	7/22/22	USD	1,415,891	CAD	1,817,000	4,291
Royal Bank of Canada	8/19/22	USD	205,503	GBP	162,490	7,541
Royal Bank of Canada	8/19/22	USD	69,354	EUR	66,064	(91)
State Street Bank and Trust	7/15/22	CZK	2,629,000	USD	111,956	(722)
State Street Bank and Trust	7/15/22	USD	730,111	CZK	16,970,806	12,071
State Street Bank and Trust	7/15/22	CNY	1,740,000	USD	260,363	(442)
State Street Bank and Trust	7/15/22	HUF	64,214,000	USD	168,989	469
State Street Bank and Trust	7/21/22	USD	1,625,145	ILS	5,215,480	130,785
State Street Bank and Trust	7/21/22	ILS	371,000	USD	106,045	255
State Street Bank and Trust	7/22/22	USD	333,978	NOK	2,939,186	35,488
State Street Bank and Trust	7/22/22	USD	7,308,323	CAD	9,210,482	152,839
State Street Bank and Trust	7/22/22	AUD	2,321,000	USD	1,660,913	(58,674)
State Street Bank and Trust	7/22/22	USD	8,512,234	JPY	1,073,365,801	593,387
State Street Bank and Trust	7/22/22	USD	2,573,674	AUD	3,581,000	101,627
State Street Bank and Trust	7/22/22	CAD	1,185,000	USD	922,335	(1,726)
State Street Bank and Trust	7/22/22	JPY	262,719,000	USD	2,017,004	(78,772)
State Street Bank and Trust	8/12/22	PLN	4,063,742	USD	910,322	(8,409)
State Street Bank and Trust	8/12/22	USD	2,183,399	PLN	9,598,504	53,092
State Street Bank and Trust	8/19/22	SEK	751,612	USD	77,045	(3,446)
State Street Bank and Trust	8/19/22	USD	3,114,156	SEK	31,335,262	45,760
State Street Bank and Trust	8/19/22	USD	25,415,585	EUR	24,078,872	104,229
State Street Bank and Trust	8/19/22	GBP	177,000	USD	215,179	460
State Street Bank and Trust	8/19/22	EUR	2,111,990	USD	2,238,990	(18,898)
UBS AG	7/08/22	CLP	1,207,148,576	USD	1,364,573	(49,832)
UBS AG	7/08/22	INR	64,196,159	USD	812,783	(78)
UBS AG	7/08/22	USD	1,674,035	CLP	1,331,684,878	223,657
UBS AG	7/08/22	IDR	39,622,669,252	USD	2,750,711	(91,083)
UBS AG	7/08/22	USD	1,755,567	IDR	25,850,728,252	20,365
UBS AG	7/08/22	USD	286,435	INR	22,406,409	2,776
UBS AG	7/15/22	ZAR	22,340,000	USD	1,466,084	(94,287)
UBS AG	7/15/22	HUF	16,486,575	USD	47,076	(3,569)
UBS AG	7/15/22	USD	822,031	ZAR	12,896,000	30,147
UBS AG	7/15/22	USD	2,237,698	CZK	52,246,534	27,127
UBS AG	7/21/22	ILS	723,238	USD	211,698	(4,473)
UBS AG	7/22/22	JPY	340,676,709	USD	2,598,557	(85,186)
UBS AG	7/22/22	AUD	2,533,000	USD	1,812,660	(64,072)
UBS AG	7/22/22	USD	645,027	JPY	83,167,438	31,452
UBS AG	7/22/22	USD	1,892,284	CAD	2,424,278	8,899
UBS AG	8/12/22	PLN	5,518,844	USD	1,242,997	(18,136)
UBS AG	8/19/22	EUR	2,378,000	USD	2,540,903	(41,185)
UBS AG	8/19/22	USD	440,931	SEK	4,403,626	9,721
UBS AG	9/09/22	THB	1,318,496	USD	37,204	200
UBS AG	9/09/22	USD	99,275	THB	3,384,000	3,273
UBS AG	10/07/22	USD	1,250,123	CLP	1,146,025,520	25,557
UBS AG	10/07/22	USD	806,732	INR	64,196,159	(251)
						$3,079,569

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BOBL	9/08/22	149	$19,373,443	$18,149
Euro-BTP	9/08/22	33	4,229,231	28,548
Euro-Bund	9/08/22	28	4,385,146	(19,554)
Australia 3 Year Treasury Bond	9/15/22	106	7,857,184	5,262
Canada 10 Year Bond	9/20/22	39	3,875,084	(118,395)
Korea 3 Year Bond Future	9/20/22	156	12,380,709	50,992
U.S. Treasury Long Bond	9/21/22	84	11,549,287	95,213
U.S. Treasury Note 10 Year	9/21/22	38	4,504,242	(54)
U.S. Treasury Ultra 10 Year	9/21/22	173	22,352,480	(316,605)
U.S. Treasury Ultra Bond	9/21/22	191	30,215,670	(736,014)
UK Long Gilt	9/28/22	14	2,000,977	(58,507)
				$(1,050,965)
Short
Euro-Schatz	9/08/22	336	$(38,380,564)	$(50,613)
U.S. Treasury Note 2 Year	9/30/22	21	(4,424,572)	14,244
U.S. Treasury Note 5 Year	9/30/22	38	(4,278,946)	13,446
				$(22,923)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 35†	5.000%	Quarterly	6/20/2026	EUR	815,000	$7,516	$(113,479)	$120,995
CDX.NA.HY. Series 38†	5.000%	Quarterly	6/20/2027	USD	3,019,500	89,750	58,560	31,190
						$97,266	$(54,919)	$152,185

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Mexico	1.000%	Quarterly	6/20/27	Baa1*	USD	5,433,000	$(178,788)	$(23,641)	$(155,147)
Republic of Chile	1.000%	Quarterly	6/20/27	A1*	USD	1,740,000	(9,849)	20,716	(30,565)
							$(188,637)	$(2,925)	$(185,712)

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	12/20/24	USD	151,000	$(27)	$(4,578)	$4,551
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	12/20/24	USD	303,000	(55)	(9,187)	9,132
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	12/20/24	USD	152,000	(27)	(10,490)	10,463
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	12/20/29	USD	225,000	(15,050)	(11,045)	(4,005)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	12/20/29	USD	225,000	(15,050)	(11,239)	(3,811)
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	6/20/24	USD	135,000	405	(8,192)	8,597
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	6/20/24	USD	67,500	202	(3,879)	4,081
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	6/20/24	USD	67,500	202	(3,879)	4,081
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	12/20/24	USD	450,000	(81)	(2,504)	2,423
Republic of Greece	1.000%	Quarterly	Citibank N.A.	6/20/25	USD	150,000	(489)	(9,034)	8,545
Republic of Greece	1.000%	Quarterly	Citibank N.A.	6/20/25	USD	75,000	(245)	(4,350)	4,105
Republic of Greece	1.000%	Quarterly	Citibank N.A.	12/20/25	USD	300,000	(2,684)	(281)	(2,403)
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.	6/20/24	EUR	100,000	386	1,278	(892)
Republic of Indonesia	1.000%	Quarterly	JP Morgan Chase Bank N.A.	6/20/27	USD	2,412,000	(46,640)	5,763	(52,403)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	12/20/24	USD	134,000	(23)	(993)	970
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	6/20/25	USD	94,000	(306)	(4,496)	4,190
							$(79,482)	$(77,106)	$(2,376)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.558%	Quarterly	7/17/25	CNY	30,000,000	$16,386	$—	$16,386
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.600%	Quarterly	8/06/25	CNY	7,500,000	5,368	—	5,368
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.855%	Quarterly	11/24/25	CNY	26,575,000	48,801	—	48,801
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.605%	Quarterly	1/15/26	CNY	58,525,000	34,233	—	34,233
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.780%	Quarterly	6/28/26	CNY	9,775,000	13,378	—	13,378
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.560%	Quarterly	7/28/26	CNY	2,800,000	314	—	314
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.255%	Quarterly	1/26/27	CNY	24,350,000	(47,682)	—	(47,682)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.355%	Quarterly	4/15/27	CNY	37,000,000	(50,172)	—	(50,172)
6-Month PRIBOR	Semi-Annually	Fixed 6.180%	Annually	6/21/27	CZK	6,266,000	8,150	—	8,150
6-Month PRIBOR	Semi-Annually	Fixed 6.180%	Annually	6/21/27	CZK	6,266,000	8,150	—	8,150
6-Month PRIBOR	Semi-Annually	Fixed 6.333%	Annually	6/22/27	CZK	12,494,000	19,635	—	19,635
6-Month PRIBOR	Semi-Annually	Fixed 6.285%	Annually	6/22/27	CZK	6,304,000	9,368	—	9,368
6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	10/20/25	EUR	690,000	(39,876)	—	(39,876)
6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	11/04/25	EUR	1,030,000	(58,611)	—	(58,611)
Fixed 3.015%	Maturity	12 Month CPTFE	Maturity	5/15/27	EUR	2,525,000	5,104	—	5,104
Fixed 3.000%	Maturity	12 Month CPTFE	Maturity	5/15/27	EUR	2,525,000	7,177	—	7,177
Fixed 3.023%	Maturity	12 Month CPTFE	Maturity	5/15/27	EUR	2,450,000	3,945	—	3,945
Fixed 3.080%	Maturity	12 Month CPTFE	Maturity	5/15/27	EUR	2,150,000	(3,318)	—	(3,318)
6-Month EURIBOR	Semi-Annually	Fixed -0.057%	Annually	5/19/28	EUR	1,060,000	(118,949)	—	(118,949)
6-Month EURIBOR	Semi-Annually	Fixed -0.101%	Annually	6/01/28	EUR	500,000	(57,919)	—	(57,919)
6-Month EURIBOR	Semi-Annually	Fixed -0.100%	Annually	6/03/28	EUR	365,000	(42,321)	—	(42,321)
6-Month EURIBOR	Semi-Annually	Fixed 0.830%	Annually	3/02/32	EUR	4,300,000	(522,984)	—	(522,984)
6-Month EURIBOR	Semi-Annually	Fixed 1.222%	Annually	4/04/32	EUR	1,350,000	(116,529)	—	(116,529)
6-Month EURIBOR	Semi-Annually	Fixed 1.626%	Annually	4/21/32	EUR	946,000	(45,994)	—	(45,994)
6-Month EURIBOR	Semi-Annually	Fixed 1.640%	Annually	5/02/32	EUR	950,000	(45,365)	—	(45,365)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	(103,697)	—	(103,697)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	39,371	—	39,371
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	3,962	—	3,962
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	7,983	—	7,983
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	11,680	—	11,680
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	102,735	—	102,735
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	49,736	—	49,736
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	71,125	—	71,125
							$(786,816)	$—	$(786,816)

*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RSD	Serbian dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.5%

CORPORATE DEBT — 32.2%
Bermuda — 0.3%
Ooredoo International Finance Co.
2.625% 4/08/31 (a)	$260,000	$225,494
Brazil — 0.8%
Globo Comunicacao e Participacoes SA
4.875% 1/22/30 (a)	850,000	664,598
British Virgin Islands — 0.2%
State Grid Overseas Investment BVI Ltd.
3.500% 5/04/27 (a)	200,000	198,151
Canada — 0.3%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	210,000
Cayman Islands — 2.5%
Cosan Overseas Ltd.
8.250% (a) (b)	100,000	99,250
Country Garden Holdings Co. Ltd.
3.300% 1/12/31 (a)	200,000	81,705
8.000% 1/27/24 (a)	200,000	131,500
DP World Crescent Ltd.
3.875% 7/18/29 (a)	300,000	277,608
Health & Happiness H&H International Holdings Ltd.
5.625% 10/24/24 (a)	200,000	174,100
Huazhu Group Ltd., Convertible,
3.000% 5/01/26	129,000	150,285
Lamar Funding Ltd.
3.958% 5/07/25 (a)	500,000	473,712
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	97,384	95,851
Sea Ltd., Convertible,
0.250% 9/15/26 (c)	305,000	222,650
Tencent Holdings Ltd.
3.290% 6/03/60 (a)	200,000	133,305
3.840% 4/22/51 (a)	275,000	214,669
		2,054,635
Chile — 2.8%
AES Andes SA 5 year USD Swap + 4.644%
7.125% VRN 3/26/79 (a)	650,000	590,157
Agrosuper SA
4.600% 1/20/32 (a)	200,000	170,884
Banco Santander Chile
3.177% 10/26/31 (a)	375,000	319,688

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Celulosa Arauco y Constitucion SA
5.150% 1/29/50 (a)	$250,000	$204,375
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (a)	200,000	175,020
Empresa De Los Ferrocarr
3.068% 8/18/50 (a) (c)	450,000	270,509
Empresa de Transporte de Pasajeros Metro SA
3.693% 9/13/61 (a)	200,000	130,750
4.700% 5/07/50 (a)	200,000	165,044
VTR Comunicaciones SpA
4.375% 4/15/29 (a)	250,000	170,960
5.125% 1/15/28 (a)	200,000	144,277
		2,341,664
Colombia — 1.9%
Banco Davivienda SA 10 year CMT + 5.097%
6.650% VRN (a) (b)	400,000	319,717
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	237,500
Bancolombia SA 5 year CMT + 2.944%
4.625% VRN 12/18/29	200,000	174,500
Ecopetrol SA
4.625% 11/02/31	405,000	306,783
5.875% 5/28/45	725,000	492,518
		1,531,018
Hong Kong — 0.2%
Lenovo Group Ltd.
3.421% 11/02/30 (a)	200,000	170,688
India — 1.4%
Adani International Container Terminal Pvt Ltd.
3.000% 2/16/31 (a)	528,000	449,893
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (a)	200,000	186,452
4.375% 7/03/29 (a)	200,000	176,642
Bharti Airtel Ltd.
3.250% 6/03/31 (a)	400,000	335,408
		1,148,395
Indonesia — 0.9%
Bank Negara Indonesia Persero Tbk PT
3.750% 3/30/26 (a)	213,000	192,856
Pertamina Persero PT
5.625% 5/20/43 (a)	200,000	186,158
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% 6/30/50 (a)	200,000	138,888
6.150% 5/21/48 (a)	200,000	182,950
		700,852
Ireland — 0.4%
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (a)	400,000	334,000

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Israel — 0.8%
ICL Group Ltd.
6.375% 5/31/38 (a)	$200,000	$196,030
Israel Chemicals Ltd.
6.375% 5/31/38 (a)	150,000	147,022
Leviathan Bond Ltd.
6.125% 6/30/25 (a)	300,000	281,610
		624,662
Jamaica — 0.2%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	144,974	126,527
Kazakhstan — 1.0%
KazMunayGas National Co. JSC
3.500% 4/14/33 (a)	400,000	286,895
5.750% 4/19/47 (a)	500,000	382,320
6.375% 10/24/48 (a)	230,000	190,723
		859,938
Mauritius — 0.2%
HTA Group Ltd/Mauritius
7.000% 12/18/25 (a)	200,000	170,760
Mexico — 9.3%
Axtel SAB de CV
6.375% 11/14/24 (a)	200,000	176,000
Banco Mercantil Del Norte SA
5 year CMT + 4.967% 6.750% VRN (a) (b)	200,000	188,202
10 year CMT + 7.760% 8.375% VRN (a) (b)	200,000	192,802
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (a)	600,000	507,300
Cemex SAB de CV
5.450% 11/19/29 (a)	200,000	177,800
Cometa Energia SA de CV
6.375% 4/24/35 (a)	350,400	340,046
Controladora Mabe SA de CV
5.600% 10/23/28 (a)	250,000	253,502
Industrias Penoles SAB de CV
4.750% 8/06/50 (a) (c)	200,000	158,750
Infraestructura Energetica Nova SAB de CV
4.875% 1/14/48 (a)	300,000	220,854
Mexico City Airport Trust
5.500% 7/31/47 (a)	2,142,000	1,468,341
Petroleos Mexicanos
4.500% 1/23/26	500,000	429,772
6.500% 3/13/27	1,200,000	1,040,400
6.500% 6/02/41	3,585,000	2,233,455
6.750% 9/21/47	400,000	247,000
		7,634,224
Netherlands — 0.5%
Minejesa Capital BV
5.625% 8/10/37 (a)	300,000	242,709

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras Global Finance BV
5.500% 6/10/51 (c)	$185,000	$140,323
		383,032
Panama — 0.7%
Aeropuerto Internacional de Tocumen SA
4.000% 8/11/41 (a)	200,000	162,659
Banco General SA 10 year CMT + 3.665%
5.250% VRN (a) (b)	200,000	182,003
Banco Nacional de Panama
2.500% 8/11/30 (a)	310,000	246,062
		590,724
Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	183,410
Peru — 0.2%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	179,224
Philippines — 1.1%
Globe Telecom, Inc.
3.000% 7/23/35 (a)	400,000	290,155
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	400,000	374,000
Manila Water Co., Inc.
4.375% 7/30/30 (a)	300,000	275,250
		939,405
Qatar — 0.4%
Qatar Energy
3.125% 7/12/41 (a)	450,000	352,575
Saudi Arabia — 1.1%
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	200,000	190,582
4.250% 4/16/39 (a)	800,000	737,728
		928,310
Sri Lanka — 0.2%
SriLankan Airlines Ltd.
7.000% 6/25/24 (a)	300,000	145,500
Thailand — 1.2%
Bangkok Bank PCL 5 year CMT + 1.900%
3.733% VRN 9/25/34 (a)	375,000	328,672
Bangkok Bank PCL/Hong Kong 5 year CMT + 2.150%
3.466% VRN 9/23/36 (a)	200,000	167,612
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	130,076
3.500% 10/17/49 (a) (c)	600,000	390,227
		1,016,587

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Arab Emirates — 1.7%
Acwa Power Management And Investments One Ltd.
5.950% 12/15/39 (a)	$299,400	$302,394
Emirates NBD Bank PJSC 6 year CMT + 3.656
6.125% VRN (a) (b)	200,000	199,596
Oztel Holdings SPC Ltd.
6.625% 4/24/28 (a)	450,000	452,826
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	400,000	456,250
		1,411,066
United States — 0.8%
Citgo Holding, Inc.
9.250% 8/01/24 (a) (c)	165,000	159,637
Kosmos Energy Ltd.
7.125% 4/04/26 (a)	200,000	170,000
MercadoLibre, Inc., Convertible,
2.000% 8/15/28	90,000	145,170
Periama Holdings LLC
5.950% 4/19/26 (a)	200,000	179,000
		653,807
Venezuela — 0.9%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (d)	900,000	50,400
6.000% 5/16/24 (a) (d)	2,400,000	141,600
6.000% 11/15/26 (a) (d)	1,750,000	98,000
8.500% 10/27/20 (a) (d)	250,000	42,500
9.000% 11/17/21 (a) (d)	4,990,000	289,420
9.750% 5/17/35 (a) (d)	150,000	8,700
12.750% 2/17/22 (a) (d)	1,500,000	87,000
		717,620

TOTAL CORPORATE DEBT (Cost $34,642,781)		26,496,866

SOVEREIGN DEBT OBLIGATIONS — 62.3%
Albania — 1.0%
Albania Government International Bond
3.500% 6/16/27 EUR (a) (e)	190,000	169,485
3.500% 11/23/31 EUR (a) (e)	390,000	302,806
3.500% 11/23/31 EUR (a) (e)	500,000	388,213
		860,504
Angola — 2.2%
Angolan Government International Bond
8.000% 11/26/29 (a)	200,000	157,724
8.250% 5/09/28 (a)	925,000	766,270
8.750% 4/14/32 (a)	200,000	159,330
9.125% 11/26/49 (a)	300,000	211,620
9.500% 11/12/25 (a)	600,000	549,108
		1,844,052

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Argentina — 1.0%
Argentine Republic Government International Bond
0.500% STEP 7/09/30	$571,224	$133,279
1.000% 12/15/35	845,000	3,042
1.125% STEP 7/09/35	649,923	139,976
2.000% STEP 1/09/38	2,077,891	589,030
		865,327
Austria — 0.3%
Republic of Austria Government Bond
0.850% 6/30/20 EUR (a) (e)	600,000	278,608
Bahamas — 1.2%
Bahamas Government International Bond
6.000% 11/21/28 (a)	1,075,000	761,271
8.950% 10/15/32 (a)	300,000	208,213
		969,484
Bahrain — 3.3%
Bahrain Government International Bond
5.625% 5/18/34 (a) (c)	900,000	736,718
6.750% 9/20/29 (a)	550,000	525,591
7.000% 10/12/28 (a)	1,325,000	1,312,717
7.500% 9/20/47 (a)	200,000	167,528
		2,742,554
Barbados — 0.3%
Barbados Government International Bond
6.500% 10/01/29 (a)	300,000	288,000
Benin — 0.6%
Benin Government International Bond
4.875% 1/19/32 EUR (a) (e)	175,000	130,520
4.875% 1/19/32 EUR (a) (e)	440,000	328,163
		458,683
Brazil — 0.2%
Brazilian Government International Bond
5.000% 1/27/45	240,000	171,163
Chile — 0.9%
Bonos de la Tesoreria de la Republica en pesos
4.700% 9/01/30 CLP (a) (e)	285,000,000	282,828
5.800% 6/01/24 CLP (a) (e)	100,000,000	106,120
Chile Government International Bond
3.500% 1/31/34	200,000	177,809
4.000% 1/31/52	200,000	165,761
		732,518
Colombia — 2.6%
Colombia Government International Bond
3.000% 1/30/30 (c)	800,000	608,742
3.125% 4/15/31	400,000	294,917
4.125% 5/15/51	925,000	554,022
4.500% 1/28/26	200,000	187,553

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 6/15/45	$350,000	$233,905
5.625% 2/26/44	400,000	287,023
		2,166,162
Costa Rica — 0.2%
Costa Rica Government International Bond
5.625% 4/30/43 (a)	200,000	149,572
Dominican Republic — 4.7%
Dominican Republic International Bond
4.500% 1/30/30 (a)	655,000	523,893
4.875% 9/23/32 (a)	875,000	673,077
4.875% 9/23/32 (a)	800,000	615,384
5.500% 2/22/29 (a)	165,000	143,412
5.875% 1/30/60 (a)	1,025,000	698,346
6.500% 2/15/48 (a)	300,000	226,350
6.850% 1/27/45 (a)	1,250,000	985,339
		3,865,801
Ecuador — 1.9%
Ecuador Government International Bond
0.000% 7/31/30 (a)	165,446	68,316
0.500% STEP 7/31/40 (a)	408,900	166,379
1.000% STEP 7/31/35 (a)	1,358,550	654,896
1.000% STEP 7/31/35 (a)	50,000	24,103
5.000% STEP 7/31/30 (a)	1,002,100	645,123
		1,558,817
Egypt — 2.7%
Egypt Government International Bond
5.875% 2/16/31 (a)	200,000	124,065
5.875% 2/16/31 (a)	200,000	124,065
6.588% 2/21/28 (a)	700,000	506,800
7.600% 3/01/29 (a)	875,000	636,575
8.500% 1/31/47 (a)	550,000	324,665
8.500% 1/31/47 (a)	840,000	495,852
		2,212,022
El Salvador — 0.8%
El Salvador Government International Bond
5.875% 1/30/25 (a)	1,240,000	438,415
6.375% 1/18/27 (a)	125,000	41,753
7.650% 6/15/35 (a)	100,000	31,946
7.650% 6/15/35 (a)	360,000	115,005
		627,119
Ghana — 0.3%
Ghana Government International Bond
8.125% 1/18/26 (a)	100,000	71,500
8.125% 1/18/26 (a)	200,000	143,000
		214,500

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Guatemala — 0.7%
Guatemala Government Bond
4.875% 2/13/28 (a)	$400,000	$373,029
5.375% 4/24/32 (a)	200,000	183,664
		556,693
Hungary — 0.3%
Hungary Government International Bond
2.125% 9/22/31 (a)	355,000	273,892
India — 2.0%
Export Import Bank of India
2.250% 1/13/31 (a)	205,000	160,871
3.250% 1/15/30 (a)	1,500,000	1,302,036
Export-Import Bank of India
2.250% 1/13/31 (a)	200,000	157,748
		1,620,655
Indonesia — 5.0%
Indonesia Government International Bond
4.625% 4/15/43 (a)	1,400,000	1,269,450
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (a)	200,000	160,698
4.450% 2/20/29 (a)	775,000	767,413
4.550% 3/29/26 (a)	1,350,000	1,360,124
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (a)	650,000	569,725
		4,127,410
Ivory Coast — 2.2%
Ivory Coast Government International Bond
6.125% 6/15/33 (a)	1,800,000	1,408,068
6.625% 3/22/48 EUR (a) (e)	525,000	366,713
		1,774,781
Jamaica — 1.1%
Jamaica Government International Bond
6.750% 4/28/28	200,000	206,245
8.000% 3/15/39	500,000	537,689
8.000% 3/15/39	175,000	188,191
		932,125
Jordan — 1.4%
Jordan Government International Bond
5.850% 7/07/30 (a)	1,200,000	948,048
7.750% 1/15/28 (a)	240,000	223,248
		1,171,296
Lebanon — 0.1%
Lebanon Government International Bond
6.000% 1/27/23 (a) (d)	1,530,000	92,106
Mongolia — 0.7%
Mongolia Government International Bond
4.450% 7/07/31 (a)	750,000	571,823

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Morocco — 2.0%
Morocco Government International Bond
3.000% 12/15/32 (a)	$600,000	$411,336
3.000% 12/15/32 (a)	425,000	291,363
4.000% 12/15/50 (a)	1,625,000	950,625
		1,653,324
Oman — 4.2%
Oman Government International Bond
4.750% 6/15/26 (a)	600,000	570,984
4.750% 6/15/26 (a)	550,000	523,402
5.375% 3/08/27 (a)	200,000	194,134
5.625% 1/17/28 (a)	200,000	192,278
6.500% 3/08/47 (a)	390,000	326,679
6.750% 10/28/27 (a)	600,000	611,285
6.750% 10/28/27 (a)	400,000	407,523
6.750% 1/17/48 (a)	300,000	258,090
7.000% 1/25/51 (a)	400,000	351,580
		3,435,955
Pakistan — 0.4%
Pakistan Government International Bond
7.875% 3/31/36 (a)	562,000	335,784
Panama — 0.3%
Panama Government International Bond
4.500% 1/19/63	360,000	276,584
Paraguay — 1.2%
Paraguay Government International Bond
4.950% 4/28/31 (a)	400,000	369,195
5.400% 3/30/50 (a)	600,000	465,032
5.400% 3/30/50 (a)	200,000	155,011
		989,238
Peru — 0.9%
Peruvian Government International Bond
2.780% 12/01/60	670,000	413,451
3.300% 3/11/41	300,000	226,894
3.550% 3/10/51	130,000	97,003
		737,348
Philippines — 0.8%
Philippine Government International Bond
2.650% 12/10/45	900,000	626,278
Qatar — 1.4%
Qatar Government International Bond
4.400% 4/16/50 (a)	200,000	190,533
4.400% 4/16/50 (a)	200,000	190,532
4.817% 3/14/49 (a)	800,000	803,771
		1,184,836

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Romania — 2.1%
Romanian Government International Bond
2.124% 7/16/31 EUR (a) (e)	$100,000	$74,064
2.625% 12/02/40 EUR (a) (e)	50,000	30,414
2.875% 4/13/42 EUR (a) (e)	125,000	76,526
3.000% 2/14/31 (a) (c)	174,000	133,745
3.000% 2/14/31 (a)	500,000	384,324
3.375% 1/28/50 EUR (a) (e)	700,000	433,125
4.000% 2/14/51 (a)	160,000	103,997
4.000% 2/14/51 (a)	722,000	469,286
		1,705,481
Saudi Arabia — 1.1%
Saudi Government International Bond
2.750% 2/03/32 (a)	200,000	178,000
3.750% 1/21/55 (a)	400,000	327,428
5.000% 4/17/49 (a)	400,000	391,673
		897,101
Senegal — 1.6%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (e)	300,000	254,589
6.250% 5/23/33 (a)	200,000	152,840
6.250% 5/23/33 (a)	1,150,000	878,830
		1,286,259
Serbia — 1.5%
Serbia Government Bond
2.125% 12/01/30 (a)	1,500,000	1,098,180
2.125% 12/01/30 (a)	200,000	146,424
		1,244,604
South Africa — 1.3%
Republic of South Africa Government International Bond
5.650% 9/27/47	210,000	142,947
6.250% 3/08/41	400,000	310,000
7.300% 4/20/52	760,000	606,100
		1,059,047
Sri Lanka — 0.9%
Sri Lanka Government International Bond
6.125% 6/03/25 (a)	200,000	64,638
6.125% 6/03/25 (a)	500,000	161,595
6.825% 7/18/26 (a)	200,000	67,924
6.850% 11/03/25 (a)	1,400,000	451,197
		745,354
Suriname — 0.6%
Suriname Government International Bond
9.250% 10/26/26 (a)	631,000	507,324
Turkey — 1.7%
Republic of Turkey
8.600% 9/24/27	275,000	249,357
Turkey Government International Bond
4.250% 4/14/26	400,000	320,515

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.875% 10/09/26	$400,000	$319,770
4.875% 4/16/43	450,000	265,325
6.000% 1/14/41	350,000	222,236
		1,377,203
Ukraine — 0.4%
Ukraine Government International Bond
0.000% FRN 5/31/40 (a) (f)	115,000	28,405
7.750% 9/01/25 (a)	800,000	200,000
8.994% 2/01/24 (a)	300,000	78,000
9.750% 11/01/28 (a)	200,000	49,720
		356,125
Uzbekistan — 1.3%
Republic of Uzbekistan International Bond
3.900% 10/19/31 (a)	450,000	318,024
3.900% 10/19/31 (a)	298,000	210,603
5.375% 2/20/29 (a)	200,000	175,844
5.375% 2/20/29 (a)	400,000	351,688
		1,056,159
Venezuela — 0.2%
Venezuela Government International Bond
7.750% 10/13/19 (a) (d)	1,000,000	72,500
9.250% 9/15/27 (d)	300,000	24,750
11.750% 10/21/26 (a) (d)	300,000	24,750
12.750% 8/23/22 (a) (d)	255,000	21,037
		143,037
Zambia — 0.7%
Zambia Government International Bond
5.375% 9/20/22 (a) (d)	1,025,000	581,072

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $67,558,566)		51,323,780

TOTAL BONDS & NOTES (Cost $102,201,347)		77,820,646

	Number of Shares
MUTUAL FUNDS — 1.6%
Diversified Financial Services — 1.6%
United States — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	1,302,912	1,302,912

TOTAL MUTUAL FUNDS (Cost $1,302,912)		1,302,912

TOTAL LONG-TERM INVESTMENTS (Cost $103,504,259)		79,123,558

SHORT-TERM INVESTMENTS — 3.6%
Mutual Fund — 1.8%
T. Rowe Price Government Reserve Investment Fund	1,520,108	1,520,108

	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (h)	$1,233,066	1,233,066
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill
1.962% 3/23/23 (i) (j)	30,000	29,485
2.491% 3/23/23 (i) (j)	20,000	19,656
2.698% 3/23/23 (i) (j)	210,000	206,392
		255,533

TOTAL SHORT-TERM INVESTMENTS (Cost $3,008,368)		3,008,707

TOTAL INVESTMENTS — 99.7% (Cost $106,512,627) (k)		82,132,265

Other Assets/(Liabilities) — 0.3%		286,788

NET ASSETS — 100.0%		$82,419,053

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $63,658,233 or 77.24% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $1,792,221 or 2.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $531,094 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

Notes to Portfolio of Investments (Continued)

(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2022, these securities amounted to a value of $1,533,835 or 1.86% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,233,074. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,257,822.
(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	8/19/22	EUR	90,000	USD	95,639	(1,032)
BNP Paribas SA	8/19/22	USD	40,776	EUR	37,933	901
BNP Paribas SA	8/19/22	EUR	109,000	USD	114,054	525
BNP Paribas SA	9/09/22	USD	155,503	CLP	128,992,000	16,819
Deutsche Bank AG	8/19/22	USD	44,979	EUR	42,436	371
HSBC Bank USA	8/19/22	USD	65,178	EUR	61,371	666
HSBC Bank USA	8/19/22	EUR	102,000	USD	107,848	(627)
JP Morgan Chase Bank N.A.	8/19/22	USD	2,909,094	EUR	2,753,539	14,614
JP Morgan Chase Bank N.A.	8/19/22	EUR	70,708	USD	75,799	(1,472)
Morgan Stanley & Co. LLC	8/19/22	USD	346,317	EUR	322,726	7,071
						$37,836

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	9/21/22	8	$1,230,276	$4,474
Short
U.S. Treasury Note 10 Year	9/21/22	67	$(7,878,498)	$(63,096)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.EM Series 37†	1.000%	Quarterly	6/20/27	NR	USD	950,000	$(95,312)	$(71,250)	$(24,062)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

CLP	Chilean Peso
EUR	Euro
USD	U.S. Dollar

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 96.9%
Basic Materials — 1.3%
Chemicals — 1.3%
Air Products & Chemicals, Inc.	2,265	$544,687
Albemarle Corp.	667	139,390
CF Industries Holdings, Inc.	1,572	134,768
FMC Corp.	1,499	160,408
International Flavors & Fragrances, Inc.	76,812	9,149,845
Linde PLC	6,567	1,888,210
Nutrien Ltd.	71,932	5,732,261
RPM International, Inc.	2,907	228,839
The Sherwin-Williams Co.	35,277	7,898,873
		25,877,281
Forest Products & Paper — 0.0%
International Paper Co.	4,268	178,530
West Fraser Timber Co. Ltd. (a)	686	52,637
		231,167
		26,108,448
Communications — 12.8%
Advertising — 0.2%
The Trade Desk, Inc. Class A (b)	70,743	2,963,424
Internet — 11.5%
Airbnb, Inc. Class A (b)	4,132	368,078
Alphabet, Inc. Class A (b)	17,458	38,045,521
Alphabet, Inc. Class C (b)	24,255	53,056,600
Amazon.com, Inc. (b)	788,420	83,738,088
Booking Holdings, Inc. (b)	3,332	5,827,635
Coupang, Inc. (b)	169,620	2,162,655
DoorDash, Inc., Class A (b)	54,926	3,524,601
Expedia Group, Inc. (b)	42,683	4,047,629
Match Group, Inc. (b)	61,342	4,274,924
Meta Platforms, Inc. Class A (b)	73,157	11,796,566
Netflix, Inc. (b)	26,824	4,690,713
NortonLifeLock, Inc.	3,422	75,147
Opendoor Technologies, Inc. (a) (b)	6,156	28,995
Sea Ltd. ADR (b)	71,858	4,804,426
Snap, Inc. Class A (b)	332,936	4,371,450
Spotify Technology SA (b)	45,606	4,279,211
VeriSign, Inc. (b)	8,651	1,447,572
		226,539,811

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 0.5%
Charter Communications, Inc. Class A (b)	432	$202,405
Comcast Corp. Class A	17,405	682,972
The Walt Disney Co. (b)	96,555	9,114,792
		10,000,169
Telecommunications — 0.6%
AT&T, Inc.	4,744	99,434
Cisco Systems, Inc.	18,461	787,177
Corning, Inc.	125,028	3,939,632
Motorola Solutions, Inc.	22,104	4,632,998
T-Mobile US, Inc. (b)	11,829	1,591,474
Verizon Communications, Inc.	19,814	1,005,561
		12,056,276
		251,559,680
Consumer, Cyclical — 8.7%
Airlines — 0.0%
Southwest Airlines Co. (b)	10,319	372,722
United Airlines Holdings, Inc. (b)	3,699	131,019
		503,741
Apparel — 0.0%
NIKE, Inc. Class B	8,479	866,554
Auto Manufacturers — 2.6%
Cummins, Inc.	3,303	639,230
Ferrari NV	43,513	7,983,765
General Motors Co. (b)	69,807	2,217,070
PACCAR, Inc.	7,628	628,089
Rivian Automotive, Inc. Class A (a) (b)	763,635	19,655,965
Tesla, Inc. (b)	28,487	19,183,716
		50,307,835
Auto Parts & Equipment — 0.0%
Aptiv PLC (b)	546	48,632
Aurora Innovation, Inc. (b)	64,109	122,448
Magna International, Inc. (a)	3,080	169,092
		340,172
Home Builders — 0.0%
NVR, Inc. (b)	57	228,236
Leisure Time — 0.1%
Peloton Interactive, Inc. Class A (b)	155,290	1,425,562
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	20,870	2,325,753
Las Vegas Sands Corp. (b)	123,375	4,144,166
Marriott International, Inc. Class A	16,582	2,255,318
MGM Resorts International	6,657	192,720

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd. (b)	67,322	$3,836,008
		12,753,965
Retail — 5.3%
AutoZone, Inc. (b)	184	395,438
Burlington Stores, Inc. (b)	1,455	198,215
Carvana Co. (a) (b)	43,162	974,598
Chipotle Mexican Grill, Inc. (b)	6,802	8,891,983
Costco Wholesale Corp.	5,364	2,570,858
Dollar General Corp.	58,526	14,364,621
Dollar Tree, Inc. (b)	1,631	254,191
Domino’s Pizza, Inc.	2,120	826,185
Floor & Decor Holdings, Inc. Class A (b)	28,000	1,762,880
The Home Depot, Inc.	9,828	2,695,526
Lowe’s Cos., Inc.	3,088	539,381
Lululemon Athletica, Inc. (b)	13,605	3,708,859
McDonald’s Corp.	50,123	12,374,366
O’Reilly Automotive, Inc. (b)	3,171	2,003,311
Ross Stores, Inc.	164,784	11,572,780
Starbucks Corp.	47,464	3,625,775
The TJX Cos., Inc.	61,669	3,444,214
Ulta Beauty, Inc. (b)	565	217,796
Walmart, Inc.	179,176	21,784,218
Yum! Brands, Inc.	114,146	12,956,713
		105,161,908
		171,587,973
Consumer, Non-cyclical — 25.1%
Agriculture — 1.2%
Altria Group, Inc.	7,355	307,218
Darling Ingredients, Inc. (b)	24,337	1,455,353
Philip Morris International, Inc.	216,187	21,346,304
		23,108,875
Beverages — 1.8%
The Coca-Cola Co.	133,207	8,380,053
Constellation Brands, Inc. Class A	6,652	1,550,315
Keurig Dr Pepper, Inc.	455,448	16,118,305
Monster Beverage Corp. (b)	87,799	8,138,967
PepsiCo, Inc.	6,623	1,103,789
		35,291,429
Biotechnology — 0.6%
Amgen, Inc.	3,318	807,269
Argenx SE ADR (b)	11,477	4,348,406
Biogen, Inc. (b)	421	85,859
Corteva, Inc.	4,780	258,789
Illumina, Inc. (b)	422	77,800
Moderna, Inc. (b)	1,406	200,847
Regeneron Pharmaceuticals, Inc. (b)	8,279	4,893,965
Vertex Pharmaceuticals, Inc. (b)	1,668	470,026
		11,142,961

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.0%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $ 1,171,890) (c) (d) (e)	307,471	$605,718
Block, Inc. (b)	13,427	825,223
Block, Inc. (b)	35,571	2,191,935
Cintas Corp.	5,537	2,068,236
FleetCor Technologies, Inc. (b)	4,100	861,451
Global Payments, Inc.	38,405	4,249,129
MarketAxess Holdings, Inc.	4,801	1,229,104
PayPal Holdings, Inc. (b)	1,716	119,845
TransUnion	65,649	5,251,263
United Rentals, Inc. (b)	183	44,453
Verisk Analytics, Inc.	20,242	3,503,688
		20,950,045
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	1,100	88,154
The Estee Lauder Cos., Inc. Class A	1,891	481,581
The Procter & Gamble Co.	130,264	18,730,661
Unilever PLC	115,290	5,247,327
		24,547,723
Food — 0.6%
Conagra Brands, Inc.	5,296	181,335
The Hershey Co.	4,947	1,064,397
Mondelez International, Inc. Class A	157,257	9,764,087
Sysco Corp.	10,950	927,574
		11,937,393
Health Care – Products — 4.2%
Abbott Laboratories	78,254	8,502,297
Align Technology, Inc. (b)	14,303	3,385,091
Avantor, Inc. (b)	134,375	4,179,063
The Cooper Cos., Inc.	468	146,540
Danaher Corp.	58,458	14,820,272
Hologic, Inc. (b)	4,158	288,149
Insulet Corp. (b)	8,600	1,874,284
Intuitive Surgical, Inc. (b)	54,479	10,934,480
Medtronic PLC	7,544	677,074
PerkinElmer, Inc.	42,778	6,083,887
ResMed, Inc.	3,748	785,693
Steris PLC	15,821	3,261,499
Stryker Corp.	44,432	8,838,858
Teleflex, Inc.	259	63,675
Thermo Fisher Scientific, Inc.	31,433	17,076,920
Waters Corp. (b)	4,656	1,541,043
West Pharmaceutical Services, Inc.	2,115	639,513
		83,098,338
Health Care – Services — 6.0%
Centene Corp. (b)	204,106	17,269,409
Elevance Health, Inc.	69,452	33,516,146
HCA Healthcare, Inc.	37,638	6,325,442
Humana, Inc.	16,164	7,565,883
Laboratory Corp. of America Holdings	11,688	2,739,200

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Molina Healthcare, Inc. (b)	967	$270,383
Quest Diagnostics, Inc.	8,400	1,117,032
UnitedHealth Group, Inc.	96,071	49,344,948
		118,148,443
Household Products & Wares — 0.0%
Avery Dennison Corp.	2,094	338,956
The Clorox Co.	348	49,061
Kimberly-Clark Corp.	1,732	234,080
		622,097
Pharmaceuticals — 8.5%
AbbVie, Inc.	171,747	26,304,771
AstraZeneca PLC Sponsored ADR	434,120	28,682,308
Becton Dickinson and Co.	154,943	38,198,098
Bristol-Myers Squibb Co.	112,780	8,684,060
Cigna Corp.	38,452	10,132,871
CVS Health Corp.	4,499	416,877
DexCom, Inc. (b)	4,324	322,268
Elanco Animal Health, Inc. (b)	35,084	688,699
Eli Lilly & Co.	45,237	14,667,192
Johnson & Johnson	153,333	27,218,141
McKesson Corp.	392	127,874
Merck & Co., Inc.	6,556	597,711
Pfizer, Inc.	16,459	862,945
Sanofi ADR	165,296	8,269,759
Zoetis, Inc.	10,358	1,780,437
		166,954,011
		495,801,315
Energy — 2.1%
Oil & Gas — 1.9%
Chevron Corp.	6,054	876,498
ConocoPhillips	16,998	1,526,590
EOG Resources, Inc.	8,733	964,473
Exxon Mobil Corp.	58,617	5,019,960
Hess Corp.	2,100	222,474
Marathon Petroleum Corp.	4,468	367,314
Pioneer Natural Resources Co.	1,173	261,673
TotalEnergies SE	450,909	23,768,304
TotalEnergies SE Sponsored ADR	75,040	3,950,106
Valero Energy Corp.	5,936	630,878
		37,588,270
Oil & Gas Services — 0.0%
Baker Hughes Co.	6,698	193,371
Halliburton Co.	18,851	591,167
		784,538
Pipelines — 0.2%
TC Energy Corp.	37,203	1,927,487

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	52,465	$1,637,433
		3,564,920
		41,937,728
Financial — 11.5%
Banks — 3.2%
Bank of America Corp.	407,700	12,691,701
The Bank of New York Mellon Corp.	4,522	188,613
Citigroup, Inc.	22,062	1,014,631
Citizens Financial Group, Inc.	2,275	81,195
Fifth Third Bancorp	13,986	469,929
The Goldman Sachs Group, Inc.	3,103	921,653
Huntington Bancshares, Inc.	46,327	557,314
JP Morgan Chase & Co.	261,671	29,466,771
Morgan Stanley	37,077	2,820,077
The PNC Financial Services Group, Inc.	1,187	187,273
Signature Bank	1,620	290,320
State Street Corp.	16,569	1,021,479
SVB Financial Group (b)	642	253,583
Wells Fargo & Co.	314,210	12,307,606
		62,272,145
Diversified Financial Services — 2.8%
Apollo Global Management, Inc.	71,670	3,474,562
Blue Owl Capital, Inc. (a)	7,112	71,333
Capital One Financial Corp.	5,061	527,305
The Charles Schwab Corp.	149,109	9,420,707
CME Group, Inc.	2,827	578,687
Intercontinental Exchange, Inc.	5,475	514,869
Maplebear, Inc. (Non-Voting) (Acquired 8/07/20, Cost $14,781) (c) (d) (e)	319	22,837
Maplebear, Inc. (Voting) (Acquired 8/07/20, Cost $282,637) (c) (d) (e)	6,100	436,699
Mastercard, Inc. Class A	56,025	17,674,767
Tradeweb Markets, Inc. Class A	924	63,063
Visa, Inc. Class A	117,065	23,048,928
		55,833,757
Insurance — 4.2%
American International Group, Inc.	223,701	11,437,832
Assurant, Inc.	2,321	401,185
Berkshire Hathaway, Inc. Class B (b)	7,627	2,082,324
Chubb Ltd.	135,151	26,567,984
Equitable Holdings, Inc.	17,625	459,484
The Hartford Financial Services Group, Inc.	111,058	7,266,525
Marsh & McLennan Cos., Inc.	2,721	422,435
MetLife, Inc.	51,474	3,232,052
The Progressive Corp.	124,109	14,430,153
RenaissanceRe Holdings Ltd.	3,263	510,235
The Travelers Cos., Inc.	96,738	16,361,298
Voya Financial, Inc.	5,164	307,413
		83,478,920
Private Equity — 0.0%
Ares Management Corp. Class A	1,294	73,577

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
KKR & Co., Inc.	5,185	$240,014
		313,591
Real Estate Investment Trusts (REITS) — 1.3%
Alexandria Real Estate Equities, Inc.	947	137,343
American Homes 4 Rent Class A	1,700	60,248
American Tower Corp.	1,841	470,541
AvalonBay Communities, Inc.	11,976	2,326,338
Camden Property Trust	491	66,030
Equinix, Inc.	5,181	3,404,021
Equity LifeStyle Properties, Inc.	13,339	939,999
Equity Residential	23,759	1,715,875
Essex Property Trust, Inc.	697	182,272
Extra Space Storage, Inc.	1,237	210,438
Host Hotels & Resorts, Inc.	377,832	5,924,406
Prologis, Inc.	64,052	7,535,718
Public Storage	854	267,020
Rexford Industrial Realty, Inc.	2,432	140,059
SBA Communications Corp.	2,944	942,227
Simon Property Group, Inc.	1,765	167,534
Sun Communities, Inc.	196	31,235
Welltower, Inc.	5,699	469,313
Weyerhaeuser Co.	956	31,663
		25,022,280
		226,920,693
Industrial — 7.4%
Aerospace & Defense — 1.7%
Airbus SE	52,210	5,126,385
The Boeing Co. (b)	4,283	585,572
L3 Harris Technologies, Inc.	58,579	14,158,544
Northrop Grumman Corp.	8,786	4,204,716
Raytheon Technologies Corp.	626	60,165
Teledyne Technologies, Inc. (b)	23,369	8,765,945
TransDigm Group, Inc. (b)	183	98,211
		32,999,538
Building Materials — 0.0%
Vulcan Materials Co.	1,328	188,709
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	8,905	708,304
Generac Holdings, Inc. (b)	23,035	4,850,710
		5,559,014
Electronics — 1.4%
Agilent Technologies, Inc.	4,664	553,943
Amphenol Corp. Class A	97	6,245
Fortive Corp.	4,070	221,327
Honeywell International, Inc.	77,227	13,422,825
Hubbell, Inc.	32,815	5,860,103
Mettler-Toledo International, Inc. (b)	682	783,461
TE Connectivity Ltd.	59,209	6,699,498

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Trimble, Inc. (b)	69	$4,018
		27,551,420
Environmental Controls — 0.6%
Republic Services, Inc.	85,744	11,221,317
Waste Connections, Inc.	3,628	449,727
		11,671,044
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	1,200	125,832
Machinery – Diversified — 0.1%
Dover Corp.	3,606	437,480
IDEX Corp.	4,085	741,958
Ingersoll Rand, Inc.	11,208	471,633
Otis Worldwide Corp.	5,130	362,537
Rockwell Automation, Inc.	826	164,630
		2,178,238
Miscellaneous - Manufacturing — 1.1%
Eaton Corp. PLC	64,547	8,132,277
General Electric Co.	64,248	4,090,670
Illinois Tool Works, Inc.	14,555	2,652,649
Parker-Hannifin Corp.	170	41,829
Siemens AG Registered	61,694	6,279,068
Textron, Inc.	5,748	351,030
Trane Technologies PLC	4,098	532,207
		22,079,730
Packaging & Containers — 0.4%
Ball Corp.	58,448	4,019,469
Packaging Corp. of America	16,832	2,314,400
Sealed Air Corp.	6,291	363,117
WestRock Co.	3,087	122,986
		6,819,972
Transportation — 1.8%
Canadian Pacific Railway Ltd.	5,180	361,771
CSX Corp.	527,405	15,326,390
FedEx Corp.	33,230	7,533,573
J.B. Hunt Transport Services, Inc.	958	150,856
Norfolk Southern Corp.	15,469	3,515,949
Old Dominion Freight Line, Inc.	17,324	4,439,795
Saia, Inc. (b)	906	170,328
Union Pacific Corp.	17,497	3,731,760
United Parcel Service, Inc. Class B	3,069	560,215
		35,790,637
		144,964,134
Technology — 21.3%
Computers — 4.3%
Accenture PLC Class A	26,808	7,443,241
Apple, Inc.	554,252	75,777,333

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cognizant Technology Solutions Corp. Class A	2,257	$152,325
Fortinet, Inc. (b)	2,725	154,181
Pure Storage, Inc. Class A (b)	9,505	244,374
		83,771,454
Semiconductors — 3.8%
Advanced Micro Devices, Inc. (b)	136,992	10,475,778
Analog Devices, Inc.	52,344	7,646,935
Applied Materials, Inc.	26,065	2,371,394
ASML Holding NV	26,591	12,654,125
Broadcom, Inc.	2,497	1,213,067
KLA Corp.	31,736	10,126,323
Lam Research Corp.	10,926	4,656,115
Marvell Technology, Inc.	4,708	204,939
Micron Technology, Inc.	6,849	378,613
NVIDIA Corp.	123,762	18,761,082
NXP Semiconductor NV	3,499	517,957
QUALCOMM, Inc.	33,293	4,252,848
Texas Instruments, Inc.	11,833	1,818,140
		75,077,316
Software — 13.2%
Activision Blizzard, Inc.	4,010	312,219
Adobe, Inc. (b)	600	219,636
Akamai Technologies, Inc. (b)	9,302	849,552
Atlassian Corp. PLC Class A (b)	22,857	4,283,402
Bill.com Holdings, Inc. (b)	14,878	1,635,687
Black Knight, Inc. (b)	98,582	6,446,277
Broadridge Financial Solutions, Inc.	10,861	1,548,235
Cadence Design Systems, Inc. (b)	8,820	1,323,265
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (c) (d) (e)	512	488,934
Celonis SE (Acquired 6/17/21, Cost $435,243) (c) (d) (e)	1,177	435,243
Ceridian HCM Holding, Inc. (b)	35,004	1,647,988
Datadog, Inc. Class A (b)	27,690	2,637,196
The Descartes Systems Group, Inc. (b)	1,800	111,708
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,419,150) (c) (d) (e)	3,660	3,403,800
Fidelity National Information Services, Inc.	3,488	319,745
Fiserv, Inc. (b)	194,575	17,311,338
HashiCorp, Inc. Class A (a) (b)	8,525	250,976
Intuit, Inc.	50,095	19,308,617
Microsoft Corp.	534,321	137,229,662
MongoDB, Inc. (b)	13,864	3,597,708
MSCI, Inc.	439	180,934
Paychex, Inc.	8,465	963,909
ROBLOX Corp. Class A (b)	8,361	274,742
Roper Technologies, Inc.	17,982	7,096,596
Salesforce, Inc. (b)	172,589	28,484,089
SentinelOne Inc. Class A (b)	106,748	2,490,431
ServiceNow, Inc. (b)	26,777	12,732,999
Snowflake, Inc. Class A (b)	19,251	2,677,044
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (c) (d) (e)	18,846	434,212
Synopsys, Inc. (b)	1,650	501,105
Twilio, Inc. Class A (b)	11,900	997,339
Veeva Systems, Inc. Class A (b)	1,581	313,101
Workday, Inc. Class A (b)	1,819	253,896

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoom Video Communications, Inc. Class A (b)	3,270	$353,062
		261,114,647
		419,963,417
Utilities — 6.7%
Electric — 6.4%
Ameren Corp.	50,474	4,560,831
American Electric Power Co., Inc.	125,030	11,995,378
CMS Energy Corp.	21,951	1,481,693
Dominion Energy, Inc.	267,058	21,313,899
DTE Energy Co.	42,301	5,361,652
Duke Energy Corp.	88,116	9,446,916
Exelon Corp.	10,475	474,727
NextEra Energy, Inc.	54,960	4,257,202
PG&E Corp. (b)	14,880	148,502
Sempra Energy	125,553	18,866,849
The Southern Co.	454,986	32,445,052
WEC Energy Group, Inc.	34,230	3,444,907
Xcel Energy, Inc.	161,944	11,459,157
		125,256,765
Gas — 0.3%
NiSource, Inc.	215,023	6,341,028
		131,597,793

TOTAL COMMON STOCK (Cost $2,036,665,274)		1,910,441,181

PREFERRED STOCK — 0.6%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.2%
Nuro, Inc., Series C (Acquired 10/30/20-3/21/21, Cost $1,236,023) (c) (d) (e)	94,681	1,973,694
Nuro, Inc., Series D (Acquired 10/29/21, Cost $487,977) (c) (d) (e)	23,409	487,977
Waymo LLC, Series A-2 (Acquired 5/08/20, Cost $748,934) (c) (d) (e)	8,722	799,999
		3,261,670
Auto Parts & Equipment — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $ 921,625) (c) (d) (e)	50,500	1,464,500
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851) (c) (d) (e)	37,186	1,078,394
		2,542,894
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $1,059,705) (c) (d) (e)	22,355	1,165,813

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series A (Acquired 11/18/20, Cost $53,081) (c) (d) (e)	870	$62,283
Maplebear, Inc., Series G (Acquired 7/02/20, Cost $599,129) (c) (d) (e)	12,458	891,868
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $240,750) (c) (d) (e)	1,926	137,882
		1,092,033
		1,092,033
Industrial — 0.0%
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (c) (d) (e)	18,438	574,712
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (c) (d) (e)	29	27,694
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (c) (d) (e)	8	7,640
Celonis SE, Series D (Acquired 6/17/21, Cost $1,135,255) (c) (d) (e)	3,070	1,135,255
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (c) (d) (e)	6,038	910,893
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (c) (d) (e)	18,286	942,278
		3,023,760
		3,023,760
Utilities — 0.0%
Electric — 0.0%
The AES Corp. Convertible 6.875%	10,148	876,077

TOTAL PREFERRED STOCK (Cost $11,530,504)		12,536,959

TOTAL EQUITIES (Cost $2,048,195,778)		1,922,978,140

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Commercial Services — 0.0%
Redwood Materials, Inc., Promissory Note, (Acquired 6/17/22, Cost $50,373),
0.010% 9/24/23 (c) (d) (e)	$50,373	50,373

TOTAL CORPORATE DEBT (Cost $50,373)		50,373

TOTAL BONDS & NOTES (Cost $50,373)		50,373

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.4%

Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	7,167,077	$7,167,077

TOTAL MUTUAL FUNDS (Cost $7,167,077)		7,167,077

TOTAL LONG-TERM INVESTMENTS (Cost $2,055,413,228)		1,930,195,590

SHORT-TERM INVESTMENTS — 2.5%
Mutual Fund — 2.5%
T. Rowe Price Government Reserve Investment Fund	48,906,627	48,906,627

	Principal Amount
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (g)	$959,432	959,432

TOTAL SHORT-TERM INVESTMENTS (Cost $49,866,059)		49,866,059

TOTAL INVESTMENTS — 100.4% (Cost $2,105,279,287) (h)		1,980,061,649

Other Assets/(Liabilities) — (0.4)%		(7,457,193)

NET ASSETS — 100.0%		$1,972,604,456

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $7,215,777 or 0.37% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $259,716 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2022, these securities amounted to a value of $17,538,698 or 0.89% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $17,538,698 or 0.89% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $959,438. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $978,628.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.1%

CORPORATE DEBT — 0.1%
Trucking & Leasing — 0.1%
DAE Funding LLC
1.550% 8/01/24 (a)	$200,000	$187,499

TOTAL CORPORATE DEBT (Cost $198,854)		187,499

MUNICIPAL OBLIGATIONS — 0.4%
California State University, Revenue Bond,
0.563% 11/01/24	125,000	116,862
City & County of Denver Co. Airport System Revenue
Revenue Bond, 0.877% 11/15/23	20,000	19,399
Revenue Bond, 1.115% 11/15/24	30,000	28,465
City of Atlanta GA Water & Wastewater Revenue
Revenue Bond, 0.271% 11/01/22	15,000	14,902
Revenue Bond, 0.407% 11/01/23	15,000	14,473
Revenue Bond, 0.616% 11/01/24	15,000	14,073
Dallas Area Rapid Transit
Revenue Bond, 0.397% 12/01/22	15,000	14,880
Revenue Bond, 0.541% 12/01/23	10,000	9,632
Revenue Bond, 0.761% 12/01/24	10,000	9,386
New York Transportation Development Corp., Revenue Bond,
1.610% 12/01/22	15,000	14,925
State of Illinois, General Obligation,
2.840% 10/01/23	485,000	477,741
Tobacco Settlement Finance Authority
Revenue Bond, 1.193% 6/01/23	50,000	49,064
Revenue Bond, 1.497% 6/01/24	65,000	62,194

TOTAL MUNICIPAL OBLIGATIONS (Cost $870,000)		845,996

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.7%
Automobile Asset-Backed Securities — 0.5%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.060% 8/18/26	120,000	114,507
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970% 3/20/24 (a)	310,000	308,956
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.010% 1/15/26	195,000	192,232
Santander Retail Auto Lease Trust
Series 2022-A, Class B, 1.610% 1/20/26 (a)	180,000	172,193
Series 2019-C, Class C, 2.390% 11/20/23 (a)	230,000	229,740
Series 2019-B, Class C, 2.770% 8/21/23 (a)	29,819	29,814
		1,047,442

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 0.5%
BX Commercial Mortgage Trust, Series 2019-IMC, Class C, 1 mo. USD LIBOR + 1.600%
2.924% FRN 4/15/34 (a)	$210,000	$201,082
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	243,095
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	98,215
Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD LIBOR + 1.380%
2.705% FRN 7/15/38 (a)	258,410	250,642
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C
3.750% 12/10/36 (a)	295,000	284,166
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 1 mo. USD LIBOR + 1.589%
2.913% FRN 4/15/32 (a)	100,000	95,742
		1,172,942
Other Asset-Backed Securities — 1.0%
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	44,536	43,340
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730% 4/25/28 (a)	221,754	217,016
HPEFS Equipment Trust, Series 2021-2A, Class C
0.880% 9/20/28 (a)	360,000	343,346
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, 3 mo. USD LIBOR + 1.070%
2.114% FRN 7/15/33 (a)	475,000	462,391
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD LIBOR + 1.200%
2.384% FRN 1/25/32 (a)	250,000	244,858
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	66,737	66,102
OZLM VIII Ltd., Series 2014-8A, Class A1R3, 3 mo. USD LIBOR + .980%
2.024% FRN 10/17/29 (a)	752,281	740,778
Sierra Receivables Funding LLC, Series 2019-3A, Class A
2.340% 8/20/36 (a)	46,493	45,642
		2,163,473
Student Loans Asset-Backed Securities — 0.5%
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.970% 12/16/69 (a)	180,931	163,531
Series 2019-GA, Class A, 2.400% 10/15/68 (a)	125,460	121,774
Nelnet Student Loan Trust, Series 2021-CA, Class AFX
1.320% 4/20/62 (a)	565,147	525,380
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	110,339	107,857
Series 2017-B, Class A2A, 2.820% 10/15/35 (a)	204,785	199,353
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	69,369	68,105
		1,186,000
Whole Loan Collateral Collateralized Mortgage Obligations — 3.1%
Angel Oak Mortgage Trust, Series 2019-2, Class A1,
3.628% VRN 3/25/49 (a) (b)	7,113	7,099
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A5,
2.500% VRN 6/25/51 (a) (b)	367,206	331,661
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (a) (b)	587,600	512,302

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2021-RPL6, Class A1,
2.000% VRN 10/25/60 (a) (b)	$312,357	$290,609
Ellington Financial Mortgage Trust, Series 2019-2, Class A1,
2.739% VRN 11/25/59 (a) (b)	86,500	84,596
Flagstar Mortgage Trust, Series 2021-5INV, Class A5,
2.500% VRN 7/25/51 (a) (b)	384,444	348,673
FWD Securitization Trust, Series 2020-INV1, Class A3,
2.440% VRN 1/25/50 (a) (b)	66,815	63,777
Galton Funding Mortgage Trust, Series 2020-H1, Class A3,
2.617% VRN 1/25/60 (a) (b)	154,702	148,374
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A8,
2.500% VRN 11/25/51 (a) (b)	666,246	604,670
GS Mortgage-Backed Securities Trust 2022-GR1, Series 2022-GR1, Class A5,
2.500% VRN 6/25/52 (a) (b)	729,717	659,539
JP Morgan Mortgage Trust, Series 2019-INV2, Class A3,
3.500% VRN 2/25/50 (a) (b)	20,991	20,673
Metlife Securitization Trust, Series 2018-1A, Class A,
3.750% VRN 3/25/57 (a) (b)	94,150	91,804
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (a) (b)	55,050	52,823
Series 2019-NQM5, Class A3, 3.065% VRN 11/25/59 (a) (b)	47,430	45,556
NYMT Loan Trust, Series 2022-CP1, Class A1
2.042% 7/25/61 (a)	329,474	311,568
Oceanview Mortgage Trust, Series 2022-1, Class A5,
2.500% VRN 12/25/51 (a) (b)	346,734	312,955
Onslow Bay Financial LLC
Series 2022-NQM1, Class A1, 2.305% VRN 11/25/61 (a) (b)	277,705	243,247
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 2.374% FRN 2/25/60 (a)	22,009	21,768
Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + .900% 2.524% FRN 10/25/59 (a)	39,611	39,467
Series 2019-EXP1, Class 1A3, 4.000% VRN 1/25/59 (a) (b)	43,969	43,524
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (b)	81,741	81,037
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (b)	16,809	16,514
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (b)	45,701	45,240
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	8,983	8,849
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (b)	4,777	4,765
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (b)	3,869	3,843
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.160% VRN 7/25/61 (a) (b)	424,285	370,072
Series 2019-3, Class A3, 3.082% VRN 9/25/59 (a) (b)	53,339	52,654
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127% VRN 6/25/56 (a) (b)	391,950	349,056
Series 2020-1, Class A3, 2.562% VRN 2/25/50 (a) (b)	120,236	116,959
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (a) (b)	4,059	3,979
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (b)	80,104	78,191
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (b)	93,205	91,297
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (b)	62,616	61,625
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (b)	50,199	49,270
Verus Securitization Trust
Series 2021-3, Class A1, 1.046% VRN 6/25/66 (a) (b)	369,397	327,959
Series 2021-8, Class A2, 2.286% VRN 11/25/66 (a) (b)	152,751	137,068
Series 2020-1, Class A1, 2.417% STEP 1/25/60 (a)	63,006	61,298
Series 2020-1, Class A3, 2.724% STEP 1/25/60 (a)	147,062	142,016
Series 2019-4, Class A3, 3.000% STEP 11/25/59 (a)	216,509	211,492
Series 2019-INV3, Class A3, 3.100% VRN 11/25/59 (a) (b)	270,229	262,121

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3,
2.500% VRN 12/25/50 (a) (b)	$301,081	$273,254
		6,983,244
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Galton Funding Mortgage Trust
Series 2018-1, Class A33, 3.500% VRN 11/25/57 (a) (b)	61,323	60,092
Series 2018-2, Class A31, 4.500% VRN 10/25/58 (a) (b)	24,562	24,408
Onslow Bay Financial LLC
Series 2019-EXP3, Class 2A2, 1 mo. USD LIBOR + 1.100% 2.724% FRN 10/25/59 (a)	22,243	22,189
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (b)	32,805	31,561
Series 2020-EXP1, Class 1A9, 3.500% VRN 2/25/60 (a) (b)	67,713	65,013
		203,263

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,621,219)		12,756,364

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 1.4%
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	57,976	56,856
Whole Loans — 1.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, SOFR + .700% 1.626% FRN 12/25/33 (a)	287,332	284,606
Series 2022-DNA1, Class M1A, SOFR + 1.000% 1.926% FRN 1/25/42 (a)	645,000	622,302
Series 2022-DNA2, Class M1A, SOFR + 1.300% 2.226% FRN 2/25/42 (a)	568,253	555,315
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, SOFR + 1.000% 1.926% FRN 12/25/41 (a)	375,138	367,472
Series 2022-R02, Class 2M1, SOFR + 1.200% 2.126% FRN 1/25/42 (a)	495,562	484,114
Series 2018-C03, Class 1EB2, 1 mo. USD LIBOR + .850% 2.474% FRN 10/25/30	351,519	349,784
Series 2018-C03, Class 1ED2, 1 mo. USD LIBOR + .850% 2.474% FRN 10/25/30	19,827	19,640
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 2.724% FRN 11/25/29	283,930	278,309
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 2.824% FRN 1/25/30	16,437	16,402
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 2.974% FRN 9/25/29	20,128	20,035
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 4.274% FRN 2/25/30	187,027	188,093
		3,186,072

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,313,491)		3,242,928

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 89.5%
U.S. Treasury Bonds & Notes — 89.5%
U.S. Treasury Inflation Index
0.125% 7/15/24	$10,692,594	$10,806,620
0.125% 10/15/24	16,378,191	16,499,428
0.125% 4/15/25	28,384,174	28,431,296
0.125% 10/15/25	21,092,855	21,107,273
0.125% 4/15/26	8,682,549	8,614,490
0.125% 7/15/26	1,586,000	1,575,633
0.125% 10/15/26	9,724,870	9,652,187
0.125% 4/15/27	7,434,545	7,327,599
0.250% 1/15/25	13,038,021	13,131,732
0.375% 7/15/25	6,082,311	6,150,262
0.500% 4/15/24	28,628,661	29,046,349
0.625% 4/15/23	10,938,874	11,127,313
0.625% 1/15/24 (d)	22,116,901	22,490,988
0.625% 1/15/26	13,938,772	14,115,593
		200,076,763

TOTAL U.S. TREASURY OBLIGATIONS (Cost $206,516,467)		200,076,763

TOTAL BONDS & NOTES (Cost $224,520,031)		217,109,550

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $62,918)		2,612

TOTAL LONG-TERM INVESTMENTS (Cost $224,582,949)		217,112,162

	Number of Shares
SHORT-TERM INVESTMENTS — 2.5%
Mutual Fund — 2.0%
T. Rowe Price Government Reserve Investment Fund	4,469,143	4,469,143

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (e)	$1,030,621	1,030,621

TOTAL SHORT-TERM INVESTMENTS (Cost $5,499,764)		5,499,764

TOTAL INVESTMENTS — 99.6% (Cost $230,082,713) (f)		222,611,926

Other Assets/(Liabilities) — 0.4%		925,680

NET ASSETS — 100.0%		$223,537,606

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $14,609,623 or 6.54% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $1,030,628. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,051,249.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
U.S. Treasury Note 10 Year Future	7/22/22	110.00	237	USD	237,000	$237	$52,171	$(51,934)
U.S. Treasury Note 10 Year Future	7/22/22	114.25	38	USD	38,000	2,375	10,747	(8,372)
						$2,612	$62,918	$(60,306)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/22/22	CAD	1,520,000	USD	$1,193,149	$(12,284)
Bank of America N.A.	7/22/22	JPY	94,660,000	USD	738,182	(39,820)
Bank of America N.A.	7/22/22	USD	591,168	JPY	76,590,000	26,119
Bank of America N.A.	7/27/22	JPY	73,615,000	USD	551,380	(8,113)
Bank of America N.A.	8/19/22	SEK	28,785,000	USD	2,959,011	(140,341)
Bank of America N.A.	8/19/22	USD	1,498,307	EUR	1,416,826	8,961
Bank of America N.A.	8/19/22	USD	2,617,245	SEK	25,880,000	83,037
Barclays Bank PLC	7/22/22	AUD	810,000	USD	599,162	(40,000)
Barclays Bank PLC	7/22/22	USD	589,935	AUD	845,000	6,612
Barclays Bank PLC	8/19/22	USD	553,667	GBP	450,000	5,432
BNP Paribas SA	7/22/22	JPY	57,320,000	USD	451,188	(28,305)
Citibank N.A.	7/22/22	JPY	38,215,000	USD	295,528	(13,594)
Citibank N.A.	7/22/22	AUD	2,921,277	USD	2,084,196	(67,572)
Citibank N.A.	7/22/22	NZD	870,000	USD	589,662	(46,365)
Citibank N.A.	7/22/22	USD	578,480	NZD	870,000	35,183
Citibank N.A.	7/22/22	USD	1,187,054	JPY	152,945,000	58,689
Citibank N.A.	7/22/22	USD	572,645	AUD	825,000	3,129
Citibank N.A.	7/27/22	USD	545,099	JPY	73,615,000	1,832
Citibank N.A.	8/19/22	USD	2,352,861	GBP	1,882,995	58,810
Citibank N.A.	9/23/22	USD	542,288	SEK	5,485,000	4,299
Goldman Sachs International	7/22/22	USD	292,734	JPY	38,215,000	10,800
Goldman Sachs International	7/22/22	USD	2,049,872	CAD	2,652,382	(10,725)
Goldman Sachs International	8/19/22	EUR	1,379,244	USD	1,486,666	(36,825)
Goldman Sachs International	8/19/22	USD	286,970	SEK	2,905,000	2,508
HSBC Bank USA	7/22/22	USD	439,252	JPY	57,320,000	16,369
HSBC Bank USA	7/22/22	USD	285,076	AUD	415,000	(1,408)
HSBC Bank USA	8/19/22	GBP	1,162,995	USD	1,464,118	(47,242)
HSBC Bank USA	8/19/22	USD	200,368	EUR	192,418	(1,899)
JP Morgan Chase Bank	7/22/22	USD	556,417	AUD	810,000	(2,745)
JP Morgan Chase Bank	8/19/22	GBP	1,170,000	USD	1,464,778	(39,368)
JP Morgan Chase Bank	8/19/22	USD	869,902	EUR	825,000	2,674
Morgan Stanley & Co. LLC	7/22/22	JPY	76,300,000	USD	596,853	(33,943)
Morgan Stanley & Co. LLC	7/22/22	CAD	1,879,702	USD	1,463,074	(2,762)
Morgan Stanley & Co. LLC	7/22/22	USD	589,278	AUD	810,000	30,116
Morgan Stanley & Co. LLC	7/22/22	USD	579,829	CAD	747,319	(752)
Morgan Stanley & Co. LLC	9/23/22	SEK	5,485,000	USD	540,582	(2,593)
UBS AG	7/22/22	JPY	153,235,000	USD	1,190,476	(59,972)
UBS AG	7/22/22	USD	593,675	AUD	836,277	16,374
UBS AG	7/22/22	USD	733,696	JPY	94,660,000	35,334
UBS AG	8/19/22	EUR	1,275,000	USD	1,347,011	(6,750)
UBS AG	8/19/22	USD	1,364,177	EUR	1,275,000	23,915
						$(213,185)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/21/22	45	$5,607,956	$123,919
U.S. Treasury Note 5 Year	9/30/22	228	25,426,859	166,141
				$290,060
Short
U.S. Treasury Note 10 Year	9/21/22	187	$(22,290,719)	$125,375
U.S. Treasury Note 2 Year	9/30/22	72	(15,135,552)	14,428
				$139,803

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.14%	Maturity	U.S. Consumer Price Index	Maturity	8/03/23	USD	4,650,000	$273,868	$—	$273,868
Fixed 2.96%	Maturity	U.S. Consumer Price Index	Maturity	8/02/24	USD	1,376,000	81,877	—	81,877
Fixed 2.95%	Maturity	U.S. Consumer Price Index	Maturity	8/03/24	USD	3,133,000	186,294	—	186,294
							$542,039	$—	$542,039

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	2/21/23	USD	3,638,000	$395,772	$—	$395,772
Fixed 1.66%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	7/08/22	USD	1,250,000	103,869	—	103,869
Fixed 1.74%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	12/16/22	USD	2,800,000	293,962	—	293,962
Fixed 1.42%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/07/22	USD	3,420,000	383,165	—	383,165
Fixed 1.43%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/08/22	USD	1,710,000	191,052	—	191,052
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/08/22	USD	1,710,000	190,999	—	190,999
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/18/23	USD	1,311,000	142,478	—	142,478
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/18/23	USD	1,789,000	194,235	—	194,235
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/20/23	USD	2,867,000	312,441	—	312,441
Fixed 1.49%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/26/23	USD	2,061,000	231,734	—	231,734
Fixed 1.61%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	2/21/23	USD	2,993,000	325,148	—	325,148
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	HSBC Bank USA*	2/25/23	USD	2,241,000	246,514	—	246,514
Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG*	6/05/23	USD	1,700,000	144,092	—	144,092
								$3,155,461	$—	$3,155,461

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

	Number of Shares	Value
EQUITIES — 92.2%

COMMON STOCK — 91.0%
Australia — 8.8%
ALS Ltd.	171,725	$1,266,926
BHP Group Ltd.	69,352	1,939,345
BHP Group Ltd.	279,154	8,040,375
Goodman Group	60,374	742,699
IGO Ltd.	129,625	900,042
Northern Star Resources Ltd.	293,342	1,352,767
OZ Minerals Ltd.	58,268	713,512
Perseus Mining Ltd.	1,105,801	1,186,030
Rio Tinto Ltd.	18,567	1,330,088
Scentre Group	333,435	595,430
South32 Ltd.	157,988	436,127
Tietto Minerals Ltd. (a)	1,875,595	407,722
		18,911,063
Austria — 0.1%
Mayr Melnhof Karton AG	1,524	258,983
Belgium — 0.2%
Warehouses De Pauw CVA	14,222	447,485
Bermuda — 0.4%
Hongkong Land Holdings Ltd.	179,700	903,630
Brazil — 0.5%
Vale SA	66,541	973,427
Canada — 7.5%
Canadian Apartment Properties	9,555	332,703
Canadian National Railway Co.	5,577	627,326
Canadian Natural Resources Ltd. (b)	11,123	597,714
Canadian Pacific Railway Ltd.	8,025	560,466
Enbridge, Inc.	6,356	268,605
Enerflex Ltd. (b)	44,096	207,942
ERO Copper Corp. (a)	18,829	159,005
Franco-Nevada Corp.	11,635	1,530,483
K92 Mining, Inc. (a) (c)	343,926	2,076,060
Karora Resources, Inc. (a)	291,722	752,422
Nutrien Ltd.	24,254	1,932,801
Rhyolite Resources Ltd. (a)	214,075	54,883
Summit Industrial Income REIT	71,244	947,005
TC Energy Corp.	11,179	579,184
Toromont Industries Ltd.	15,671	1,267,121
Victoria Gold Corp. (a)	103,684	804,695
Wesdome Gold Mines Ltd. (a)	304,356	2,636,396
West Fraser Timber Co. Ltd. (b)	2,903	222,754

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wheaton Precious Metals Corp.	15,191	$547,357
		16,104,922
Cayman Islands — 0.2%
China Resources Mixc Lifestyle Services Ltd. (d)	34,200	171,783
Huazhu Group Ltd.	80,500	312,458
		484,241
Chile — 0.6%
Sociedad Quimica y Minera de Chile SA Sponsored ADR	15,755	1,316,015
Denmark — 0.3%
Bakkafrost P/F	7,134	457,532
ROCKWOOL International A/S Class B	1,203	271,981
		729,513
Finland — 1.1%
Kojamo OYJ	30,673	529,298
Metso Outotec OYJ	169,198	1,270,042
UPM-Kymmene OYJ	19,936	609,819
		2,409,159
France — 2.3%
Air Liquide SA	4,044	546,594
Gecina SA	2,033	191,251
Legrand SA	4,183	311,318
Schneider Electric SE	3,720	440,702
TotalEnergies SE	57,418	3,026,616
Verallia SA (d)	17,005	406,340
		4,922,821
Germany — 0.1%
Vonovia SE	6,079	187,339
Hong Kong — 0.3%
Sun Hung Kai Properties Ltd.	56,500	668,542
Ireland — 0.8%
Linde PLC	5,659	1,627,132
Italy — 0.2%
Enel SpA	66,459	365,285
Japan — 2.4%
Daiwa Office Investment Corp.	87	446,243
Industrial & Infrastructure Fund Investment Corp.	430	568,991
Katitas Co. Ltd.	11,700	252,240
Kyoritsu Maintenance Co. Ltd. (b)	13,100	488,925
Mitsui Fudosan Co. Ltd.	61,600	1,325,571
Mitsui Fudosan Logistics Park, Inc.	108	408,426
Nippon Steel Corp.	66,800	932,362
Shin-Etsu Chemical Co. Ltd.	2,100	237,068
Tokyo Tatemono Co. Ltd.	30,900	425,917
		5,085,743

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kazakhstan — 0.3%
NAC Kazatomprom JSC	25,174	$653,083
Luxembourg — 0.1%
Shurgard Self Storage SA (b)	5,943	276,969
Mexico — 0.6%
Grupo Mexico SAB de CV Series B	314,809	1,312,024
Netherlands — 0.4%
Akzo Nobel NV	9,166	605,586
Koninklijke DSM NV	1,482	214,086
		819,672
Norway — 1.5%
Aker BP ASA	14,175	489,830
Equinor ASA	60,927	2,119,372
Norsk Hydro ASA	60,565	341,421
TGS ASA	17,174	242,623
		3,193,246
Portugal — 0.4%
Galp Energia SGPS SA	67,575	792,117
Russia — 0.0%
Alrosa PJSC (e) (f)	688,100	—
MMC Norilsk Nickel PJSC (e) (f)	2,654	—
Polyus PJSC (e) (f)	2,282	—
		—
Singapore — 0.6%
CapitaLand Mall Trust	304,600	476,142
Digital Core REIT Management Pte Ltd. (a) (b)	685,900	528,715
Lendlease Global Commercial REIT	490,800	281,002
		1,285,859
South Africa — 0.2%
Impala Platinum Holdings Ltd.	11,401	127,036
Sibanye Stillwater Ltd.	157,753	392,036
		519,072
Spain — 0.3%
Cellnex Telecom SA (d)	10,520	409,821
Iberdrola SA	20,448	212,185
		622,006
Sweden — 3.6%
Alfa Laval AB	14,096	340,171
Boliden AB	85,272	2,712,303
Epiroc AB Class A	72,438	1,119,700
Epiroc AB Class B	31,813	430,265
Fabege AB	55,366	523,135
Lundin Energy MergerCo AB (b) (e) (f)	17,985	733,598
Sandvik AB	96,002	1,558,513

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Svenska Cellulosa AB Class B	27,490	$411,003
		7,828,688
Switzerland — 0.2%
Sika AG Registered	1,420	327,587
United Kingdom — 4.3%
Anglo American PLC	33,255	1,187,367
Big Yellow Group PLC	14,496	231,688
Central Asia Metals PLC	183,466	494,888
Derwent London PLC	16,809	534,860
Great Portland Estates PLC	67,804	473,147
InterContinental Hotels Group PLC	10,660	565,160
Mondi PLC	19,943	353,777
Persimmon PLC	11,240	255,147
Rio Tinto PLC	36,067	2,156,629
Shell PLC	28,271	737,746
TechnipFMC PLC (a)	44,367	298,590
The UNITE Group PLC	23,949	310,411
The Weir Group PLC	92,953	1,542,427
		9,141,837
United States — 52.7%
Acadia Realty Trust	66,770	1,042,947
AGCO Corp.	2,941	290,277
Air Products & Chemicals, Inc.	3,904	938,834
Alamo Group, Inc.	1,607	187,103
Alaska Air Group, Inc. (a)	7,499	300,335
Albemarle Corp.	1,734	362,371
Alexandria Real Estate Equities, Inc.	15,410	2,234,912
Allegiant Travel Co. (a)	3,110	351,710
Ameren Corp.	3,432	310,116
American Homes 4 Rent Class A	51,158	1,813,040
American Tower Corp.	12,719	3,250,849
Apartment Income REIT Corp.	11,929	496,246
Apple Hospitality REIT, Inc.	97,611	1,431,953
AvalonBay Communities, Inc.	14,161	2,750,774
Avery Dennison Corp.	2,167	350,772
Baker Hughes Co.	20,452	590,449
Ball Corp.	9,636	662,668
Cactus, Inc. Class A	11,505	463,306
Camden Property Trust	19,564	2,630,967
Caterpillar, Inc.	12,449	2,225,383
CF Industries Holdings, Inc.	5,913	506,922
ChampionX Corp.	18,500	367,225
Chart Industries, Inc. (a)	1,179	197,341
Chevron Corp.	15,328	2,219,188
CMS Energy Corp.	4,340	292,950
ConocoPhillips	34,595	3,106,977
Crown Castle International Corp.	10,007	1,684,979
CSX Corp.	18,112	526,335
CubeSmart	59,726	2,551,495
Darling Ingredients, Inc. (a)	9,992	597,522
Deere & Co.	3,082	922,967
Delta Air Lines, Inc. (a)	14,526	420,818
Devon Energy Corp.	27,858	1,535,254
Dominion Energy, Inc.	4,582	365,689

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Douglas Emmett, Inc.	42,298	$946,629
EastGroup Properties, Inc.	7,155	1,104,231
Element Solutions, Inc.	22,581	401,942
Entegris, Inc.	2,488	229,220
EOG Resources, Inc.	19,253	2,126,301
Equinix, Inc.	6,694	4,398,092
Equitrans Midstream Corp.	47,093	299,512
Equity LifeStyle Properties, Inc.	49,007	3,453,523
Equity Residential	38,172	2,756,782
Essex Property Trust, Inc.	9,180	2,400,662
Extra Space Storage, Inc.	2,068	351,808
Federal Realty OP LP	4,091	391,672
FMC Corp.	6,537	699,524
Frontier Group Holdings, Inc. (a) (b)	50,948	477,383
Halliburton Co.	14,206	445,500
Healthcare Trust of America, Inc. Class A	24,199	675,394
Hess Corp.	10,862	1,150,720
Hilton Worldwide Holdings, Inc.	6,183	689,034
Host Hotels & Resorts, Inc.	39,809	624,205
The Howard Hughes Corp. (a)	5,048	343,516
Hubbell, Inc.	3,184	568,599
International Flavors & Fragrances, Inc.	3,054	363,793
International Paper Co.	16,333	683,209
JetBlue Airways Corp. (a)	24,569	205,643
Kilroy Realty Corp.	18,397	962,715
Kimco Realty Corp.	39,718	785,225
Liberty Energy, Inc. (a)	17,855	227,830
Magnolia Oil & Gas Corp. Class A	29,573	620,737
Marriott International, Inc. Class A	3,697	502,829
Martin Marietta Materials, Inc.	2,390	715,184
NextEra Energy, Inc.	7,138	552,910
Norfolk Southern Corp.	4,108	933,707
Nucor Corp.	16,270	1,698,751
Packaging Corp. of America	8,295	1,140,563
Pebblebrook Hotel Trust	56,736	940,116
Pioneer Natural Resources Co.	7,827	1,746,047
Prologis, Inc.	42,223	4,967,536
PS Business Parks, Inc.	5,036	942,487
Public Storage	13,822	4,321,725
Quanta Services, Inc.	3,793	475,415
Rayonier, Inc.	22,239	831,294
Regency Centers Corp.	29,657	1,758,957
Reliance Steel & Aluminum Co.	16,097	2,734,236
Rexford Industrial Realty, Inc.	35,253	2,030,220
Royal Gold, Inc.	2,821	301,226
RPM International, Inc.	11,642	916,458
SBA Communications Corp.	7,007	2,242,590
Sempra Energy	4,180	628,129
The Sherwin-Williams Co.	5,979	1,338,758
Shoals Technologies Group, Inc. Class A (a)	28,263	465,774
Simon Property Group, Inc.	18,867	1,790,856
SL Green Realty Corp. (b)	12,339	569,445
Southern Copper Corp.	17,640	878,648
Southwest Airlines Co. (a)	12,810	462,697
Steel Dynamics, Inc.	24,619	1,628,547
Sun Country Airlines Holdings, Inc. (a)	29,121	534,079
Terreno Realty Corp.	28,714	1,600,231
Union Pacific Corp.	4,833	1,030,782

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Airlines Holdings, Inc. (a)	12,503	$442,856
Ventas, Inc.	7,466	383,976
Vulcan Materials Co.	6,765	961,307
Welltower, Inc.	42,738	3,519,474
WestRock Co.	8,442	336,329
Xcel Energy, Inc.	4,699	332,502
		113,020,716

TOTAL COMMON STOCK (Cost $209,349,311)		195,188,176

PREFERRED STOCK — 1.2%
United States — 1.2%
Jetti Holdings, Inc., Series C, (Acquired 5/24/21-6/30/21, Cost $130,426) (a) (e) (f) (g)	2,253	214,733
KoBold Metals, Inc., Series B-1, (Acquired 10/01/22, Cost $670,800) (a) (e) (f) (g)	24,472	670,800
Lilac Solutions, Inc., Series B, (Acquired 9/08/21,Cost $329,342) (a) (e) (f) (g)	25,087	329,342
NextEra Energy, Inc. Convertible 5.279%	15,713	780,150
The Southern Co. Convertible 6.750%	13,051	691,442
		2,686,467

TOTAL PREFERRED STOCK (Cost $2,518,951)		2,686,467

TOTAL EQUITIES (Cost $211,868,262)		197,874,643

MUTUAL FUNDS — 5.5%
United States — 5.5%
Industrial Select Sector SPDR Fund (b)	23,740	2,073,451
iShares MSCI Global Metals & Mining Producers ETF	34,821	1,240,324
SPDR S&P Homebuilders ETF (b)	28,756	1,573,241
SPDR S&P Oil & Gas Exploration & Production ETF (b)	6,166	736,714
State Street Navigator Securities Lending Government Money Market Portfolio (h)	4,783,393	4,783,393
VanEck Gold Miners ETF	31,418	860,225
VanEck Oil Services ETF (b)	2,574	598,712
		11,866,060

TOTAL MUTUAL FUNDS (Cost $12,974,818)		11,866,060

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $351,132)		18,217

TOTAL LONG-TERM INVESTMENTS (Cost $225,194,212)		209,758,920

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 4.6%

Mutual Fund — 3.5%
T. Rowe Price Government Reserve Investment Fund	7,421,050	$7,421,050

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (i)	$1,036,426	1,036,426
U.S. Treasury Bill — 0.6%
U.S. Treasury Bill
1.350% 9/08/22 (j) (k)	250,000	249,259
1.373% 9/08/22 (j) (k)	1,035,000	1,031,932
		1,281,191

TOTAL SHORT-TERM INVESTMENTS (Cost $9,739,162)		9,738,667

TOTAL INVESTMENTS — 102.3% (Cost $234,933,374) (l)		219,497,587

Other Assets/(Liabilities) — (2.3)%		(4,933,185)

NET ASSETS — 100.0%		$214,564,402

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $6,658,012 or 3.10% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,130,631 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $987,944 or 0.46% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $1,948,473 or 0.91% of net assets.
(g)	Restricted security. Certain securities are restricted as to resale. At June 30, 2022, these securities amounted to a value of $1,214,875 or 0.57% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,036,433. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,057,242.
(j)	The rate shown represents yield-to-maturity.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	Goldman Sachs International	8/19/22	4,390.00	22	USD	9,658,000	$6,771	$139,912	$(133,141)
Nasdaq 100 Index	Morgan Stanley & Co. LLC	8/19/22	13,800.00	7	USD	9,660,000	11,400	186,670	(175,270)
iShares U.S. Home Construction ETF	Wells Fargo Bank N.A.	7/15/22	66.00	274	USD	1,808,400	46	24,550	(24,504)
							$18,217	$351,132	$(332,915)

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	7/15/22	CAD	2,443,500	USD	1,923,557	$(25,192)
BNP Paribas SA	7/15/22	USD	2,552,749	SEK	24,911,700	116,759
Deutsche Bank AG	7/15/22	NOK	23,929,300	USD	2,554,223	(124,421)
Deutsche Bank AG	7/15/22	NOK	23,929,300	EUR	2,376,225	(61,949)
Goldman Sachs International	7/05/22	USD	1,002,577	BRL	5,251,500	(872)
Goldman Sachs International	7/05/22	BRL	5,251,500	USD	1,075,951	(72,502)
HSBC Bank USA	7/05/22	USD	1,215,693	BRL	6,367,800	(1,057)
HSBC Bank USA	7/05/22	BRL	6,367,800	USD	1,314,778	(98,028)
HSBC Bank USA	7/29/22	USD	2,393,894	INR	187,980,500	17,881
Morgan Stanley & Co. LLC	7/05/22	BRL	11,619,300	USD	2,218,270	1,929
Morgan Stanley & Co. LLC	7/05/22	USD	2,233,149	BRL	11,619,300	12,949
Morgan Stanley & Co. LLC	8/02/22	BRL	12,539,000	USD	2,391,045	(15,641)
UBS AG	7/15/22	ZAR	47,122,000	USD	3,085,859	(192,314)
						$(442,458)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	7/28/22	6	$838,435	$(7,115)
S&P TSX 60 Index	9/15/22	6	1,100,840	(35,737)
Xae Energy	9/16/22	122	11,382,395	(2,272,655)
				$(2,315,507)
Short
Nasdaq 100 E Mini Index	9/16/22	17	$(4,088,860)	$168,830
S&P 500 E Mini Index	9/16/22	16	(3,055,704)	24,104
				$192,934

Currency Legend

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
INR	Indian Rupee
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 92.7%
Basic Materials — 3.3%
Chemicals — 0.9%
AgroFresh Solutions, Inc. (a)	66,606	$119,225
Element Solutions, Inc.	103,163	1,836,302
Hawkins, Inc.	8,539	307,660
Minerals Technologies, Inc.	9,051	555,188
Orion Engineered Carbons SA	31,942	496,059
PPG Industries, Inc.	5,230	597,998
Quaker Chemical Corp.	8,457	1,264,491
RPM International, Inc.	16,400	1,291,008
		6,467,931
Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	15,088	507,409
West Fraser Timber Co. Ltd. (b)	5,832	447,504
		954,913
Iron & Steel — 0.2%
Carpenter Technology Corp.	17,278	482,229
Reliance Steel & Aluminum Co.	3,539	601,134
		1,083,363
Mining — 2.1%
AngloGold Ashanti Ltd. Sponsored ADR	99,121	1,466,000
Cameco Corp.	130,366	2,740,293
Cia de Minas Buenaventura SA Sponsored ADR	125,472	828,115
Constellium SE (a)	100,754	1,330,960
ERO Copper Corp. (a)	13,723	115,886
Franco-Nevada Corp.	31,906	4,196,958
Freeport-McMoRan, Inc.	25,825	755,640
Fresnillo PLC	217,635	2,031,199
Gold Fields Ltd. Sponsored ADR (b)	87,788	800,627
		14,265,678
		22,771,885
Communications — 3.9%
Advertising — 0.3%
Advantage Solutions, Inc. (a)	56,866	216,091
Boston Omaha Corp. Class A (a)	20,058	414,197

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Trade Desk, Inc. Class A (a)	34,000	$1,424,260
		2,054,548
Internet — 1.1%
Bumble, Inc. Class A (a)	14,266	401,588
Deliveroo PLC Class A (a) (b) (c)	97,934	107,789
DoorDash, Inc., Class A (a)	7,400	474,858
Farfetch Ltd. Class A (a)	76,573	548,263
Figs, Inc. Class A (a)	28,884	263,133
Match Group, Inc. (a)	9,900	689,931
Nextdoor Holdings, Inc. (a)	8,013	26,523
Okta, Inc. (a)	30,825	2,786,580
Open Lending Corp. Class A (a)	57,600	589,248
Opendoor Technologies, Inc. (a) (b)	44,126	207,833
Poshmark, Inc. Class A (a)	10,644	107,611
Rover Group, Inc., Earnout Shares 16.00 (Acquired 8/02/21, Cost $0) (a) (d) (e) (f)	15,883	373
Spotify Technology SA (a)	8,900	835,087
Upwork, Inc. (a)	22,164	458,351
Vimeo, Inc. (a)	47,482	285,842
		7,783,010
Media — 2.0%
Cable One, Inc.	2,023	2,608,294
DISH Network Corp. Class A (a)	44,484	797,598
Fox Corp. Class A	35,542	1,143,031
Fox Corp. Class B	1,311	38,937
Liberty Media Corp-Liberty Formula One Class C (a)	28,500	1,808,895
News Corp. Class A	237,060	3,693,395
Paramount Global Class B	79,776	1,968,872
Saga Communications, Inc. Class A	5,561	138,191
Scholastic Corp.	46,457	1,671,058
		13,868,271
Telecommunications — 0.5%
Arista Networks, Inc. (a)	3,051	286,001
Corning, Inc.	37,828	1,191,960
Digitalbridge Group, Inc. (a)	133,808	652,983
Harmonic, Inc. (a)	125,003	1,083,776
Infinera Corp. (a)	6,488	34,776
		3,249,496
		26,955,325
Consumer, Cyclical — 8.5%
Airlines — 0.4%
Allegiant Travel Co. (a)	6,267	708,735
Southwest Airlines Co. (a)	52,400	1,892,688
Sun Country Airlines Holdings, Inc. (a)	14,791	271,267
		2,872,690
Apparel — 0.7%
Deckers Outdoor Corp. (a)	2,300	587,305
On Holding AG, Class A (a)	29,893	528,807

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ralph Lauren Corp.	26,446	$2,370,884
Skechers U.S.A., Inc. Class A (a)	16,911	601,693
Steven Madden Ltd.	14,746	474,969
		4,563,658
Auto Manufacturers — 0.7%
Blue Bird Corp. (a)	13,328	122,751
General Motors Co. (a)	12,622	400,875
PACCAR, Inc.	33,495	2,757,978
Rivian Automotive, Inc. Class A (a)	63,888	1,644,477
		4,926,081
Auto Parts & Equipment — 0.2%
Dorman Products, Inc. (a)	5,990	657,163
Gentherm, Inc. (a)	6,091	380,139
Visteon Corp. (a)	3,696	382,832
		1,420,134
Distribution & Wholesale — 0.4%
Pool Corp.	353	123,984
SiteOne Landscape Supply, Inc. (a)	18,693	2,222,037
ThredUp, Inc. (a)	25,521	63,802
Univar Solutions, Inc. (a)	23,856	593,299
		3,003,122
Entertainment — 0.6%
Cinemark Holdings, Inc. (a)	16,212	243,504
DraftKings, Inc. Class A (a)	27,300	318,591
Genius Sports Ltd. (a)	15,822	35,600
Madison Square Garden Entertainment Corp. (a)	12,102	636,807
Madison Square Garden Sports Corp. (a)	3,933	593,883
Marriott Vacations Worldwide Corp.	6,632	770,639
Red Rock Resorts, Inc. Class A	4,601	153,489
Vail Resorts, Inc.	7,000	1,526,350
		4,278,863
Food Services — 0.2%
Compass Group PLC	67,998	1,392,113
Home Builders — 0.4%
Cavco Industries, Inc. (a)	5,042	988,182
Horizon Global Corp. (a)	39,691	64,696
LCI Industries	3,540	396,055
Meritage Home Corp. (a)	9,488	687,880
Skyline Champion Corp. (a)	12,506	593,035
		2,729,848
Housewares — 0.1%
The Scotts Miracle-Gro Co.	12,775	1,009,097
Leisure Time — 0.0%
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (d) (e) (f)	14,321	137,250

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	21,000	$2,340,240
MGM Resorts International	54,100	1,566,195
		3,906,435
Retail — 4.2%
Bath & Body Works, Inc.	20,200	543,784
Beacon Roofing Supply, Inc. (a)	19,588	1,006,040
Best Buy Co., Inc.	13,670	891,147
BJ’s Restaurants, Inc. (a)	25,539	553,685
Burlington Stores, Inc. (a)	30,605	4,169,319
Casey’s General Stores, Inc.	10,200	1,886,796
Chipotle Mexican Grill, Inc. (a)	1,520	1,987,035
Chuy’s Holdings, Inc. (a)	13,687	272,645
Denny’s Corp. (a)	1,684	14,617
Dollar General Corp.	12,500	3,068,000
Dollar Tree, Inc. (a)	8,100	1,262,385
Domino’s Pizza, Inc.	3,550	1,383,470
Dutch Bros, Inc., Class A (a) (b)	5,563	176,069
Fiesta Restaurant Group, Inc. (a)	29,583	211,223
Five Below, Inc. (a)	7,288	826,678
Floor & Decor Holdings, Inc. Class A (a)	8,636	543,723
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $27,511) (a) (d) (e) (f)	10,553	3,170
Hibbett, Inc.	3,267	142,801
LL Flooring Holdings, Inc. (a)	26,112	244,669
Lululemon Athletica, Inc. (a)	1,300	354,393
O’Reilly Automotive, Inc. (a)	2,300	1,453,048
Olaplex Holdings, Inc. (a) (b)	16,857	237,515
Ollie’s Bargain Outlet Holdings, Inc. (a)	23,332	1,370,755
Papa John’s International, Inc.	22,360	1,867,507
Petco Health & Wellness Co., Inc. (a)	19,082	281,269
Red Robin Gourmet Burgers, Inc. (a)	8,196	65,814
RH (a)	1,000	212,260
Ross Stores, Inc.	8,700	611,001
Rush Enterprises, Inc. Class A	12,375	596,475
Ruth’s Hospitality Group, Inc.	14,708	239,152
Sweetgreen, Inc. Class A (a)	39,208	456,773
Warby Parker, Inc. Class A (a)	66,972	754,105
Wingstop, Inc.	9,435	705,455
Winmark Corp.	2,736	535,080
		28,927,858
Textiles — 0.0%
Bombas LLC. (Acquired 2/12/21, Cost $183,470) (a) (d) (e) (f)	41,514	203,419
		59,370,568
Consumer, Non-cyclical — 26.2%
Agriculture — 0.4%
Bunge Ltd.	31,826	2,886,300
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (d) (e) (f)	58,048	38,312
		2,924,612

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 0.9%
The Boston Beer Co., Inc. Class A (a)	6,157	$1,865,386
Carlsberg A/S Class B	13,881	1,770,670
Coca-Cola Consolidated, Inc.	1,985	1,119,342
Monster Beverage Corp. (a)	13,217	1,225,216
		5,980,614
Biotechnology — 4.2%
Abcam PLC (a)	40,352	581,887
Abcam PLC Sponsored ADR (a) (b)	10,457	151,208
ACADIA Pharmaceuticals, Inc. (a)	5,227	73,648
ADC Therapeutics SA (a) (b)	1,797	14,286
Akero Therapeutics, Inc. (a)	1,507	14,241
Allogene Therapeutics, Inc. (a) (b)	9,777	111,458
Alnylam Pharmaceuticals, Inc. (a)	15,730	2,294,220
Apellis Pharmaceuticals, Inc. (a)	33,537	1,516,543
Arcutis Biotherapeutics, Inc. (a)	1,555	33,137
Argenx SE ADR (a)	12,526	4,745,851
Avidity Biosciences, Inc. (a) (b)	30,122	437,673
BeiGene Ltd. ADR (a)	759	122,844
Bicycle Therapeutics PLC (a) (b)	831	13,944
Blueprint Medicines Corp. (a)	19,343	977,015
C4 Therapeutics, Inc. (a)	14,414	108,682
Cerevel Therapeutics Holdings, Inc. (a)	19,862	525,151
Certara, Inc. (a)	9,880	212,025
Corteva, Inc.	50,655	2,742,462
CRISPR Therapeutics AG (a) (b)	9,806	595,911
Day One Biopharmaceuticals, Inc. (a) (b)	4,153	74,339
Denali Therapeutics, Inc. (a)	9,361	275,494
DICE Therapeutics, Inc. (a)	4,676	72,571
Entrada Therapeutics, Inc. (a)	4,812	58,610
Exelixis, Inc. (a)	27,281	567,990
Exscientia PLC (a) (b)	1,673	18,219
Fate Therapeutics, Inc. (a) (b)	16,845	417,419
Generation Bio Co., (a)	25,550	167,608
Global Blood Therapeutics, Inc. (a)	12,479	398,704
HilleVax, Inc. (a) (b)	7,986	87,287
Icosavax, Inc. (a)	22,585	129,412
Ideaya Biosciences, Inc. (a)	4,901	67,634
IGM Biosciences, Inc. (a)	8,529	153,778
Imago Biosciences, Inc. (a)	3,324	44,508
Incyte Corp. (a)	3,323	252,448
Insmed, Inc. (a)	56,726	1,118,637
Intellia Therapeutics, Inc. (a)	5,161	267,133
Ionis Pharmaceuticals, Inc. (a)	42,131	1,559,690
Iovance Biotherapeutics, Inc. (a)	4,276	47,207
IVERIC bio, Inc. (a)	3,901	37,528
Karuna Therapeutics, Inc. (a)	5,409	684,293
Kronos Bio, Inc. (a)	818	2,978
Kymera Therapeutics, Inc. (a)	18,868	371,511
MeiraGTx Holdings PLC (a)	5,622	42,559
Mirati Therapeutics, Inc. (a)	1,414	94,922
Monte Rosa Therapeutics, Inc. (a) (b)	15,712	151,935
Nkarta, Inc. (a)	23,022	283,631
Nurix Therapeutics, Inc. (a)	15,959	202,201
Olink Holding AB (a) (b)	18,058	274,482
Pardes Biosciences, Inc. (a)	1,499	4,602

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Prothena Corp. PLC (a)	25,126	$682,171
PTC Therapeutics, Inc. (a)	2,547	102,033
RAPT Therapeutics, Inc. (a) (b)	13,234	241,520
Relay Therapeutics, Inc. (a)	15,919	266,643
Replimune Group, Inc. (a)	19,451	340,003
Revolution Medicines, Inc. (a)	3,194	62,251
Rocket Pharmaceuticals, Inc. (a)	1,734	23,860
Sage Therapeutics, Inc. (a)	2,405	77,681
Sana Biotechnology, Inc. (a) (b)	3,490	22,441
Scholar Rock Holding Corp. (a)	26,074	143,146
Seagen, Inc. (a)	5,000	884,700
Seer, Inc. (a)	12,179	109,002
Tenaya Therapeutics, Inc. (a) (b)	11,292	63,574
Turning Point Therapeutics, Inc. (a)	4,004	301,301
Twist Bioscience Corp. (a)	3,211	112,257
Ultragenyx Pharmaceutical, Inc. (a)	25,754	1,536,484
Xencor, Inc. (a)	25,979	711,045
Zai Lab Ltd. ADR (a)	2,529	87,706
Zentalis Pharmaceuticals, Inc. (a)	17,253	484,809
		29,454,143
Commercial Services — 5.3%
ABM Industries, Inc.	7,052	306,198
Altus Group Ltd. (b)	3,300	114,316
American Public Education, Inc. (a)	14,556	235,225
ASGN, Inc. (a)	2,055	185,464
Booz Allen Hamilton Holding Corp.	39,456	3,565,244
Bright Horizons Family Solutions, Inc. (a)	25,542	2,158,810
The Brink’s Co.	5,765	349,993
Clarivate PLC (a)	122,669	1,700,192
CoStar Group, Inc. (a)	46,148	2,787,801
Equifax, Inc.	9,900	1,809,522
FleetCor Technologies, Inc. (a)	11,200	2,353,232
FTI Consulting, Inc. (a)	1,791	323,902
Global Payments, Inc.	8,853	979,496
Green Dot Corp. Class A (a)	12,690	318,646
Herc Holdings, Inc.	1,011	91,142
Huron Consulting Group, Inc. (a)	4,803	312,147
I3 Verticals, Inc. Class A (a)	11,841	296,262
Legalzoom.com Inc. (a) (b)	24,728	271,761
MarketAxess Holdings, Inc.	5,569	1,425,720
Monro, Inc.	24,070	1,032,122
Multiplan Corp. (a) (b)	150,201	824,603
Paylocity Holding Corp. (a)	24,243	4,228,464
Payoneer Global, Inc. (a)	100,267	393,047
PROG Holdings, Inc. (a)	11,654	192,291
Rent the Runway, Inc. Class A (a)	9,850	30,239
Rentokil Initial PLC	249,148	1,440,033
Repay Holdings Corp. (a)	10,639	136,711
SEACOR Marine Holdings Inc. (a)	50,253	289,457
Shift4 Payments, Inc. Class A (a)	3,021	99,874
Strategic Education, Inc.	29,316	2,069,123
Terminix Global Holdings, Inc. (a)	20,900	849,585
Toast, Inc., Class A (a)	140,047	1,812,208
TransUnion	24,600	1,967,754
Verisk Analytics, Inc.	9,200	1,592,428

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WillScot Mobile Mini Holdings Corp. (a)	4,178	$135,451
		36,678,463
Food — 2.1%
Cal-Maine Foods, Inc.	8,297	409,955
Campbell Soup Co.	42,970	2,064,708
Flowers Foods, Inc.	152,888	4,024,012
Grocery Outlet Holding Corp. (a)	7,161	305,273
Nomad Foods Ltd. (a)	61,559	1,230,564
Post Holdings, Inc. (a)	13,851	1,140,630
The Simply Good Foods Co. (a)	12,241	462,343
Sysco Corp.	37,690	3,192,720
TreeHouse Foods, Inc. (a)	24,030	1,004,935
Utz Brands, Inc. (b)	47,584	657,611
		14,492,751
Health Care – Products — 6.9%
Adaptive Biotechnologies Corp. (a)	30,854	249,609
Alcon, Inc.	20,600	1,439,734
AtriCure, Inc. (a)	7,815	319,321
Atrion Corp.	963	605,592
Avantor, Inc. (a)	93,700	2,914,070
Baxter International, Inc.	24,112	1,548,714
Bruker Corp.	62,429	3,918,044
The Cooper Cos., Inc.	8,000	2,504,960
Cvrx, Inc. (a)	4,148	24,929
Dentsply Sirona, Inc.	67,815	2,423,030
Exact Sciences Corp. (a)	23,778	936,615
Hanger, Inc. (a)	22,888	327,756
Hologic, Inc. (a)	92,582	6,415,933
ICU Medical, Inc. (a)	9,955	1,636,502
IDEXX Laboratories, Inc. (a)	1,793	628,859
Inari Medical, Inc. (a)	8,044	546,912
Koninklijke Philips NV	110,376	2,394,878
Lantheus Holdings, Inc. (a)	7,629	503,743
Nevro Corp. (a)	3,797	166,423
Novocure Ltd. (a)	1,539	106,960
NuVasive, Inc. (a)	5,187	254,993
Pacific Biosciences of California, Inc. (a) (b)	47,253	208,858
Penumbra, Inc. (a)	1,695	211,061
PROCEPT BioRobotics Corp. (a) (b)	17,171	561,320
Quanterix Corp. (a)	2,219	35,926
Quidelortho Corp. (a)	26,289	2,554,765
Rapid Micro Biosystems, Inc., Class A (a)	16,139	69,398
Repligen Corp. (a)	13,580	2,205,392
Sartorius Stedim Biotech	933	295,385
Shockwave Medical, Inc. (a)	4,844	926,027
Teleflex, Inc.	14,740	3,623,829
Utah Medical Products, Inc.	3,032	260,449
West Pharmaceutical Services, Inc.	13,475	4,074,436
Zimmer Biomet Holdings, Inc.	27,268	2,864,776
		47,759,199
Health Care – Services — 3.4%
Acadia Healthcare Co., Inc. (a)	33,200	2,245,316
Agiliti, Inc. (a)	21,393	438,770

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
agilon health, Inc. (a)	8,561	$186,887
Amedisys, Inc. (a)	1,797	188,901
Catalent, Inc. (a)	57,941	6,216,490
Centene Corp. (a)	24,315	2,057,292
Charles River Laboratories International, Inc. (a)	5,196	1,111,788
dentalcorp Holdings Ltd. (a) (b)	18,724	173,246
The Ensign Group, Inc.	8,150	598,780
Eurofins Scientific SE	8,438	667,073
Flame Biosciences, Inc. (Acquired 9/28/20, Cost $28,106) (a) (d) (e) (f)	9,173	42,104
Fresenius SE & Co. KGaA	36,702	1,112,079
Innovage Holding Corp. (a) (b)	42,723	187,127
ModivCare, Inc. (a)	3,994	337,493
Molina Healthcare, Inc. (a)	9,764	2,730,112
The Pennant Group, Inc. (a)	27,801	356,131
Select Medical Holdings Corp.	192,209	4,539,977
Surgery Partners, Inc. (a)	9,677	279,859
U.S. Physical Therapy, Inc.	5,001	546,109
		24,015,534
Household Products & Wares — 0.6%
Avery Dennison Corp.	12,400	2,007,188
Kimberly-Clark Corp.	7,540	1,019,031
Reynolds Consumer Products, Inc.	41,434	1,129,905
		4,156,124
Pharmaceuticals — 2.4%
Agios Pharmaceuticals, Inc. (a)	7,849	174,012
Alector, Inc. (a)	2,433	24,719
Alkermes PLC (a)	55,230	1,645,302
Arvinas, Inc. (a)	10,129	426,330
Ascendis Pharma A/S ADR (a)	12,723	1,182,730
BellRing Brands, Inc. (a)	34,694	863,534
Cardinal Health, Inc.	75,753	3,959,609
Centessa Pharmaceuticals PLC (a)	3,637	17,712
Covetrus, Inc. (a)	16,597	344,388
Elanco Animal Health, Inc. (a)	19,700	386,711
Embecta Corp. (a)	21,602	546,963
Enanta Pharmaceuticals, Inc. (a)	228	10,778
Galapagos NV (a)	12,860	717,132
Gyroscope Therapeutics, Milesone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (d) (e) (f)	31,900	11,076
Gyroscope Therapeutics, Milesone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (d) (e) (f)	21,260	3,076
Gyroscope Therapeutics, Milesone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (d) (e) (f)	21,260	2,564
Immuneering Corp. Class A (a)	8,525	46,120
Longboard Pharmaceuticals, Inc. (a)	3,060	9,455
Lyell Immunopharma, Inc. (a)	7,678	50,060
Morphic Holding, Inc. (a)	2,644	57,375
Neurocrine Biosciences, Inc. (a)	9,811	956,376
Option Care Health, Inc. (a)	51,814	1,439,911
Patterson Cos., Inc.	95,947	2,907,194
Perrigo Co. PLC	14,800	600,436
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,805	85,244
Repare Therapeutics, Inc. (a) (b)	12,511	175,029

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Senti Biosciences, Inc.	5,462	$10,733
		16,654,569
		182,116,009
Diversified — 0.2%
Holding Companies-Diversified — 0.0%
Dynamics Special Purpose Corp., Founders Shares (Acquired 12/22/21, Cost $0) (a) (e) (f)	607	1,133
Holding Company – Diversified — 0.2%
Big Sky Growth Partners, Inc. (a)	32,563	318,792
Bluescape Opportunities Acquisition Corp. (a)	30,711	306,496
Conyers Park III Acquisition Corp. (a)	31,244	305,254
KKR Acquisition Holdings I Corp. (a)	24,852	245,041
Post Holdings Partnering Corp. (a)	21,493	209,987
Professional Holding Corp. Class A (a)	12,766	255,958
Revolution Healthcare Acquisition Corp. (a)	8,585	83,789
		1,725,317
		1,726,450
Energy — 4.0%
Energy – Alternate Sources — 0.3%
Array Technologies, Inc. (a)	18,164	199,986
NextEra Energy Partners LP	13,342	989,443
REX American Resources Corp. (a)	1,827	154,930
Shoals Technologies Group, Inc. Class A (a)	46,422	765,034
		2,109,393
Oil & Gas — 1.7%
Advantage Energy Ltd. (a)	77,049	478,863
APA Corp.	27,637	964,531
ARC Resources Ltd. (b)	27,874	351,457
Canadian Natural Resources Ltd.	20,543	1,102,748
Coterra Energy, Inc.	23,000	593,170
Devon Energy Corp.	6,807	375,134
Diamondback Energy, Inc.	9,928	1,202,777
Imperial Oil Ltd.	49,531	2,333,405
Kimbell Royalty Partners LP	13,195	206,898
Magnolia Oil & Gas Corp. Class A	99,459	2,087,644
Matador Resources Co.	22,928	1,068,216
Pioneer Natural Resources Co.	4,900	1,093,092
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (d) (e) (f)	11	65,452
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (d) (e) (f)	9	53,552
		11,976,939
Oil & Gas Services — 1.6%
Aris Water Solution, Inc. Class A	15,769	263,027
ChampionX Corp.	27,526	546,391
Enerflex Ltd. (b)	59,604	281,072
Expro Group Holdings NV (a)	128,360	1,478,707
Liberty Energy, Inc. (a)	71,879	917,176

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NexTier Oilfield Solutions, Inc. (a)	66,709	$634,403
Nov, Inc.	84,311	1,425,699
Ranger Energy Services, Inc. (a)	33,206	336,709
TechnipFMC PLC (a)	515,783	3,471,220
Tidewater, Inc. (a)	68,828	1,451,582
		10,805,986
Pipelines — 0.4%
Cheniere Energy, Inc.	7,200	957,816
Equitrans Midstream Corp.	254,372	1,617,806
		2,575,622
		27,467,940
Financial — 18.2%
Banks — 6.7%
BankUnited, Inc.	49,627	1,765,232
Blue Foundry Bancorp (a) (b)	18,827	225,736
Burke & Herbert Bank & Trust Co.	98	198,450
Cadence Bank	18,767	440,649
Coastal Financial Corp. (a)	4,775	182,023
Columbia Banking System, Inc.	22,233	636,975
CRB Group, Inc. (Acquired 4/14/22, Cost $73,283) (a) (d) (e) (f)	697	73,283
CrossFirst Bankshares, Inc. (a)	29,720	392,304
Dime Community Bancshares, Inc.	15,399	456,580
Dogwood State Bank, (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (d) (e) (f)	5,369	96,642
Dogwood State Bank, (Voting) (Acquired 5/06/19, Cost $26,370) (a) (d) (e) (f)	2,637	47,466
East West Bancorp, Inc.	16,260	1,053,648
Eastern Bankshares, Inc.	18,882	348,562
Equity Bancshares, Inc. Class A	8,837	257,687
Farmers & Merchants Bank of Long Beach/Long Beach CA (b)	31	236,406
FB Financial Corp.	30,663	1,202,603
Fifth Third Bancorp	101,749	3,418,766
The First Bancshares, Inc.	18,485	528,671
Five Star Bancorp	9,325	246,366
Glacier Bancorp, Inc.	11,595	549,835
HarborOne Bancorp, Inc.	36,918	509,099
Heritage Commerce Corp.	35,223	376,534
Home BancShares, Inc.	61,561	1,278,622
Independent Bank Corp.	11,420	907,091
Independent Bank Group, Inc.	10,772	731,526
John Marshall Bancorp, Inc. (b)	11,333	255,446
Kearny Financial Corp.	48,462	538,413
Live Oak Bancshares, Inc.	38,883	1,317,745
Metropolitan Bank Holding Corp. (a)	2,256	156,611
National Bank Holdings Corp. Class A	19,266	737,310
Northern Trust Corp.	26,729	2,578,814
Origin Bancorp, Inc.	20,924	811,851
P10, Inc.	25,248	280,758
PCSB Financial Corp.	13,101	250,098
Pinnacle Financial Partners, Inc.	22,865	1,653,368
Ponce Financial Group, Inc. (a)	21,067	194,659
Popular, Inc.	35,617	2,740,016
Preferred Bank	8,168	555,587
Provident Bancorp, Inc.	14,235	223,489

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sandy Spring Bancorp, Inc.	19,451	$759,951
Signature Bank	13,699	2,454,998
Southern First Bancshares, Inc. (a)	3,908	170,350
SouthState Corp.	21,121	1,629,485
State Street Corp.	61,980	3,821,067
SVB Financial Group (a)	892	352,331
Texas Capital Bancshares, Inc. (a)	15,604	821,395
Towne Bank	26,166	710,407
Veritex Holdings, Inc.	16,729	489,491
Walker & Dunlop, Inc.	5,040	485,554
Webster Financial Corp.	51,476	2,169,713
Westamerica Bancorp.	29,806	1,659,002
Western Alliance Bancorp	35,390	2,498,534
		46,477,199
Diversified Financial Services — 1.9%
Air Lease Corp.	19,262	643,929
Apiture, Inc. (Acquired 7/01/20, Cost $87,167) (a) (d) (e) (f)	6,130	101,865
Assetmark Financial Holdings, Inc. (a)	18,299	343,472
Cboe Global Markets, Inc.	17,694	2,002,784
Columbia Financial, Inc. (a)	8,780	191,492
Encore Capital Group, Inc. (a)	6,779	391,623
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (d) (e) (f)	8,339	33,356
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	22,947	868,773
Houlihan Lokey, Inc.	9,601	757,807
Lazard Ltd. Class A	32,386	1,049,630
NerdWallet, Inc. (a)	13,527	107,269
OTC Markets Group, Inc. Class A	4,941	281,637
PennyMac Financial Services, Inc.	31,835	1,391,508
PRA Group, Inc. (a)	16,056	583,796
Raymond James Financial, Inc.	6,750	603,517
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (d) (e) (f)	487	28,377
StepStone Group, Inc. Class A	33,419	869,897
TMX Group Ltd.	3,215	327,195
Tradeweb Markets, Inc. Class A	29,500	2,013,375
Virtus Investment Partners, Inc.	3,040	519,901
		13,111,203
Insurance — 4.2%
Assurant, Inc.	20,127	3,478,952
Axis Capital Holdings Ltd.	40,439	2,308,663
Brighthouse Financial, Inc. (a)	5,308	217,734
Brown & Brown, Inc.	44,838	2,615,849
BRP Group, Inc. Class A (a)	38,081	919,656
CNA Financial Corp.	53,720	2,412,028
Essent Group Ltd.	12,636	491,540
The Hanover Insurance Group, Inc.	5,558	812,858
Jackson Financial, Inc., Class A	35,362	945,934
James River Group Holdings Ltd.	23,773	589,095
Kemper Corp.	52,959	2,536,736
Loews Corp.	78,006	4,622,636
Marsh & McLennan Cos., Inc.	6,460	1,002,915
Palomar Holdings, Inc. (a)	7,657	493,111
ProAssurance Corp.	21,369	504,949
Radian Group, Inc.	39,266	771,577
RenaissanceRe Holdings Ltd.	17,933	2,804,183
Ryan Specialty Holdings, Inc. (a)	10,981	430,345

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Selective Insurance Group, Inc.	18,192	$1,581,612
		29,540,373
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	21,119	1,764,304
Private Equity — 0.3%
KKR & Co., Inc.	42,900	1,985,841
Real Estate — 0.7%
eXp World Holdings, Inc. (b)	7,225	85,038
FirstService Corp.	21,132	2,561,198
IQHQ, Inc. (Acquired 10/30/19-8/21/20, Cost $204,242) (a) (e)	13,062	365,736
McGrath RentCorp	5,929	450,604
The St. Joe Co.	26,349	1,042,367
Tricon Residential, Inc.	69,782	707,590
		5,212,533
Real Estate Investment Trusts (REITS) — 3.8%
American Campus Communities, Inc.	9,344	602,408
Apartment Investment and Management Co. Class A (a)	173,362	1,109,517
Apple Hospitality REIT, Inc.	37,676	552,707
Community Healthcare Trust, Inc.	7,072	256,077
CubeSmart	30,012	1,282,113
EastGroup Properties, Inc.	14,729	2,273,126
Equity Commonwealth (a)	99,301	2,733,756
Equity Residential	13,587	981,253
Essential Properties Realty Trust, Inc.	23,952	514,728
First Industrial Realty Trust, Inc.	7,650	363,222
Flagship Communities	5,389	82,667
JBG SMITH Properties	30,990	732,604
NexPoint Residential Trust, Inc.	1,911	119,457
Omega Healthcare Investors, Inc.	9,421	265,578
Pebblebrook Hotel Trust	28,481	471,930
PennyMac Mortgage Investment Trust (b)	31,338	433,404
PotlatchDeltic Corp.	12,766	564,129
PS Business Parks, Inc.	2,904	543,484
Rayonier, Inc.	75,608	2,826,227
Regency Centers Corp.	27,555	1,634,287
Rexford Industrial Realty, Inc.	15,118	870,646
Safehold, Inc.	12,861	454,894
Saul Centers, Inc.	15,041	708,581
Terreno Realty Corp.	26,852	1,496,462
UMH Properties, Inc.	5,163	91,179
Vornado Realty Trust	34,098	974,862
Washington Real Estate Investment Trust	33,396	711,669
Weyerhaeuser Co.	80,319	2,660,165
		26,311,132
Savings & Loans — 0.3%
Capitol Federal Financial, Inc.	42,064	386,148
FS Bancorp, Inc.	6,123	175,791
Pacific Premier Bancorp, Inc.	29,398	859,597

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WSFS Financial Corp.	21,674	$868,911
		2,290,447
		126,693,032
Industrial — 13.7%
Aerospace & Defense — 0.9%
Kratos Defense & Security Solutions, Inc. (a)	16,565	229,922
Rolls-Royce Holdings PLC (a) (b)	1,658,880	1,677,652
Spirit AeroSystems Holdings, Inc. Class A	41,266	1,209,094
Teledyne Technologies, Inc. (a)	6,541	2,453,594
Triumph Group, Inc. (a)	61,026	811,036
		6,381,298
Building Materials — 1.5%
Gibraltar Industries, Inc. (a)	9,742	377,503
JELD-WEN Holding, Inc. (a)	16,981	247,753
Martin Marietta Materials, Inc.	5,831	1,744,868
Mohawk Industries, Inc. (a)	15,049	1,867,430
SPX Corp. (a)	23,967	1,266,416
Summit Materials, Inc. Class A (a)	80,689	1,879,247
Trex Co., Inc. (a)	18,633	1,014,008
UFP Industries, Inc.	13,038	888,409
Vulcan Materials Co.	7,301	1,037,472
		10,323,106
Electrical Components & Equipment — 0.7%
Belden, Inc.	20,708	1,103,115
Insteel Industries, Inc.	5,717	192,492
Littelfuse, Inc.	8,773	2,228,693
Novanta, Inc. (a)	9,564	1,159,826
		4,684,126
Electronics — 1.9%
Agilent Technologies, Inc.	30,900	3,669,993
Amphenol Corp. Class A	17,900	1,152,402
Brady Corp. Class A	14,065	664,431
CTS Corp.	18,413	626,963
Fortive Corp.	32,800	1,783,664
Keysight Technologies, Inc. (a)	17,100	2,357,235
Knowles Corp. (a)	9,556	165,605
National Instruments Corp.	89,689	2,800,987
		13,221,280
Environmental Controls — 0.4%
Stericycle, Inc. (a)	15,218	667,309
Tetra Tech, Inc.	4,461	609,150
Waste Connections, Inc.	12,324	1,527,683
		2,804,142
Hand & Machine Tools — 0.5%
Cadre Holdings, Inc.	7,823	153,878
Enerpac Tool Group Corp.	42,486	808,084
MSA Safety, Inc.	6,162	746,033

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Regal Rexnord Corp.	7,862	$892,494
Stanley Black & Decker, Inc.	9,501	996,275
		3,596,764
Machinery – Construction & Mining — 0.2%
BWX Technologies, Inc.	24,700	1,360,723
Machinery – Diversified — 2.1%
Alamo Group, Inc.	3,122	363,494
Cactus, Inc. Class A	21,169	852,476
CIRCOR International, Inc. (a)	21,597	353,975
Cognex Corp.	14,700	625,044
CSW Industrials, Inc.	8,209	845,773
Enovis Corp. (a)	19,533	1,074,315
Esab Corp.	19,533	854,569
Graco, Inc.	10,382	616,795
Hydrofarm Holdings Group, Inc. (a) (b)	1,646	5,728
IDEX Corp.	8,200	1,489,366
Ingersoll Rand, Inc.	117,954	4,963,504
Marel HF	27,870	127,812
Mueller Water Products, Inc. Class A	39,213	459,969
Ranpak Holdings Corp. (a)	8,272	57,904
Thermon Group Holdings, Inc. (a)	24,047	337,860
The Toro Co.	13,514	1,024,226
Zurn Water Solutions Corp.	17,082	465,314
		14,518,124
Metal Fabricate & Hardware — 0.8%
AZZ, Inc.	15,949	651,038
Helios Technologies, Inc.	17,772	1,177,395
RBC Bearings, Inc. (a)	9,348	1,728,912
Strattec Security Corp. (a)	4,332	143,606
The Timken Co.	3,752	199,044
Valmont Industries, Inc.	2,327	522,714
Xometry, Inc. Class A (a) (b)	28,960	982,613
		5,405,322
Miscellaneous - Manufacturing — 1.8%
ESCO Technologies, Inc.	16,458	1,125,233
Federal Signal Corp.	15,661	557,532
Haynes International, Inc.	9,414	308,497
John Bean Technologies Corp.	9,455	1,044,021
Myers Industries, Inc.	28,304	643,350
Textron, Inc.	145,009	8,855,700
Trane Technologies PLC	1,929	250,519
		12,784,852
Packaging & Containers — 1.0%
Ball Corp.	56,848	3,909,437
Sealed Air Corp.	35,000	2,020,200
WestRock Co.	25,805	1,028,071
		6,957,708
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	20,284	2,056,189

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Seaways, Inc.	10,647	$225,716
J.B. Hunt Transport Services, Inc.	25,484	4,012,966
Landstar System, Inc.	8,247	1,199,279
Matson, Inc.	551	40,157
Old Dominion Freight Line, Inc.	13,953	3,575,875
Saia, Inc. (a)	9,410	1,769,080
US Xpress Enterprises, Inc. Class A (a)	14,799	39,661
		12,918,923
		94,956,368
Technology — 11.6%
Computers — 1.6%
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (d) (e) (f)	256	5,786
Conduent, Inc. (a)	44,811	193,584
Crowdstrike Holdings, Inc. Class A (a)	7,600	1,281,056
Endava PLC Sponsored ADR (a)	18,890	1,667,420
Fortinet, Inc. (a)	55,000	3,111,900
Globant SA (a)	2,703	470,322
Integral Ad Science Holding Corp. (a)	9,430	93,640
Leidos Holdings, Inc.	7,200	725,112
PAR Technology Corp. (a) (b)	19,643	736,416
Parsons Corp. (a)	26,541	1,072,787
Thoughtworks Holding, Inc. (a) (b)	6,586	92,929
Western Digital Corp. (a)	36,239	1,624,594
		11,075,546
Semiconductors — 2.6%
Applied Materials, Inc.	4,302	391,396
Entegris, Inc.	30,691	2,827,562
KLA Corp.	8,900	2,839,812
Lattice Semiconductor Corp. (a)	51,698	2,507,353
Marvell Technology, Inc.	94,553	4,115,892
MaxLinear, Inc. (a)	10,424	354,208
Microchip Technology, Inc.	73,700	4,280,496
Onto Innovation, Inc. (a)	7,937	553,526
Semtech Corp. (a)	6,987	384,075
Wolfspeed, Inc. (a)	4,000	253,800
		18,508,120
Software — 7.4%
Alignment Healthcare, Inc. (a)	53,789	613,732
Amplitude, Inc. (a)	12,844	183,541
Atlassian Corp. PLC Class A (a)	23,537	4,410,834
Bill.com Holdings, Inc. (a)	13,131	1,443,622
Black Knight, Inc. (a)	24,200	1,582,438
Blackline, Inc. (a)	4,571	304,429
Braze, Inc. (a)	536	19,419
Broadridge Financial Solutions, Inc.	4,000	570,200
CCC Intelligent Solutions Holdings, Inc. (a)	94,184	866,493
Ceridian HCM Holding, Inc. (a)	53,169	2,503,196
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (d) (e) (f)	15,444	208,340
Clear Secure Inc. Class A (a)	57,555	1,151,100
Clearwater Analytics Holdings, Inc. Class A (a)	14,030	168,921
Coupa Software, Inc. (a)	9,664	551,814
Databricks, Inc. (Acquired 7/24/20, Cost $16,140) (a) (d) (e) (f)	515	85,428

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Datadog, Inc. Class A (a)	21,869	$2,082,804
Definitive Healthcare Corp. (a)	7,060	161,886
The Descartes Systems Group, Inc. (a)	36,825	2,285,359
DocuSign, Inc. (a)	9,800	562,324
DoubleVerify Holdings, Inc. (a)	27,606	625,828
Doximity, Inc. Class A (a) (b)	29,774	1,036,731
Duck Creek Technologies, Inc. (a)	15,729	233,576
Duolingo, Inc. (a) (b)	6,452	564,873
Fair Isaac Corp. (a)	1,500	601,350
Five9, Inc. (a)	2,371	216,093
Ginkgo Bioworks, Inc., Earnout Shares 15.00 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	834
Ginkgo Bioworks, Inc., Earnout Shares 17.50 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	764
Ginkgo Bioworks, Inc., Earnout Shares 20.00 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	705
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (d) (e) (f)	15,332	440,831
HashiCorp, Inc. Class A (a) (b)	4,903	144,344
HubSpot, Inc. (a)	8,784	2,640,910
Manhattan Associates, Inc. (a)	4,776	547,330
Megaport Ltd. (a) (b)	48,400	180,693
Monday.com Ltd. (a)	5,468	564,079
MSCI, Inc.	2,563	1,056,340
nCino, Inc. (a) (b)	43,040	1,330,797
Outset Medical, Inc. (a)	17,130	254,552
Paycom Software, Inc. (a)	850	238,102
Paycor HCM, Inc. (a)	29,801	774,826
Phreesia, Inc. (a)	27,893	697,604
Playtika Holding Corp. (a)	19,590	259,372
Privia Health Group, Inc. (a)	18,153	528,615
Procore Technologies, Inc. (a)	16,725	759,148
PTC, Inc. (a)	11,500	1,222,910
Roper Technologies, Inc.	10,637	4,197,892
SentinelOne Inc. Class A (a)	11,467	267,525
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (a) (d) (e) (f)	637	62,694
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (d) (e) (f)	3,870	47,291
Sophia Genetics SA (a)	6,168	22,328
SS&C Technologies Holdings, Inc	16,165	938,702
Synopsys, Inc. (a)	6,100	1,852,570
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (d) (e) (f)	2,657	20,432
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (d) (e) (f)	4,820	97,846
Twilio, Inc. Class A (a)	4,977	417,122
Veeva Systems, Inc. Class A (a)	34,379	6,808,417
Workiva, Inc. (a)	9,709	640,697
Xero Ltd. (a)	22,145	1,178,262
		51,228,865
		80,812,531
Utilities — 3.1%
Electric — 2.0%
CenterPoint Energy, Inc.	32,720	967,858
FirstEnergy Corp.	96,774	3,715,154
IDACORP, Inc.	19,341	2,048,599
MGE Energy, Inc.	15,671	1,219,674
NorthWestern Corp.	12,579	741,280
PG&E Corp. (a)	425,933	4,250,811

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PNM Resources, Inc.	10,630	$507,901
Portland General Electric Co.	4,398	212,555
		13,663,832
Gas — 0.9%
Chesapeake Utilities Corp.	13,081	1,694,643
National Fuel Gas Co.	25,403	1,677,868
ONE Gas, Inc.	16,557	1,344,263
RGC Resources, Inc.	7,280	138,830
Southwest Gas Holdings, Inc.	19,109	1,664,012
		6,519,616
Water — 0.2%
Artesian Resources Corp. Class A	1,393	68,494
California Water Service Group	14,475	804,086
SJW Group	11,260	702,737
		1,575,317
		21,758,765

TOTAL COMMON STOCK (Cost $643,854,705)		644,628,873

PREFERRED STOCK — 2.5%
Communications — 0.1%
Internet — 0.1%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (d) (e) (f)	49,629	201,494
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (a) (d) (e) (f)	5,266	101,986
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (d) (e) (f)	3,470	67,203
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (d) (e) (f)	8,410	113,956
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (d) (e) (f)	17,323	253,609
		738,248
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.1%
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (d) (e) (f)	21,621	450,705
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $252,025) (a) (d) (e) (f)	12,090	252,025
		702,730
Leisure Time — 0.1%
Rad Power Bikes, Inc., Series C, (Acquired 1/22/21, Cost $69,082) (a) (d) (e) (f)	14,321	137,250
Rad Power Bikes, Inc., Series D, (Acquired 9/16/21, Cost $107,722) (a) (d) (e) (f)	11,240	107,722
		244,972

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 0.0%
OfferUp, Inc., Series F, (Acquired 7/01/20, Cost $9,217) (a) (d) (e) (f)	4,025	$2,737
		950,439
Consumer, Non-cyclical — 1.0%
Agriculture — 0.1%
Farmer’s Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081) (a) (d) (e) (f)	8,198	509,570
Farmer’s Business Network, Inc., Series F, (Acquired 7/31/20, Cost $48,329) (a) (d) (e) (f)	5,211	323,904
		833,474
Biotechnology — 0.3%
Genesis Therapeutics, Inc., Series A, (Acquired 11/24/20, Cost $25,262) (a) (d) (e) (f)	4,946	25,262
Inscripta, Inc., Series E, (Acquired 3/30/21, Cost $148,812) (a) (d) (e) (f)	16,853	94,040
Insitro, Inc., Series B, (Acquired 5/21/20, Cost $34,456) (a) (d) (e) (f)	5,530	101,150
Insitro, Inc., Series C, (Acquired 4/07/21, Cost $62,208) (a) (d) (e) (f)	3,401	62,208
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906) (a) (d) (e) (f)	30,866	31,355
Kardium, Inc., Series D-6, (Acquired 1/08/21, Cost $145,349) (a) (d) (e) (f)	143,083	145,349
Laronde, Inc., Series B, (Acquired 7/28/21, Cost $109,340) (a) (d) (e) (f)	3,905	109,340
National Resilience, Inc., Series B, (Acquired 10/23/20, Cost $263,720) (a) (d) (e) (f)	19,306	1,172,453
National Resilience, Inc., Series C, (Acquired 6/09/21, Cost $315,045) (a) (d) (e) (f)	7,094	430,819
Tessera Therapeutics, Inc., Series C, (Acquired 2/25/22, Cost $34,499) (a) (d) (e) (f)	1,687	34,499
Treeline Biosciences, Inc., Series A, (Acquired 4/09/21, Cost $40,640) (a) (d) (e) (f)	5,192	40,640
		2,247,115
Commercial Services — 0.1%
Honor Technology, Inc., Series D, (Acquired 10/16/20, Cost $225,290) (a) (d) (e) (f)	93,556	270,377
Honor Technology, Inc., Series E, (Acquired 9/29/21, Cost $116,646) (a) (d) (e) (f)	36,897	106,632
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $214,074) (a) (d) (e) (f)	4,516	235,509
		612,518
Food — 0.3%
Cava Group, Inc., Series E, (Acquired 6/23/20-3/26/21, Cost $475,884) (a) (d) (e) (f)	18,159	1,061,575
Cava Group, Inc., Series F, (Acquired 3/26/21, Cost $512,596) (a) (d) (e) (f)	13,622	796,342
		1,857,917

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 0.1%
Prime Medicine, Inc., Series B, (Acquired 4/19/21, Cost $40,943) (a) (d) (e) (f)	9,347	$40,943
Ring Therapeutics, Inc., Series B, (Acquired 4/12/21, Cost $50,885) (a) (d) (e) (f)	5,531	50,885
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326) (a) (d) (e) (f)	2,275	133,952
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149) (a) (d) (e) (f)	1,741	105,226
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059) (a) (d) (e) (f)	689	42,194
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176) (a) (d) (e) (f)	500	30,990
Tempus Labs, Inc., Series G-2, (Acquired 11/19/20, Cost $26,075) (a) (d) (e) (f)	455	25,576
		429,766
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series C, (Acquired 8/14/20, Cost $71,520) (a) (d) (e) (f)	45,403	298,752
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $378,132) (a) (d) (e) (f)	46,683	307,174
		605,926
Pharmaceuticals — 0.0%
Capsule Corporation, Series D, (Acquired 4/07/21, Cost $144,670) (a) (d) (e) (f)	9,983	123,190
Haul Hub, Inc., Series B, (Acquired 2/14/20-3/03/21, Cost $108,854) (a) (d) (e) (f)	7,466	140,883
Haul Hub, Inc., Series C, (Acquired 4/14/22, Cost $43,061) (a) (d) (e) (f)	2,282	43,061
		307,134
		6,893,850
Financial — 0.3%
Banks — 0.0%
CRB Group, Inc., Series D, (Acquired 1/28/22, Cost $255,280) (a) (d) (e) (f)	2,428	255,280
Diversified Financial Services — 0.3%
Color Health Inc., Series E, (Acquired 10/26/21, Cost $15,095) (a) (d) (e) (f)	151	15,095
Color Health, Inc., Series D, (Acquired 12/17/20, Cost $43,490) (a) (d) (e) (f)	1,155	115,464
Color Health, Inc., Series D-1, (Acquired 1/13/20, Cost $56,632) (a) (d) (e) (f)	2,655	265,418
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740) (a) (d) (e) (f)	17,990	296,797
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858) (a) (d) (e) (f)	30,861	509,142
Convoy, Inc., Series E, (Acquired 9/30/21, Cost $72,706) (a) (d) (e) (f)	4,407	72,706
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801) (a) (d) (e) (f)	5,060	294,846

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stash Financial, Inc., Series G, (Acquired 1/26/21, Cost $174,908) (a) (d) (e) (f)	4,667	$271,946
		1,841,414
Insurance — 0.0%
Go Maps, Inc., Series B-1, (Acquired 5/15/19, Cost $1,626) (a) (d) (e) (f)	755	763
Investment Companies — 0.0%
Maplebear, Inc., Series E, (Acquired 11/19/21-12/01/21, Cost $348,680) (a) (d) (e) (f)	2,900	207,611
Maplebear, Inc., Series I, (Acquired 2/26/21, Cost $58,500) (a) (d) (e) (f)	468	33,504
		241,115
		2,338,572
Industrial — 0.2%
Aerospace & Defense — 0.0%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (d) (e) (f)	7,305	496,712
Electrical Components & Equipment — 0.1%
CelLink, Inc., Series D (Acquired 1/20/22, Cost $223,836) (a) (d) (e) (f)	10,749	223,836
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (d) (e) (f)	12,248	381,770
		605,606
Electronics — 0.1%
Sartorius AG 0.130%	1,480	516,974
		1,619,292
Technology — 0.7%
Computers — 0.1%
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (d) (e) (f)	15,355	347,023
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (d) (e) (f)	6,566	4,399
		351,422
Software — 0.6%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (d) (e) (f)	23,433	316,111
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (d) (e) (f)	30,627	413,158
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (d) (e) (f)	2,443	405,245
Databricks, Inc., Series G (Acquired 2/01/21, Cost $128,414) (a) (d) (e) (f)	724	120,097
Databricks, Inc., Series H (Acquired 8/31/21, Cost $121,028) (a) (d) (e) (f)	549	91,068
DTX Company, Series A-1 (Acquired 4/02/22, Cost $31,212) (a) (d) (e) (f)	17,154	31,212
Eikon Therapeutics, Inc., Series B (Acquired 3/12/21, Cost $89,186) (a) (d) (e) (f)	5,042	89,186
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (d) (e) (f)	58,131	324,592
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (d) (e) (f)	11,083	226,033
Flexe, Inc., Series D (Acquired 7/04/22, Cost $73,849) (a) (d) (e) (f)	3,621	73,849
Gusto, Inc., Series B (Acquired 8/18/20, Cost $20,633) (a) (d) (e) (f)	3,644	110,761
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $11,553) (a) (d) (e) (f)	6,804	206,810
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (d) (e) (f)	11,076	336,659
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (d) (e) (f)	14,095	428,422

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (d) (e) (f)	11,678	$—
JetClosing, Inc., Series B-1 (Acquired 7/13/20-2/25/21, Cost $36,276) (a) (d) (e) (f)	27,130	—
JetClosing, Inc., Series B-2 (Acquired 2/06/20, Cost $5,769) (a) (d) (e) (f)	5,185	—
KoBold Metals, Inc., Series B-1 (Acquired 10/01/22, Cost $244,807) (a) (d) (e) (f)	8,931	244,807
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (d) (e) (f)	18,715	193,700
Seismic Software, Inc., Series F (Acquired 9/25/20-3/24/21, Cost $18,592) (a) (d) (e) (f)	2,115	21,890
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (d) (e) (f)	10	984
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (d) (e) (f)	4,744	466,904
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (d) (e) (f)	220	21,652
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (d) (e) (f)	239	23,522
Socure, Inc., Series A (Acquired 12/22/21, Cost $75,555) (a) (d) (e) (f)	4,702	57,458
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $62,025) (a) (d) (e) (f)	3,860	47,169
Socure, Inc., Series B (Acquired 12/22/21, Cost $1,109) (a) (d) (e) (f)	69	843
Socure, Inc., Series E (Acquired 10/27/21, Cost $143,750) (a) (d) (e) (f)	8,946	109,320
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (d) (e) (f)	1,090	22,127
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (d) (e) (f)	120	2,436
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (d) (e) (f)	120	2,436
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $309,164) (a) (d) (e) (f)	13,770	279,531
		4,667,982
		5,019,404

TOTAL PREFERRED STOCK (Cost $11,970,283)		17,559,805

TOTAL EQUITIES (Cost $655,824,988)		662,188,678

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Oil & Gas Services — 0.0%
Weatherford International Ltd. 11.000% 12/01/24 (c)	$73,000	73,548

TOTAL CORPORATE DEBT (Cost $52,943)		73,548

TOTAL BONDS & NOTES (Cost $52,943)		73,548

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%

Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc., CVR (a) (d) (f)	25,104	$26,573

TOTAL RIGHTS (Cost $0)		26,573

WARRANTS — 0.0%
Communications — 0.0%
Advertising — 0.0%
Advantage Solutions, Inc., Expires 10/28/25 (a)	3,668	843
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
EQRx, Inc. (a)	1,166	998
		1,841
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (d) (e) (f)	800	6,456
Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (d) (e) (f)	1,432	1,031
Insurance — 0.0%
Hagerty Group, LLC. (Acquired 8/18/21, Cost $4,451) (a) (e) (f)	3,040	9,272
		16,759

TOTAL WARRANTS (Cost $11,320)		18,600

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	6,638,891	6,638,891

TOTAL MUTUAL FUNDS (Cost $6,638,891)		6,638,891

TOTAL LONG-TERM INVESTMENTS (Cost $662,528,142)		668,946,290

SHORT-TERM INVESTMENTS — 4.7%
Mutual Fund — 4.6%
T. Rowe Price Government Reserve Investment Fund	31,491,586	31,491,586

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (h)	$804,294	$804,294

TOTAL SHORT-TERM INVESTMENTS (Cost $32,295,880)		32,295,880

TOTAL INVESTMENTS — 100.9% (Cost $694,824,022) (i)		701,242,170

Other Assets/(Liabilities) — (0.9)%		(6,011,657)

NET ASSETS — 100.0%		$695,230,513

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $14,380,057 or 2.07% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $8,347,662 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $181,337 or 0.03% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2022, these securities amounted to a value of $19,338,747 or 2.78% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $18,999,584 or 2.73% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $804,299. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $820,402.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.0%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (a) — 2.2%
Collateralized Mortgage Obligations — 0.7%
Government National Mortgage Association
Series 2016-121, Class JF, 1 mo. USD LIBOR + 0.400% 1.995% FRN 9/20/46	$194,330	$194,259
Series 2019-78, Class FB, 1 mo. USD LIBOR + 0.400% 1.995% FRN 6/20/49	107,063	106,962
Series 2019-112, Class GF, 1 mo. USD LIBOR + 0.430% 2.025% FRN 9/20/49	99,862	99,791
Series 2019-103, Class CF, 1 mo. USD LIBOR + 0.450% 2.045% FRN 8/20/49	197,884	198,137
Series 2019-111, Class FB, 1 mo. USD LIBOR + 0.450% 2.045% FRN 9/20/49	75,006	75,321
Series 2019-125, Class DF, 1 mo. USD LIBOR + 0.450% 2.045% FRN 10/20/49	162,542	162,813
Series 2020-7, Class KE, 2.500% 1/20/50	199,816	185,672
		1,022,955
Pass-Through Securities — 1.5%
Government National Mortgage Association II
Pool #MA7534 2.500% 8/20/51	96,497	88,958
Pool #MA7705 2.500% 11/20/51	183,532	168,878
Pool #MA7767 2.500% 12/20/51	551,010	506,541
Pool #MA4484 3.000% 6/20/32	149,516	146,697
Pool #MA6381 3.000% 1/20/35	76,130	74,599
Pool #MA6630 3.000% 5/20/35	34,426	33,734
Pool #MA6209 3.000% 10/20/49	18,862	17,603
Pool #MA6399 3.000% 1/20/50	42,543	39,635
Pool #MA6464 3.000% 2/20/50	94,803	88,323
Pool #MA6531 3.000% 3/20/50	59,365	55,308
Pool #MA7650 3.000% 10/20/51	212,970	201,776
Pool #BQ0937 3.500% 9/20/49	70,144	68,889
Pool #BQ7205 3.500% 10/20/49	41,073	40,311
Pool #BS3713 3.500% 1/20/50	137,111	134,621
Pool #BS3771 3.500% 2/20/50	102,268	100,267
Pool #MA4588 4.500% 7/20/47	120,171	124,011
Pool #MA4781 5.000% 10/20/47	53,451	56,260
Pool #MA4840 5.000% 11/20/47	43,661	45,874
Pool #MA5653 5.000% 12/20/48	133,710	137,655
Pool #MA5820 5.500% 3/20/49	18,101	19,075
		2,149,015

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,356,998)		3,171,970

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 96.8%
U.S. Treasury Bonds & Notes — 96.8%
U.S. Treasury Bond
1.125% 5/15/40	$3,490,000	$2,443,074
1.125% 8/15/40	6,270,000	4,355,691
1.250% 5/15/50	3,770,000	2,419,869
1.375% 11/15/40	6,110,000	4,425,931
1.375% 8/15/50	7,400,000	4,915,219
1.625% 11/15/50	3,580,000	2,540,681
1.750% 8/15/41	6,940,000	5,311,269
1.875% 2/15/41	7,480,000	5,901,019
1.875% 2/15/51	6,875,000	5,203,516
1.875% 11/15/51	6,760,000	5,116,475
2.000% 11/15/41	7,760,000	6,199,513
2.000% 2/15/50	4,050,000	3,165,328
2.000% 8/15/51	3,700,000	2,884,844
2.250% 5/15/41	7,690,000	6,452,390
2.250% 8/15/46	2,505,000	2,034,223
2.250% 8/15/49	2,550,000	2,109,730
2.250% 2/15/52	13,760,000	11,422,951
2.375% 2/15/42	24,150,000	20,599,196
2.375% 11/15/49	2,220,000	1,890,469
2.375% 5/15/51	2,440,000	2,077,050
2.500% 2/15/46	1,700,000	1,451,186
2.500% 5/15/46	3,925,000	3,350,969
2.875% 11/15/46	1,700,000	1,560,281
2.875% 5/15/49	2,480,000	2,330,451
2.875% 5/15/52	7,930,000	7,552,088
3.000% 11/15/45	850,000	795,285
3.000% 2/15/47	1,560,000	1,466,887
3.000% 5/15/47	1,200,000	1,129,875
3.000% 8/15/48	2,330,000	2,218,233
3.000% 2/15/49	2,480,000	2,381,962
3.125% 5/15/48 (b)	4,125,000	4,021,231
3.250% 5/15/42	4,380,000	4,299,929
3.375% 11/15/48	2,330,000	2,385,262
U.S. Treasury Note
1.875% 2/15/32	1,410,000	1,280,897
2.875% 5/15/32	2,540,000	2,518,570
		140,211,544

TOTAL U.S. TREASURY OBLIGATIONS (Cost $169,414,709)		140,211,544

TOTAL BONDS & NOTES (Cost $172,771,707)		143,383,514

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $33,030)		1,619

TOTAL LONG-TERM INVESTMENTS (Cost $172,804,737)		143,385,133

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 5.1%

Mutual Fund — 4.4%
T. Rowe Price Government Reserve Investment Fund	6,467,740	$6,467,740

Repurchase Agreement — 0.7%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (c)	$998,762	998,762

TOTAL SHORT-TERM INVESTMENTS (Cost $7,466,502)		7,466,502

TOTAL INVESTMENTS — 104.1% (Cost $180,271,239) (d)		150,851,635

Other Assets/(Liabilities) — (4.1)%		(5,963,525)

NET ASSETS — 100.0%		$144,888,110

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(b)	All or a portion of this security is pledged/held as collateral for open derivatives.
(c)	Maturity value of $998,769. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,018,784.
(d)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
U.S. Treasury Note 10 Year Future	7/22/22	110.00	119	USD	14,105,219	$119	$26,243	$(26,124)
U.S. Treasury Note 10 Year Future	7/22/22	114.25	24	USD	2,844,750	1,500	6,788	(5,288)
						$1,619	$33,031	$(31,412)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/21/22	18	$2,145,686	$(12,123)
Short
U.S. Treasury Note 2 Year	9/30/22	9	$(1,898,376)	$8,235
U.S. Treasury Note 5 Year	9/30/22	12	(1,324,256)	(22,744)
				$(14,509)

Currency Legend

USD	U.S. Dollar

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 38.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,950,343	$18,372,230
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,162,135	25,534,818
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	253,150	2,802,374
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	790,620	9,036,791
MM S&P 500 Index Fund, Class I (a)	546,383	9,151,916
		64,898,129
Fixed Income Funds — 61.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,010,447	36,294,545
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	948,718	6,764,356
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,425,535	35,111,736
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	899,118	5,493,608
State Street Institutional U.S. Government Money Market Fund	2,729,861	2,729,861
T. Rowe Price Dynamic Global Bond Fund, Class I	808,347	8,043,048
T. Rowe Price Institutional Floating Rate Fund	447,433	4,062,688
T. Rowe Price Institutional High Yield Fund	806,595	5,928,476
		104,428,318

TOTAL MUTUAL FUNDS (Cost $189,217,971)		169,326,447

TOTAL LONG-TERM INVESTMENTS (Cost $189,217,971)		169,326,447

TOTAL INVESTMENTS — 100.0% (Cost $189,217,971) (b)		169,326,447

Other Assets/(Liabilities) — 0.0%		6,883

NET ASSETS — 100.0%		$169,333,330

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 41.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	325,046	$3,061,935
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	357,847	4,226,171
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	41,809	462,827
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	131,737	1,505,754
MM S&P 500 Index Fund, Class I (a)	87,516	1,465,897
		10,722,584
Fixed Income Funds — 58.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	602,463	5,452,292
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	139,906	997,528
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	441,272	4,523,036
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	142,161	868,606
State Street Institutional U.S. Government Money Market Fund	441,171	441,171
T. Rowe Price Dynamic Global Bond Fund, Class I	123,319	1,227,019
T. Rowe Price Institutional Floating Rate Fund	66,373	602,664
T. Rowe Price Institutional High Yield Fund	120,029	882,215
		14,994,531

TOTAL MUTUAL FUNDS (Cost $29,198,920)		25,717,115

TOTAL LONG-TERM INVESTMENTS (Cost $29,198,920)		25,717,115

TOTAL INVESTMENTS — 100.0% (Cost $29,198,920) (b)		25,717,115

Other Assets/(Liabilities) — 0.0%		2,427

NET ASSETS — 100.0%		$25,719,542

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 45.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,534,908	$14,458,832
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,690,658	19,966,669
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	198,113	2,193,110
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	625,917	7,154,236
MM S&P 500 Index Fund, Class I (a)	404,059	6,767,994
		50,540,841
Fixed Income Funds — 54.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,540,873	22,994,905
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	582,513	4,153,315
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,695,831	17,382,267
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	626,230	3,826,264
State Street Institutional U.S. Government Money Market Fund	1,786,022	1,786,022
T. Rowe Price Dynamic Global Bond Fund, Class I	518,160	5,155,688
T. Rowe Price Institutional Floating Rate Fund	281,834	2,559,056
T. Rowe Price Institutional High Yield Fund	501,171	3,683,605
		61,541,122

TOTAL MUTUAL FUNDS (Cost $126,044,800)		112,081,963

TOTAL LONG-TERM INVESTMENTS (Cost $126,044,800)		112,081,963

TOTAL INVESTMENTS — 100.0% (Cost $126,044,800) (b)		112,081,963

Other Assets/(Liabilities) — (0.0)%		(4,842)

NET ASSETS — 100.0%		$112,077,121

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 48.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,935,260	$18,230,153
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,126,075	25,108,946
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	246,522	2,728,994
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	789,639	9,025,577
MM S&P 500 Index Fund, Class I (a)	492,191	8,244,196
		63,337,866
Fixed Income Funds — 51.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,869,132	25,965,644
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	653,815	4,661,702
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,720,239	17,632,447
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	736,637	4,500,853
State Street Institutional U.S. Government Money Market Fund	2,505,039	2,505,039
T. Rowe Price Dynamic Global Bond Fund, Class I	588,915	5,859,704
T. Rowe Price Institutional Floating Rate Fund	322,230	2,925,845
T. Rowe Price Institutional High Yield Fund	566,257	4,161,991
		68,213,225

TOTAL MUTUAL FUNDS (Cost $146,563,525)		131,551,091

TOTAL LONG-TERM INVESTMENTS (Cost $146,563,525)		131,551,091

TOTAL INVESTMENTS — 100.0% (Cost $146,563,525) (b)		131,551,091

Other Assets/(Liabilities) — 0.0%		3,012

NET ASSETS — 100.0%		$131,554,103

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Diversified Financial Services — 100.0%
Equity Funds — 51.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	8,891,874	$83,761,455
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,762,092	115,290,302
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,133,973	12,553,084
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,551,325	40,591,650
MM S&P 500 Index Fund, Class I (a)	2,283,561	38,249,646
		290,446,137
Fixed Income Funds — 48.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	11,840,090	107,152,812
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,620,474	18,683,979
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	6,275,557	64,324,462
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,153,384	19,267,177
State Street Institutional U.S. Government Money Market Fund	9,035,872	9,035,872
T. Rowe Price Dynamic Global Bond Fund, Class I	2,406,291	23,942,593
T. Rowe Price Institutional Floating Rate Fund	1,313,807	11,929,365
T. Rowe Price Institutional High Yield Fund	2,260,354	16,613,605
		270,949,865

TOTAL MUTUAL FUNDS (Cost $620,584,120)		561,396,002

TOTAL LONG-TERM INVESTMENTS (Cost $620,584,120)		561,396,002

TOTAL INVESTMENTS — 100.0% (Cost $620,584,120) (b)		561,396,002

Other Assets/(Liabilities) — (0.0)%		(74,053)

NET ASSETS — 100.0%		$561,321,949

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 59.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,807,308	$101,804,841
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	11,780,381	139,126,304
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,371,179	15,178,947
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,294,482	49,085,929
MM S&P 500 Index Fund, Class I (a)	2,594,989	43,466,063
		348,662,084
Fixed Income Funds — 40.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	11,094,887	100,408,728
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,236,664	15,947,414
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,323,350	44,314,342
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,487,881	21,310,952
State Street Institutional U.S. Government Money Market Fund	10,202,654	10,202,654
T. Rowe Price Dynamic Global Bond Fund, Class I	2,242,876	22,316,614
T. Rowe Price Institutional Floating Rate Fund	1,162,521	10,555,688
T. Rowe Price Institutional High Yield Fund	1,919,842	14,110,838
		239,167,230

TOTAL MUTUAL FUNDS (Cost $655,059,777)		587,829,314

TOTAL LONG-TERM INVESTMENTS (Cost $655,059,777)		587,829,314

TOTAL INVESTMENTS — 100.0% (Cost $655,059,777) (b)		587,829,314

Other Assets/(Liabilities) — (0.0)%		(99,632)

NET ASSETS — 100.0%		$587,729,682

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 70.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	27,557,043	$259,587,346
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	30,084,799	355,301,475
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,518,419	38,948,902
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	10,927,000	124,895,612
MM S&P 500 Index Fund, Class I (a)	6,464,482	108,280,079
		887,013,414
Fixed Income Funds — 29.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	19,580,670	177,205,067
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	3,162,721	22,550,198
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,033,742	31,095,852
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	7,664,056	46,827,383
State Street Institutional U.S. Government Money Market Fund	20,095,545	20,095,545
T. Rowe Price Dynamic Global Bond Fund, Class I	3,749,321	37,305,742
T. Rowe Price Institutional Floating Rate Fund	1,909,788	17,340,872
T. Rowe Price Institutional High Yield Fund	2,708,343	19,906,323
		372,326,982

TOTAL MUTUAL FUNDS (Cost $1,371,896,142)		1,259,340,396

TOTAL LONG-TERM INVESTMENTS (Cost $1,371,896,142)		1,259,340,396

TOTAL INVESTMENTS — 100.0% (Cost $1,371,896,142) (b)		1,259,340,396

Other Assets/(Liabilities) — (0.0)%		(415,324)

NET ASSETS — 100.0%		$1,258,925,072

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 81.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	16,800,532	$158,261,007
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	18,484,783	218,305,292
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,150,037	23,800,912
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,679,052	76,341,561
MM S&P 500 Index Fund, Class I (a)	3,560,438	59,637,336
		536,346,108
Fixed Income Funds — 18.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,639,714	60,089,408
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	861,249	6,140,707
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	157,882	1,618,295
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,076,442	18,797,058
State Street Institutional U.S. Government Money Market Fund	13,293,605	13,293,605
T. Rowe Price Dynamic Global Bond Fund, Class I	1,310,166	13,036,149
T. Rowe Price Institutional Floating Rate Fund	589,670	5,354,200
T. Rowe Price Institutional High Yield Fund	753,807	5,540,482
		123,869,904

TOTAL MUTUAL FUNDS (Cost $726,330,546)		660,216,012

TOTAL LONG-TERM INVESTMENTS (Cost $726,330,546)		660,216,012

TOTAL INVESTMENTS — 100.0% (Cost $726,330,546) (b)		660,216,012

Other Assets/(Liabilities) — (0.0)%		(258,509)

NET ASSETS — 100.0%		$659,957,503

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 90.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	30,919,742	$291,263,967
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	34,427,225	406,585,522
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,973,252	43,983,903
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	12,447,768	142,277,989
MM S&P 500 Index Fund, Class I (a)	6,046,435	101,277,783
		985,389,164
Fixed Income Funds — 10.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,151,700	46,622,888
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	345,726	2,465,026
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	273,757	2,806,010
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	2,812,057	17,181,668
State Street Institutional U.S. Government Money Market Fund	23,346,287	23,346,287
T. Rowe Price Dynamic Global Bond Fund, Class I	1,128,226	11,225,845
T. Rowe Price Institutional High Yield Fund	824,369	6,059,111
		109,706,835

TOTAL MUTUAL FUNDS (Cost $1,186,943,605)		1,095,095,999

TOTAL LONG-TERM INVESTMENTS (Cost $1,186,943,605)		1,095,095,999

TOTAL INVESTMENTS — 100.1% (Cost $1,186,943,605) (b)		1,095,095,999

Other Assets/(Liabilities) — (0.1)%		(580,206)

NET ASSETS — 100.0%		$1,094,515,793

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 94.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	14,973,850	$141,053,668
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	16,798,668	198,392,268
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,941,553	21,492,992
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,174,161	70,570,657
MM S&P 500 Index Fund, Class I (a)	2,892,694	48,452,619
		479,962,204
Fixed Income Funds — 5.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	932,949	8,443,189
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	138,085	1,415,367
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	568,521	3,473,662
State Street Institutional U.S. Government Money Market Fund	13,451,884	13,451,884
T. Rowe Price Dynamic Global Bond Fund, Class I	196,203	1,952,223
		28,736,325

TOTAL MUTUAL FUNDS (Cost $559,681,883)		508,698,529

TOTAL LONG-TERM INVESTMENTS (Cost $559,681,883)		508,698,529

TOTAL INVESTMENTS — 100.1% (Cost $559,681,883) (b)		508,698,529

Other Assets/(Liabilities) — (0.1)%		(284,540)

NET ASSETS — 100.0%		$508,413,989

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Diversified Financial Services — 100.1%
Equity Funds — 95.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	22,117,154	$208,343,590
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	24,757,694	292,388,371
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,859,464	31,654,267
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	9,076,467	103,744,014
MM S&P 500 Index Fund, Class I (a)	4,269,007	71,505,871
		707,636,113
Fixed Income Funds — 4.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	591,194	5,350,307
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	203,967	2,090,666
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	337,965	2,064,964
State Street Institutional U.S. Government Money Market Fund	20,499,179	20,499,179
T. Rowe Price Dynamic Global Bond Fund, Class I	168,009	1,671,693
		31,676,809

TOTAL MUTUAL FUNDS (Cost $807,195,467)		739,312,922

TOTAL LONG-TERM INVESTMENTS (Cost $807,195,467)		739,312,922

TOTAL INVESTMENTS — 100.1% (Cost $807,195,467) (b)		739,312,922

Other Assets/(Liabilities) — (0.1)%		(458,287)

NET ASSETS — 100.0%		$738,854,635

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 96.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	9,200,097	$86,664,912
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	10,333,304	122,036,317
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,196,351	13,243,609
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,793,192	43,356,186
MM S&P 500 Index Fund, Class I (a)	1,793,432	30,039,978
		295,341,002
Fixed Income Funds — 3.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	241,426	2,184,908
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	87,962	901,611
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	141,709	865,842
State Street Institutional U.S. Government Money Market Fund	7,215,873	7,215,873
T. Rowe Price Dynamic Global Bond Fund, Class I	65,073	647,481
		11,815,715

TOTAL MUTUAL FUNDS (Cost $341,649,257)		307,156,717

TOTAL LONG-TERM INVESTMENTS (Cost $341,649,257)		307,156,717

TOTAL INVESTMENTS — 100.1% (Cost $341,649,257) (b)		307,156,717

Other Assets/(Liabilities) — (0.1)%		(177,370)

NET ASSETS — 100.0%		$306,979,347

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 96.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	3,791,666	$35,717,493
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	4,248,525	50,175,082
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	491,868	5,444,984
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,557,182	17,798,589
MM S&P 500 Index Fund, Class I (a)	737,526	12,353,559
		121,489,707
Fixed Income Funds — 3.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	97,606	883,337
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	34,874	357,461
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	58,581	357,930
State Street Institutional U.S. Government Money Market Fund	3,013,953	3,013,953
T. Rowe Price Dynamic Global Bond Fund, Class I	26,120	259,893
		4,872,574

TOTAL MUTUAL FUNDS (Cost $146,730,737)		126,362,281

TOTAL LONG-TERM INVESTMENTS (Cost $146,730,737)		126,362,281

TOTAL INVESTMENTS — 100.1% (Cost $146,730,737) (b)		126,362,281

Other Assets/(Liabilities) — (0.1)%		(72,338)

NET ASSETS — 100.0%		$126,289,943

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Diversified Value Fund (“Diversified Value Fund”)

MassMutual Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Mid Cap Value Fund (“Mid Cap Value Fund”)

MassMutual Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Small Company Value Fund (“Small Company Value Fund”)

MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual 20/80 Allocation Fund (“20/80 Allocation Fund”)

MassMutual 40/60 Allocation Fund (“40/60 Allocation Fund”)

MassMutual 60/40 Allocation Fund (“60/40 Allocation Fund”)

MassMutual 80/20 Allocation Fund (“80/20 Allocation Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

MM Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of MassMutual Funds, J.P. Morgan Funds advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates, and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of MassMutual Funds and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

The net asset value of each of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, and Small Cap Growth Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2022. The MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of June 30, 2022. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2022, for the remaining Funds’ investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$456,547	$—	$—		$456,547
Bank Loans	—	15,564,871	—		15,564,871
Corporate Debt	—	217,205,965	—	+	217,205,965
Municipal Obligations	—	3,153,782	—		3,153,782
Non-U.S. Government Agency Obligations	—	109,588,106	—		109,588,106
Sovereign Debt Obligations	—	8,072,765	—		8,072,765
U.S. Government Agency Obligations and Instrumentalities	—	263,845,118	—		263,845,118
U.S. Treasury Obligations	—	215,826,112	—		215,826,112
Purchased Options	11,325	—	—		11,325
Rights	—	—	—	+	—
Mutual Funds	40,275,059	—	—		40,275,059
Short-Term Investments	—	47,556,990	—		47,556,990
Total Investments	$40,742,931	$880,813,709	$—		$921,556,640

Asset Derivatives
Forward Contracts	$—	$330,924	$—		$330,924
Swap Agreements	—	1,669,903	—		1,669,903
Total	$—	$2,000,827	$—		$2,000,827

Liability Derivatives
Futures Contracts	$(122,301)	$—	$—		$(122,301)
Swap Agreements	—	(3,829,762)	—		(3,829,762)
Written Options	(6,688)	—	—		(6,688)
Total	$(128,989)	$(3,829,762)	$—		$(3,958,751)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans (Less Unfunded Loan Commitments)	$—	$14,141,179	$—	$14,141,179
Corporate Debt	—	115,670,322	—	115,670,322
Municipal Obligations	—	103,058	—	103,058
Non-U.S. Government Agency Obligations	—	44,778,329	—	44,778,329
Sovereign Debt Obligations	—	16,222,988	—	16,222,988
U.S. Government Agency Obligations and Instrumentalities	—	84,984,296	—	84,984,296
U.S. Treasury Obligations	—	106,217,372	—	106,217,372
Purchased Options	92,710	10,094	—	102,804
Mutual Funds	3,738,493	—	—	3,738,493
Short-Term Investments	—	46,722,393	—	46,722,393
Unfunded Loan Commitments**	—	(4,864)	—	(4,864)
Total Investments	$3,831,203	$428,845,167	$—	$432,676,370

Asset Derivatives
Forward Contracts	$—	$167,772	$—	$167,772
Futures Contracts	2,272,006	—	—	2,272,006
Swap Agreements	—	5,776,198	—	5,776,198
Total	$2,272,006	$5,943,970	$—	$8,215,976

Liability Derivatives
Forward Contracts	$—	$(1,829,670)	$—	$(1,829,670)
Futures Contracts	(3,922,031)	—	—	(3,922,031)
Swap Agreements	—	(870,333)	—	(870,333)
Written Options	(974,270)	(33,190)	—	(1,007,460)
Total	$(4,896,301)	$(2,733,193)	$—	$(7,629,494)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$292,360,535	$4,978,910	$—	$297,339,445
Preferred Stock	1,709,394	1,327,605	—	3,036,999
Mutual Funds	3,200,743	—	—	3,200,743
Short-Term Investments	104	3,724,863	—	3,724,967
Total Investments	$297,270,776	$10,031,378	$—	$307,302,154

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,452,911,725	$—	$—	$2,452,911,725
Short-Term Investments	—	34,152,161	—	34,152,161
Total Investments	$2,452,911,725	$34,152,161	$—	$2,487,063,886

Liability Derivatives
Futures Contracts	$(244,236)	$—	$—	$(244,236)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$586,813,438	$7,569,440	*	$—	$594,382,878
Preferred Stock	2,883,859	2,123,206	*	—	5,007,065
Mutual Funds	1,254,833	—		—	1,254,833
Short-Term Investments	157	7,743,398		—	7,743,555
Total Investments	$590,952,287	$17,436,044		$—	$608,388,331

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$2,700,830,737	$9,431,711	*	$3,790,915	$2,714,053,363
Preferred Stock	—	—		3,627,730	3,627,730
Corporate Debt	—	2,969,668		—	2,969,668
Mutual Funds	6,295,843	—		—	6,295,843
Short-Term Investments	101	25,735,519		—	25,735,620
Total Investments	$2,707,126,681	$38,136,898		$7,418,645	$2,752,682,224

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$104,683,810	$2,755,944	*	$—	$107,439,754
Preferred Stock	—	208,762	*	—	208,762
Mutual Funds	299,240	—		—	299,240
Short-Term Investments	—	1,149,718		—	1,149,718
Total Investments	$104,983,050	$4,114,424		$—	$109,097,474

Asset Derivatives
Forward Contracts	$—	$9,117		$—	$9,117

Liability Derivatives
Forward Contracts	$—	$(2,528)		$—	$(2,528)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Value Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$52,160,683	$933,147	*	$—	$53,093,830
Short-Term Investments	—	935,449		—	935,449
Total Investments	$52,160,683	$1,868,596		$—	$54,029,279

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$217,473,218	$549,060	*	$—	$218,022,278
Mutual Funds	1,208,040	—		—	1,208,040
Short-Term Investments	—	2,274,810		—	2,274,810
Total Investments	$218,681,258	$2,823,870		$—	$221,505,128

Asset Derivatives
Forward Contracts	$—	$1,848		$—	$1,848

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$5,251,065,717	$—	$9,187,063	$5,260,252,780
Preferred Stock	—	—	28,808,918	28,808,918
Mutual Funds	25,265,402	—	—	25,265,402
Short-Term Investments	104,106,617	96,711,027	—	200,817,644
Total Investments	$5,380,437,736	$96,711,027	$37,995,981	$5,515,144,744

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$2,458,487	$—	$2,458,487
Belgium	—	4,516,276	—	4,516,276
Canada	16,641,285	—	—	16,641,285
Cayman Islands	1,757,492	9,634,263	—	11,391,755
Denmark	—	10,089,336	—	10,089,336
Finland	—	994,137	—	994,137
France	—	73,325,345	—	73,325,345
Germany	—	65,361,174	—	65,361,174
Hong Kong	—	7,671,331	—	7,671,331
India	—	8,265,674	—	8,265,674
Ireland	4,720,950	3,780,925	—	8,501,875
Israel	3,787,480	—	—	3,787,480
Italy	—	9,550,184	—	9,550,184
Japan	—	44,209,210	—	44,209,210
Mexico	1,416,776	—	—	1,416,776
Netherlands	—	26,958,764	—	26,958,764
Portugal	—	2,139,016	—	2,139,016
Republic of Korea	—	1,952,685	—	1,952,685
Singapore	—	3,550,990	—	3,550,990
Spain	—	4,271,414	—	4,271,414
Sweden	—	6,699,360	—	6,699,360
Switzerland	—	56,800,339	—	56,800,339
Taiwan	3,652,263	—	—	3,652,263
United Kingdom	2,001,855	51,501,762	—	53,503,617
United States	2,255,880	—	—	2,255,880
Preferred Stock*
Republic of Korea	—	2,002,079	—	2,002,079
Short-Term Investments	—	7,182,546	—	7,182,546
Total Investments	$36,233,981	$402,915,297	$—	$439,149,278

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock*
Australia	$911,038	$37,084,503		$—		$37,995,541
Austria	—	5,372,137		—		5,372,137
Belgium	—	3,285,856		—		3,285,856
Bermuda	731,451	5,857,363		—		6,588,814
Brazil	18,037,308	—		—		18,037,308
Canada	52,999,179	—		—		52,999,179
Cayman Islands	30,595,141	60,361,176		—		90,956,317
Chile	2,237,666	—		—		2,237,666
China	—	53,111,064		—		53,111,064
Cyprus	—	—	+	—	+	—
Czech Republic	—	271,771		—		271,771
Denmark	—	5,662,900		—		5,662,900
Finland	—	12,417,824		—		12,417,824
France	—	104,614,330		—		104,614,330
Germany	—	79,604,833		—		79,604,833
Hong Kong	—	25,783,451		—		25,783,451
Hungary	—	3,964,275		—		3,964,275
India	2,243,010	59,613,005		—		61,856,015
Indonesia	—	11,934,596		—		11,934,596
Ireland	2,532,445	5,722,818		—		8,255,263
Italy	1,104,786	18,650,880		—		19,755,666
Japan	—	202,372,655		—		202,372,655
Luxembourg	—	3,947,836		—		3,947,836
Malaysia	—	3,272,359		—		3,272,359
Mexico	12,670,807	—		—		12,670,807
Netherlands	7,278,670	70,192,876		—	+	77,471,546
Norway	—	11,924,882		—		11,924,882
Philippines	—	3,695,990		—		3,695,990
Poland	—	2,945,100		—		2,945,100
Portugal	—	10,766,201		—		10,766,201
Republic of Korea	2,118,779	44,480,659		—		46,599,438
Russia	—	—		—	+	—
Saudi Arabia	1,704,547	9,170,778		—		10,875,325
Singapore	1,123,022	15,075,044		—		16,198,066
South Africa	—	8,203,890		—		8,203,890
Spain	—	11,221,086		—		11,221,086
Sweden	392,479	17,429,927		—		17,822,406
Switzerland	—	92,310,587		—		92,310,587
Taiwan	—	43,751,204		—		43,751,204
Thailand	7,853,929	1,976,271		—		9,830,200
United Arab Emirates	—	3,255,792		—		3,255,792
United Kingdom	38,340,466	122,140,801		—		160,481,267
United States	13,317,177	1,848,268		365,746		15,531,191
Preferred Stock*	—	—
Brazil	1,848,663	—		—		1,848,663
Germany	—	3,752,902		—		3,752,902
United States	—	—		21,964		21,964
Mutual Funds	7,189,857	—		—		7,189,857
Rights	—	—		—	+	—
Short-Term Investments	30,526,608	1,061,649		—		31,588,257
Total Investments	$235,757,028	$1,178,109,539		$387,710		$1,414,254,277

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Asset Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$342,634,479	$13,590	*	$—		$342,648,069
Rights	—	—		—	+	—
Mutual Funds	10,693	—		—		10,693
Short-Term Investments	—	2,437,582		—		2,437,582
Total Investments	$342,645,172	$2,451,172		$—		$345,096,344
Liability Derivatives
Futures Contracts	$(60,076)	$—		$—		$(60,076)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans (Less Unfunded Loan Commitments)	$—	$11,407,048	$—	$11,407,048
Corporate Debt	—	161,708,808	—	161,708,808
Municipal Obligations	—	495,792	—	495,792
Non-U.S. Government Agency Obligations	—	61,732,016	—	61,732,016
Sovereign Debt Obligations	—	110,231,601	—	110,231,601
U.S. Government Agency Obligations and Instrumentalities	—	101,045,913	—	101,045,913
U.S. Treasury Obligations	—	109,553,467	—	109,553,467
Mutual Funds	13,052,976	—	—	13,052,976
Purchased Options	—	5	—	5
Short-Term Investments	33,459,709	4,747,008	—	38,206,717
Unfunded Loan Commitments**	—	(2,728)	—	(2,728)
Total Investments	$46,512,685	$560,918,930	$—	$607,431,615

Asset Derivatives
Forward Contracts	$—	$4,261,089	$—	$4,261,089
Futures Contracts	225,854	—	—	225,854
Swap Agreements	—	565,062	—	565,062
Total	$225,854	$4,826,151	$—	$5,052,005

Liability Derivatives
Forward Contracts	$—	$(1,181,520)	$—	$(1,181,520)
Futures Contracts	(1,299,742)	—	—	(1,299,742)
Swap Agreements	—	(1,522,731)	—	(1,522,731)
Written Options	—	(20,743)	—	(20,743)
Total	$(1,299,742)	$(2,724,994)	$—	$(4,024,736)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Emerging Markets Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$26,496,866	$—	$26,496,866
Sovereign Debt Obligations	—	51,323,780	—	51,323,780
Mutual Funds	1,302,912	—	—	1,302,912
Short-Term Investments	1,520,108	1,488,599	—	3,008,707
Total Investments	$2,823,020	$79,309,245	$—	$82,132,265

Asset Derivatives
Futures Contracts	$4,474	$—	$—	$4,474
Forwards Contracts	—	40,967	—	40,967
Total	$4,474	$40,967	$—	$45,441

Liability Derivatives
Futures Contracts	$(63,096)	$—	$—	$(63,096)
Forwards Contracts	—	(3,131)	—	(3,131)
Swap Agreements	—	(95,312)	—	(95,312)
Total	$(63,096)	$(98,443)	$—	$(161,539)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$1,862,000,719	$42,613,019	*	$5,827,443	$1,910,441,181
Preferred Stock	876,077	—		11,660,882	12,536,959
Corporate Debt	—	—		50,373	50,373
Mutual Funds	7,167,077	—		—	7,167,077
Short-Term Investments	48,906,627	959,432		—	49,866,059
Total Investments	$1,918,950,500	$43,572,451		$17,538,698	$1,980,061,649

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$187,499	$—	$187,499
Municipal Obligations	—	845,996	—	845,996
Non-U.S. Government Agency Obligations	—	12,756,364	—	12,756,364
U.S. Government Agency Obligations and Instrumentalities	—	3,242,928	—	3,242,928
U.S. Treasury Obligations	—	200,076,763	—	200,076,763
Purchased Options	2,612	—	—	2,612
Short-Term Investments	4,469,143	1,030,621	—	5,499,764
Total Investments	$4,471,755	$218,140,171	$—	$222,611,926

Asset Derivatives
Forward Contracts	$—	$430,193	$—	$430,193
Futures Contracts	429,863	—	—	429,863
Swap Agreements	—	3,697,500	—	3,697,500
Total	$429,863	$4,127,693	$—	$4,557,556

Liability Derivatives
Forward Contracts	$—	$(643,378)	$—	$(643,378)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$—	$18,911,063	$—		$18,911,063
Austria	—	258,983	—		258,983
Belgium	—	447,485	—		447,485
Bermuda	—	903,630	—		903,630
Brazil	973,427	—	—		973,427
Canada	16,104,922	—	—		16,104,922
Cayman Islands	—	484,241	—		484,241
Chile	1,316,015	—	—		1,316,015
Denmark	—	729,513	—		729,513
Finland	—	2,409,159	—		2,409,159
France	—	4,922,821	—		4,922,821
Germany	—	187,339	—		187,339
Hong Kong	—	668,542	—		668,542
Ireland	1,627,132	—	—		1,627,132
Italy	—	365,285	—		365,285
Japan	—	5,085,743	—		5,085,743
Kazakhstan	—	653,083	—		653,083
Luxembourg	—	276,969	—		276,969
Mexico	1,312,024	—	—		1,312,024
Netherlands	—	819,672	—		819,672
Norway	—	3,193,246	—		3,193,246
Portugal	—	792,117	—		792,117
Russia	—	—	—	+	—
Singapore	—	1,285,859	—		1,285,859
South Africa	—	519,072	—		519,072
Spain	—	622,006	—		622,006
Sweden	—	7,095,090	733,598		7,828,688
Switzerland	—	327,587	—		327,587
United Kingdom	298,590	8,843,247	—		9,141,837
United States	113,020,716	—	—		113,020,716
Preferred Stock
United States	1,471,592	—	1,214,875		2,686,467
Mutual Funds	11,866,060	—	—		11,866,060
Purchased Options	—	18,217	—		18,217
Short-Term Investments	7,421,050	2,317,617	—		9,738,667
Total Investments	$155,411,528	$62,137,586	$1,948,473		$219,497,587

Asset Derivatives
Forward Contracts	$—	$149,518	$—		$149,518
Futures Contracts	192,934	—	—		192,934
Total	$192,934	$149,518	$—		$342,452

Liability Derivatives
Forward Contracts	$—	$(591,976)	$—		$(591,976)
Futures Contracts	(2,315,507)	—	—		(2,315,507)
Total	$(2,315,507)	$(591,976)	$—		$(2,907,483)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$624,629,115	$18,087,470	*	$1,912,288	$644,628,873
Preferred Stock	—	516,974	*	17,042,831	17,559,805
Corporate Debt	—	73,548		—	73,548
Rights	—	—		26,573	26,573
Warrants	1,841	9,272		7,487	18,600
Mutual Funds	6,638,891	—		—	6,638,891
Short-Term Investments	31,491,586	804,294		—	32,295,880
Total Investments	$662,761,433	$19,491,558		$18,989,179	$701,242,170

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations and Instrumentalities	$—	$3,171,970	$—	$3,171,970
U.S. Treasury Obligations	—	140,211,544	—	140,211,544
Purchased Options	1,619	—	—	1,619
Short-Term Investments	6,467,740	998,762	—	7,466,502
Total Investments	$6,469,359	$144,382,276	$—	$150,851,635

Asset Derivatives
Futures Contracts	$8,235	$—	$—	$8,235

Liability Derivatives
Futures Contracts	$(34,867)	$—	$—	$(34,867)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of June 30, 2022.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2022, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$966,744,443	$3,760,475	$(48,948,278)	$(45,187,803)
Strategic Bond Fund	469,485,629	1,527,335	(38,336,594)	(36,809,259)
Diversified Value Fund	274,270,519	45,250,974	(12,219,339)	33,031,635
Fundamental Value Fund	424,622,868	81,124,255	(20,671,328)	60,452,927
S&P 500 Index Fund	1,514,065,580	1,050,817,459	(77,819,153)	972,998,306
Equity Opportunities Fund	539,509,351	97,584,360	(28,705,380)	68,878,980
Fundamental Growth Fund	41,648,326	1,521,198	(9,387,456)	(7,866,258)
Blue Chip Growth Fund	2,218,882,310	907,785,437	(373,985,523)	533,799,914
Growth Opportunities Fund	302,362,300	34,843,904	(70,582,490)	(35,738,586)
Mid Cap Value Fund	116,535,521	4,970,355	(12,408,402)	(7,438,047)
Small Cap Value Equity Fund	49,920,359	8,616,898	(4,507,978)	4,108,920
Small Company Value Fund	235,818,882	13,762,013	(28,075,767)	(14,313,754)
Mid Cap Growth Fund	5,166,035,718	956,992,695	(607,883,669)	349,109,026
Small Cap Growth Equity Fund	573,489,802	34,474,572	(79,309,429)	(44,834,857)
Overseas Fund	445,711,792	42,834,777	(49,397,291)	(6,562,514)
MM Select T. Rowe Price International Equity Fund	1,495,705,028	104,548,431	(185,999,182)	(81,450,751)
20/80 Allocation Fund	188,939,140	855,118	(23,631,941)	(22,776,823)
40/60 Allocation Fund	206,227,314	1,263,254	(25,997,270)	(24,734,016)
60/40 Allocation Fund	187,060,158	1,272,865	(23,002,012)	(21,729,147)
80/20 Allocation Fund	134,904,876	1,399,541	(17,045,395)	(15,645,854)
MM RetireSMART by JPMorgan In Retirement Fund	102,725,902	85,447	(12,959,734)	(12,874,287)
MM RetireSMART by JPMorgan 2020 Fund	208,342,069	229,323	(26,765,918)	(26,536,595)
MM RetireSMART by JPMorgan 2025 Fund	180,674,414	470,820	(24,781,561)	(24,310,741)
MM RetireSMART by JPMorgan 2030 Fund	386,828,466	570,261	(50,013,376)	(49,443,115)
MM RetireSMART by JPMorgan 2035 Fund	167,810,059	311,266	(22,962,098)	(22,650,832)
MM RetireSMART by JPMorgan 2040 Fund	278,990,173	587,336	(37,497,865)	(36,910,529)
MM RetireSMART by JPMorgan 2045 Fund	123,981,015	299,578	(17,104,272)	(16,804,694)
MM RetireSMART by JPMorgan 2050 Fund	195,575,340	434,223	(26,805,986)	(26,371,763)
MM RetireSMART by JPMorgan 2055 Fund	64,016,150	132,067	(9,144,070)	(9,012,003)
MM RetireSMART by JPMorgan 2060 Fund	22,390,563	38,006	(3,307,659)	(3,269,653)
Equity Asset Fund	300,706,511	60,196,528	(15,806,695)	44,389,833
MM Select T. Rowe Price Bond Asset Fund	665,984,306	2,680,432	(61,233,123)	(58,552,691)
MM Select T. Rowe Price Emerging Markets Bond Fund	106,512,627	33,532	(24,413,894)	(24,380,362)
MM Select T. Rowe Price Large Cap Blend Fund	2,105,279,287	101,378,510	(226,596,148)	(125,217,638)
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	230,082,713	2,348,888	(9,819,675)	(7,470,787)
MM Select T. Rowe Price Real Assets Fund	234,933,374	9,776,085	(25,211,872)	(15,435,787)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	694,824,022	92,701,403	(86,283,255)	6,418,148
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	180,271,239	19,316	(29,438,920)	(29,419,604)
MM Select T. Rowe Price Retirement Balanced Fund	189,217,971	200,645	(20,092,169)	(19,891,524)
MM Select T. Rowe Price Retirement 2005 Fund	29,198,920	25,044	(3,506,849)	(3,481,805)
MM Select T. Rowe Price Retirement 2010 Fund	126,044,800	201,774	(14,164,611)	(13,962,837)
MM Select T. Rowe Price Retirement 2015 Fund	146,563,525	221,839	(15,234,273)	(15,012,434)
MM Select T. Rowe Price Retirement 2020 Fund	620,584,120	843,435	(60,031,553)	(59,188,118)
MM Select T. Rowe Price Retirement 2025 Fund	655,059,777	623,975	(67,854,438)	(67,230,463)
MM Select T. Rowe Price Retirement 2030 Fund	1,371,896,142	1,057,509	(113,613,255)	(112,555,746)
MM Select T. Rowe Price Retirement 2035 Fund	726,330,546	442,431	(66,556,965)	(66,114,534)
MM Select T. Rowe Price Retirement 2040 Fund	1,186,943,605	507,813	(92,355,419)	(91,847,606)
MM Select T. Rowe Price Retirement 2045 Fund	559,681,883	62,498	(51,045,852)	(50,983,354)
MM Select T. Rowe Price Retirement 2050 Fund	807,195,467	53,375	(67,935,920)	(67,882,545)
MM Select T. Rowe Price Retirement 2055 Fund	341,649,257	10,570	(34,503,110)	(34,492,540)
MM Select T. Rowe Price Retirement 2060 Fund	146,730,737	1,551	(20,370,007)	(20,368,456)

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01") as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04") in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s or an Underlying Fund’s investments, even beyond any direct exposure the Fund or the Underlying Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s or an Underlying Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund or an Underlying Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.